UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21265

                                     PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:      800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2014

2014 Semi-Annual Report to Shareholders

DWAQ	PowerShares DWA NASDAQ Momentum Portfolio

PWC	PowerShares Dynamic Market Portfolio

PRF	PowerShares FTSE RAFI US 1000 Portfolio

PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

2

Portfolio Composition

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Health Care	29.2
Information Technology	27.5
Consumer Discretionary	18.6
Industrials	12.8
Consumer Staples	5.6
Financials	4.1
Materials	0.9
Telecommunication Services	0.8
Energy	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.6%
1,123	Charter Communications, Inc., Class A(b)	$177,872
2,472	Comcast Corp., Class A	136,825
3,056	Core-Mark Holding Co., Inc.	177,340
3,519	Ctrip.com International Ltd. ADR (China)(b)	205,158
2,273	DISH Network Corp., Class A(b)	144,676
2,088	Expedia, Inc.	177,417
4,355	Gentherm, Inc.(b)	181,603
2,092	G-III Apparel Group Ltd.(b)	166,000
10,547	Liberty Interactive Corp., Class A(b)	275,699
4,162	Liberty Ventures, Series A(b)	146,086
4,841	Loral Space & Communications, Inc.(b)	370,336
795	Netflix, Inc.(b)	312,252
1,604	O’Reilly Automotive, Inc.(b)	282,112
549	Priceline Group, Inc. (The)(b)	662,209
6,732	Sonic Corp.(b)	169,714
1,455	Tesla Motors, Inc.(b)	351,674
1,536	TripAdvisor, Inc.(b)	136,182
15,004	Tuesday Morning Corp.(b)	305,932
3,418	Universal Electronics, Inc.(b)	194,450

		4,573,537

	Consumer Staples—5.6%
2,206	Andersons, Inc. (The)	140,588
1,593	Cal-Maine Foods, Inc.	139,849
2,282	Hain Celestial Group, Inc. (The)(b)	247,027
1,774	J & J Snack Foods Corp.	182,775
2,477	Keurig Green Mountain, Inc.	375,885

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
10,480	Pilgrim’s Pride Corp.(b)	$297,737

		1,383,861

	Energy—0.5%
1,968	Golar LNG Ltd. (Norway)	110,425

	Financials—4.1%
9,596	Bank of the Ozarks, Inc.	338,163
5,616	East West Bancorp, Inc.	206,444
4,013	Pinnacle Financial Partners, Inc.	157,310
5,118	PrivateBancorp, Inc.	165,414
1,203	Signature Bank(b)	145,719

		1,013,050

	Health Care—29.2%
17,017	Akorn, Inc.(b)	758,107
1,129	Atrion Corp.	372,581
26,125	AVANIR Pharmaceuticals, Inc.(b)	338,058
786	Biogen Idec, Inc.(b)	252,369
1,656	Celgene Corp.(b)	177,341
6,045	DexCom, Inc.(b)	271,723
21,669	Dyax Corp.(b)	268,046
6,676	Gilead Sciences, Inc.(b)	747,712
5,138	Henry Schein, Inc.(b)	616,714
2,656	ICON PLC (Ireland)(b)	139,732
1,687	Illumina, Inc.(b)	324,883
4,506	Jazz Pharmaceuticals PLC(b)	760,793
5,052	Medidata Solutions, Inc.(b)	227,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
48,719	Mimedx Group, Inc.(b)	$495,959
4,974	Natus Medical, Inc.(b)	169,116
3,819	NuVasive, Inc.(b)	156,197
4,844	Pacira Pharmaceuticals, Inc.(b)	449,620
2,356	PAREXEL International Corp.(b)	127,954
1,469	Salix Pharmaceuticals Ltd.(b)	211,316
1,187	United Therapeutics Corp.(b)	155,461
1,413	Vertex Pharmaceuticals, Inc.(b)	159,160

		7,180,738

	Industrials—12.8%
1,141	Allegiant Travel Co.	152,289
1,026	AMERCO	278,169
2,425	American Railcar Industries, Inc.	159,589
3,761	American Woodmark Corp.(b)	153,863
4,546	Apogee Enterprises, Inc.	199,570
5,799	Astronics Corp.(b)	300,446
4,293	Avis Budget Group, Inc.(b)	239,335
7,811	H&E Equipment Services, Inc.	292,053
3,326	Middleby Corp. (The)(b)	294,351
3,308	Multi-Color Corp.	163,085
2,829	Old Dominion Freight Line, Inc.(b)	206,149
6,020	Saia, Inc.(b)	295,100
2,690	Spirit Airlines, Inc.(b)	196,666
10,774	TASER International, Inc.(b)	202,982

		3,133,647

	Information Technology—27.5%
6,723	Apple, Inc.	726,084
4,666	ARRIS Group, Inc.(b)	140,073
1,929	Avago Technologies Ltd. (Singapore)	166,376
1,868	Baidu, Inc. ADR (China)(b)	446,022
8,667	Cadence Design Systems, Inc.(b)	155,573
2,006	Check Point Software Technologies Ltd. (Israel)(b)	148,945
3,245	Cognex Corp.(b)	128,372
3,793	comScore, Inc.(b)	159,837
4,095	Electronic Arts, Inc.(b)	167,772
3,458	Electronics for Imaging, Inc.(b)	158,100
648	Equinix, Inc.	135,367
2,886	Euronet Worldwide, Inc.(b)	154,892
2,405	Facebook, Inc., Class A(b)	180,351
2,142	IAC/InterActiveCorp.	144,992
9,223	Integrated Device Technology, Inc.(b)	151,349
9,062	Micron Technology, Inc.(b)	299,862
3,705	Monolithic Power Systems, Inc.	163,724
3,494	NetScout Systems, Inc.(b)	128,789
3,080	NXP Semiconductor NV (Netherlands)(b)	211,473
4,235	Proofpoint, Inc.(b)	186,509
13,717	RF Micro Devices, Inc.(b)	178,458
1,418	SanDisk Corp.	133,491
6,295	Sanmina Corp.(b)	157,816
3,729	Seagate Technology PLC	234,293
5,706	Skyworks Solutions, Inc.	332,317
2,103	Stratasys Ltd.(b)	253,117
10,181	SunPower Corp.(b)	324,163
5,815	Super Micro Computer, Inc.(b)	185,847

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,279	WebMD Health Corp.(b)	$139,948
1,635	Western Digital Corp.	160,835
3,437	Yahoo!, Inc.(b)	158,274
4,167	YY, Inc. ADR (China)(b)	345,278

		6,758,299

	Materials—0.9%
7,508	Century Aluminum Co.(b)	219,834

	Telecommunication Services—0.8%
1,836	SBA Communications Corp., Class A(b)	206,238

	Total Common Stocks and Other Equity Interests (Cost $22,540,159)	24,579,629

	Money Market Fund—0.2%
48,019	Invesco Premier Portfolio—Institutional Class(c) (Cost $48,019)	48,019

	Total Investments (Cost $22,588,178)—100.2%	24,627,648
	Other assets less liabilities—(0.2)%	(46,156)

	Net Assets—100.0%	$24,581,492

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares Dynamic Market Portfolio (PWC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Information Technology	18.9
Financials	14.5
Health Care	14.0
Consumer Discretionary	13.6
Industrials	10.9
Energy	9.9
Consumer Staples	9.1
Materials	3.8
Utilities	3.1
Telecommunication Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.6%
22,556	Cato Corp. (The), Class A	$804,573
53,105	Expedia, Inc.	4,512,332
13,937	Foot Locker, Inc.	780,611
7,616	Hanesbrands, Inc.	804,326
180,164	Hilton Worldwide Holdings, Inc.(b)	4,547,339
65,731	Marriott International, Inc., Class A	4,979,123
31,854	ServiceMaster Global Holdings, Inc.(b)	763,859
13,398	Skechers U.S.A., Inc., Class A(b)	733,540
24,993	Starz, Class A(b)	772,284
12,203	Tenneco, Inc.(b)	638,949
23,323	Tower International, Inc.(b)	566,749
8,121	TRW Automotive Holdings Corp.(b)	823,063
7,728	Visteon Corp.(b)	725,659
23,651	Wynn Resorts Ltd.	4,493,927

		25,946,334

	Consumer Staples—9.1%
119,013	Archer-Daniels-Midland Co.	5,593,611
9,734	Constellation Brands, Inc., Class A(b)	891,050
13,473	Dr Pepper Snapple Group, Inc.	933,005
6,358	Keurig Green Mountain, Inc.	964,827
116,398	Kroger Co. (The)	6,484,533
11,464	Molson Coors Brewing Co., Class B	852,692
28,380	Pilgrim’s Pride Corp.(b)	806,276
9,137	Sanderson Farms, Inc.	767,325

		17,293,319

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—9.9%
24,326	Alliance Holdings GP LP	$1,670,223
109,687	Cameron International Corp.(b)	6,531,861
39,093	Green Plains, Inc.	1,336,981
120,589	Halliburton Co.	6,649,277
40,582	NuStar GP Holdings LLC	1,589,191
48,747	Superior Energy Services, Inc.	1,225,987

		19,003,520

	Financials—14.5%
28,347	American Equity Investment Life Holding Co.	731,636
11,695	American Financial Group, Inc.	699,712
15,928	AmTrust Financial Services, Inc.	714,689
16,494	Aspen Insurance Holdings Ltd.	719,633
97,609	Blackstone Group LP (The)	2,939,983
8,922	Cullen/Frost Bankers, Inc.	720,987
31,087	Fidelity & Guaranty Life	738,316
59,462	Lincoln National Corp.	3,256,139
67,241	MBIA, Inc.(b)	656,272
6,279	PartnerRe Ltd.	726,418
13,143	Piper Jaffray Cos.(b)	742,054
60,284	Principal Financial Group, Inc.	3,157,073
36,486	Prudential Financial, Inc.	3,230,471
8,452	Reinsurance Group of America, Inc.	712,081
28,813	Symetra Financial Corp.	682,868
83,725	Voya Financial, Inc.	3,286,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Market Portfolio (PWC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
63,624	Wells Fargo & Co.	$3,377,798
24,068	Zions Bancorporation	697,250

		27,789,586

	Health Care—14.0%
12,542	Amsurg Corp.(b)	677,393
28,968	Anacor Pharmaceuticals, Inc.(b)	851,949
4,671	athenahealth, Inc.(b)	572,198
8,635	Centene Corp.(b)	800,206
43,613	Edwards Lifesciences Corp.(b)	5,273,684
40,240	Gilead Sciences, Inc.(b)	4,506,880
62,003	HCA Holdings, Inc.(b)	4,343,310
14,293	Health Net, Inc.(b)	679,060
17,128	HealthSouth Corp.	690,772
14,102	Molina Healthcare, Inc.(b)	685,921
35,248	Phibro Animal Health Corp., Class A	913,628
12,021	Quintiles Transnational Holdings, Inc.(b)	703,709
11,529	Team Health Holdings, Inc.(b)	721,024
6,162	Teleflex, Inc.	703,208
37,156	WellPoint, Inc.	4,707,294

		26,830,236

	Industrials—10.9%
11,851	Avis Budget Group, Inc.(b)	660,693
125,774	Delta Air Lines, Inc.	5,059,888
11,186	Greenbrier Cos., Inc. (The)	699,572
7,835	Huntington Ingalls Industries, Inc.	829,100
6,707	Kirby Corp.(b)	741,660
26,448	Korn/Ferry International(b)	738,693
45,276	L-3 Communications Holdings, Inc.	5,499,223
52,670	RPX Corp.(b)	740,014
155,518	Southwest Airlines Co.	5,362,261
16,537	Trinity Industries, Inc.	590,536

		20,921,640

	Information Technology—18.9%
98,166	Amkor Technology, Inc.(b)	665,565
24,846	Aspen Technology, Inc.(b)	917,563
17,075	Computer Sciences Corp.	1,031,330
137,915	Hewlett-Packard Co.	4,948,390
38,907	Insight Enterprises, Inc.(b)	885,134
150,080	Intel Corp.	5,104,221
20,192	Lexmark International, Inc., Class A	871,487
160,760	Micron Technology, Inc.(b)	5,319,548
72,612	MoneyGram International, Inc.(b)	624,463
37,659	OmniVision Technologies, Inc.(b)	1,008,508
43,481	Sanmina Corp.(b)	1,090,069
92,495	Skyworks Solutions, Inc.	5,386,909
43,425	Take-Two Interactive Software, Inc.(b)	1,148,591
15,125	Tech Data Corp.(b)	903,265
108,775	Texas Instruments, Inc.	5,401,767
63,808	Vishay Intertechnology, Inc.	862,046

		36,168,856

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—3.8%
59,905	Graphic Packaging Holding Co.(b)	$726,648
112,295	Mosaic Co. (The)	4,975,791
1,883	NewMarket Corp.	730,623
25,236	Westlake Chemical Partners LP(b)	760,865

		7,193,927

	Telecommunication Services—2.2%
42,462	AT&T, Inc.	1,479,376
36,216	CenturyLink, Inc.	1,502,240
17,397	Consolidated Communications Holdings, Inc.	450,582
62,373	Frontier Communications Corp.	407,920
37,534	Windstream Holdings, Inc.	393,356

		4,233,474

	Utilities—3.1%
115,762	Exelon Corp.	4,235,731
20,898	NiSource, Inc.	878,970
23,472	UGI Corp.	884,660

		5,999,361

	Total Common Stocks and Other Equity Interests (Cost $190,804,724)	191,380,253

	Money Market Fund—0.0%
85,353	Invesco Premier Portfolio—Institutional Class(c) (Cost $85,353)	85,353

	Total Investments (Cost $190,890,077)—100.0%	191,465,606
	Other assets less liabilities—(0.0)%	(51,742)

	Net Assets—100.0%	$191,413,864

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	20.9
Information Technology	11.9
Energy	11.7
Health Care	11.0
Industrials	10.7
Consumer Discretionary	10.6
Consumer Staples	10.0
Utilities	5.3
Telecommunication Services	4.0
Materials	3.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.6%
20,263	Aaron’s, Inc.	$501,712
29,466	Abercrombie & Fitch Co., Class A	986,522
8,924	Advance Auto Parts, Inc.	1,311,471
16,441	Amazon.com, Inc.(b)	5,022,068
83,654	American Eagle Outfitters, Inc.	1,076,627
39,484	Apollo Education Group, Inc.(b)	1,131,611
28,529	Ascena Retail Group, Inc.(b)	355,186
20,262	Autoliv, Inc. (Sweden)(c)	1,858,836
12,243	AutoNation, Inc.(b)	701,034
3,651	AutoZone, Inc.(b)	2,020,902
36,615	Barnes & Noble, Inc.(b)	798,939
42,151	Bed Bath & Beyond, Inc.(b)	2,838,448
225,221	Best Buy Co., Inc.	7,689,045
35,468	Big Lots, Inc.	1,619,114
22,255	BorgWarner, Inc.	1,268,980
12,890	Brinker International, Inc.	691,420
7,316	Cabela’s, Inc.(b)(c)	351,314
94,152	Cablevision Systems Corp., Class A	1,753,110
37,107	Caesars Entertainment Corp.(b)(c)	452,334
74,347	Career Education Corp.(b)	431,213
41,368	CarMax, Inc.(b)	2,312,885
117,432	Carnival Corp.	4,714,895
6,986	Carter’s, Inc.	545,816
1,010	CBS Corp., Class A	54,833
70,867	CBS Corp., Class B NVTG	3,842,409

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
14,921	Charter Communications, Inc., Class A(b)	$2,363,337
27,232	Chico’s FAS, Inc.	410,659
1,243	Chipotle Mexican Grill, Inc.(b)	793,034
27,338	Cinemark Holdings, Inc.	965,578
36,091	Coach, Inc.	1,240,809
369,231	Comcast Corp., Class A	20,436,936
81,836	Comcast Corp., Class A Special	4,512,437
27,174	Cooper Tire & Rubber Co.	875,275
60,830	CST Brands, Inc.	2,326,747
42,797	D.R. Horton, Inc.	975,344
48,662	Dana Holding Corp.	995,625
41,240	Darden Restaurants, Inc.(c)	2,135,407
43,434	Delphi Automotive PLC (United Kingdom)	2,996,077
11,750	DeVry Education Group, Inc.	568,817
14,539	Dick’s Sporting Goods, Inc.	659,634
9,898	Dillard’s, Inc., Class A	1,046,812
97,772	DIRECTV(b)	8,485,632
13,754	Discovery Communications, Inc., Class A(b)	486,204
40	Discovery Communications, Inc., Class B(b)	1,510
15,492	Discovery Communications, Inc., Class C(b)	542,065
33,861	DISH Network Corp., Class A(b)	2,155,253
44,203	Dollar General Corp.(b)	2,770,202
29,952	Dollar Tree, Inc.(b)	1,814,193
12,660	Expedia, Inc.	1,075,720
25,971	Express, Inc.(b)	388,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
19,003	Family Dollar Stores, Inc.	$1,487,745
33,224	Foot Locker, Inc.	1,860,876
1,275,677	Ford Motor Co.	17,974,289
5,551	Fossil Group, Inc.(b)	564,315
44,659	GameStop Corp., Class A(c)	1,909,619
64,903	Gannett Co., Inc.	2,044,444
49,294	Gap, Inc. (The)	1,867,750
22,126	Garmin Ltd.(c)	1,227,550
544,979	General Motors Co.	17,112,341
6,731	Genesco, Inc.(b)	516,200
17,600	Gentex Corp.	576,224
32,407	Genuine Parts Co.	3,146,072
10,376	GNC Holdings, Inc., Class A	431,330
126,975	Goodyear Tire & Rubber Co. (The)	3,076,604
1,241	Graham Holdings Co., Class B	972,448
11,363	Group 1 Automotive, Inc.	970,741
24,811	Guess?, Inc.	550,060
47,658	H&R Block, Inc.	1,539,830
13,678	Hanesbrands, Inc.	1,444,534
29,110	Harley-Davidson, Inc.	1,912,527
6,547	Harman International Industries, Inc.	702,755
23,600	Hasbro, Inc.	1,357,708
231,948	Home Depot, Inc. (The)	22,619,569
73,421	International Game Technology	1,203,370
83,766	Interpublic Group of Cos., Inc. (The)	1,624,223
14,331	ITT Educational Services, Inc.(b)(c)	144,886
532,835	J.C. Penney Co., Inc.(b)(c)	4,054,874
17,621	Jarden Corp.(b)	1,146,951
7,914	John Wiley & Sons, Inc., Class A	462,098
144,908	Johnson Controls, Inc.	6,846,903
74,970	Kohl’s Corp.	4,064,873
65,901	L Brands, Inc.	4,752,780
10,682	Lamar Advertising Co., Class A	551,725
16,725	Lands’ End, Inc.(b)	793,936
27,685	Las Vegas Sands Corp.	1,723,668
25,268	Lear Corp.	2,337,290
40,169	Leggett & Platt, Inc.	1,581,855
17,350	Lennar Corp., Class A	747,438
1,008	Lennar Corp., Class B	35,391
53,937	Liberty Global PLC, Class A (United Kingdom)(b)	2,452,515
295	Liberty Global PLC, Class B (United Kingdom)(b)	13,358
42,036	Liberty Global PLC, Series C (United Kingdom)(b)	1,869,341
114,444	Liberty Interactive Corp., Class A(b)	2,991,566
330	Liberty Interactive Corp., Class B(b)	8,468
8,528	Liberty Media Corp., Class A(b)	409,515
46	Liberty Media Corp., Class B(b)	2,054
17,685	Liberty Media Corp., Class C(b)	847,642
39,345	Live Nation Entertainment, Inc.(b)	1,022,970
28,307	LKQ Corp.(b)	808,731
230,963	Lowe’s Cos., Inc.	13,211,084
99,744	Macy’s, Inc.	5,767,198
27,787	Marriott International, Inc., Class A	2,104,865
70,550	Mattel, Inc.	2,191,988

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
178,523	McDonald’s Corp.	$16,732,961
10,743	Men’s Wearhouse, Inc. (The)	505,243
62,187	MGM Resorts International(b)	1,445,848
10,683	Mohawk Industries, Inc.(b)	1,517,413
60,815	Murphy USA, Inc.(b)	3,484,699
1,207	Netflix, Inc.(b)	474,073
50,519	Newell Rubbermaid, Inc.	1,683,798
119,230	News Corp., Class A(b)	1,845,680
33,291	News Corp., Class B(b)	501,030
60,237	NIKE, Inc., Class B	5,600,234
31,987	Nordstrom, Inc.	2,322,576
679	NVR, Inc.(b)	833,527
301,770	Office Depot, Inc.(b)	1,575,239
47,747	Omnicom Group, Inc.	3,431,099
10,187	O’Reilly Automotive, Inc.(b)	1,791,690
2,699	Panera Bread Co., Class A(b)	436,266
71,459	Penn National Gaming, Inc.(b)	935,398
16,301	Penske Automotive Group, Inc.	737,457
18,609	PetSmart, Inc.	1,346,361
4,807	Polaris Industries, Inc.	725,184
1,402	Priceline Group, Inc. (The)(b)	1,691,106
29,189	PulteGroup, Inc.	560,137
8,390	PVH Corp.	959,396
293,105	RadioShack Corp.(b)(c)	269,657
7,473	Ralph Lauren Corp., Class A	1,231,849
35,941	Regal Entertainment Group, Class A(c)	796,093
41,412	Rent-A-Center, Inc.	1,282,530
25,771	Ross Stores, Inc.	2,080,235
34,848	Royal Caribbean Cruises Ltd.	2,368,619
21,703	Sally Beauty Holdings, Inc.(b)	636,115
7,404	Scripps Networks Interactive, Inc., Class A	571,885
55,929	Sears Holdings Corp.(b)(c)	1,953,041
17,323	SeaWorld Entertainment, Inc.	333,295
42,125	Service Corp. International	921,274
11,089	Signet Jewelers Ltd.	1,330,791
181,443	Sirius XM Holdings, Inc.(b)(c)	622,349
11,818	Six Flags Entertainment Corp.	476,265
27,223	Sonic Automotive, Inc., Class A	677,580
368,500	Staples, Inc.	4,672,580
45,587	Starbucks Corp.	3,444,554
22,375	Starwood Hotels & Resorts Worldwide, Inc.	1,715,267
252,992	Target Corp.	15,639,965
18,351	Tenneco, Inc.(b)	960,858
8,494	Thor Industries, Inc.	449,248
14,446	Tiffany & Co.	1,388,550
55,335	Time Warner Cable, Inc.	8,145,865
200,390	Time Warner, Inc.	15,924,993
24,930	Time, Inc.(b)	563,169
78,613	TJX Cos., Inc. (The)	4,977,775
18,210	Toll Brothers, Inc.(b)	581,810
8,180	Tractor Supply Co.	598,940
40,110	TRW Automotive Holdings Corp.(b)	4,065,149
8,035	Tupperware Brands Corp.	512,231
202,821	Twenty-First Century Fox, Inc., Class A	6,993,268
59,586	Twenty-First Century Fox, Inc., Class B	1,976,468
16,825	Urban Outfitters, Inc.(b)	510,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
41,004	VF Corp.	$2,775,151
1,209	Viacom, Inc., Class A	88,330
49,353	Viacom, Inc., Class B	3,586,976
17,545	Visteon Corp.(b)	1,647,476
199,915	Walt Disney Co. (The)	18,268,233
60,481	Wendy’s Co. (The)	485,058
24,421	Whirlpool Corp.	4,201,633
12,766	Williams-Sonoma, Inc.	830,173
19,386	Wyndham Worldwide Corp.	1,505,711
10,976	Wynn Resorts Ltd.	2,085,550
56,791	Yum! Brands, Inc.	4,079,298

		436,354,983

	Consumer Staples—10.0%
460,859	Altria Group, Inc.	22,277,924
9,459	Andersons, Inc. (The)	602,822
299,824	Archer-Daniels-Midland Co.	14,091,728
195,398	Avon Products, Inc.	2,032,139
7,219	Brown-Forman Corp., Class A	656,135
15,869	Brown-Forman Corp., Class B	1,470,580
88,889	Bunge Ltd.	7,880,010
37,372	Campbell Soup Co.	1,650,721
12,024	Casey’s General Stores, Inc.	984,405
43,055	Chiquita Brands International, Inc.(b)	621,284
14,851	Church & Dwight Co., Inc.	1,075,361
23,672	Clorox Co. (The)	2,355,364
692,997	Coca-Cola Co. (The)	29,022,714
51,900	Coca-Cola Enterprises, Inc.	2,249,865
119,971	Colgate-Palmolive Co.	8,023,660
138,937	ConAgra Foods, Inc.	4,772,486
13,703	Constellation Brands, Inc., Class A(b)	1,254,373
100	Constellation Brands, Inc., Class B(b)	9,134
101,608	Costco Wholesale Corp.	13,551,459
281,247	CVS Health Corp.	24,133,805
23,106	Darling Ingredients, Inc.(b)	406,666
127,576	Dean Foods Co.	1,876,643
39,118	Dr Pepper Snapple Group, Inc.	2,708,922
15,257	Energizer Holdings, Inc.	1,871,271
19,220	Estee Lauder Cos., Inc. (The), Class A	1,444,960
30,021	Flowers Foods, Inc.	570,399
131,420	General Mills, Inc.	6,828,583
12,666	Herbalife Ltd.(c)	664,458
15,239	Hershey Co. (The)	1,461,573
20,159	Hormel Foods Corp.	1,086,772
17,650	Ingredion, Inc.	1,363,463
24,303	J.M. Smucker Co. (The)	2,527,512
51,302	Kellogg Co.	3,281,276
6,191	Keurig Green Mountain, Inc.	939,484
72,041	Kimberly-Clark Corp.	8,232,125
73,682	Kraft Foods Group, Inc.	4,151,981
259,129	Kroger Co. (The)	14,436,077
78,100	Lorillard, Inc.	4,803,150
1,981	McCormick & Co., Inc.	139,264
18,073	McCormick & Co., Inc. NVTG	1,278,123
15,557	Mead Johnson Nutrition Co.	1,544,966
30,634	Molson Coors Brewing Co., Class B	2,278,557
525,247	Mondelez International, Inc., Class A	18,520,209

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
300,561	PepsiCo, Inc.	$28,904,951
311,929	Philip Morris International, Inc.	27,764,800
553,485	Procter & Gamble Co. (The)	48,302,636
79,555	Reynolds American, Inc.	5,004,805
372,717	Rite Aid Corp.(b)	1,956,764
162,071	Safeway, Inc.	5,649,795
506,121	SUPERVALU, Inc.(b)	4,367,824
200,582	Sysco Corp.	7,730,430
8,120	TreeHouse Foods, Inc.(b)	691,580
89,983	Tyson Foods, Inc., Class A	3,630,814
9,364	United Natural Foods, Inc.(b)	636,939
11,817	Universal Corp.	525,857
177,496	Walgreen Co.	11,398,793
551,974	Wal-Mart Stores, Inc.	42,099,057
16,358	WhiteWave Foods Co. (The)(b)	609,008
32,686	Whole Foods Market, Inc.	1,285,540

		411,691,996

	Energy—11.7%
355,570	Alpha Natural Resources, Inc.(b)(c)	696,917
91,363	Anadarko Petroleum Corp.	8,385,296
112,653	Apache Corp.	8,696,812
294,123	Arch Coal, Inc.(c)	635,306
13,135	Atwood Oceanics, Inc.(b)	533,938
93,152	Baker Hughes, Inc.	4,933,330
21,673	Bill Barrett Corp.(b)	329,430
18,885	Cabot Oil & Gas Corp.	587,323
40,225	Cameron International Corp.(b)	2,395,399
207,799	Chesapeake Energy Corp.	4,608,982
692,654	Chevron Corp.	83,083,847
9,930	Cimarex Energy Co.	1,128,743
30,282	Cloud Peak Energy, Inc.(b)	362,476
9,386	Concho Resources, Inc.(b)	1,023,356
599,803	ConocoPhillips	43,275,786
47,281	CONSOL Energy, Inc.	1,739,941
79,524	Cosan Ltd., Class A (Brazil)	842,159
15,355	Delek US Holdings, Inc.	520,381
106,660	Denbury Resources, Inc.	1,322,584
117,489	Devon Energy Corp.	7,049,340
44,675	Diamond Offshore Drilling, Inc.(c)	1,684,694
13,102	Dresser-Rand Group, Inc.(b)	1,070,433
12,578	Energen Corp.	851,531
56,633	Ensco PLC, Class A	2,298,733
53,799	EOG Resources, Inc.	5,113,595
14,013	EQT Corp.	1,317,782
22,735	Exterran Holdings, Inc.	894,168
1,230,621	Exxon Mobil Corp.	119,013,357
26,763	FMC Technologies, Inc.(b)	1,499,798
157,564	Frontline Ltd. (Norway)(b)(c)	222,165
133,891	Halliburton Co.	7,382,750
25,539	Helix Energy Solutions Group, Inc.(b)	680,359
12,739	Helmerich & Payne, Inc.	1,106,000
105,222	Hess Corp.	8,923,878
63,572	HollyFrontier Corp.	2,884,897
67,515	Key Energy Services, Inc.(b)	205,246
128,008	Kinder Morgan, Inc.(c)	4,953,910
329,722	Marathon Oil Corp.	11,672,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
105,078	Marathon Petroleum Corp.	$9,551,590
126,434	McDermott International, Inc.(b)(c)	485,507
94,129	Murphy Oil Corp.	5,025,547
118,893	Nabors Industries Ltd.	2,122,240
84,916	National Oilwell Varco, Inc.	6,168,298
57,594	Newfield Exploration Co.(b)	1,878,140
85,463	Noble Corp. PLC	1,787,886
38,733	Noble Energy, Inc.	2,232,183
180,247	Occidental Petroleum Corp.	16,029,366
10,193	Oceaneering International, Inc.	716,262
12,515	Oil States International, Inc.(b)	747,646
46,559	ONEOK, Inc.	2,744,187
28,487	Paragon Offshore PLC(b)(c)	138,732
33,814	Patterson-UTI Energy, Inc.	778,736
20,067	PBF Energy, Inc., Class A	523,147
144,985	Peabody Energy Corp.(c)	1,512,194
232,989	Phillips 66	18,289,636
7,979	Pioneer Natural Resources Co.	1,508,510
40,159	QEP Resources, Inc.	1,006,786
9,152	Range Resources Corp.	625,997
32,111	Rowan Cos. PLC, Class A	779,334
123,223	SandRidge Energy, Inc.(b)(c)	480,570
173,108	Schlumberger Ltd.	17,078,835
9,066	SEACOR Holdings, Inc.(b)	747,492
14,731	Seventy Seven Energy, Inc.(b)	192,534
8,083	SM Energy Co.	455,073
40,240	Southwestern Energy Co.(b)	1,308,202
136,250	Spectra Energy Corp.	5,331,462
43,760	Superior Energy Services, Inc.	1,100,564
6,670	Targa Resources Corp.	857,962
10,972	Teekay Corp. (Bermuda)	641,423
64,369	Tesoro Corp.	4,596,590
14,886	Tidewater, Inc.	548,847
14,304	Unit Corp.(b)	692,600
291,759	Valero Energy Corp.	14,614,208
284,802	Weatherford International PLC(b)	4,676,449
19,845	Western Refining, Inc.	904,734
20,728	Whiting Petroleum Corp.(b)	1,269,383
105,649	Williams Cos., Inc. (The)	5,864,576
45,989	World Fuel Services Corp.	1,896,586
129,158	WPX Energy, Inc.(b)	2,469,501

		484,306,316

	Financials—20.9%
83,914	ACE Ltd.	9,171,800
4,298	Affiliated Managers Group, Inc.(b)	858,697
114,336	Aflac, Inc.	6,829,289
12,627	Alexandria Real Estate Equities, Inc. REIT	1,048,041
3,121	Alleghany Corp.(b)	1,386,598
30,477	Allied World Assurance Co. Holdings AG	1,158,126
146,818	Allstate Corp. (The)	9,521,147
19,408	American Campus Communities, Inc. REIT	762,152
109,759	American Capital Agency Corp. REIT	2,495,920
26,026	American Capital Mortgage Investment Corp. REIT	509,849
21,848	American Equity Investment Life Holding Co.	563,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
128,016	American Express Co.	$11,515,039
26,538	American Financial Group, Inc.	1,587,769
405,976	American International Group, Inc.	21,748,134
18,872	American Tower Corp. REIT	1,840,020
30,350	Ameriprise Financial, Inc.	3,829,259
613,443	Annaly Capital Management, Inc. REIT	6,999,385
38,724	Aon PLC	3,330,264
32,073	Apartment Investment & Management Co., Class A REIT	1,147,893
27,710	Arch Capital Group Ltd.(b)	1,560,627
23,166	Arthur J. Gallagher & Co.	1,105,018
23,227	Aspen Insurance Holdings Ltd.	1,013,394
51,159	Associated Banc-Corp.	961,789
33,894	Assurant, Inc.	2,312,249
41,535	Assured Guaranty Ltd.	958,628
35,515	Astoria Financial Corp.	467,022
16,267	AvalonBay Communities, Inc. REIT	2,535,049
36,703	Axis Capital Holdings Ltd.	1,766,882
19,558	BancorpSouth, Inc.	450,421
4,108,590	Bank of America Corp.	70,503,404
10,866	Bank of Hawaii Corp.	636,204
316,505	Bank of New York Mellon Corp. (The)	12,255,074
15,248	BankUnited, Inc.	455,915
202,664	BB&T Corp.	7,676,912
415,673	Berkshire Hathaway, Inc., Class B(b)	58,260,728
36,692	BioMed Realty Trust, Inc. REIT	796,950
19,846	BlackRock, Inc., Class A	6,769,669
19,823	Boston Properties, Inc. REIT	2,512,565
48,784	Brandywine Realty Trust REIT	752,737
18,957	Brown & Brown, Inc.	603,970
15,495	Camden Property Trust REIT	1,188,002
153,257	Capital One Financial Corp.	12,685,082
61,296	Capitol Federal Financial, Inc.	785,202
43,884	Capstead Mortgage Corp. REIT	557,766
42,825	CBL & Associates Properties, Inc. REIT	819,242
39,431	CBRE Group, Inc., Class A(b)	1,261,792
109,371	Charles Schwab Corp. (The)	3,135,667
71,991	Chubb Corp. (The)	7,153,026
41,530	Cincinnati Financial Corp.	2,096,019
42,895	CIT Group, Inc.	2,098,852
1,017,512	Citigroup, Inc.	54,467,417
9,100	City National Corp.	716,261
73,641	CME Group, Inc., Class A	6,171,852
71,384	CNO Financial Group, Inc.	1,294,192
40,584	Columbia Property Trust, Inc. REIT	1,023,934
44,920	Comerica, Inc.	2,144,481
21,323	Commerce Bancshares, Inc.	965,079
22,274	Corporate Office Properties Trust REIT	608,971
17,735	Corrections Corp. of America REIT	652,293
19,061	Crown Castle International Corp. REIT	1,489,045
11,073	Cullen/Frost Bankers, Inc.	894,809
81,790	CYS Investments, Inc. REIT	730,385
63,317	DCT Industrial Trust, Inc. REIT	542,627
47,777	DDR Corp. REIT	866,675
40,980	DiamondRock Hospitality Co. REIT	588,063
24,089	Digital Realty Trust, Inc. REIT	1,661,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
74,566	Discover Financial Services	$4,755,819
23,029	Douglas Emmett, Inc. REIT	647,806
68,075	Duke Realty Corp. REIT	1,290,702
84,301	E*TRADE Financial Corp.(b)	1,879,912
18,688	East West Bancorp, Inc.	686,971
17,225	Eaton Vance Corp.	634,397
14,379	Endurance Specialty Holdings Ltd.	833,263
10,278	EPR Properties REIT	576,596
37,387	Equity Commonwealth REIT	998,607
52,786	Equity Residential REIT	3,671,794
4,697	Essex Property Trust, Inc. REIT	947,667
12,881	Everest Re Group Ltd.	2,198,143
42,192	F.N.B. Corp.	539,636
8,203	Federal Realty Investment Trust REIT	1,081,155
33,129	Federated Investors, Inc., Class B	1,035,944
219,275	Fifth Third Bancorp	4,383,307
35,387	First American Financial Corp.	1,072,934
64,291	First Horizon National Corp.	826,782
136,587	First Niagara Financial Group, Inc.	1,023,037
13,823	First Republic Bank	704,005
32,182	FirstMerit Corp.	590,540
55,627	FNF Group	1,659,910
18,504	FNFV Group(b)	248,694
54,063	Franklin Resources, Inc.	3,006,443
56,935	Fulton Financial Corp.	676,388
84,836	General Growth Properties, Inc. REIT	2,198,101
243,557	Genworth Financial, Inc., Class A(b)	3,407,362
126,355	Goldman Sachs Group, Inc. (The)	24,006,186
19,354	Hancock Holding Co.	681,067
15,317	Hanover Insurance Group, Inc. (The)	1,025,320
214,408	Hartford Financial Services Group, Inc. (The)	8,486,269
44,112	Hatteras Financial Corp. REIT	839,892
25,097	HCC Insurance Holdings, Inc.	1,309,812
89,009	HCP, Inc. REIT	3,913,726
43,626	Health Care REIT, Inc. REIT	3,102,245
20,746	Healthcare Realty Trust, Inc. REIT	549,147
18,132	Highwoods Properties, Inc. REIT	777,319
11,235	Home Properties, Inc. REIT	722,523
50,667	Hospitality Properties Trust REIT	1,500,250
107,805	Host Hotels & Resorts, Inc. REIT	2,512,935
187,390	Hudson City Bancorp, Inc.	1,808,313
208,099	Huntington Bancshares, Inc.	2,062,261
30,586	Interactive Brokers Group, Inc., Class A	789,731
5,448	IntercontinentalExchange, Inc.	1,134,764
76,528	Invesco Ltd.(d)	3,097,088
45,125	Invesco Mortgage Capital, Inc. REIT(d)	746,367
40,187	Iron Mountain, Inc. REIT	1,449,545
42,873	Janus Capital Group, Inc.(c)	642,666
6,364	Jones Lang LaSalle, Inc.	860,476
1,203,647	JPMorgan Chase & Co.	72,796,571
17,119	Kemper Corp.	630,835
273,408	KeyCorp	3,608,986
10,915	Kilroy Realty Corp. REIT	739,382
76,332	Kimco Realty Corp. REIT	1,904,483
16,156	LaSalle Hotel Properties REIT	633,477

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
27,297	Legg Mason, Inc.	$1,419,444
48,000	Leucadia National Corp.	1,141,440
49,383	Lexington Realty Trust REIT	541,238
32,686	Liberty Property Trust REIT	1,136,492
75,208	Lincoln National Corp.	4,118,390
109,518	Loews Corp.	4,774,985
11,413	LPL Financial Holdings, Inc.	472,384
27,436	M&T Bank Corp.	3,352,130
23,739	Macerich Co. (The) REIT	1,673,599
43,240	Mack-Cali Realty Corp. REIT	809,885
1,840	Markel Corp.(b)	1,271,238
87,180	Marsh & McLennan Cos., Inc.	4,739,977
36,087	McGraw Hill Financial, Inc.	3,265,152
11,311	Mercury General Corp.	600,840
292,002	MetLife, Inc.	15,838,188
132,458	MFA Financial, Inc. REIT	1,109,998
7,699	Mid-America Apartment Communities, Inc. REIT	544,011
14,686	Moody’s Corp.	1,457,292
386,064	Morgan Stanley	13,492,937
12,885	MSCI, Inc.	601,214
30,311	NASDAQ OMX Group, Inc. (The)	1,311,254
17,537	National Retail Properties, Inc. REIT	668,510
107,128	Navient Corp.	2,118,992
162,516	New York Community Bancorp, Inc.(c)	2,592,130
48,830	Northern Trust Corp.	3,237,429
11,996	Ocwen Financial Corp.(b)	282,626
84,409	Old Republic International Corp.	1,246,721
15,328	OMEGA Healthcare Investors, Inc. REIT(c)	584,916
21,577	PartnerRe Ltd.	2,496,243
118,552	People’s United Financial, Inc.	1,733,230
53,498	PHH Corp.(b)	1,267,368
65,055	Piedmont Office Realty Trust, Inc., Class A REIT	1,265,320
8,860	Platinum Underwriters Holdings Ltd.	554,902
33,709	Plum Creek Timber Co., Inc. REIT	1,382,406
138,769	PNC Financial Services Group, Inc. (The)	11,988,254
43,829	Popular, Inc.(b)	1,397,269
13,506	Primerica, Inc.	690,832
73,250	Principal Financial Group, Inc.	3,836,102
14,700	ProAssurance Corp.	687,666
165,496	Progressive Corp. (The)	4,370,749
75,224	Prologis, Inc. REIT	3,133,080
8,354	Prosperity Bancshares, Inc.	504,498
28,178	Protective Life Corp.	1,963,443
151,547	Prudential Financial, Inc.	13,417,971
15,414	Public Storage REIT	2,841,417
17,983	Raymond James Financial, Inc.	1,009,386
24,726	Rayonier, Inc. REIT	827,579
16,583	Realogy Holdings Corp.(b)	680,069
17,198	Realty Income Corp. REIT(c)	791,624
16,520	Regency Centers Corp. REIT	1,002,764
440,922	Regions Financial Corp.	4,378,355
28,731	Reinsurance Group of America, Inc.	2,420,587
10,172	RenaissanceRe Holdings Ltd.	1,051,073
45,226	Retail Properties of America, Inc., Class A REIT	709,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
11,256	RLI Corp.	$558,185
20,398	RLJ Lodging Trust REIT	657,224
41,477	Senior Housing Properties Trust REIT	936,965
4,217	Signature Bank(b)	510,805
30,350	Simon Property Group, Inc. REIT	5,439,023
13,558	SL Green Realty Corp. REIT	1,568,661
107,128	SLM Corp.	1,023,072
13,469	StanCorp Financial Group, Inc.	936,904
27,284	Starwood Property Trust, Inc. REIT	615,527
87,408	State Street Corp.	6,595,808
9,802	Stifel Financial Corp.(b)	465,693
175,589	SunTrust Banks, Inc.	6,872,553
60,131	Susquehanna Bancshares, Inc.	589,885
4,886	SVB Financial Group(b)	547,183
44,055	Symetra Financial Corp.	1,044,103
36,288	Synovus Financial Corp.	920,264
29,233	T. Rowe Price Group, Inc.	2,399,737
7,221	Taubman Centers, Inc. REIT	549,157
45,531	TCF Financial Corp.	703,454
18,598	TD Ameritrade Holding Corp.	627,497
31,259	Torchmark Corp.	1,655,477
150,232	Travelers Cos., Inc. (The)	15,143,386
20,680	Trustmark Corp.	503,144
64,789	Two Harbors Investment Corp. REIT	656,313
377,948	U.S. Bancorp	16,100,585
46,730	UDR, Inc. REIT	1,412,648
91,206	Unum Group	3,051,753
26,777	Validus Holdings Ltd.	1,065,189
76,356	Valley National Bancorp(c)	762,033
50,505	Ventas, Inc. REIT	3,460,098
31,427	Vornado Realty Trust REIT	3,440,628
41,960	Voya Financial, Inc.	1,646,930
34,093	W.R. Berkley Corp.	1,757,153
8,270	Waddell & Reed Financial, Inc., Class A	394,810
20,084	Washington REIT	567,574
25,906	Washington Federal, Inc.	565,528
15,322	Washington Prime Group, Inc. REIT	270,127
19,011	Webster Financial Corp.	595,805
23,267	Weingarten Realty Investors REIT	843,429
1,219,050	Wells Fargo & Co.	64,719,365
274,586	Weyerhaeuser Co. REIT	9,297,482
1,283	White Mountains Insurance Group Ltd.	801,772
34,873	Willis Group Holdings PLC	1,413,403
95,327	XL Group PLC	3,229,679
51,997	Zions Bancorporation	1,506,353

		860,392,230

	Health Care—11.0%
504,078	Abbott Laboratories	21,972,760
136,337	AbbVie, Inc.	8,651,946
7,505	Actavis PLC(b)	1,821,764
90,081	Aetna, Inc.	7,432,583
31,061	Agilent Technologies, Inc.	1,717,052
19,316	Alere, Inc.(b)	772,061
2,979	Alexion Pharmaceuticals, Inc.(b)	570,061
17,702	Allergan, Inc.	3,364,442
114,782	AmerisourceBergen Corp.	9,803,531

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
66,913	Amgen, Inc.	$10,851,950
90,014	Baxter International, Inc.	6,313,582
30,102	Becton, Dickinson and Co.	3,874,127
9,332	Biogen Idec, Inc.(b)	2,996,319
3,894	Bio-Rad Laboratories, Inc., Class A(b)	439,321
91	Bio-Rad Laboratories, Inc., Class B(b)	10,342
264,792	Boston Scientific Corp.(b)	3,516,438
269,291	Bristol-Myers Squibb Co.	15,670,043
8,174	C.R. Bard, Inc.	1,340,291
158,476	Cardinal Health, Inc.	12,437,196
46,853	CareFusion Corp.(b)	2,687,957
29,128	Celgene Corp.(b)	3,119,318
13,138	Centene Corp.(b)	1,217,498
15,787	Cerner Corp.(b)	999,949
54,823	Cigna Corp.	5,458,726
53,369	Community Health Systems, Inc.(b)	2,933,694
4,390	Cooper Cos., Inc. (The)	719,521
6,568	Covance, Inc.(b)	524,783
71,519	Covidien PLC	6,611,216
35,548	DaVita HealthCare Partners, Inc.(b)	2,775,232
18,873	DENTSPLY International, Inc.	958,182
9,903	Edwards Lifesciences Corp.(b)	1,197,471
233,899	Eli Lilly & Co.	15,514,521
10,697	Endo International PLC(b)	715,843
151,674	Express Scripts Holding Co.(b)	11,651,597
63,297	Gilead Sciences, Inc.(b)	7,089,264
197,137	HCA Holdings, Inc.(b)	13,809,447
61,490	Health Net, Inc.(b)	2,921,390
18,070	HealthSouth Corp.	728,763
14,961	Henry Schein, Inc.(b)	1,795,769
52,554	Hologic, Inc.(b)	1,376,389
35,015	Hospira, Inc.(b)	1,880,305
47,594	Humana, Inc.	6,608,427
2,780	Illumina, Inc.(b)	535,372
2,786	Intuitive Surgical, Inc.(b)	1,381,299
488,387	Johnson & Johnson	52,638,351
49,054	Kindred Healthcare, Inc.	1,066,925
20,741	Laboratory Corp. of America Holdings(b)	2,266,784
18,464	LifePoint Hospitals, Inc.(b)	1,292,480
11,107	Magellan Health, Inc.(b)	672,196
12,132	Mallinckrodt PLC(b)	1,118,328
73,318	McKesson Corp.	14,913,614
12,624	MEDNAX, Inc.(b)	788,116
176,035	Medtronic, Inc.	11,998,546
566,005	Merck & Co., Inc.	32,794,330
2,424	Mettler-Toledo International, Inc.(b)	626,531
12,887	Molina Healthcare, Inc.(b)	626,824
44,405	Mylan, Inc.(b)	2,377,888
23,368	Omnicare, Inc.	1,556,075
29,950	Owens & Minor, Inc.	997,934
16,136	Patterson Cos., Inc.	695,623
53,078	PDL BioPharma, Inc.(c)	452,755
15,021	PerkinElmer, Inc.	652,212
4,533	Perrigo Co. PLC	731,853
1,630,293	Pfizer, Inc.	48,827,275
42,335	Quest Diagnostics, Inc.	2,686,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
13,421	ResMed, Inc.(c)	$700,845
32,092	St. Jude Medical, Inc.	2,059,344
12,488	STERIS Corp.	771,758
33,573	Stryker Corp.	2,938,645
7,420	Teleflex, Inc.	846,770
39,778	Tenet Healthcare Corp.(b)	2,229,557
34,661	Thermo Fisher Scientific, Inc.	4,075,094
241,633	UnitedHealth Group, Inc.	22,957,551
14,171	Universal Health Services, Inc., Class B	1,469,674
11,276	Varian Medical Systems, Inc.(b)	948,537
15,853	VCA, Inc.(b)	722,421
6,987	Waters Corp.(b)	774,160
18,009	WellCare Health Plans, Inc.(b)	1,222,271
132,889	WellPoint, Inc.	16,835,707
21,736	Zimmer Holdings, Inc.	2,417,913
63,239	Zoetis, Inc.	2,349,961

		451,869,169

	Industrials—10.7%
102,882	3M Co.	15,820,165
21,200	ABM Industries, Inc.	585,968
56,605	ADT Corp. (The)	2,028,723
44,552	AECOM Technology Corp.(b)	1,450,168
15,476	AerCap Holdings NV (Netherlands)(b)	670,730
38,895	AGCO Corp.	1,723,437
15,410	Air Lease Corp.	563,852
26,881	Alaska Air Group, Inc.	1,430,876
14,345	Allegion PLC	761,576
7,184	Alliant Techsystems, Inc.	840,241
22,862	American Airlines Group, Inc.	945,344
19,135	AMETEK, Inc.	997,890
22,336	Armstrong World Industries, Inc.(b)	1,081,509
48,882	Avis Budget Group, Inc.(b)	2,725,171
11,633	B/E Aerospace, Inc.(b)	866,077
15,774	Babcock & Wilcox Co. (The)	451,136
101,795	Boeing Co. (The)	12,715,213
19,578	Brink’s Co. (The)	411,138
37,355	C.H. Robinson Worldwide, Inc.	2,585,340
9,833	Carlisle Cos., Inc.	873,957
150,072	Caterpillar, Inc.	15,218,802
10,167	Chicago Bridge & Iron Co. NV	555,525
17,662	Cintas Corp.	1,293,565
24,911	Civeo Corp.	303,665
10,204	Clean Harbors, Inc.(b)	506,425
7,488	Colfax Corp.(b)	407,197
20,982	Con-way, Inc.	909,989
4,317	Copa Holdings SA, Class A (Panama)	504,744
36,981	Covanta Holding Corp.	816,171
8,369	Crane Co.	521,807
205,100	CSX Corp.	7,307,713
25,895	Cummins, Inc.	3,785,331
8,135	Curtiss-Wright Corp.	563,023
59,783	Danaher Corp.	4,806,553
82,111	Deere & Co.	7,023,775
178,192	Delta Air Lines, Inc.	7,168,664
11,272	Deluxe Corp.	685,338
14,044	Donaldson Co., Inc.	583,950

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
35,729	Dover Corp.	$2,838,312
187,711	DryShips, Inc. (Greece)(b)(c)	277,812
6,683	Dun & Bradstreet Corp. (The)	820,739
74,395	Eaton Corp. PLC	5,087,874
18,365	EMCOR Group, Inc.	810,447
146,239	Emerson Electric Co.	9,368,070
8,901	EnerSys	558,983
13,078	Equifax, Inc.	990,528
6,185	Esterline Technologies Corp.(b)	724,325
59,858	Exelis, Inc.	1,068,465
32,221	Expeditors International of Washington, Inc.	1,374,548
25,283	Fastenal Co.	1,113,463
60,985	FedEx Corp.	10,208,889
15,256	Flowserve Corp.	1,037,255
42,459	Fluor Corp.	2,816,730
22,805	Fortune Brands Home & Security, Inc.	986,316
30,799	Foster Wheeler AG	955,693
19,182	FTI Consulting, Inc.(b)	774,569
9,270	GATX Corp.	587,718
11,064	Generac Holdings, Inc.(b)	501,642
36,055	General Cable Corp.	510,899
76,766	General Dynamics Corp.	10,728,816
2,744,050	General Electric Co.	70,823,931
4,824	Genesee & Wyoming, Inc., Class A(b)	464,069
55,680	GrafTech International Ltd.(b)	238,867
35,447	Harsco Corp.	768,491
129,029	Hertz Global Holdings, Inc.(b)	2,828,316
10,970	Hexcel Corp.(b)	459,533
110,232	Honeywell International, Inc.	10,595,500
586	Hubbell, Inc., Class A	70,578
7,373	Hubbell, Inc., Class B	836,172
9,281	Huntington Ingalls Industries, Inc.	982,115
9,280	IDEX Corp.	695,165
4,846	IHS, Inc., Class A(b)	634,971
73,297	Illinois Tool Works, Inc.	6,673,692
60,493	Ingersoll-Rand PLC	3,788,072
33,764	ITT Corp.	1,521,406
10,911	J.B. Hunt Transport Services, Inc.	870,370
39,461	Jacobs Engineering Group, Inc.(b)	1,872,424
130,014	JetBlue Airways Corp.(b)	1,500,362
24,732	Joy Global, Inc.	1,301,645
10,346	Kansas City Southern	1,270,385
20,164	KAR Auction Services, Inc.	612,179
52,466	KBR, Inc.	1,001,051
16,742	Kennametal, Inc.	646,409
7,211	Kirby Corp.(b)	797,392
30,367	L-3 Communications Holdings, Inc.	3,688,376
5,410	Lennox International, Inc.	481,057
7,587	Lincoln Electric Holdings, Inc.	549,906
62,419	Lockheed Martin Corp.	11,895,189
20,725	Manitowoc Co., Inc. (The)	431,909
34,454	Manpowergroup, Inc.	2,299,805
70,705	Masco Corp.	1,560,459
45,907	Meritor, Inc.(b)	527,471
8,354	Moog, Inc., Class A(b)	639,415
118	Moog, Inc., Class B(b)	9,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
40,709	MRC Global, Inc.(b)	$856,110
6,677	MSC Industrial Direct Co., Inc., Class A	540,637
49,390	Navistar International Corp.(b)	1,746,924
34,776	Nielsen Holdings NV	1,477,632
65,310	Norfolk Southern Corp.	7,225,898
61,729	Northrop Grumman Corp.	8,516,133
21,404	NOW, Inc.(b)(c)	643,404
10,673	Old Dominion Freight Line, Inc.(b)	777,742
21,356	Oshkosh Corp.	955,895
32,288	Owens Corning	1,035,153
63,635	PACCAR, Inc.	4,156,638
11,010	Pall Corp.	1,006,534
26,426	Parker Hannifin Corp.	3,356,895
20,009	Pentair PLC (United Kingdom)	1,341,603
86,727	Pitney Bowes, Inc.	2,145,626
11,521	Precision Castparts Corp.	2,542,685
34,964	Quanta Services, Inc.(b)	1,191,573
124,144	R.R. Donnelley & Sons Co.	2,166,313
69,341	Raytheon Co.	7,203,143
9,328	Regal-Beloit Corp.	662,008
17,742	Republic Airways Holdings, Inc.(b)	222,130
90,139	Republic Services, Inc.	3,461,338
20,009	Robert Half International, Inc.	1,096,093
15,614	Rockwell Automation, Inc.	1,754,233
19,491	Rockwell Collins, Inc.	1,640,168
8,942	Roper Industries, Inc.	1,415,519
21,117	Ryder System, Inc.	1,868,221
14,103	Sensata Technologies Holding NV(b)	688,367
12,191	SkyWest, Inc.	140,440
8,993	Snap-on, Inc.	1,188,335
128,519	Southwest Airlines Co.	4,431,335
33,717	Spirit Aerosystems Holdings, Inc., Class A(b)	1,326,427
11,090	SPX Corp.	1,051,221
29,834	Stanley Black & Decker, Inc.	2,793,656
39,471	Steelcase, Inc., Class A	699,426
6,187	Stericycle, Inc.(b)	779,562
5,764	Teledyne Technologies, Inc.(b)	597,323
28,480	Terex Corp.	819,370
60,770	Textron, Inc.	2,523,778
17,691	Timken Co. (The)	760,536
6,557	Towers Watson & Co., Class A	723,172
4,244	TransDigm Group, Inc.	793,755
22,140	Trinity Industries, Inc.	790,619
11,587	Triumph Group, Inc.	806,803
26,342	Tutor Perini Corp.(b)	737,839
108,701	Tyco International Ltd.	4,666,534
114,884	Union Pacific Corp.	13,378,242
111,607	United Continental Holdings, Inc.(b)	5,893,966
122,211	United Parcel Service, Inc., Class B	12,821,156
13,822	United Rentals, Inc.(b)	1,521,249
16,390	United Stationers, Inc.	684,610
155,618	United Technologies Corp.	16,651,126
36,791	UTi Worldwide, Inc.(b)	402,126
3,803	Valmont Industries, Inc.(c)	517,855
3,345	Vectrus, Inc.(b)	81,752
2,408	Veritiv Corp.(b)(c)	108,625

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
7,357	W.W. Grainger, Inc.	$1,815,708
4,702	WABCO Holdings, Inc.(b)	457,881
14,548	Waste Connections, Inc.	725,945
141,320	Waste Management, Inc.	6,909,135
67	Watsco, Inc., Class B	6,693
5,675	Watsco, Inc.	576,694
19,038	Werner Enterprises, Inc.	524,307
11,871	WESCO International, Inc.(b)	978,289
23,689	Xylem, Inc.	861,332
25,813	YRC Worldwide, Inc.(b)(c)	553,431

		442,763,396

	Information Technology—11.9%
77,110	Accenture PLC, Class A	6,255,163
136,602	Activision Blizzard, Inc.	2,725,210
37,175	Adobe Systems, Inc.(b)	2,606,711
213,062	Advanced Micro Devices, Inc.(b)(c)	596,574
12,660	Akamai Technologies, Inc.(b)	763,398
3,528	Alliance Data Systems Corp.(b)	999,659
33,042	Altera Corp.	1,135,653
22,691	Amdocs Ltd.	1,078,730
88,009	Amkor Technology, Inc.(b)	596,701
25,404	Amphenol Corp., Class A	1,284,934
42,234	Analog Devices, Inc.	2,095,651
8,128	Anixter International, Inc.	692,262
6,991	ANSYS, Inc.(b)	549,213
36,561	AOL, Inc.(b)	1,591,500
517,288	Apple, Inc.	55,867,104
196,665	Applied Materials, Inc.	4,344,330
61,005	Arrow Electronics, Inc.(b)	3,468,744
16,496	Autodesk, Inc.(b)	949,180
66,452	Automatic Data Processing, Inc.	5,434,445
15,700	Avago Technologies Ltd. (Singapore)	1,354,125
87,578	Avnet, Inc.	3,787,748
23,101	Benchmark Electronics, Inc.(b)	547,956
26,604	Blackhawk Network Holdings, Inc., Class B(b)	888,574
38,398	Booz Allen Hamilton Holding Corp., Class A	1,011,787
73,387	Broadcom Corp., Class A	3,073,448
19,281	Broadridge Financial Solutions, Inc.	847,014
78,119	Brocade Communications Systems, Inc.	838,217
59,919	CA, Inc.	1,741,246
9,227	CACI International, Inc., Class A(b)	759,290
22,137	CDK Global, Inc.(b)	743,803
12,228	Check Point Software Technologies Ltd. (Israel)(b)	907,929
804,534	Cisco Systems, Inc.	19,686,947
18,449	Citrix Systems, Inc.(b)	1,184,979
40,900	Cognizant Technology Solutions Corp., Class A(b)	1,997,965
49,704	Computer Sciences Corp.	3,002,122
24,083	Convergys Corp.	485,754
30,237	CoreLogic, Inc.(b)	948,535
298,934	Corning, Inc.	6,107,222
10,248	Cree, Inc.(b)	322,607
21,160	Diebold, Inc.	749,699
5,159	DST Systems, Inc.	497,070
112,922	eBay, Inc.(b)	5,928,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
10,781	EchoStar Corp., Class A(b)	$503,796
29,576	Electronic Arts, Inc.(b)	1,211,729
344,506	EMC Corp.	9,897,657
5,058	Equinix, Inc.	1,056,616
4,758	F5 Networks, Inc.(b)	585,139
32,314	Facebook, Inc., Class A(b)	2,423,227
43,870	Fairchild Semiconductor International, Inc.(b)	673,404
42,115	Fidelity National Information Services, Inc.	2,459,095
17,276	First Solar, Inc.(b)	1,017,556
35,662	Fiserv, Inc.(b)	2,477,796
464,575	Flextronics International Ltd.(b)	4,980,244
18,101	FLIR Systems, Inc.	606,926
35,644	Genpact Ltd.(b)	625,552
6,963	Global Payments, Inc.	560,521
17,027	Google, Inc., Class A(b)	9,669,122
16,981	Google, Inc., Class C(b)	9,493,737
22,928	Harris Corp.	1,595,789
830,985	Hewlett-Packard Co.	29,815,742
103,537	Ingram Micro, Inc., Class A(b)	2,778,933
25,864	Insight Enterprises, Inc.(b)	588,406
1,337,797	Intel Corp.	45,498,476
190,377	International Business Machines Corp.	31,297,979
16,698	Intuit, Inc.	1,469,591
17,447	Itron, Inc.(b)	679,212
104,047	Jabil Circuit, Inc.	2,179,785
80,698	Juniper Networks, Inc.	1,700,307
22,908	KLA-Tencor Corp.	1,813,168
29,026	Lam Research Corp.	2,259,964
33,760	Leidos Holdings, Inc.	1,234,603
21,192	Lexmark International, Inc., Class A	914,647
26,496	Linear Technology Corp.	1,135,089
67,920	Marvell Technology Group Ltd.	912,845
39,497	MasterCard, Inc., Class A	3,307,874
53,117	Maxim Integrated Products, Inc.	1,558,453
32,631	Microchip Technology, Inc.(c)	1,406,722
149,232	Micron Technology, Inc.(b)	4,938,087
1,109,454	Microsoft Corp.	52,088,865
37,599	Motorola Solutions, Inc.	2,425,135
31,323	NCR Corp.(b)	866,707
48,787	NetApp, Inc.	2,088,084
41,927	Nuance Communications, Inc.(b)	646,934
62,851	NVIDIA Corp.	1,228,108
16,870	NXP Semiconductor NV (Netherlands)(b)	1,158,294
89,936	ON Semiconductor Corp.(b)	745,569
402,385	Oracle Corp.	15,713,134
53,800	Paychex, Inc.	2,525,372
38,783	Polycom, Inc.(b)	507,282
165,819	QUALCOMM, Inc.	13,018,450
8,847	Red Hat, Inc.(b)	521,265
19,270	Rovi Corp.(b)	402,358
11,216	salesforce.com, inc.(b)	717,712
32,628	SanDisk Corp.	3,071,600
63,036	Sanmina Corp.(b)	1,580,312
20,094	Science Applications International Corp.	982,798
61,208	Seagate Technology PLC	3,845,699
18,729	Skyworks Solutions, Inc.	1,090,777

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
31,489	SunEdison, Inc.(b)	$614,350
143,696	Symantec Corp.	3,566,535
17,083	SYNNEX Corp.	1,181,802
20,817	Synopsys, Inc.(b)	853,081
74,975	TE Connectivity Ltd. (Switzerland)	4,583,222
24,614	Tech Data Corp.(b)	1,469,948
20,076	Teradata Corp.(b)	849,616
33,028	Teradyne, Inc.	607,715
155,747	Texas Instruments, Inc.	7,734,396
22,963	Total System Services, Inc.	775,920
17,660	Trimble Navigation Ltd.(b)	474,348
26,329	Unisys Corp.(b)	675,076
16,580	VeriFone Systems, Inc.(b)	617,771
27,476	Visa, Inc., Class A	6,633,531
57,879	Vishay Intertechnology, Inc.	781,945
39,771	Western Digital Corp.	3,912,273
114,474	Western Union Co. (The)	1,941,479
491,482	Xerox Corp.	6,526,881
30,174	Xilinx, Inc.	1,342,139
101,043	Yahoo!, Inc.(b)	4,653,030

		490,794,906

	Materials—3.9%
36,930	Air Products & Chemicals, Inc.	4,972,994
9,193	Airgas, Inc.	1,025,387
110,070	AK Steel Holding Corp.(b)(c)	833,230
14,421	Albemarle Corp.	841,898
490,410	Alcoa, Inc.	8,219,272
39,679	Allegheny Technologies, Inc.	1,303,455
10,392	AptarGroup, Inc.	646,798
17,123	Ashland, Inc.	1,850,483
30,436	Avery Dennison Corp.	1,425,927
28,043	Ball Corp.	1,806,810
31,916	Bemis Co., Inc.	1,227,809
22,529	Berry Plastics Group, Inc.(b)	586,205
14,625	Cabot Corp.	679,039
25,405	Celanese Corp., Series A	1,492,036
9,882	CF Industries Holdings, Inc.	2,569,320
23,268	Chemtura Corp.(b)	541,912
103,179	Cliffs Natural Resources, Inc.(c)	1,158,700
53,799	Coeur Mining, Inc.(b)	199,056
55,119	Commercial Metals Co.	953,007
5,764	Compass Minerals International, Inc.	493,860
38,425	Crown Holdings, Inc.(b)	1,841,710
14,266	Cytec Industries, Inc.	665,224
25,314	Domtar Corp.	1,039,646
291,200	Dow Chemical Co. (The)	14,385,280
177,616	E.I. du Pont de Nemours & Co.	12,282,146
23,631	Eastman Chemical Co.	1,908,912
24,177	Ecolab, Inc.	2,689,208
13,760	FMC Corp.	789,136
339,016	Freeport-McMoRan, Inc.	9,661,956
81,432	Graphic Packaging Holding Co.(b)	987,770
9,735	Greif, Inc., Class A	428,924
2,613	Greif, Inc., Class B	131,225
54,287	Huntsman Corp.	1,324,603
10,351	International Flavors & Fragrances, Inc.	1,026,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
124,590	International Paper Co.	$6,306,746
106,096	LyondellBasell Industries NV, Class A	9,721,576
6,709	Martin Marietta Materials, Inc.	784,416
52,742	MeadWestvaco Corp.	2,329,614
58,709	Monsanto Co.	6,753,883
79,176	Mosaic Co. (The)	3,508,289
1,625	NewMarket Corp.	630,516
256,807	Newmont Mining Corp.	4,817,699
104,761	Nucor Corp.	5,663,380
24,479	Olin Corp.	593,371
56,186	Owens-Illinois, Inc.(b)	1,447,913
11,911	Packaging Corp. of America	858,545
21,387	PPG Industries, Inc.	4,356,318
41,639	Praxair, Inc.	5,246,098
8,242	Rayonier Advanced Materials, Inc.(c)	235,144
21,359	Reliance Steel & Aluminum Co.	1,441,305
56,734	Resolute Forest Products, Inc.(b)	1,052,983
23,996	Rock-Tenn Co., Class A	1,227,395
11,210	Rockwood Holdings, Inc.	862,161
26,628	RPM International, Inc.	1,206,248
20,249	Schnitzer Steel Industries, Inc., Class A	476,864
40,673	Sealed Air Corp.	1,474,396
10,128	Sensient Technologies Corp.	599,375
8,458	Sherwin-Williams Co. (The)	1,941,618
12,674	Sigma-Aldrich Corp.	1,722,523
10,687	Silgan Holdings, Inc.	525,373
27,728	Sonoco Products Co.	1,133,243
52,182	Southern Copper Corp.	1,501,798
85,105	Steel Dynamics, Inc.	1,958,266
8,898	Timkensteel Corp.	361,081
112,922	United States Steel Corp.(c)	4,521,397
12,629	Valspar Corp. (The)	1,037,599
21,841	Vulcan Materials Co.	1,347,808
7,341	W.R. Grace & Co.(b)	694,459
60,436	Walter Energy, Inc.(c)	145,651

		160,474,291

	Telecommunication Services—4.0%
2,373,112	AT&T, Inc.	82,679,222
288,912	CenturyLink, Inc.	11,984,070
150,459	Cincinnati Bell, Inc.(b)	552,185
742,632	Frontier Communications Corp.	4,856,813
68,326	Leap Wireless Corp.(b)	172,182
29,877	Level 3 Communications, Inc.(b)	1,401,530
101,795	Sprint Corp.(b)	603,644
60,533	Telephone & Data Systems, Inc.	1,552,066
18,598	T-Mobile US, Inc.(b)	542,876
20,909	tw telecom, inc.(b)	894,487
1,065,114	Verizon Communications, Inc.	53,521,978
400,290	Windstream Holdings, Inc.(c)	4,195,039

		162,956,092

	Utilities—5.3%
292,345	AES Corp. (The)	4,113,294
31,900	AGL Resources, Inc.	1,719,729
10,829	ALLETE, Inc.	565,707

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
32,812	Alliant Energy Corp.	$2,031,391
99,745	Ameren Corp.	4,223,203
169,463	American Electric Power Co., Inc.	9,886,471
42,541	American Water Works Co., Inc.	2,270,413
23,144	Aqua America, Inc.	606,373
33,177	Atmos Energy Corp.	1,758,381
22,089	Avista Corp.	783,055
11,101	Black Hills Corp.	607,558
108,816	Calpine Corp.(b)	2,483,181
144,017	CenterPoint Energy, Inc.	3,535,617
14,090	Cleco Corp.	757,478
81,632	CMS Energy Corp.	2,666,918
117,793	Consolidated Edison, Inc.	7,463,365
119,732	Dominion Resources, Inc.	8,536,892
59,200	DTE Energy Co.	4,863,872
196,840	Duke Energy Corp.	16,170,406
31,386	Dynegy, Inc.(b)	957,273
109,216	Edison International	6,834,737
96,156	Entergy Corp.	8,079,027
432,518	Exelon Corp.	15,825,834
248,246	FirstEnergy Corp.	9,269,506
52,555	Great Plains Energy, Inc.	1,415,306
42,519	Hawaiian Electric Industries, Inc.(c)	1,197,335
12,619	IDACORP, Inc.	797,899
36,835	Integrys Energy Group, Inc.	2,677,168
17,532	ITC Holdings Corp.	694,443
44,878	MDU Resources Group, Inc.	1,264,662
13,676	National Fuel Gas Co.	946,790
14,089	New Jersey Resources Corp.	823,925
97,938	NextEra Energy, Inc.	9,815,346
84,084	NiSource, Inc.	3,536,573
71,084	Northeast Utilities	3,507,995
11,667	NorthWestern Corp.	616,484
115,344	NRG Energy, Inc.	3,458,013
45,373	OGE Energy Corp.	1,691,959
126,306	Pepco Holdings, Inc.	3,453,206
170,415	PG&E Corp.	8,575,283
21,182	Piedmont Natural Gas Co., Inc.(c)	805,128
41,269	Pinnacle West Capital Corp.	2,536,805
28,146	PNM Resources, Inc.	812,012
28,284	Portland General Electric Co.	1,029,821
193,444	PPL Corp.	6,768,606
186,282	Public Service Enterprise Group, Inc.	7,695,309
43,823	Questar Corp.	1,056,573
43,144	SCANA Corp.	2,368,174
53,249	Sempra Energy	5,857,390
288,454	Southern Co. (The)	13,372,727
13,581	Southwest Gas Corp.	788,920
98,048	TECO Energy, Inc.	1,922,721
54,053	UGI Corp.	2,037,258
15,634	UIL Holdings Corp.	643,183
28,092	Vectren Corp.	1,262,735
41,095	Westar Energy, Inc.	1,553,802
21,906	WGL Holdings, Inc.	1,029,582
48,222	Wisconsin Energy Corp.	2,394,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
169,609	Xcel Energy, Inc.	$5,676,813

		220,094,332

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,327,492,836)—100.0%	4,121,697,711

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
31,064,642	Invesco Liquid Assets Portfolio—Institutional Class(e)(f) (Cost $31,064,642)	31,064,642

	Total Investments (Cost $3,358,557,478)—100.7%	4,152,762,353
	Other assets less liabilities—(0.7%)	(29,321,955)

	Net Assets—100.0%	$4,123,440,398

Investment Abbreviations:

NVTG—Non-voting Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$30,515,393	$(30,515,393)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Portfolio Composition

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	22.4
Consumer Discretionary	17.1
Information Technology	17.0
Industrials	16.9
Health Care	8.2
Energy	5.7
Materials	5.7
Consumer Staples	4.0
Utilities	1.7
Telecommunication Services	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.1%
38,961	1-800-FLOWERS.COM, Inc., Class A(b)	$312,857
262,525	Aeropostale, Inc.(b)(c)	790,200
21,765	AH Belo Corp., Class A	250,515
20,759	AMC Entertainment Holdings, Inc., Class A	527,279
18,856	AMC Networks, Inc., Class A(b)	1,143,616
278,538	American Apparel, Inc.(b)(c)	199,155
38,111	American Axle & Manufacturing Holdings, Inc.(b)	736,686
7,741	American Public Education, Inc.(b)	239,894
9,133	America’s Car-Mart, Inc.(b)	419,935
51,793	ANN INC.(b)	1,988,333
53,947	Aramark	1,505,661
167,699	Arcos Dorados Holdings, Inc., Class A (Argentina)(c)	1,033,026
7,788	Arctic Cat, Inc.	262,144
31,782	Asbury Automotive Group, Inc.(b)	2,226,011
11,020	Ascent Capital Group, Inc., Class A(b)	708,586
15,816	Bally Technologies, Inc.(b)	1,271,606
14,014	Bassett Furniture Industries, Inc.	243,563
29,377	Beazer Homes USA, Inc.(b)	526,730
53,748	bebe stores, inc.	123,083
42,215	Belmond Ltd., Class A(b)	483,784
27,667	Big 5 Sporting Goods Corp.	340,581
1,497	Biglari Holdings, Inc.(b)	522,693
20,494	BJ’s Restaurants, Inc.(b)	902,146

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
46,760	Bloomin’ Brands, Inc.(b)	$884,232
6,246	Blue Nile, Inc.(b)	221,733
38,816	Blyth, Inc.(c)	325,666
30,811	Bob Evans Farms, Inc.	1,505,117
75,663	Bon-Ton Stores, Inc. (The)(c)	666,591
114,105	Boyd Gaming Corp.(b)	1,317,913
20,609	Bravo Brio Restaurant Group, Inc.(b)	285,847
17,008	Bridgepoint Education, Inc.(b)	214,981
10,732	Bright Horizons Family Solutions, Inc.(b)	478,218
61,651	Brown Shoe Co., Inc.	1,639,300
39,887	Brunswick Corp.	1,866,712
35,919	Buckle, Inc. (The)(c)	1,771,884
6,284	Buffalo Wild Wings, Inc.(b)	938,076
31,283	Burger King Worldwide, Inc.(c)	1,022,328
40,079	Burlington Stores, Inc.(b)	1,680,913
57,416	Callaway Golf Co.	450,141
7,229	Capella Education Co.	511,379
13,785	Carmike Cinemas, Inc.(b)	441,809
11,320	Carriage Services, Inc.	225,947
42,146	Carrols Restaurant Group, Inc.(b)	324,946
34,119	Cato Corp. (The), Class A	1,217,025
3,246	Cavco Industries, Inc.(b)	236,536
300,922	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)(c)	731,240
25,743	Cheesecake Factory, Inc. (The)	1,182,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
24,906	Children’s Place, Inc. (The)	$1,226,620
28,124	Choice Hotels International, Inc.	1,504,634
42,289	Christopher & Banks Corp.(b)	276,147
6,686	Churchill Downs, Inc.	681,838
20,601	Citi Trends, Inc.(b)	466,613
79,340	Clear Channel Outdoor Holdings, Inc., Class A	576,008
13,875	ClubCorp Holdings, Inc.	264,457
15,908	Columbia Sportswear Co.	613,094
17,471	Conn’s, Inc.(b)(c)	543,523
4,429	Container Store Group, Inc. (The)(b)(c)	81,671
9,164	Cooper-Standard Holding, Inc.(b)	500,171
38,516	Core-Mark Holding Co., Inc.	2,235,083
603,838	Corinthian Colleges, Inc.(b)(c)	111,770
16,740	Cracker Barrel Old Country Store, Inc.	1,930,959
63,940	Crocs, Inc.(b)	746,819
9,346	CSS Industries, Inc.	266,922
64,831	CTC Media, Inc. (Russia)	412,325
59,937	Cumulus Media, Inc., Class A(b)	231,357
19,355	Deckers Outdoor Corp.(b)	1,692,788
11,568	Del Frisco’s Restaurant Group, Inc.(b)	268,609
11,562	Delta Apparel, Inc.(b)	121,401
79,377	Denny’s Corp.(b)	684,230
12,153	Destination Maternity Corp.	182,052
66,673	Destination XL Group, Inc.(b)	349,367
103,930	Dex Media, Inc.(b)(c)	809,615
14,398	DineEquity, Inc.	1,280,846
12,628	Dixie Group, Inc. (The)(b)	99,509
18,551	Domino’s Pizza, Inc.	1,647,143
8,029	Dorman Products, Inc.(b)	372,224
36,391	DreamWorks Animation SKG, Inc., Class A(b)	810,791
11,662	Drew Industries, Inc.	560,476
47,159	DSW, Inc., Class A	1,398,264
21,787	Dunkin’ Brands Group, Inc.	990,873
24,067	E.W. Scripps Co. (The), Class A(b)	462,086
67,675	Education Management Corp.(b)(c)	40,273
20,546	Einstein Noah Restaurant Group, Inc.	416,056
50,944	Emmis Communications Corp., Class A(b)	111,058
33,990	Entercom Communications Corp., Class A(b)	349,417
26,680	Entravision Communications Corp., Class A	137,669
25,771	Ethan Allen Interiors, Inc.	729,319
9,047	Extended Stay America, Inc.	208,624
59,321	Federal-Mogul Holdings Corp.(b)	926,001
7,579	Fiesta Restaurant Group, Inc.(b)	417,982
43,860	Finish Line, Inc. (The), Class A	1,160,974
20,609	Five Below, Inc.(b)	821,681
6,864	Flexsteel Industries, Inc.	235,504
23,009	Francesca’s Holdings Corp.(b)	274,037
53,877	Fred’s, Inc., Class A	845,869
35,993	Fuel Systems Solutions, Inc.(b)	332,215
10,119	Gentherm, Inc.(b)	421,962
12,290	G-III Apparel Group Ltd.(b)	975,211
32,294	Gordmans Stores, Inc.(b)	101,726

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
11,167	Grand Canyon Education, Inc.(b)	$534,899
34,549	Gray Television, Inc.(b)	319,233
79,736	Harte-Hanks, Inc.	519,081
605	Haverty Furniture Cos., Inc., Class A	13,249
15,092	Haverty Furniture Cos., Inc.	332,175
22,527	Helen of Troy Ltd.(b)	1,393,295
56,005	hhgregg, Inc.(b)(c)	290,106
13,003	Hibbett Sports, Inc.(b)(c)	590,206
52,417	Hilton Worldwide Holdings, Inc.(b)	1,323,005
11,812	Hooker Furniture Corp.	180,605
18,188	Houghton Mifflin Harcourt Co.(b)	363,942
105,181	Hovnanian Enterprises, Inc., Class A(b)(c)	395,481
32,589	HSN, Inc.	2,153,155
33,473	Hyatt Hotels Corp., Class A(b)	1,982,271
62,296	Iao Kun Group Holding Co., Ltd. (Hong Kong)(c)	127,084
33,594	Iconix Brand Group, Inc.(b)	1,344,096
22,668	International Speedway Corp., Class A	710,188
16,841	Interval Leisure Group, Inc.	354,335
9,602	iRobot Corp.(b)(c)	342,983
47,857	Isle of Capri Casinos, Inc.(b)	355,578
30,650	Jack in the Box, Inc.	2,177,376
78,899	JAKKS Pacific, Inc.(b)(c)	503,376
1,012	John Wiley & Sons, Inc., Class B	59,030
7,195	Johnson Outdoors, Inc., Class A	216,210
42,041	Journal Communications, Inc., Class A(b)	412,422
24,460	K12, Inc.(b)	303,304
27,316	Kate Spade & Co.(b)	741,083
56,307	KB Home(c)	886,272
136,336	Kingold Jewelry, Inc.(c)	163,603
14,930	Kirkland’s, Inc.(b)	265,754
17,954	Krispy Kreme Doughnuts, Inc.(b)	339,690
32,240	La-Z-Boy, Inc.	737,006
67,077	LeapFrog Enterprises, Inc.(b)	356,850
153,597	Lee Enterprises, Inc.(b)(c)	572,917
20,009	Libbey, Inc.(b)	575,259
38,190	Life Time Fitness, Inc.(b)	2,129,856
12,913	Lifetime Brands, Inc.	220,941
15,608	LIN Media LLC, Class A(b)	373,499
67,638	Lincoln Educational Services Corp.	179,241
49,026	Lions Gate Entertainment Corp.	1,624,231
18,042	Lithia Motors, Inc., Class A	1,400,420
17,823	Loral Space & Communications, Inc.(b)	1,363,460
22,204	Lululemon Athletica, Inc.(b)(c)	924,797
5,549	Lumber Liquidators Holdings, Inc.(b)(c)	298,370
13,751	M/I Homes, Inc.(b)	296,197
27,468	Madison Square Garden Co. (The), Class A(b)	2,080,976
31,531	Marcus Corp. (The)	540,126
28,208	MarineMax, Inc.(b)	540,747
24,443	Marriott Vacations Worldwide Corp.	1,697,322
5,447	Mattress Firm Holding Corp.(b)	344,196
207,918	McClatchy Co. (The), Class A(b)(c)	740,188
40,290	MDC Holdings, Inc.	983,882
19,054	Media General, Inc.(b)(c)	284,667
36,823	Meredith Corp.	1,919,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
19,132	Meritage Homes Corp.(b)	$703,866
17,473	Michael Kors Holdings Ltd.(b)	1,373,203
45,666	Modine Manufacturing Co.(b)	585,895
11,201	Monro Muffler Brake, Inc.	598,581
5,591	Morningstar, Inc.	381,586
9,854	Movado Group, Inc.	347,846
8,420	Multimedia Games Holding Co., Inc.(b)	293,858
8,319	NACCO Industries, Inc., Class A	487,244
70,188	National CineMedia, Inc.	1,115,989
51,844	New York & Co., Inc.(b)	169,530
102,296	New York Times Co. (The), Class A	1,313,481
9,242	Nexstar Broadcasting Group, Inc., Class A(c)	416,999
25,679	Norwegian Cruise Line Holdings Ltd.(b)	1,001,481
28,184	Nutrisystem, Inc.	474,619
36,386	Orbitz Worldwide, Inc.(b)	300,912
23,018	Outerwall, Inc.(b)(c)	1,456,349
15,760	Overstock.com, Inc.(b)	364,371
8,712	Oxford Industries, Inc.	533,610
150,799	Pacific Sunwear of California, Inc.(b)	229,214
15,344	Papa John’s International, Inc.	717,485
89,898	Pep Boys-Manny, Moe & Jack (The)(b)	856,728
41,072	Perry Ellis International, Inc.(b)	839,922
15,687	PetMed Express, Inc.(c)	207,225
52,456	Pier 1 Imports, Inc.	676,682
56,487	Pinnacle Entertainment, Inc.(b)	1,447,762
21,573	Pool Corp.	1,287,908
4,298	Popeyes Louisiana Kitchen, Inc.(b)	199,212
163,950	Quiksilver, Inc.(b)(c)	286,913
58,147	Radio One, Inc., Class D(b)	144,786
14,325	RCI Hospitality Holdings, Inc.(b)	170,468
8,553	Red Robin Gourmet Burgers, Inc.(b)	470,158
123,673	Regis Corp.	2,099,968
17,733	Remy International, Inc.	327,706
8,534	Restoration Hardware Holdings, Inc.(b)	685,451
13,651	Rocky Brands, Inc.	179,374
217,942	Ruby Tuesday, Inc.(b)	1,673,795
24,206	Ruth’s Hospitality Group, Inc.	294,587
17,124	Ryland Group, Inc. (The)	613,210
44,591	Scholastic Corp.	1,552,213
60,965	Scientific Games Corp., Class A(b)(c)	717,558
29,964	Sears Hometown and Outlet Stores, Inc.(b)	450,659
36,087	Select Comfort Corp.(b)	927,075
48,656	SGOCO Group Ltd. (China)(b)(c)	72,011
12,835	Shoe Carnival, Inc.	236,164
15,537	Shutterfly, Inc.(b)	649,913
38,152	Sinclair Broadcast Group, Inc., Class A(c)	1,108,316
35,110	Skechers U.S.A., Inc., Class A(b)	1,922,273
41,424	Smith & Wesson Holding Corp.(b)(c)	420,868
8,662	SodaStream International Ltd. (Israel)(b)(c)	190,910
36,458	Sonic Corp.(b)	919,106
26,119	Sotheby’s	1,035,880
40,596	Spartan Motors, Inc.	230,991
14,905	Speedway Motorsports, Inc.	291,691
48,592	Stage Stores, Inc.	819,747
15,107	Standard Motor Products, Inc.	597,029

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
66,262	Standard Pacific Corp.(b)	$490,339
39,308	Starz, Class A(b)	1,214,617
276	Starz, Class B(b)	8,777
35,999	Stein Mart, Inc.	481,667
13,489	Steiner Leisure Ltd.(b)	568,966
32,140	Steven Madden Ltd.(b)	1,007,589
45,737	Stoneridge, Inc.(b)	594,124
22,756	Strayer Education, Inc.(b)	1,665,512
9,426	Sturm Ruger & Co., Inc.(c)	392,876
38,452	Superior Industries International, Inc.	750,199
23,222	Taylor Morrison Home Corp., Class A(b)	400,347
20,476	Tempur Sealy International, Inc.(b)	1,077,857
29,883	Texas Roadhouse, Inc.	862,722
47,673	Tower International, Inc.(b)	1,158,454
58,286	Town Sports International Holdings, Inc.	345,053
162,537	TravelCenters of America LLC(b)	1,573,358
10,272	TripAdvisor, Inc.(b)	910,716
30,568	Tuesday Morning Corp.(b)	623,282
17,170	Tumi Holdings, Inc.(b)	356,621
16,931	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,045,434
21,659	Under Armour, Inc., Class A(b)	1,420,397
23,303	Unifi, Inc.(b)	651,785
9,367	Universal Electronics, Inc.(b)	532,889
22,284	Universal Technical Institute, Inc.	265,402
17,960	Vail Resorts, Inc.	1,551,026
39,738	ValueVision Media, Inc., Class A(b)	224,917
10,164	Vera Bradley, Inc.(b)(c)	231,739
17,738	Vitamin Shoppe, Inc.(b)	832,444
47,708	VOXX International Corp.(b)	406,949
51,678	Weight Watchers International, Inc.(b)(c)	1,346,212
24,803	West Marine, Inc.(b)	244,062
222,087	Wet Seal, Inc. (The), Class A(b)(c)	75,510
7,714	Weyco Group, Inc.	240,291
10,691	Winnebago Industries, Inc.(b)	226,756
54,590	Wolverine World Wide, Inc.	1,481,573
23,610	World Wrestling Entertainment, Inc., Class A(c)	291,584
18,949	Zumiez, Inc.(b)	632,518

		174,338,242

	Consumer Staples—4.0%
78,555	Adecoagro S.A. (Luxembourg)(b)	712,494
150,186	Alliance One International, Inc.(b)	304,878
37,511	B&G Foods, Inc.	1,105,074
1,423	Boston Beer Co., Inc. (The), Class A(b)	354,327
27,497	Boulder Brands, Inc.(b)	244,173
11,402	Calavo Growers, Inc.	553,453
11,767	Cal-Maine Foods, Inc.	1,033,025
24,512	Central Garden & Pet Co.(b)	195,606
76,393	Central Garden & Pet Co., Class A(b)	656,216
8,400	Chefs’ Warehouse, Inc. (The)(b)	150,108
5,404	Coca-Cola Bottling Co. Consolidated	488,738
47,023	Coty, Inc., Class A(b)	780,582
20,528	Diamond Foods, Inc.(b)	618,919
33,022	Elizabeth Arden, Inc.(b)(c)	541,561
69,401	Fresh Del Monte Produce, Inc.	2,228,466
21,845	Fresh Market, Inc. (The)(b)	801,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
16,479	Hain Celestial Group, Inc. (The)(b)	$1,783,852
93,534	Harbinger Group, Inc.(b)	1,229,037
22,472	Ingles Markets, Inc., Class A	604,497
7,624	Inter Parfums, Inc.	216,522
6,606	J & J Snack Foods Corp.	680,616
15,405	John B. Sanfilippo & Son, Inc.	572,296
11,994	Lancaster Colony Corp.	1,097,331
8,644	Medifast, Inc.(b)	274,361
24,022	Monster Beverage Corp.(b)	2,423,339
13,498	National Beverage Corp.(b)	339,070
18,701	Nu Skin Enterprises, Inc., Class A	987,974
10,078	Nutraceutical International Corp.(b)	226,553
27,918	Omega Protein Corp.(b)	403,415
101,021	Pantry, Inc. (The)(b)	2,603,311
48,467	Pilgrim’s Pride Corp.(b)	1,376,947
40,970	Pinnacle Foods, Inc.	1,384,786
27,745	Post Holdings, Inc.(b)	1,040,438
8,046	PriceSmart, Inc.	716,335
11,887	Revlon, Inc., Class A(b)	407,724
175,717	Roundy’s, Inc.(c)	592,166
16,235	Sanderson Farms, Inc.	1,363,415
267	Seaboard Corp.(b)	820,456
9,597	Seneca Foods Corp., Class A(b)	257,967
1,469	Seneca Foods Corp., Class B(b)	45,936
44,580	Snyders-Lance, Inc.	1,328,038
58,262	SpartanNash Co.	1,305,651
14,782	Spectrum Brands Holdings, Inc.	1,339,101
11,290	Sprouts Farmers Market, Inc.(b)	328,652
13,926	Tootsie Roll Industries, Inc., Class A(c)	412,906
3,314	USANA Health Sciences, Inc.(b)(c)	377,730
77,936	Vector Group Ltd.(c)	1,741,090
9,542	Village Super Market, Inc., Class A	264,791
6,785	WD-40 Co.	520,206
14,105	Weis Markets, Inc.	629,647

		40,465,706

	Energy—5.7%
4,263	Adams Resources & Energy, Inc.	179,259
122,620	Aegean Marine Petroleum Network, Inc. (Greece)	1,036,139
67,857	Alon USA Energy, Inc.	1,088,426
4,853	Antero Resources Corp.(b)	254,491
22,426	Approach Resources, Inc.(b)(c)	222,017
47,067	Basic Energy Services, Inc.(b)	607,164
8,478	Bonanza Creek Energy, Inc.(b)	383,545
21,679	Bristow Group, Inc.	1,602,078
34,868	C&J Energy Services, Inc.(b)	673,301
266,216	Cal Dive International, Inc.(b)(c)	26,622
54,025	Callon Petroleum Co.(b)	354,404
7,689	CARBO Ceramics, Inc.(c)	397,291
16,789	Carrizo Oil & Gas, Inc.(b)	872,021
11,258	Cheniere Energy, Inc.(b)	844,350
5,086	Clayton Williams Energy, Inc.(b)	422,850
35,701	Clean Energy Fuels Corp.(b)(c)	260,974
82,240	Cobalt International Energy, Inc.(b)	963,030
61,504	Comstock Resources, Inc.	728,207
9,929	Contango Oil & Gas Co.(b)	363,104

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
17,973	Continental Resources, Inc.(b)(c)	$1,013,138
7,514	Core Laboratories NV	1,048,428
23,303	CVR Energy, Inc.(c)	1,132,060
11,383	Dawson Geophysical Co.	193,397
69,766	DHT Holdings, Inc.	464,642
4,533	Diamondback Energy, Inc.(b)	310,239
13,430	Dril-Quip, Inc.(b)	1,208,028
68,334	Energy XXI Bermuda Ltd.(c)	525,488
26,030	EnLink Midstream LLC	986,537
15,206	Era Group, Inc.(b)	355,668
256,734	EXCO Resources, Inc.(c)	783,039
484,736	Forest Oil Corp.(b)(c)	392,636
31,616	Forum Energy Technologies, Inc.(b)	863,117
12,025	Frank’s International NV	207,191
9,028	GasLog Ltd. (Monaco)	187,963
4,207	Geospace Technologies Corp.(b)	129,534
26,546	Golar LNG Ltd. (Norway)	1,489,496
26,537	Goodrich Petroleum Corp.(b)(c)	218,665
210,824	Gran Tierra Energy, Inc. (Canada)(b)	961,357
48,865	Green Plains, Inc.	1,671,183
15,670	Gulf Island Fabrication, Inc.	331,264
5,482	Gulfmark Offshore, Inc., Class A	165,337
15,326	Gulfport Energy Corp.(b)	769,059
211,153	Halcon Resources Corp.(b)(c)	656,686
58,332	Harvest Natural Resources, Inc.(b)	216,995
288,392	Hercules Offshore, Inc.(b)(c)	475,847
37,096	Hornbeck Offshore Services, Inc.(b)	1,137,363
13,862	InterOil Corp.(b)(c)	785,144
173,674	ION Geophysical Corp.(b)	486,287
75,256	Kodiak Oil & Gas Corp.(b)	812,012
22,976	Kosmos Energy Ltd.(b)	214,366
19,964	Laredo Petroleum, Inc.(b)	378,517
35,301	Magnum Hunter Resources Corp.(b)(c)	163,797
10,806	Matador Resources Co.(b)	262,262
17,428	Matrix Service Co.(b)	436,746
71,612	Midstates Petroleum Co., Inc.(b)(c)	212,688
17,318	Mitcham Industries, Inc.(b)	176,644
7,423	Natural Gas Services Group, Inc.(b)	190,994
86,981	Newpark Resources, Inc.(b)	994,193
107,893	Nordic American Tankers Ltd.(c)	911,696
33,147	Northern Oil and Gas, Inc.(b)(c)	374,561
22,844	Nuverra Environmental Solutions, Inc.(b)(c)	216,333
21,439	Oasis Petroleum, Inc.(b)	642,312
70,124	Ocean Rig UDW, Inc. (Cyprus)(c)	964,205
54,677	Pacific Drilling SA(b)	398,049
31,201	Pacific Ethanol, Inc.(b)(c)	440,246
151,016	Parker Drilling Co.(b)	670,511
18,775	PDC Energy, Inc.(b)	820,843
61,086	Penn Virginia Corp.(b)	523,507
99,150	PetroQuest Energy, Inc.(b)	466,005
1,285	PHI, Inc.(b)	54,625
8,176	PHI, Inc. NVTG(b)	365,794
107,091	Pioneer Energy Services Corp.(b)	983,095
302,665	Quicksilver Resources, Inc.(b)(c)	165,437
32,305	Renewable Energy Group, Inc.(b)	340,172
60,602	Resolute Energy Corp.(b)(c)	210,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
6,088	REX American Resources Corp.(b)	$442,963
19,196	Rex Energy Corp.(b)	150,497
28,711	Rosetta Resources, Inc.(b)	1,091,879
34,925	RPC, Inc.	572,770
7,252	Sanchez Energy Corp.(b)(c)	123,792
28,681	Scorpio Tankers, Inc. (Monaco)	250,385
23,374	SemGroup Corp., Class A	1,793,954
84,250	Ship Finance International Ltd. (Norway)	1,448,257
32,393	StealthGas, Inc. (Greece)(b)	272,101
45,488	Stone Energy Corp.(b)	1,114,456
132,957	Swift Energy Co.(b)(c)	910,755
234,073	Teekay Tankers Ltd., Class A(c)	992,470
34,853	Tesco Corp.	663,601
104,720	TETRA Technologies, Inc.(b)	997,982
151,435	Tsakos Energy Navigation Ltd.	1,025,215
44,394	Ultra Petroleum Corp.(b)(c)	1,012,183
60,619	VAALCO Energy, Inc.(b)	449,793
240,965	Vantage Drilling Co.(b)(c)	233,134
52,379	W&T Offshore, Inc.	476,125
77,826	Warren Resources, Inc.(b)	269,278
17,341	Westmoreland Coal Co.(b)	634,160
120,278	Willbros Group, Inc.(b)	706,032

		58,467,348

	Financials—22.4%
15,215	1st Source Corp.	476,077
24,501	1st United Bancorp, Inc.	216,834
34,546	Acadia Realty Trust REIT	1,077,835
64,784	AG Mortgage Investment Trust, Inc. REIT	1,235,431
8,903	Agree Realty Corp. REIT	272,521
20,350	Alexander & Baldwin, Inc.	814,610
1,454	Alexander’s, Inc. REIT	642,668
2,916	Altisource Portfolio Solutions SA(b)(c)	217,709
28,850	American Assets Trust, Inc. REIT	1,106,109
9,427	American National Bankshares, Inc.	228,133
5,818	American National Insurance Co.	663,717
12,682	Ameris Bancorp	314,514
13,295	AMERISAFE, Inc.	554,401
10,782	AmREIT, Inc. REIT	265,668
19,461	AmTrust Financial Services, Inc.(c)	873,215
354,015	Anworth Mortgage Asset Corp. REIT	1,837,338
32,469	Apollo Commercial Real Estate Finance, Inc. REIT	533,790
57,371	Apollo Residential Mortgage, Inc. REIT	956,948
42,363	Arbor Realty Trust, Inc. REIT	285,103
35,860	Argo Group International Holdings Ltd.	2,000,988
11,738	Arlington Asset Investment Corp., Class A(c)	321,386
357,457	ARMOUR Residential REIT , Inc. REIT	1,415,530
11,231	Arrow Financial Corp.	307,617
95,081	Ashford Hospitality Trust, Inc. REIT	1,074,415
35,550	Associated Estates Realty Corp. REIT	694,291
1,295	Baldwin & Lyons, Inc., Class A	31,753
10,575	Baldwin & Lyons, Inc., Class B	284,679
12,317	Banc of California, Inc.	144,971
6,575	BancFirst Corp.	427,375
19,639	Bancorp, Inc. (The)(b)	185,785

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
46,727	Bank Mutual Corp.	$307,931
4,505	Bank of Marin Bancorp	224,890
21,164	Bank of the Ozarks, Inc.	745,819
12,123	Banner Corp.	523,956
36,930	BBCN Bancorp, Inc.	522,190
22,438	Beneficial Mutual Bancorp, Inc.(b)	301,342
23,725	Berkshire Hills Bancorp, Inc.	611,630
81,354	BGC Partners, Inc., Class A	689,882
12,314	Blackstone Mortgage Trust, Inc., Class A REIT	343,807
12,676	BNC Bancorp	215,619
2,624	BofI Holding, Inc.(b)	202,100
20,190	BOK Financial Corp.	1,384,226
51,482	Boston Private Financial Holdings, Inc.	676,988
7,462	Bridge Bancorp, Inc.	195,952
21,484	Brixmor Property Group, Inc. REIT	523,350
96,096	Brookline Bancorp, Inc.	921,561
10,112	Bryn Mawr Bank Corp.	311,753
5,472	C&F Financial Corp.	187,908
53,856	Calamos Asset Management, Inc., Class A	737,827
9,224	Camden National Corp.	377,354
39,319	Campus Crest Communities, Inc. REIT	249,282
9,111	Capital Bank Financial Corp., Class A(b)	235,884
16,680	Capital City Bank Group, Inc.	252,035
19,025	Cardinal Financial Corp.	365,280
13,225	CareTrust REIT, Inc. REIT(b)	205,384
33,632	Cash America International, Inc.	1,653,013
45,379	Cathay General Bancorp	1,198,459
25,517	CBOE Holdings, Inc.	1,503,972
90,627	Cedar Realty Trust, Inc. REIT	623,514
20,341	Centerstate Banks, Inc.	236,769
19,263	Central Pacific Financial Corp.	364,071
170,223	Chambers Street Properties REIT	1,397,531
20,591	Charter Financial Corp.	233,502
10,745	Chatham Lodging Trust REIT	275,287
30,976	Chemical Financial Corp.	922,465
27,399	Chesapeake Lodging Trust REIT	905,263
476,273	Chimera Investment Corp. REIT	1,485,972
12,043	Citizens & Northern Corp.	239,656
33,030	Citizens, Inc.(b)(c)	240,789
14,703	City Holding Co.	661,488
29,306	CNA Financial Corp.	1,145,278
9,920	CNB Financial Corp.	179,651
23,825	CoBiz Financial, Inc.	286,376
13,084	Cohen & Steers, Inc.(c)	560,780
28,582	Colony Financial, Inc. REIT	636,807
32,705	Columbia Banking System, Inc.	908,545
32,639	Community Bank System, Inc.	1,245,178
14,686	Community Trust Bancorp, Inc.	527,962
9,729	ConnectOne Bancorp, Inc.	179,986
25,313	Consumer Portfolio Services, Inc.(b)	178,710
9,794	CoreSite Realty Corp. REIT	362,574
79,257	Cousins Properties, Inc. REIT	1,031,134
62,643	Cowen Group, Inc., Class A(b)	253,078
15,122	Crawford & Co., Class A	133,376
17,413	Crawford & Co., Class B	177,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,001	Credit Acceptance Corp.(b)(c)	$590,388
62,106	CubeSmart REIT	1,307,331
17,050	Customers Bancorp, Inc.(b)	325,655
69,050	CVB Financial Corp.	1,089,609
20,659	CyrusOne, Inc. REIT	564,197
2,379	Diamond Hill Investment Group, Inc.	318,762
33,068	Dime Community Bancshares, Inc.	520,821
12,857	Donegal Group, Inc., Class A	203,398
1,301	Donegal Group, Inc., Class B	27,998
17,197	Doral Financial Corp.(b)(c)	99,915
40,728	DuPont Fabros Technology, Inc. REIT	1,261,346
74,151	Dynex Capital, Inc. REIT	624,351
8,378	Eagle Bancorp, Inc.(b)	301,022
19,295	EastGroup Properties, Inc. REIT	1,328,654
78,776	Education Realty Trust, Inc. REIT	887,018
5,340	eHealth, Inc.(b)	133,233
17,218	Empire State Realty Trust, Inc., Class A REIT	274,799
39,709	Employers Holdings, Inc.	809,667
13,778	Encore Capital Group, Inc.(b)(c)	627,037
4,915	Enstar Group Ltd.(b)	727,764
15,442	Enterprise Financial Services Corp.	291,082
32,098	Equity Lifestyle Properties, Inc. REIT	1,576,012
44,995	Equity One, Inc. REIT	1,079,880
13,578	Erie Indemnity Co., Class A	1,152,365
57,883	EverBank Financial Corp.	1,108,459
9,378	Evercore Partners, Inc., Class A	485,499
30,798	Excel Trust, Inc. REIT	400,374
36,280	Extra Space Storage, Inc. REIT	2,110,045
97,550	EZCORP, Inc., Class A(b)	1,100,364
9,098	Farmers Capital Bank Corp.(b)	204,159
14,687	FBL Financial Group, Inc., Class A	728,181
7,659	FBR & Co.(b)	184,888
8,368	Federal Agricultural Mortgage Corp., Class C	278,654
73,712	FelCor Lodging Trust, Inc. REIT	790,930
12,730	Fidelity & Guaranty Life	302,338
4,593	Financial Engines, Inc.	183,123
11,778	Financial Institutions, Inc.	296,099
17,531	First Bancorp	317,662
206,077	First BanCorp(b)	1,073,661
69,295	First Busey Corp.	433,094
13,754	First Cash Financial Services, Inc.(b)	812,586
4,571	First Citizens BancShares, Inc., Class A	1,148,281
102,987	First Commonwealth Financial Corp.	962,928
21,299	First Community Bancshares, Inc.	348,665
11,005	First Connecticut Bancorp, Inc.	172,118
10,811	First Defiance Financial Corp.	331,141
76,110	First Financial Bancorp	1,334,969
28,857	First Financial Bankshares, Inc.(c)	917,075
11,391	First Financial Corp.	395,040
57,510	First Industrial Realty Trust, Inc. REIT	1,123,170
18,866	First Interstate BancSystem, Inc., Class A	553,528
24,168	First Merchants Corp.	547,405
62,837	First Midwest Bancorp, Inc.	1,055,033
7,663	First of Long Island Corp. (The)	201,843

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
67,713	First Potomac Realty Trust REIT	$846,413
23,705	Flagstar Bancorp, Inc.(b)	372,643
31,115	Flushing Financial Corp.	626,656
59,224	Forest City Enterprises, Inc., Class A(b)	1,237,189
1,248	Forest City Enterprises, Inc., Class B(b)	25,971
25,284	Forestar Group, Inc.(b)	441,206
83,745	Franklin Street Properties Corp., Class C REIT	1,004,103
24,940	FXCM, Inc., Class A	410,512
21,738	Gain Capital Holdings, Inc.	186,077
2,727	GAMCO Investors, Inc., Class A	225,305
49,047	Geo Group, Inc. (The) REIT	1,958,937
9,984	German American Bancorp, Inc.	298,222
26,966	Getty Realty Corp. REIT	501,837
107,353	GFI Group, Inc.	590,442
54,660	Glacier Bancorp, Inc.	1,568,195
16,021	Gladstone Commercial Corp. REIT	289,980
107,839	Glimcher Realty Trust REIT	1,480,629
7,665	Global Indemnity PLC(b)	222,132
49,984	Government Properties Income Trust REIT	1,140,635
60,285	Gramercy Property Trust, Inc. REIT	376,781
11,953	Great Southern Bancorp, Inc.	454,334
24,170	Green Dot Corp., Class A(b)	577,663
19,724	Greenhill & Co., Inc.	887,580
21,448	Greenlight Capital Re Ltd., Class A(b)	695,988
30,927	Hallmark Financial Services, Inc.(b)	360,609
16,800	Hanmi Financial Corp.	360,360
3,682	HCI Group, Inc.	187,193
115,230	Healthcare Trust of America, Inc., Class A REIT	1,479,553
18,722	Heartland Financial USA, Inc.	498,005
12,522	Heritage Financial Corp.	219,761
170,192	Hersha Hospitality Trust REIT	1,240,700
10,583	HFF, Inc., Class A	333,153
16,380	Home BancShares, Inc.	522,850
27,414	Home Loan Servicing Solutions Ltd.	526,623
9,106	HomeStreet, Inc.	158,627
14,188	HomeTrust Bancshares, Inc.(b)	219,205
50,070	Horace Mann Educators Corp.	1,522,629
8,116	Horizon Bancorp	208,744
11,089	Howard Hughes Corp. (The)(b)	1,634,297
16,401	Hudson Pacific Properties, Inc. REIT	447,911
15,099	Hudson Valley Holding Corp.	343,351
20,002	IBERIABANK Corp.	1,377,338
24,567	Impac Mortgage Holdings, Inc. REIT(b)(c)	145,682
17,981	Independent Bank Corp.	733,625
13,794	Infinity Property & Casualty Corp.	1,007,100
83,798	Inland Real Estate Corp. REIT	889,097
68,721	International Bancshares Corp.	1,949,615
21,593	Intervest Bancshares Corp.	210,532
19,471	INTL FCStone, Inc.(b)	352,425
53,400	Investment Technology Group, Inc.(b)	957,462
46,644	Investors Bancorp, Inc.	501,423
127,192	Investors Real Estate Trust REIT	1,068,413
79,264	iStar Financial, Inc. REIT(b)	1,124,756
5,099	Kansas City Life Insurance Co.	253,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
9,225	Kennedy-Wilson Holdings, Inc.	$249,905
21,996	Kite Realty Group Trust REIT	569,476
32,634	Lakeland Bancorp, Inc.	358,648
12,022	Lakeland Financial Corp.	498,192
17,187	LTC Properties, Inc. REIT	720,823
84,719	Maiden Holdings Ltd.	1,012,392
16,708	MainSource Financial Group, Inc.	303,919
7,788	MarketAxess Holdings, Inc.	503,494
36,894	MB Financial, Inc.	1,164,006
119,724	MBIA, Inc.(b)	1,168,506
142,005	Meadowbrook Insurance Group, Inc.	904,572
97,687	Medical Properties Trust, Inc. REIT	1,317,798
7,690	Mercantile Bank Corp.	151,724
5,136	Merchants Bancshares, Inc.	153,001
4,280	Meta Financial Group, Inc.	160,543
10,422	Metro Bancorp, Inc.(b)	260,967
72,987	MGIC Investment Corp.(b)	651,044
6,847	MidWestOne Financial Group, Inc.	182,678
32,190	Monmouth Real Estate Investment Corp. REIT	360,528
48,927	Montpelier Re Holdings Ltd. (Bermuda)	1,621,441
4,926	National Bankshares, Inc.	154,233
9,240	National Health Investors, Inc. REIT	609,008
7,609	National Interstate Corp.	216,400
112,681	National Penn Bancshares, Inc.	1,159,487
3,161	National Western Life Insurance Co., Class A	856,631
5,308	Nationstar Mortgage Holdings, Inc.(b)	186,417
14,844	Navigators Group, Inc. (The)(b)	1,010,728
43,631	NBT Bancorp, Inc.	1,120,444
20,347	Nelnet, Inc., Class A	968,314
48,901	New York Mortgage Trust, Inc. REIT(c)	381,917
47,725	Newcastle Investment Corp. REIT	1,152,559
17,187	NewStar Financial, Inc.(b)	235,118
15,455	Nicholas Financial, Inc.(b)	188,706
25,628	NMI Holdings, Inc., Class A(b)	229,371
26,948	Northfield Bancorp, Inc.	383,740
52,004	Northstar Asset Management Group, Inc.(b)	942,312
63,604	NorthStar Realty Finance Corp. REIT	1,181,762
102,076	Northwest Bancshares, Inc.	1,309,635
10,773	OceanFirst Financial Corp.	178,509
38,323	OFG Bancorp	596,689
108,426	Old National Bancorp	1,577,598
9,413	OmniAmerican Bancorp, Inc.	254,528
12,490	One Liberty Properties, Inc. REIT	285,896
32,696	OneBeacon Insurance Group Ltd., Class A	520,847
12,303	Oppenheimer Holdings, Inc., Class A	302,039
32,071	Oritani Financial Corp.	473,689
14,288	Pacific Continental Corp.	206,033
9,669	Pacific Premier Bancorp, Inc.(b)	156,541
18,909	PacWest Bancorp	806,658
12,861	Park National Corp.(c)	1,085,083
31,119	Park Sterling Corp.	238,372
29,804	Parkway Properties, Inc. REIT	597,570
28,674	Pebblebrook Hotel Trust REIT	1,221,512

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,056	Penns Woods Bancorp, Inc.	$196,838
65,324	Pennsylvania Real Estate Investment Trust REIT	1,399,893
63,549	PennyMac Mortgage Investment Trust REIT	1,372,023
11,343	Peoples Bancorp, Inc.	279,605
30,613	Phoenix Cos., Inc. (The)(b)	1,817,188
13,888	PICO Holdings, Inc.(b)	306,925
21,287	Pinnacle Financial Partners, Inc.	834,450
20,797	Piper Jaffray Cos.(b)	1,174,199
17,854	Portfolio Recovery Associates, Inc.(b)	1,129,266
29,996	Post Properties, Inc. REIT	1,677,976
33,590	Potlatch Corp. REIT	1,477,624
40,155	PrivateBancorp, Inc.	1,297,810
10,207	Provident Financial Holdings, Inc.	148,818
66,691	Provident Financial Services, Inc.	1,215,777
11,363	PS Business Parks, Inc. REIT	956,992
52,911	Radian Group, Inc.	891,550
103,145	RAIT Financial Trust REIT	756,053
43,185	Ramco-Gershenson Properties Trust REIT	754,874
85,460	Redwood Trust, Inc. REIT(c)	1,605,793
7,983	Regional Management Corp.(b)	93,082
23,619	Renasant Corp.	712,113
11,723	Republic Bancorp, Inc., Class A	284,283
161,284	Resource Capital Corp. REIT	853,192
29,431	Retail Opportunity Investments Corp. REIT	480,903
18,402	Rouse Properties, Inc. REIT(c)	335,100
32,860	Ryman Hospitality Properties, Inc. REIT(c)	1,621,641
29,072	S&T Bancorp, Inc.	802,096
41,103	Sabra Health Care REIT, Inc. REIT	1,174,313
11,285	Safeguard Scientifics, Inc.(b)	225,136
19,021	Safety Insurance Group, Inc.	1,186,530
22,947	Sandy Spring Bancorp, Inc.	592,033
9,350	Saul Centers, Inc. REIT	513,783
50,494	SEI Investments Co.	1,952,098
19,713	Select Income REIT	483,166
72,600	Selective Insurance Group, Inc.	1,874,532
9,730	Sierra Bancorp	166,967
27,253	Silver Bay Realty Trust Corp. REIT	461,393
13,676	Simmons First National Corp., Class A	574,255
8,998	South State Corp.	542,669
18,009	Southside Bancshares, Inc.(c)	604,742
16,045	Southwest Bancorp, Inc.	289,291
17,361	Sovran Self Storage, Inc. REIT	1,477,247
96,219	Spirit Realty Capital, Inc. REIT	1,145,006
15,817	Springleaf Holdings, Inc.(b)	591,872
24,740	St. Joe Co. (The)(b)	473,771
14,510	STAG Industrial, Inc., Class A REIT	354,044
16,413	State Auto Financial Corp.	343,524
24,605	State Bank Financial Corp.	440,922
38,933	Sterling Bancorp	547,398
23,054	Stewart Information Services Corp.	814,267
10,193	Stock Yards Bancorp, Inc.	339,223
67,087	Strategic Hotels & Resorts, Inc. REIT(b)	862,068
11,839	Suffolk Bancorp	271,823
50,151	Summit Hotel Properties, Inc. REIT	583,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
23,059	Sun Communities, Inc. REIT	$1,336,730
100,598	Sunstone Hotel Investors, Inc. REIT	1,540,155
54,888	SWS Group, Inc.(b)	405,622
41,872	Tanger Factory Outlet Centers, Inc. REIT	1,497,761
4,799	Tejon Ranch Co.(b)	144,834
8,279	Terreno Realty Corp. REIT	174,356
9,469	Territorial Bancorp, Inc.	203,394
18,021	Texas Capital Bancshares, Inc.(b)	1,101,984
49,077	TFS Financial Corp.	733,210
12,861	Third Point Reinsurance Ltd.(b)	196,773
9,013	Tompkins Financial Corp.	452,453
27,655	TowneBank	419,250
15,138	Trico Bancshares	398,129
102,286	TrustCo Bank Corp. NY	746,688
24,208	UMB Financial Corp.	1,442,313
17,335	UMH Properties, Inc. REIT	175,084
97,561	Umpqua Holdings Corp.	1,717,074
20,678	Union Bankshares Corp.	464,841
49,492	United Bankshares, Inc.	1,696,586
19,808	United Community Banks, Inc.	357,138
24,794	United Financial Bancorp, Inc.	347,860
23,010	United Fire Group, Inc.	747,365
6,652	Universal Health Realty Income Trust REIT	322,289
26,818	Universal Insurance Holdings, Inc.	469,315
23,108	Univest Corp. of Pennsylvania	474,176
2,673	Urstadt Biddle Properties, Inc. REIT	49,130
19,940	Urstadt Biddle Properties, Inc., Class A REIT	431,302
20,228	ViewPoint Financial Group, Inc.	551,618
1,386	Virtus Investment Partners, Inc.	248,385
13,883	Walker & Dunlop, Inc.(b)	223,655
30,405	Walter Investment Management Corp.(b)	690,802
11,995	Washington Trust Bancorp, Inc.	460,248
21,995	Waterstone Financial, Inc.	269,219
32,100	WesBanco, Inc.	1,106,166
22,954	Westamerica Bancorp.(c)	1,132,550
31,537	Western Alliance Bancorp(b)	839,515
16,919	Western Asset Mortgage Capital Corp. REIT(c)	254,123
24,405	Westfield Financial, Inc.	172,543
4,397	Westwood Holdings Group, Inc.	296,798
14,186	Whitestone REIT(c)	212,790
36,861	Wilshire Bancorp, Inc.	364,924
35,756	Winthrop Realty Trust REIT	558,866
26,262	Wintrust Financial Corp.	1,216,456
8,158	World Acceptance Corp.(b)(c)	584,602
5,075	WSFS Financial Corp.	399,149
9,331	Yadkin Financial Corp.(b)	181,115

		228,074,193

	Health Care—8.2%
6,486	Abaxis, Inc.	341,553
5,529	Acadia Healthcare Co., Inc.(b)	343,075
20,503	Accuray, Inc.(b)(c)	129,784
9,004	Acorda Therapeutics, Inc.(b)	313,519
47,135	Affymetrix, Inc.(b)	424,686

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
14,262	Air Methods Corp.(b)	$673,594
7,230	Akorn, Inc.(b)	322,097
12,594	Albany Molecular Research, Inc.(b)	292,936
11,682	Align Technology, Inc.(b)	614,707
14,866	Alkermes PLC(b)	751,476
10,508	Alliance HealthCare Services, Inc.(b)	253,558
87,406	Allscripts Healthcare Solutions, Inc.(b)	1,199,210
10,255	Almost Family, Inc.(b)	301,907
87,893	Amedisys, Inc.(b)	2,294,007
46,587	AMN Healthcare Services, Inc.(b)	798,967
33,818	Amsurg Corp.(b)	1,826,510
5,510	Analogic Corp.	401,899
26,150	AngioDynamics, Inc.(b)	444,550
2,108	athenahealth, Inc.(b)	258,230
904	Atrion Corp.	298,329
6,852	Auxilium Pharmaceuticals, Inc.(b)(c)	220,429
10,794	BioMarin Pharmaceutical, Inc.(b)	890,505
19,673	Bio-Reference Laboratories, Inc.(b)(c)	590,977
84,373	BioScrip, Inc.(b)(c)	545,050
50,079	Brookdale Senior Living, Inc.(b)	1,688,163
49,254	Bruker Corp.(b)	1,021,035
14,715	Cambrex Corp.(b)	310,192
7,781	Cantel Medical Corp.	329,914
12,327	Capital Senior Living Corp.(b)	277,358
5,445	Cepheid, Inc.(b)	288,639
28,951	Charles River Laboratories International, Inc.(b)	1,828,545
11,544	Chemed Corp.	1,193,188
5,316	Computer Programs & Systems, Inc.	334,802
16,727	CONMED Corp.	702,367
5,215	CorVel Corp.(b)	179,500
42,029	Cross Country Healthcare, Inc.(b)	406,420
19,360	Cubist Pharmaceuticals, Inc.(b)	1,399,534
5,474	Cyberonics, Inc.(b)	287,385
6,610	Cynosure, Inc., Class A(b)	167,167
12,652	Emergent Biosolutions, Inc.(b)	286,188
13,153	Ensign Group, Inc. (The)	509,284
17,256	Envision Healthcare Holdings, Inc.(b)	603,097
301,736	Enzon Pharmaceuticals, Inc.	268,545
6,921	Exactech, Inc.(b)	147,417
9,022	ExamWorks Group, Inc.(b)	349,873
37,625	Exelixis, Inc.(b)(c)	63,963
125,255	Five Star Quality Care, Inc.(b)	517,303
110,131	Gentiva Health Services, Inc.(b)	2,169,581
16,614	Globus Medical, Inc., Class A(b)	368,332
20,064	Greatbatch, Inc.(b)	1,007,012
32,264	Haemonetics Corp.(b)	1,216,998
29,449	Hanger, Inc.(b)	704,715
49,102	Healthways, Inc.(b)	761,081
42,577	Hill-Rom Holdings, Inc.	1,893,825
34,911	HMS Holdings Corp.(b)	810,983
26,972	ICON PLC (Ireland)(b)	1,418,997
8,526	ICU Medical, Inc.(b)	604,493
13,419	IDEXX Laboratories, Inc.(b)	1,901,070
49,048	Impax Laboratories, Inc.(b)	1,420,921
11,510	Infinity Pharmaceuticals, Inc.(b)	156,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
16,103	Integra LifeSciences Holdings Corp.(b)	$823,024
52,134	Invacare Corp.	819,025
8,433	IPC The Hospitalist Co., Inc.(b)	351,319
3,058	Isis Pharmaceuticals, Inc.(b)	140,852
5,680	Jazz Pharmaceuticals PLC(b)	959,011
8,421	Landauer, Inc.	301,388
16,550	LHC Group, Inc.(b)	402,993
15,204	Luminex Corp.(b)	288,876
31,376	Masimo Corp.(b)	791,930
38,133	MedAssets, Inc.(b)	825,961
23,091	Medicines Co. (The)(b)	584,664
3,054	Medidata Solutions, Inc.(b)	137,766
28,015	Meridian Bioscience, Inc.	519,398
33,429	Merit Medical Systems, Inc.(b)	506,449
16,472	Momenta Pharmaceuticals, Inc.(b)	179,710
6,027	MWI Veterinary Supply, Inc.(b)	1,022,511
22,704	Myriad Genetics, Inc.(b)(c)	896,581
9,716	National Healthcare Corp.	585,972
13,274	Natus Medical, Inc.(b)	451,316
7,679	Neogen Corp.(b)	337,108
19,928	NuVasive, Inc.(b)	815,055
15,693	NxStage Medical, Inc.(b)	237,906
13,438	Omnicell, Inc.(b)	434,182
30,279	Orthofix International NV(b)	888,689
27,148	PAREXEL International Corp.(b)	1,474,408
58,225	PharMerica Corp.(b)	1,670,475
29,898	Prestige Brands Holdings, Inc.(b)	1,058,987
22,935	Providence Service Corp. (The)(b)	1,013,268
44,104	QLT, Inc. (Canada)(b)	175,534
41,248	Quality Systems, Inc.	623,257
8,411	Quidel Corp.(b)	240,134
9,395	Quintiles Transnational Holdings, Inc.(b)	549,983
133,602	RadNet, Inc.(b)	1,242,499
2,650	Regeneron Pharmaceuticals, Inc.(b)	1,043,358
58,188	Rigel Pharmaceuticals, Inc.(b)	115,212
64,521	RTI Surgical, Inc.(b)	328,412
7,391	Salix Pharmaceuticals Ltd.(b)	1,063,195
34,449	SciClone Pharmaceuticals, Inc.(b)	263,190
3,189	Seattle Genetics, Inc.(b)	116,941
67,347	Select Medical Holdings Corp.	971,144
24,451	Sirona Dental Systems, Inc.(b)	1,920,626
44,778	Skilled Healthcare Group, Inc., Class A(b)	310,312
27,282	Spectrum Pharmaceuticals, Inc.(b)(c)	206,798
7,719	Surgical Care Affiliates, Inc.(b)	236,819
7,592	SurModics, Inc.(b)	164,367
51,726	Symmetry Medical, Inc.(b)	512,087
15,588	Syneron Medical Ltd. (Israel)(b)	145,904
3,989	Taro Pharmaceutical Industries Ltd. (Israel)(b)	645,979
26,877	Team Health Holdings, Inc.(b)	1,680,888
11,474	Techne Corp.	1,044,708
24,177	Thoratec Corp.(b)	657,131
11,966	Tornier NV(b)	334,450
59,156	Triple-S Management Corp., Class B(b)	1,309,714
14,721	United Therapeutics Corp.(b)	1,928,009
109,835	Universal American Corp.(b)	1,023,662

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
7,862	US Physical Therapy, Inc.	$339,245
11,732	Vertex Pharmaceuticals, Inc.(b)	1,321,493
23,785	VIVUS, Inc.(b)(c)	80,631
24,033	Volcano Corp.(b)	243,214
30,744	West Pharmaceutical Services, Inc.	1,575,630
19,420	Wright Medical Group, Inc.(b)	614,060

		83,673,618

	Industrials—16.9%
27,064	A.O. Smith Corp.	1,443,864
13,333	AAON, Inc.	261,993
54,477	AAR Corp.	1,443,640
40,581	Acacia Research Corp.(c)	730,458
206,065	ACCO Brands Corp.(b)	1,695,915
123,783	Accuride Corp.(b)	596,634
17,689	Aceto Corp.	402,248
41,027	Actuant Corp., Class A	1,300,146
13,058	Acuity Brands, Inc.	1,820,677
7,075	Advisory Board Co. (The)(b)	379,715
53,239	Aegion Corp., Class A(b)	975,338
8,779	Aerovironment, Inc.(b)	269,076
74,823	Air Transport Services Group, Inc.(b)	612,052
92,049	Aircastle Ltd.	1,756,295
6,721	Alamo Group, Inc.	287,928
19,038	Albany International Corp., Class A	719,256
2,239	Allegiant Travel Co.	298,839
34,320	Allison Transmission Holdings, Inc.	1,114,714
13,817	Altra Industrial Motion Corp.	435,512
6,836	AMERCO	1,853,376
26,640	Ameresco, Inc., Class A(b)	219,514
3,667	American Railcar Industries, Inc.	241,325
6,570	American Science & Engineering, Inc.	363,321
6,476	American Woodmark Corp.(b)	264,933
16,199	Apogee Enterprises, Inc.	711,136
28,490	Applied Industrial Technologies, Inc.	1,390,597
51,392	ARC Document Solutions, Inc.(b)	521,629
27,344	ArcBest Corp.	1,058,213
16,828	Astec Industries, Inc.	637,949
2,774	Astronics Corp.(b)	143,721
56,124	Atlas Air Worldwide Holdings, Inc.(b)	2,072,098
14,293	AZZ, Inc.	668,341
37,415	Baltic Trading Ltd.(c)	140,306
33,645	Barnes Group, Inc.	1,230,061
2,671	Barrett Business Services, Inc.	62,795
40,755	Beacon Roofing Supply, Inc.(b)	1,127,691
48,662	Blount International, Inc.(b)	745,015
92,623	Box Ships, Inc. (Greece)(b)(c)	100,033
62,282	Brady Corp., Class A	1,484,803
70,762	Briggs & Stratton Corp.	1,430,100
20,392	Builders FirstSource, Inc.(b)	120,925
10,600	CAI International, Inc.(b)	223,130
56,554	Casella Waste Systems, Inc., Class A(b)	254,493
70,367	CBIZ, Inc.(b)	649,487
23,779	CDI Corp.	408,761
19,407	Celadon Group, Inc.	377,660
220,705	Cenveo, Inc.(b)	503,207
12,817	Chart Industries, Inc.(b)	596,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
31,023	China Yuchai International Ltd.	$564,308
8,757	CIRCOR International, Inc.	658,089
24,160	CLARCOR, Inc.	1,617,754
22,251	Columbus McKinnon Corp.	633,041
45,930	Comfort Systems USA, Inc.	705,485
51,917	Commercial Vehicle Group, Inc.(b)	340,056
37,020	Copart, Inc.(b)	1,237,949
11,837	Corporate Executive Board Co. (The)	872,387
17,639	Costamare, Inc. (Greece)(c)	362,834
17,754	Courier Corp.	240,922
12,446	CRA International, Inc.(b)	373,380
14,859	Cubic Corp.	716,798
34,883	Danaos Corp. (Greece)(b)(c)	191,159
66,373	Diana Containerships, Inc. (Greece)(c)	134,737
100,774	Diana Shipping, Inc. (Greece)(b)(c)	851,540
19,852	DigitalGlobe, Inc.(b)	567,569
21,805	Douglas Dynamics, Inc.	452,018
16,496	Ducommun, Inc.(b)	435,659
4,334	DXP Enterprises, Inc.(b)	287,301
40,904	Dycom Industries, Inc.(b)	1,283,977
9,242	Dynamic Materials Corp.	168,297
12,817	Echo Global Logistics, Inc.(b)	334,908
13,229	Encore Wire Corp.	501,908
32,186	Engility Holdings, Inc.(b)	1,390,435
47,601	Ennis, Inc.	705,923
15,086	EnPro Industries, Inc.(b)	973,500
22,893	ESCO Technologies, Inc.	870,392
5,572	Exponent, Inc.	444,757
41,121	Federal Signal Corp.	583,918
14,288	Forward Air Corp.	683,967
17,676	Franklin Electric Co., Inc.	660,022
11,953	FreightCar America, Inc.	394,090
22,587	Furmanite Corp.(b)	168,951
18,196	G&K Services, Inc., Class A	1,147,622
27,973	GenCorp, Inc.(b)(c)	474,422
34,746	Gibraltar Industries, Inc.(b)	529,876
33,977	Global Brass & Copper Holdings, Inc.	475,678
21,927	Global Power Equipment Group, Inc.	298,865
9,853	Gorman-Rupp Co. (The)	312,734
10,134	GP Strategies Corp.(b)	336,043
20,924	Graco, Inc.	1,642,534
38,595	Granite Construction, Inc.	1,424,541
71,341	Great Lakes Dredge & Dock Corp.(b)	498,674
21,103	Greenbrier Cos., Inc. (The)(c)	1,319,782
63,426	Griffon Corp.	779,506
32,474	H&E Equipment Services, Inc.	1,214,203
14,721	Hardinge, Inc.	165,170
28,502	Hawaiian Holdings, Inc.(b)	494,225
53,082	HD Supply Holdings, Inc.(b)	1,530,885
37,518	Healthcare Services Group, Inc.	1,117,286
33,707	Heartland Express, Inc.	847,394
5,219	HEICO Corp.	283,079
10,627	HEICO Corp., Class A	486,185
24,946	Heidrick & Struggles International, Inc.	519,376
41,387	Herman Miller, Inc.	1,324,384
49,671	Hillenbrand, Inc.	1,653,548

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
46,665	HNI Corp.	$2,176,922
18,765	Houston Wire & Cable Co.	254,453
40,358	Hub Group, Inc., Class A(b)	1,464,592
6,972	Hurco Cos., Inc.	268,631
13,151	Huron Consulting Group, Inc.(b)	915,441
6,665	Hyster-Yale Materials Handling, Inc.	523,136
16,337	ICF International, Inc.(b)	593,687
49,071	InnerWorkings, Inc.(b)	445,565
30,903	Insperity, Inc.	975,299
14,756	Insteel Industries, Inc.	351,783
41,366	Interface, Inc.	663,097
9,834	International Shipholding Corp.	197,073
26,625	Intersections, Inc.(c)	106,500
18,825	Jinpan International Ltd. (China)	144,576
21,916	John Bean Technologies Corp.	656,823
10,171	Kadant, Inc.	420,469
27,159	Kaman Corp.	1,169,467
73,333	Kelly Services, Inc., Class A	1,292,861
13,350	KEYW Holding Corp. (The)(b)(c)	135,502
22,366	Kforce, Inc.	517,773
34,539	Kimball International, Inc., Class B	621,011
41,386	Knight Transportation, Inc.	1,210,954
51,287	Knightsbridge Shipping Ltd. (Bermuda)(c)	450,300
48,460	Knoll, Inc.	963,869
35,490	Korn/Ferry International(b)	991,236
67,702	Kratos Defense & Security Solutions, Inc.(b)	471,883
27,719	Landstar System, Inc.	2,051,483
54,528	Layne Christensen Co.(b)	392,602
8,444	LB Foster Co., Class A	456,736
5,312	Lindsay Corp.(c)	465,862
17,127	LMI Aerospace, Inc.(b)	225,734
9,770	LS Starrett Co. (The), Class A	144,401
32,902	LSI Industries, Inc.	235,578
16,248	Lydall, Inc.(b)	502,551
28,301	Macquarie Infrastructure Co. LLC	2,027,484
21,284	Marten Transport Ltd.	417,592
13,118	Masonite International Corp.(b)	709,159
47,245	MasTec, Inc.(b)	1,353,097
276,447	Matson, Inc.	7,875,975
21,881	Matthews International Corp., Class A	1,008,276
19,728	McGrath RentCorp	720,664
132,547	Metalico, Inc.(b)(c)	82,179
73,901	MFC Industrial Ltd. (Canada)(c)	459,664
12,026	Middleby Corp. (The)(b)	1,064,301
12,514	Miller Industries, Inc.	247,402
12,808	Mistras Group, Inc.(b)	211,204
27,974	Mobile Mini, Inc.	1,226,100
23,594	MSA Safety, Inc.	1,355,947
39,242	Mueller Industries, Inc.	1,273,795
97,787	Mueller Water Products, Inc., Class A	965,158
12,050	Multi-Color Corp.	594,065
28,098	MYR Group, Inc.(b)	728,862
9,914	National Presto Industries, Inc.(c)	625,177
59,434	Navigant Consulting, Inc.(b)	914,689
123,815	Navios Maritime Holdings, Inc.(c)	729,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
14,282	NCI Building Systems, Inc.(b)	$283,783
10,766	NN, Inc.	269,150
21,095	Nordson Corp.	1,614,822
12,799	Nortek, Inc.(b)	1,065,901
13,495	Northwest Pipe Co.(b)	482,851
20,742	On Assignment, Inc.(b)	603,592
48,618	Orbital Sciences Corp.(b)	1,278,653
36,225	Orion Marine Group, Inc.(b)	397,026
43,751	Paragon Shipping, Inc., Class A (Greece)(b)(c)	159,691
8,513	Park-Ohio Holdings Corp.	452,125
49,132	Pike Corp.(b)	586,636
15,311	Ply Gem Holdings, Inc.(b)	173,780
27,734	PMFG, Inc.(b)	145,881
35,436	Polypore International, Inc.(b)	1,556,349
7,843	Powell Industries, Inc.	357,092
2,642	Preformed Line Products Co.	150,568
13,528	Primoris Services Corp.	388,524
69,088	Quad Graphics, Inc.	1,523,390
34,146	Quality Distribution, Inc.(b)	442,532
34,433	Quanex Building Products Corp.	689,349
17,266	Raven Industries, Inc.	437,693
10,566	RBC Bearings, Inc.	641,885
36,429	Resources Connection, Inc.	563,557
26,606	Rexnord Corp.(b)	786,207
22,309	Roadrunner Transportation Systems, Inc.(b)	459,788
24,947	Rollins, Inc.	795,061
10,477	RPX Corp.(b)	147,202
39,975	Rush Enterprises, Inc., Class A(b)	1,523,048
7,908	Rush Enterprises, Inc., Class B(b)	255,666
48,476	Safe Bulkers, Inc. (Greece)(c)	258,862
23,463	Saia, Inc.(b)	1,150,156
65,378	Seaspan Corp.(c)	1,333,711
22,402	Simpson Manufacturing Co., Inc.	741,058
21,258	SP Plus Corp.(b)	463,850
5,253	Sparton Corp.(b)	142,356
5,167	Spirit Airlines, Inc.(b)	377,759
9,309	Standex International Corp.	802,901
44,218	Star Bulk Carriers Corp. (Greece)(b)(c)	456,330
23,458	Sterling Construction Co., Inc.(b)	206,900
6,417	Sun Hydraulics Corp.	255,461
59,313	Swift Transportation Co.(b)	1,465,031
35,249	TAL International Group, Inc.(b)	1,520,289
13,653	Team, Inc.(b)	575,337
42,151	Tecumseh Products Co.(b)	155,537
9,892	Tennant Co.	729,337
62,636	Tetra Tech, Inc.	1,679,271
17,956	Textainer Group Holdings Ltd.(c)	618,405
12,394	Thermon Group Holdings, Inc.(b)	302,042
49,435	Titan International, Inc.	522,034
50,739	Titan Machinery, Inc.(b)(c)	698,169
22,888	Toro Co. (The)	1,412,876
7,102	Trex Co., Inc.(b)	305,386
30,144	TriMas Corp.(b)	954,359
36,471	TrueBlue, Inc.(b)	901,563

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
9,850	Twin Disc, Inc.	$256,297
9,016	UniFirst Corp.	1,005,825
21,159	Universal Forest Products, Inc.	1,057,315
9,883	US Ecology, Inc.	496,917
17,964	USA Truck, Inc.(b)	303,592
29,823	USG Corp.(b)(c)	801,046
27,335	Verisk Analytics, Inc., Class A(b)	1,704,337
28,693	Viad Corp.	731,958
6,102	VSE Corp.	367,829
36,139	Wabash National Corp.(b)	372,232
19,329	Wabtec Corp.	1,668,093
3,123	WageWorks, Inc.(b)	178,042
16,941	Watts Water Technologies, Inc., Class A	1,027,133
32,682	Wesco Aircraft Holdings, Inc.(b)	580,106
29,331	West Corp.	938,592
39,779	Woodward, Inc.	2,037,083
15,257	Xerium Technologies, Inc.(b)	227,634

		172,492,317

	Information Technology—17.0%
6,020	3D Systems Corp.(b)(c)	227,556
42,062	ACI Worldwide, Inc.(b)	809,273
11,314	Actua Corp.(b)	212,703
33,491	Actuate Corp.(b)	143,676
29,710	Acxiom Corp.(b)	559,736
36,228	ADTRAN, Inc.	768,396
17,474	Advanced Energy Industries, Inc.(b)	345,636
14,732	Advent Software, Inc.	509,138
15,199	Agilysys, Inc.(b)	171,749
25,022	Alpha & Omega Semiconductor Ltd.(b)	231,954
18,774	American Software, Inc., Class A	181,357
45,670	ARRIS Group, Inc.(b)	1,371,013
18,382	Aruba Networks, Inc.(b)	396,684
4,017	Aspen Technology, Inc.(b)	148,348
219,747	Atmel Corp.(b)	1,630,523
9,372	AVG Technologies NV(b)	167,946
146,191	Aviat Networks, Inc.(b)	257,296
61,144	AVX Corp.	882,919
103,621	Axcelis Technologies, Inc.(b)	225,894
6,776	Badger Meter, Inc.	385,690
18,180	Bankrate, Inc.(b)	197,435
2,850	Bel Fuse, Inc., Class A	72,390
12,080	Bel Fuse, Inc., Class B	341,743
21,104	Belden, Inc.	1,502,394
26,736	Black Box Corp.	587,925
17,871	Blackbaud, Inc.	795,259
23,178	Blucora, Inc.(b)	392,867
8,830	Bottomline Technologies (de), Inc.(b)	221,545
5,599	BroadSoft, Inc.(b)	128,217
57,230	Brooks Automation, Inc.	705,646
31,702	Cabot Microelectronics Corp.(b)	1,528,987
93,782	Cadence Design Systems, Inc.(b)	1,683,387
32,190	Calix, Inc.(b)	347,974
13,457	Canadian Solar, Inc. (Canada)(b)(c)	429,278
14,911	Cardtronics, Inc.(b)	572,433
3,967	Cass Information Systems, Inc.	188,591
6,602	Cavium, Inc.(b)	338,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
72,081	CDW Corp.	$2,222,978
10,321	CEVA, Inc.(b)	168,232
57,517	Checkpoint Systems, Inc.(b)	762,675
19,431	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	417,378
115,214	Ciber, Inc.(b)	376,750
22,892	Ciena Corp.(b)	383,670
43,535	Cirrus Logic, Inc.(b)	840,225
20,025	Cognex Corp.(b)	792,189
14,592	Coherent, Inc.(b)	950,669
31,536	Cohu, Inc.	321,667
31,569	CommScope Holding Co., Inc.(b)	679,996
7,176	CommVault Systems, Inc.(b)	318,184
12,523	Computer Task Group, Inc.	110,202
141,565	Compuware Corp.	1,436,885
7,635	comScore, Inc.(b)	321,739
25,091	Comtech Telecommunications Corp.	955,214
10,185	Comverse, Inc.(b)	222,033
4,646	Concur Technologies, Inc.(b)	596,175
9,267	Constant Contact, Inc.(b)	327,681
38,186	Conversant, Inc.(b)	1,346,056
3,382	CoStar Group, Inc.(b)	544,806
19,854	Covisint Corp.(b)	57,378
11,500	Cray, Inc.(b)	398,590
30,397	CSG Systems International, Inc.	805,824
23,025	CTS Corp.	423,660
74,664	Cypress Semiconductor Corp.(b)	739,920
41,037	Daktronics, Inc.	546,202
14,690	Datalink Corp.(b)	185,829
12,049	Dealertrack Technologies, Inc.(b)	566,905
5,896	Demand Media, Inc.(b)	41,508
37,397	Dice Holdings, Inc.(b)	372,848
32,581	Digi International, Inc.(b)	269,771
31,278	Digital River, Inc.(b)	799,778
29,372	Diodes, Inc.(b)	758,679
30,614	Dolby Laboratories, Inc., Class A	1,283,339
30,383	DSP Group, Inc.(b)	294,411
11,057	DTS, Inc.(b)	329,277
343,480	EarthLink Holdings Corp.	1,229,658
26,205	Eastman Kodak Co.(b)(c)	565,242
19,685	Ebix, Inc.(c)	290,354
19,088	Electro Rent Corp.	290,901
41,564	Electro Scientific Industries, Inc.	295,104
18,011	Electronics for Imaging, Inc.(b)	823,463
99,770	Emulex Corp.(b)	564,698
11,424	EnerNOC, Inc.(b)	168,732
70,444	Entegris, Inc.(b)	956,630
79,477	Entropic Communications, Inc.(b)	198,693
4,401	EPAM Systems, Inc.(b)	210,104
26,950	EPIQ Systems, Inc.	432,278
5,959	ePlus, Inc.(b)	363,916
33,882	Euronet Worldwide, Inc.(b)	1,818,447
17,126	EVERTEC, Inc.	388,760
16,333	Exar Corp.(b)	155,980
13,746	ExlService Holdings, Inc.(b)	384,751
43,863	Extreme Networks, Inc.(b)	157,468

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
21,418	Fabrinet (Thailand)(b)	$390,022
14,234	FactSet Research Systems, Inc.	1,870,917
14,326	Fair Isaac Corp.	892,510
6,375	FARO Technologies, Inc.(b)	357,000
8,968	FEI Co.	755,823
42,858	Finisar Corp.(b)	716,586
10,116	FleetCor Technologies, Inc.(b)	1,523,065
40,501	FormFactor, Inc.(b)	322,793
9,216	Forrester Research, Inc.	371,220
24,010	Fortinet, Inc.(b)	625,461
36,749	Freescale Semiconductor Ltd.(b)(c)	730,938
18,484	Gartner, Inc.(b)	1,491,844
38,525	Global Cash Access Holdings, Inc.(b)	280,847
25,996	GSI Group, Inc.(b)	334,049
3,206	Guidewire Software, Inc.(b)	160,108
32,946	Hackett Group, Inc. (The)	230,951
104,736	Harmonic, Inc.(b)	698,589
26,855	Heartland Payment Systems, Inc.	1,387,061
13,243	Hollysys Automation Technologies Ltd. (China)(b)	324,851
6,196	HomeAway, Inc.(b)	216,240
79,069	Hutchinson Technology, Inc.(b)	282,276
24,119	IAC/InterActiveCorp.	1,632,615
6,996	iGATE Corp.(b)	259,202
49,955	II-VI, Inc.(b)	673,893
43,318	Imation Corp.(b)	126,922
47,516	Infinera Corp.(b)(c)	690,407
31,429	Informatica Corp.(b)	1,120,758
67,001	Integrated Device Technology, Inc.(b)	1,099,486
27,579	Integrated Silicon Solution, Inc.	374,523
2,027	Interactive Intelligence Group, Inc.(b)	97,823
33,344	InterDigital, Inc.	1,648,194
42,962	Internap Network Services Corp.(b)	344,126
56,543	International Rectifier Corp.(b)	2,248,715
124,462	Intersil Corp., Class A	1,654,100
13,646	InterXion Holding NV (Netherlands)(b)	373,082
22,529	Intralinks Holdings, Inc.(b)	194,651
8,224	InvenSense, Inc.(b)(c)	133,311
7,487	IPG Photonics Corp.(b)	549,621
33,180	Ixia(b)	319,523
17,512	IXYS Corp.	204,365
16,222	j2 Global, Inc.	877,448
23,681	Jack Henry & Associates, Inc.	1,416,597
120,933	JDS Uniphase Corp.(b)	1,627,758
84,805	Kemet Corp.(b)	407,064
16,265	Key Tronic Corp.(b)	133,698
81,416	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,174,019
55,461	Lattice Semiconductor Corp.(b)	372,143
3,999	LinkedIn Corp., Class A(b)	915,611
41,413	Lionbridge Technologies, Inc.(b)	200,025
13,159	Liquidity Services, Inc.(b)	168,172
8,256	Littelfuse, Inc.	805,290
12,746	LivePerson, Inc.(b)	183,542
4,251	LogMeIn, Inc.(b)	204,261
49,881	Magnachip Semiconductor Corp. (South Korea)(b)	555,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
11,341	Manhattan Associates, Inc.(b)	$454,888
46,721	ManTech International Corp., Class A	1,315,663
16,419	MAXIMUS, Inc.	795,665
15,993	Mellanox Technologies Ltd. (Israel)(b)(c)	716,326
67,902	Mentor Graphics Corp.	1,438,843
3,117	MercadoLibre, Inc. (Argentina)(c)	424,380
35,185	Mercury Systems, Inc.(b)	491,886
15,332	Methode Electronics, Inc.	603,774
32,540	Micrel, Inc.	395,036
55,701	Microsemi Corp.(b)	1,452,125
3,212	MicroStrategy, Inc., Class A(b)	516,747
35,020	MKS Instruments, Inc.	1,274,728
105,078	ModusLink Global Solutions, Inc.(b)(c)	367,773
15,731	MoneyGram International, Inc.(b)	135,287
8,900	Monolithic Power Systems, Inc.	393,291
146,322	Monster Worldwide, Inc.(b)	564,803
15,072	Move, Inc.(b)	315,758
7,185	MTS Systems Corp.	474,282
14,683	Multi-Fineline Electronix, Inc.(b)	149,032
88,845	Nam Tai Property, Inc. (China)(c)	490,424
10,799	Nanometrics, Inc.(b)	146,218
45,808	National Instruments Corp.	1,451,197
53,709	Net 1 UEPS Technologies, Inc. (South Africa)(b)	684,253
35,963	NETGEAR, Inc.(b)	1,224,181
15,439	NetScout Systems, Inc.(b)	569,082
41,502	NeuStar, Inc., Class A(b)(c)	1,096,068
28,499	Newport Corp.(b)	509,847
21,269	NIC, Inc.	391,988
84,557	Novatel Wireless, Inc.(b)	240,987
84,890	Oclaro, Inc.(b)	133,277
67,951	OmniVision Technologies, Inc.(b)	1,819,728
17,820	Oplink Communications, Inc.	371,547
42,975	Orbotech Ltd. (Israel)(b)	689,319
11,086	OSI Systems, Inc.(b)	785,776
21,469	Park Electrochemical Corp.	553,900
14,199	PC Connection, Inc.	338,646
7,418	Pegasystems, Inc.	160,748
16,370	Perficient, Inc.(b)	271,415
28,082	Pericom Semiconductor Corp.(b)	306,936
95,528	Photronics, Inc.(b)	858,797
21,170	Plantronics, Inc.	1,098,088
40,048	Plexus Corp.(b)	1,655,985
136,927	PMC—Sierra, Inc.(b)	1,066,661
6,565	Power Integrations, Inc.	330,613
28,974	PRGX Global, Inc.(b)	153,272
39,063	Progress Software Corp.(b)	1,011,732
39,097	PTC, Inc.(b)	1,491,551
9,436	Qlik Technologies, Inc.(b)	267,511
106,972	QLogic Corp.(b)	1,263,339
401,482	Quantum Corp.(b)	513,897
48,615	QuinStreet, Inc.(b)	196,891
38,247	Rackspace Hosting, Inc.(b)	1,467,155
72,374	Radisys Corp.(b)	180,935
16,003	Radware Ltd. (Israel)(b)	303,897
29,358	Rambus, Inc.(b)	336,149

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
16,994	RealD, Inc.(b)	$192,372
34,491	RealNetworks, Inc.(b)	237,988
10,170	RealPage, Inc.(b)	202,078
158,676	RF Micro Devices, Inc.(b)	2,064,375
5,891	Rightside Group Ltd.(b)	55,788
48,638	Riverbed Technology, Inc.(b)	923,636
32,640	Rofin-Sinar Technologies, Inc.(b)	730,810
9,913	Rogers Corp.(b)	677,752
15,075	Rosetta Stone, Inc.(b)	144,268
13,926	Rubicon Technology, Inc.(b)(c)	61,692
24,206	Rudolph Technologies, Inc.(b)	212,529
46,983	Sapient Corp.(b)	813,746
46,800	ScanSource, Inc.(b)	1,786,824
22,295	Seachange International, Inc.(b)	150,714
31,915	Semtech Corp.(b)	810,003
20,611	ShoreTel, Inc.(b)	166,743
43,439	Sigma Designs, Inc.(b)	173,322
22,274	Silicon Graphics International Corp.(b)	193,338
32,553	Silicon Image, Inc.(b)	174,484
16,748	Silicon Laboratories, Inc.(b)	763,541
15,155	SINA Corp. (China)(b)	620,900
18,771	Sohu.com, Inc. (China)(b)	912,083
10,562	SolarWinds, Inc.(b)	502,223
18,176	Solera Holdings, Inc.	944,243
73,317	Sonus Networks, Inc.(b)	254,410
77,614	Spansion, Inc., Class A(b)	1,597,296
54,700	Speed Commerce, Inc.(b)(c)	162,459
26,926	SS&C Technologies Holdings, Inc.(b)	1,301,064
148,760	STR Holdings, Inc.(b)	190,413
8,118	Stratasys Ltd.(b)	977,082
19,089	SunPower Corp.(b)(c)	607,794
25,028	Super Micro Computer, Inc.(b)	799,895
51,931	Sykes Enterprises, Inc.(b)	1,118,594
10,360	Synaptics, Inc.(b)	708,935
9,939	Synchronoss Technologies, Inc.(b)	513,548
5,564	Syntel, Inc.(b)	481,898
68,878	Take-Two Interactive Software, Inc.(b)	1,821,823
103,350	TeleCommunication Systems, Inc., Class A(b)	297,648
22,280	TeleTech Holdings, Inc.(b)	575,047
6,787	Tessco Technologies, Inc.	215,487
35,850	Tessera Technologies, Inc.	1,089,482
68,172	TIBCO Software, Inc.(b)	1,593,180
22,180	TiVo, Inc.(b)	289,449
97,137	TriQuint Semiconductor, Inc.(b)	2,101,073
109,525	TTM Technologies, Inc.(b)	756,818
3,880	Tyler Technologies, Inc.(b)	434,250
1,468	Ultimate Software Group, Inc. (The)(b)	220,949
15,915	Ultra Clean Holdings, Inc.(b)	139,734
15,800	Ultratech, Inc.(b)	302,254
120,581	United Online, Inc.	1,352,919
6,758	Universal Display Corp.(b)(c)	211,390
42,738	Vantiv, Inc., Class A(b)	1,321,459
30,688	Veeco Instruments, Inc.(b)	1,104,461
16,388	Verint Systems, Inc.(b)	942,146
26,107	VeriSign, Inc.(b)	1,560,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
19,692	ViaSat, Inc.(b)	$1,233,507
8,499	Virtusa Corp.(b)	348,289
17,375	Vishay Precision Group, Inc.(b)	295,201
13,851	Vistaprint NV(b)(c)	926,078
13,157	VMware, Inc., Class A(b)	1,099,530
14,559	WebMD Health Corp.(b)(c)	621,378
14,454	WEX, Inc.(b)	1,641,396
1,923	Workday, Inc., Class A(b)	183,608
28,318	Xcerra Corp.(b)	240,420
13,153	XO Group, Inc.(b)	167,438
34,677	Yandex NV, Class A (Russia)(b)	992,456
22,709	Zebra Technologies Corp., Class A(b)	1,674,789
234,973	Zynga, Inc., Class A(b)	599,181

		172,970,212

	Materials—5.7%
39,625	A. Schulman, Inc.	1,403,121
26,813	A.M. Castle & Co.(b)(c)	197,076
10,406	AEP Industries, Inc.(b)	478,572
87,408	Allied Nevada Gold Corp.(b)(c)	121,497
9,600	American Vanguard Corp.	110,784
15,530	Ampco-Pittsburgh Corp.	338,399
44,357	Axiall Corp.	1,787,587
8,055	Balchem Corp.	521,158
43,607	Boise Cascade Co.(b)	1,572,468
4,457	Caesarstone Sdot-Yam Ltd. (Israel)	248,968
33,260	Calgon Carbon Corp.(b)	699,458
28,853	Carpenter Technology Corp.	1,444,093
89,913	Century Aluminum Co.(b)	2,632,653
71,357	China Green Agriculture, Inc. (China)(c)	146,282
22,775	Clearwater Paper Corp.(b)	1,465,571
38,476	Constellium NV, Class A (Netherlands)(b)	779,139
3,448	Deltic Timber Corp.	224,430
11,305	Eagle Materials, Inc.	988,396
87,995	Ferro Corp.(b)	1,154,494
10,015	Flotek Industries, Inc.(b)	221,932
16,331	FutureFuel Corp.	217,529
30,476	Globe Specialty Metals, Inc.	573,254
29,528	Gold Resource Corp.(c)	114,864
170,025	Golden Minerals Co.(b)(c)	93,514
89,184	Gulf Resources, Inc. (China)(b)	119,507
29,850	H.B. Fuller Co.	1,252,804
10,057	Handy & Harman Ltd.(b)	355,113
10,464	Hawkins, Inc.	402,969
10,433	Haynes International, Inc.	485,030
40,920	Headwaters, Inc.(b)	519,684
287,524	Hecla Mining Co.	626,802
28,833	Horsehead Holding Corp.(b)	452,966
22,412	Innophos Holdings, Inc.	1,277,484
13,308	Innospec, Inc.	537,244
61,634	Intrepid Potash, Inc.(b)(c)	828,977
20,556	Kaiser Aluminum Corp.	1,429,670
29,420	KapStone Paper and Packaging Corp.(b)	904,959
24,956	Koppers Holdings, Inc.	985,263
47,861	Kraton Performance Polymers, Inc.(b)	856,233
32,306	Kronos Worldwide, Inc.	434,193
30,427	Landec Corp.(b)	383,076

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
54,360	Louisiana-Pacific Corp.(b)	$793,656
17,085	LSB Industries, Inc.(b)	641,200
27,556	Materion Corp.	1,087,084
155,003	McEwen Mining, Inc.(b)(c)	192,204
23,937	Mercer International, Inc.(b)	301,127
21,470	Minerals Technologies, Inc.	1,646,964
127,045	Molycorp, Inc.(b)(c)	175,322
24,515	Myers Industries, Inc.	366,254
12,250	Neenah Paper, Inc.	747,373
147,166	Noranda Aluminum Holding Corp.	649,002
21,932	Olympic Steel, Inc.	441,272
55,671	OM Group, Inc.	1,449,116
60,663	OMNOVA Solutions, Inc.(b)	426,461
44,358	P.H. Glatfelter Co.	1,119,152
13,105	Penford Corp.(b)	247,029
44,745	PolyOne Corp.	1,656,012
8,636	Quaker Chemical Corp.	708,843
139,509	Rentech, Inc.(b)	221,819
19,221	Royal Gold, Inc.	1,098,480
31,053	RTI International Metals, Inc.(b)	731,298
20,548	Schweitzer-Mauduit International, Inc.	884,797
27,942	Scotts Miracle-Gro Co. (The), Class A	1,655,284
16,414	Stepan Co.	726,812
104,476	Stillwater Mining Co.(b)	1,371,770
69,554	SunCoke Energy, Inc.(b)	1,662,341
13,572	Taminco Corp.(b)	351,379
21,554	Tredegar Corp.	409,957
58,927	Tronox Ltd., Class A	1,424,855
8,179	Universal Stainless & Alloy Products, Inc.(b)	210,282
7,841	US Concrete, Inc.(b)	193,673
19,855	US Silica Holdings, Inc.	891,490
148,633	Verso Paper Corp.(b)(c)	431,036
45,027	Wausau Paper Corp.	445,317
17,751	Westlake Chemical Corp.	1,252,333
41,535	Worthington Industries, Inc.	1,605,328
24,672	Zep, Inc.	396,232

		57,999,767

	Telecommunication Services—1.3%
235,553	Alaska Communications Systems Group, Inc.(b)	317,997
8,550	Atlantic Tele-Network, Inc.	574,474
8,842	Cogent Communications Group, Inc.	300,097
61,649	Consolidated Communications Holdings, Inc.(c)	1,596,709
61,761	FairPoint Communications, Inc.(b)	1,025,233
66,623	General Communication, Inc., Class A(b)	781,488
9,500	Hawaiian Telcom Holdco, Inc.(b)	255,550
24,973	IDT Corp., Class B	411,555
39,194	Inteliquent, Inc.	659,635
44,613	Intelsat SA(b)	868,169
88,307	Iridium Communications, Inc.(b)(c)	838,916
17,514	Lumos Networks Corp.	301,241
55,048	NTELOS Holdings Corp.(c)	554,884
51,089	Premiere Global Services, Inc.(b)	534,902
16,676	SBA Communications Corp., Class A(b)	1,873,215
17,482	Shenandoah Telecommunications Co.	517,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
47,968	Spok Holdings, Inc.	$779,000
30,699	United States Cellular Corp.(b)	1,118,058
120,841	Vonage Holdings Corp.(b)	420,527

		13,728,942

	Utilities—1.7%
30,560	American States Water Co.	1,093,437
7,176	Artesian Resources Corp., Class A	159,810
42,948	California Water Service Group	1,117,936
13,840	Chesapeake Utilities Corp.	670,271
8,311	Connecticut Water Service, Inc.	308,920
14,019	Consolidated Water Co. Ltd. (Cayman Islands)	168,088
40,918	El Paso Electric Co.	1,548,337
62,602	Empire District Electric Co. (The)(c)	1,780,401
15,906	Genie Energy Ltd., Class B(b)	115,318
34,967	Laclede Group, Inc. (The)	1,775,275
31,830	MGE Energy, Inc.	1,415,480
16,726	Middlesex Water Co.	377,171
41,407	Northwest Natural Gas Co.	1,943,230
6,638	NRG Yield, Inc., Class A	331,701
13,720	Ormat Technologies, Inc.	397,194
40,536	Otter Tail Corp.	1,256,616
6,567	Pattern Energy Group, Inc., Class A	188,998
14,072	SJW Corp.	449,741
28,450	South Jersey Industries, Inc.	1,668,308
18,096	Unitil Corp.	630,465
9,316	York Water Co. (The)	204,766

		17,601,463

	Total Common Stocks and Other Equity Interests (Cost $887,944,243)	1,019,811,808

	Warrants—0.0%
	Energy—0.0%
4,742	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund—0.0%
472,367	Invesco Premier Portfolio—Institutional Class(d) (Cost $472,367)	472,367

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $888,416,610)—100.0%	1,020,284,175

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.3%
53,725,656	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $53,725,656)	$53,725,656

	Total Investments (Cost $942,142,266)—105.3%	1,074,009,831
	Other assets less liabilities—(5.3)%	(53,834,167)

	Net Assets—100.0%	$1,020,175,664

Investment Abbreviations:

NVTG—Non-voting Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$52,554,319	$(52,554,319)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Assets:
Unaffiliated investments, at value(a)	$24,579,629	$191,380,253	$4,117,854,256	$1,019,811,808
Affiliated investments, at value	48,019	85,353	34,908,097	54,198,023

Total investments, at value	24,627,648	191,465,606	4,152,762,353	1,074,009,831
Receivables:
Dividends	7,404	81,287	4,886,617	415,743
Foreign tax reclaims	184	—	2,074	709
Investments sold	—	42,067	962,376	—
Securities lending	—	—	54,518	125,159
Shares sold	—	—	40,174,597	9,702,133
Other assets	2,953	5,749	8,082	1,565

Total Assets	24,638,189	191,594,709	4,198,850,617	1,084,255,140

Liabilities:
Due to custodian	296	—	1,767,268	14,365
Payables:
Shares repurchased	—	—	40,077,182	—
Investments purchased	—	—	—	9,648,761
Collateral upon return of securities loaned	—	—	31,064,642	53,725,656
Accrued advisory fees	1,641	76,310	884,139	210,863
Accrued trustees’ and officer’s fees	13,021	25,959	80,040	30,503
Accrued expenses	41,739	78,576	1,536,948	449,328

Total Liabilities	56,697	180,845	75,410,219	64,079,476

Net Assets	$24,581,492	$191,413,864	$4,123,440,398	$1,020,175,664

Net Assets Consist of:
Shares of beneficial interest	$99,327,484	$536,277,242	$3,497,291,497	$907,316,694
Undistributed net investment income (loss)	(36,227)	(20,108)	8,886,821	1,515,280
Undistributed net realized gain (loss)	(76,749,235)	(345,418,799)	(176,942,795)	(20,523,875)
Net unrealized appreciation	2,039,470	575,529	794,204,875	131,867,565

Net Assets	$24,581,492	$191,413,864	$4,123,440,398	$1,020,175,664

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	2,650,000	45,950,000	10,300,000
Net asset value	$70.23	$72.23	$89.74	$99.05

Market price	$70.22	$72.20	$89.76	$99.11

Unaffiliated investments, at cost	$22,540,159	$190,804,724	$3,324,327,244	$887,944,243

Affiliated investments, at cost	$48,019	$85,353	$34,230,234	$54,198,023

Total investments, at cost	$22,588,178	$190,890,077	$3,358,557,478	$942,142,266

(a) Includes securities on loan with an aggregate value of	$—	$—	$30,515,393	$52,554,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations

For the six months ended October 31, 2014

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Investment Income:
Unaffiliated dividend income	$48,937	$1,281,095	$41,270,038	$6,685,134
Affiliated dividend income	4	9	74,875	24
Securities lending income	—	—	335,883	802,574
Foreign withholding tax	(99)	—	(2,868)	(5,680)

Total Income	48,842	1,281,104	41,677,928	7,482,052

Expenses:
Advisory fees	60,050	475,086	5,342,068	1,433,003
Accounting & administration fees	18,467	18,693	330,105	97,422
Professional fees	14,123	14,159	41,028	19,949
Sub-licensing	6,084	28,505	1,657,883	444,726
Custodian & transfer agent fees	4,951	4,731	36,442	20,239
Trustees’ and officer’s fees	3,923	5,467	35,589	12,691
Other expenses	7,694	11,280	55,845	28,098

Total Expenses	115,292	557,921	7,498,960	2,056,128

Less: Waivers	(43,274)	(101)	(310,682)	(129,248)

Net Expenses	72,018	557,820	7,188,278	1,926,880

Net Investment Income (Loss)	(23,176)	723,284	34,489,650	5,555,172

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,207,518)	(8,310,266)	655,837	1,805,612
In-kind redemptions	(50,554)	20,313,708	6,675,447	11,832,373
Foreign currencies	—	—	—	(1,288)

Net realized gain (loss)	(2,258,072)	12,003,442	7,331,284	13,636,697

Change in net unrealized appreciation (depreciation) on:
Investment securities	4,265,348	(5,715,663)	175,181,056	13,779,572
Foreign currencies	—	—	—	(938)

Net change in unrealized appreciation (depreciation)	4,265,348	(5,715,663)	175,181,056	13,778,634

Net realized and unrealized gain	2,007,276	6,287,779	182,512,340	27,415,331

Net increase in net assets resulting from operations	$1,984,100	$7,011,063	$217,001,990	$32,970,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

(This Page Intentionally Left Blank)

Statements of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)		PowerShares Dynamic Market Portfolio (PWC)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(23,176)	$81,140	$723,284	$1,507,145
Net realized gain (loss)	(2,258,072)	7,845,444	12,003,442	42,915,167
Net change in unrealized appreciation (depreciation)	4,265,348	(5,108,462)	(5,715,663)	(7,584,688)

Net increase in net assets resulting from operations	1,984,100	2,818,122	7,011,063	36,837,624

Distributions to Shareholders from:
Net investment income	—	(102,874)	(977,311)	(1,443,855)

Shareholder Transactions:
Proceeds from shares sold	3,332,048	38,073,218	266,091,061	310,118,300
Value of shares repurchased	(6,468,984)	(37,214,086)	(266,929,760)	(299,950,822)

Net increase (decrease) in net assets resulting from shares transactions	(3,136,936)	859,132	(838,699)	10,167,478

Increase (Decrease) in Net Assets	(1,152,836)	3,574,380	5,195,053	45,561,247

Net Assets:
Beginning of period	25,734,328	22,159,948	186,218,811	140,657,564

End of period	$24,581,492	$25,734,328	$191,413,864	$186,218,811

Undistributed net investment income (loss) at end of period	$(36,227)	$(13,051)	$(20,108)	$233,919

Changes in Shares Outstanding:
Shares sold	50,000	600,000	3,650,000	4,900,000
Shares repurchased	(100,000)	(600,000)	(3,650,000)	(4,750,000)
Shares outstanding, beginning of period	400,000	400,000	2,650,000	2,500,000

Shares outstanding, end of period	350,000	400,000	2,650,000	2,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$34,489,650	$45,938,852	$5,555,172	$8,550,955
7,331,284	119,763,331	13,636,697	79,175,946
175,181,056	316,724,319	13,778,634	69,309,882

217,001,990	482,426,502	32,970,503	157,036,783

(32,968,148)	(42,658,537)	(5,968,065)	(7,637,848)

651,056,116	1,350,714,852	72,529,207	443,192,650
(17,346,016)	(263,236,412)	(38,086,976)	(197,623,306)

633,710,100	1,087,478,440	34,442,231	245,569,344

817,743,942	1,527,246,405	61,444,669	394,968,279

3,305,696,456	1,778,450,051	958,730,995	563,762,716

$4,123,440,398	$3,305,696,456	$1,020,175,664	$958,730,995

$8,886,821	$7,365,319	$1,515,280	$1,928,173

7,450,000	17,000,000	750,000	4,700,000
(200,000)	(3,200,000)	(400,000)	(2,000,000)
38,700,000	24,900,000	9,950,000	7,250,000

45,950,000	38,700,000	10,300,000	9,950,000

37

Financial Highlights

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$64.34		$55.40		$51.32		$53.76	$45.15	$32.83
Net investment income (loss)(a)	(0.07)		0.21		0.71	(b)	0.10	0.07	0.01
Net realized and unrealized gain (loss) on investments	5.96		9.00		4.18		(2.50)	8.65	12.36
Total from investment operations	5.89		9.21		4.89		(2.40)	8.72	12.37
Distributions to shareholders from:
Net investment income	—		(0.27)		(0.81)		(0.04)	(0.11)	(0.05)
Net asset value at end of period	$70.23		$64.34		$55.40		$51.32	$53.76	$45.15
Market price at end of period(c)	$70.22		$64.32		$55.32		$51.30	$53.75	$45.15
Net Asset Value Total Return(d)	9.15%		16.64%		9.75%		(4.46)%	19.34%	37.73%
Market Price Total Return(d)	9.17%		16.77%		9.63%		(4.48)%	19.31%	37.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,581		$25,734		$22,160		$28,224	$40,321	$40,635
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60	%(f)	0.60%		0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.96	%(e)	0.91	%(f)	0.95%		0.93%	0.91%	0.85%
Net investment income (loss), after Waivers	(0.19	)%(e)	0.32%		1.42	%(b)	0.22%	0.15%	0.01%
Portfolio turnover rate(g)	92%		296%		118%		99%	75%	90%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.43 and 0.87%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Dynamic Market Portfolio (PWC)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$70.27		$56.26	$46.78	$48.26	$40.38	$31.42
Net investment income(a)	0.27		0.60	0.82	0.44	0.57	0.33
Net realized and unrealized gain (loss) on investments	2.05		13.99	9.51	(1.52)	7.94	8.97
Total from investment operations	2.32		14.59	10.33	(1.08)	8.51	9.30
Distributions to shareholders from:
Net investment income	(0.36)		(0.58)	(0.85)	(0.40)	(0.63)	(0.34)
Net asset value at end of period	$72.23		$70.27	$56.26	$46.78	$48.26	$40.38
Market price at end of period(b)	$72.20		$70.27	$56.23	$46.75	$48.24	$40.38
Net Asset Value Total Return(c)	3.30%		26.09%	22.39%	(2.12)%	21.34%	29.75%
Market Price Total Return(c)	3.26%		26.15%	22.40%	(2.14)%	21.29%	29.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$191,414		$186,219	$140,658	$128,644	$188,207	$230,151
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.59	%(d)	0.60%	0.60%	0.62%	0.64%	0.60%
Net investment income, after Waivers	0.76	%(d)	0.94%	1.68%	1.00%	1.38%	0.92%
Portfolio turnover rate(e)	123%		244%	166%	133%	107%	98%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$85.42		$71.42	$59.73	$60.72	$52.93	$34.78
Net investment income(a)	0.83		1.45	1.31	1.12	1.07	0.62
Net realized and unrealized gain (loss) on investments	4.28		13.89	11.66	(0.99)	7.63	18.21
Total from investment operations	5.11		15.34	12.97	0.13	8.70	18.83
Distributions to shareholders from:
Net investment income	(0.79)		(1.34)	(1.28)	(1.12)	(0.91)	(0.68)
Net asset value at end of period	$89.74		$85.42	$71.42	$59.73	$60.72	$52.93
Market price at end of period(b)	$89.76		$85.37	$71.42	$59.72	$60.71	$52.96
Net Asset Value Total Return(c)	5.99%		21.68%	22.06%	0.41%	16.72%	54.57%
Market Price Total Return(c)	6.08%		21.61%	22.09%	0.41%	16.63%	54.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,123,440		$3,305,696	$1,778,450	$1,388,661	$1,208,246	$648,428
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.43%	0.43%	0.44%	0.45%
Net investment income, after Waivers	1.87	%(d)	1.84%	2.10%	2.00%	2.01%	1.38%
Portfolio turnover rate(e)	1%		12%	13%	6%	9%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$96.35		$77.76	$66.71	$70.66	$59.82	$34.96
Net investment income(a)	0.55		0.98	1.13	0.73	0.50	0.32
Net realized and unrealized gain (loss) on investments	2.74		18.52	11.08	(4.04)	10.80	24.88
Total from investment operations	3.29		19.50	12.21	(3.31)	11.30	25.20
Distributions to shareholders from:
Net investment income	(0.59)		(0.91)	(1.16)	(0.64)	(0.46)	(0.34)
Net asset value at end of period	$99.05		$96.35	$77.76	$66.71	$70.66	$59.82
Market price at end of period(b)	$99.11		$96.38	$77.67	$66.72	$70.64	$59.79
Net Asset Value Total Return(c)	3.42%		25.22%	18.56%	(4.60)%	19.04%	72.38	%(d)
Market Price Total Return(c)	3.45%		25.40%	18.41%	(4.56)%	19.06%	72.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,020,176		$958,731	$563,763	$463,645	$409,826	$284,135
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.42	%(e)	0.42%	0.43%	0.44%	0.46%	0.51%
Net investment income, after Waivers	1.12	%(e)	1.08%	1.64%	1.17%	0.82%	0.67%
Portfolio turnover rate(f)	2%		31%	30%	15%	19%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2014, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	“DWA NASDAQ Momentum Portfolio”
PowerShares Dynamic Market Portfolio (PWC)	“Dynamic Market Portfolio”
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	“FTSE RAFI US 1000 Portfolio”
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	“FTSE RAFI US 1500 Small-Mid Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE RAFI US 1500 Small-Mid Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA NASDAQ Momentum Portfolio	Dorsey Wright NASDAQ Technical LeadersTM Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over

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numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. DWA NASDAQ Momentum Portfolio employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small and Medium Capitalization Company Risk. For FTSE RAFI US 1500 Small-Mid Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

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F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-month period ended October 31, 2014, FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each of DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. Each of FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust on behalf of each Fund. For the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2015. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the DWA NASDAQ Momentum Portfolio and the Dynamic Market Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2015. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2015. The Expense Agreement cannot be terminated during its term.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended October 31, 2014, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA NASDAQ Momentum Portfolio	$43,274
Dynamic Market Portfolio	101
FTSE RAFI US 1000 Portfolio	310,682
FTSE RAFI US 1500 Small-Mid Portfolio	129,248

For FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio, the expenses borne by the Adviser are not subject to recapture.

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For the following Funds, the amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2014 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/15	4/30/16	4/30/17	10/31/17
FTSE RAFI US 1000 Portfolio	$1,667,961	$201,557	$519,689	$637,211	$309,504
FTSE RAFI US 1500 Small-Mid Portfolio	684,986	70,292	211,738	273,970	128,986

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA NASDAQ Momentum Portfolio	Dorsey Wright & Associates, Inc.
Dynamic Market Portfolio	NYSE Arca, Inc.
FTSE RAFI US 1000 Portfolio	FTSE International Ltd.
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in, and earnings from, its investments in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2014.

FTSE RAFI US 1000 Portfolio

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2014	Dividend Income
Invesco Ltd.	$2,251,609	$492,131	$(13,104)	$360,632	$5,820	$3,097,088	$33,779
Invesco Mortgage Capital, Inc. REIT	628,892	127,910	(3,091)	(7,528)	184	746,367	41,009

Total Investments in Affiliates	$2,880,501	$620,041	$(16,195)	$353,104	$6,004	$3,843,455	$74,788

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period),

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unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1000 Portfolio
Equity Securities	$4,152,590,171	$—	$172,182	$4,152,762,353

FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,074,009,831	$0	$—	$1,074,009,831

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of April 30, 2014, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized	Expired
DWA NASDAQ Momentum Portfolio	$21,767,708	$11,353,752	$15,764,010	$14,947,690	$3,683,431	$6,964,855	$—	$74,481,446	$1,207,581	$5,449,844
Dynamic Market Portfolio	65,552,628	39,899,556	96,635,542	104,214,879	15,461,574	35,227,451	167,125	357,158,755	179,727	13,686,812
FTSE RAFI US 1000 Portfolio	44,432	1,148,192	44,806,580	49,808,238	38,490,195	—	6,179,055	140,476,692	—	—
FTSE RAFI US 1500 Small-Mid Portfolio	5,818	128,460	8,229,508	5,168,127	2,475,894	—	44,504	16,052,311	1,644,991	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA NASDAQ Momentum Portfolio	$22,723,919	$22,754,025
Dynamic Market Portfolio	234,472,769	237,215,153
FTSE RAFI US 1000 Portfolio	43,538,185	40,491,795
FTSE RAFI US 1500 Small-Mid Portfolio	24,092,996	22,547,771

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For the six-month period ended October 31, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA NASDAQ Momentum Portfolio	$3,336,776	$6,474,813
Dynamic Market Portfolio	265,809,887	264,122,078
FTSE RAFI US 1000 Portfolio	649,105,262	17,316,646
FTSE RAFI US 1500 Small-Mid Portfolio	72,114,573	37,885,123

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA NASDAQ Momentum Portfolio	$22,597,895	$2,029,753	$2,326,987	$(297,234)
Dynamic Market Portfolio	191,153,563	312,043	8,803,849	(8,491,806)
FTSE RAFI US 1000 Portfolio	3,401,522,767	751,239,586	835,704,061	(84,464,475)
FTSE RAFI US 1500 Small-Mid Portfolio	957,849,657	116,160,174	190,336,859	(74,176,685)

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and Officer of the Funds. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)
Actual	$1,000.00	$1,091.51	0.60%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares Dynamic Market Portfolio (PWC)
Actual	1,000.00	1,033.03	0.59	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
PowerShares FTSE RAFI US 1000 Portfolio (PRF)
Actual	1,000.00	1,059.92	0.39	2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Actual	1,000.00	1,034.08	0.39	2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

47

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(This Page Intentionally Left Blank)

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-2
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2014

2014 Semi-Annual Report to Shareholders

PWB	PowerShares Dynamic Large Cap Growth Portfolio

PWV	PowerShares Dynamic Large Cap Value Portfolio

PXLC	PowerShares Fundamental Pure Large Core Portfolio

PXLG	PowerShares Fundamental Pure Large Growth Portfolio

PXLV	PowerShares Fundamental Pure Large Value Portfolio

PXMC	PowerShares Fundamental Pure Mid Core Portfolio

PXMG	PowerShares Fundamental Pure Mid Growth Portfolio

PXMV	PowerShares Fundamental Pure Mid Value Portfolio

PXSC	PowerShares Fundamental Pure Small Core Portfolio

PXSG	PowerShares Fundamental Pure Small Growth Portfolio

PXSV	PowerShares Fundamental Pure Small Value Portfolio

PZI	PowerShares Zacks Micro Cap Portfolio

2

Portfolio Composition

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Information Technology	23.5
Consumer Discretionary	22.4
Health Care	14.7
Industrials	10.8
Financials	7.7
Consumer Staples	7.7
Energy	7.7
Materials	4.1
Telecommunication Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—22.4%
5,755	Chipotle Mexican Grill, Inc.(b)	$3,671,690
166,500	Comcast Corp., Class A	9,215,775
154,241	Hilton Worldwide Holdings, Inc.(b)	3,893,043
97,460	Home Depot, Inc. (The)	9,504,299
74,373	Lowe’s Cos., Inc.	4,254,135
56,273	Marriott International, Inc., Class A	4,262,680
116,010	NIKE, Inc., Class B	10,785,450
3,138	Priceline Group, Inc. (The)(b)	3,785,087
60,908	VF Corp.	4,122,253
101,386	Walt Disney Co. (The)	9,264,653

		62,759,065

	Consumer Staples—7.7%
42,148	Brown-Forman Corp., Class B	3,905,855
114,697	CVS Health Corp.	9,842,150
40,852	Mead Johnson Nutrition Co.	4,057,012
107,914	Mondelez International, Inc., Class A	3,805,048

		21,610,065

	Energy—7.7%
56,485	Baker Hughes, Inc.	2,991,445
64,391	Energy Transfer Equity LP	3,757,859
35,542	EOG Resources, Inc.	3,378,267
57,764	Halliburton Co.	3,185,107
83,112	Schlumberger Ltd.	8,199,830

		21,512,508

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—7.7%
66,394	Berkshire Hathaway, Inc., Class B(b)	$9,305,783
136,984	Charles Schwab Corp. (The)	3,927,331
48,137	McGraw Hill Financial, Inc.	4,355,436
41,738	Moody’s Corp.	4,141,662

		21,730,212

	Health Care—14.7%
17,206	Actavis PLC(b)	4,176,584
23,860	Allergan, Inc.	4,534,832
26,565	Biogen Idec, Inc.(b)	8,529,490
179,914	Bristol-Myers Squibb Co.	10,469,196
84,704	Gilead Sciences, Inc.(b)	9,486,848
20,025	McKesson Corp.	4,073,285

		41,270,235

	Industrials—10.8%
100,371	American Airlines Group, Inc.	4,150,341
26,915	Cummins, Inc.	3,934,435
26,409	FedEx Corp.	4,420,867
122,005	Southwest Airlines Co.	4,206,732
87,526	Tyco International Ltd.	3,757,491
93,625	United Parcel Service, Inc., Class B	9,822,199

		30,292,065

	Information Technology—23.5%
54,316	Adobe Systems, Inc.(b)	3,808,638
169,030	Applied Materials, Inc.	3,733,873
53,292	Automatic Data Processing, Inc.	4,358,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Large Cap Growth Portfolio (PWB) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
85,401	Cognizant Technology Solutions Corp., Class A(b)	$4,171,839
121,793	Facebook, Inc., Class A(b)	9,133,257
15,648	Google, Inc., Class A(b)	8,886,030
120,203	MasterCard, Inc., Class A	10,067,001
119,797	Micron Technology, Inc.(b)	3,964,083
39,868	SanDisk Corp.	3,753,173
62,307	TE Connectivity Ltd. (Switzerland)	3,808,827
42,880	Visa, Inc., Class A	10,352,518

		66,037,459

	Materials—4.1%
34,013	Ecolab, Inc.	3,783,266
29,688	Praxair, Inc.	3,740,391
17,906	Sherwin-Williams Co. (The)	4,110,501

		11,634,158

	Telecommunication Services—1.4%
129,835	T-Mobile US, Inc.(b)	3,789,884

	Total Common Stocks and Other Equity Interests (Cost $250,174,966)	280,635,651

	Money Market Fund—0.1%
296,427	Invesco Premier Portfolio—Institutional Class(c) (Cost $296,427)	296,427

	Total Investments (Cost $250,471,393)—100.1%	280,932,078
	Other assets less liabilities—(0.1%)	(217,813)

	Net Assets—100.0%	$280,714,265

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares Dynamic Large Cap Value Portfolio (PWV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	18.7
Information Technology	18.3
Energy	16.0
Health Care	14.4
Industrials	9.5
Consumer Staples	7.9
Telecommunication Services	6.8
Utilities	3.1
Consumer Discretionary	2.8
Materials	2.5
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—2.8%
155,773	DIRECTV(b)	$13,519,539
216,190	Macy’s, Inc.	12,500,106

		26,019,645

	Consumer Staples—7.9%
270,086	Archer-Daniels-Midland Co.	12,694,042
264,156	Kroger Co. (The)	14,716,131
225,574	Lorillard, Inc.	13,872,801
416,187	Wal-Mart Stores, Inc.	31,742,582

		73,025,556

	Energy—16.0%
242,733	Chevron Corp.	29,115,823
386,877	ConocoPhillips	27,913,176
315,929	Exxon Mobil Corp.	30,553,494
133,203	Hess Corp.	11,296,946
323,022	Marathon Oil Corp.	11,434,979
147,968	Marathon Petroleum Corp.	13,450,291
154,752	Phillips 66	12,148,032
248,738	Valero Energy Corp.	12,459,286

		148,372,027

	Financials—18.7%
126,652	ACE Ltd.	13,843,064
219,003	Allstate Corp. (The)	14,202,344
240,217	American International Group, Inc.	12,868,425
164,108	Capital One Financial Corp.	13,583,219
215,914	Discover Financial Services	13,770,995
528,547	JPMorgan Chase & Co.	31,966,523

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
246,013	MetLife, Inc.	$13,343,745
150,133	Prudential Financial, Inc.	13,292,776
142,184	Travelers Cos., Inc. (The)	14,332,147
610,848	Wells Fargo & Co.	32,429,920

		173,633,158

	Health Care—14.4%
163,964	Aetna, Inc.	13,528,669
114,932	Becton, Dickinson and Co.	14,791,748
182,152	Express Scripts Holding Co.(b)	13,992,917
104,602	Humana, Inc.	14,523,988
522,745	Merck & Co., Inc.	30,287,845
1,069,144	Pfizer, Inc.	32,020,863
115,584	WellPoint, Inc.	14,643,337

		133,789,367

	Industrials—9.5%
123,472	Caterpillar, Inc.	12,521,296
109,262	General Dynamics Corp.	15,270,457
1,209,473	General Electric Co.	31,216,498
77,397	Lockheed Martin Corp.	14,749,546
105,858	Northrop Grumman Corp.	14,604,170

		88,361,967

	Information Technology—18.3%
1,257,388	Cisco Systems, Inc.	30,768,284
645,570	Corning, Inc.	13,188,995
354,384	Hewlett-Packard Co.	12,715,298
899,834	Intel Corp.	30,603,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Large Cap Value Portfolio (PWV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
163,398	International Business Machines Corp.	$26,862,631
756,608	Oracle Corp.	29,545,543
215,191	Seagate Technology PLC	13,520,451
130,735	Western Digital Corp.	12,860,402

		170,064,958

	Materials—2.5%
251,480	Dow Chemical Co. (The)	12,423,112
117,767	LyondellBasell Industries NV, Class A	10,790,990

		23,214,102

	Telecommunication Services—6.8%
898,803	AT&T, Inc.	31,314,297
630,714	Verizon Communications, Inc.	31,693,378

		63,007,675

	Utilities—3.1%
250,774	American Electric Power Co., Inc.	14,630,155
227,705	Edison International	14,249,779

		28,879,934

	Total Investments (Cost $827,054,907)—100.0%	928,368,389
	Other assets less liabilities—0.0%	(201,263)

	Net Assets—100.0%	$928,167,126

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	17.0
Health Care	16.4
Industrials	16.3
Consumer Staples	13.7
Consumer Discretionary	12.8
Information Technology	10.3
Energy	5.7
Utilities	4.0
Materials	3.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.8%
3,135	CBS Corp., Class B	$169,980
4,049	DIRECTV(b)	351,413
53,527	Ford Motor Co.	754,195
23,639	General Motors Co.	742,265
10,485	Home Depot, Inc. (The)	1,022,497
6,550	Johnson Controls, Inc.	309,488
3,387	L Brands, Inc.	244,270
8,202	McDonald’s Corp.	768,773
2,122	Omnicom Group, Inc.	152,487
2,330	Time Warner Cable, Inc.	342,999
11,510	Twenty-First Century Fox, Inc., Class A	396,865

		5,255,232

	Consumer Staples—13.7%
12,920	Archer-Daniels-Midland Co.	607,240
5,422	Colgate-Palmolive Co.	362,623
12,651	CVS Health Corp.	1,085,582
5,963	General Mills, Inc.	309,838
3,684	Lorillard, Inc.	226,566
13,784	PepsiCo, Inc.	1,325,607
13,413	Philip Morris International, Inc.	1,193,891
8,025	Walgreen Co.	515,366

		5,626,713

	Energy—5.7%
4,024	Anadarko Petroleum Corp.	369,323
5,049	Apache Corp.	389,783
4,157	Marathon Petroleum Corp.	377,871

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
7,982	Occidental Petroleum Corp.	$709,839
6,346	Spectra Energy Corp.	248,319
4,875	Williams Cos., Inc. (The)	270,611

		2,365,746

	Financials—17.0%
3,447	ACE Ltd.	376,757
5,205	Aflac, Inc.	310,895
6,603	American Express Co.	593,940
27,918	Annaly Capital Management, Inc. REIT	318,544
17,381	Berkshire Hathaway, Inc., Class B(b)	2,436,121
7,427	Capital One Financial Corp.	614,733
3,984	Marsh & McLennan Cos., Inc.	216,610
6,190	PNC Financial Services Group, Inc. (The)	534,754
6,748	Prudential Financial, Inc.	597,468
3,745	State Street Corp.	282,598
17,055	U.S. Bancorp	726,543

		7,008,963

	Health Care—16.4%
5,828	AbbVie, Inc.	369,845
4,106	Aetna, Inc.	338,786
5,037	AmerisourceBergen Corp.	430,210
4,094	Baxter International, Inc.	287,153
12,325	Bristol-Myers Squibb Co.	717,192
22,131	Johnson & Johnson	2,385,279
3,184	McKesson Corp.	647,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Fundamental Pure Large Core Portfolio (PXLC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
8,150	Medtronic, Inc.	$555,504
10,812	UnitedHealth Group, Inc.	1,027,248

		6,758,875

	Industrials—16.3%
4,670	3M Co.	718,106
4,960	Boeing Co. (The)	619,554
6,762	Caterpillar, Inc.	685,734
9,250	CSX Corp.	329,578
3,901	Deere & Co.	333,692
6,641	Emerson Electric Co.	425,422
2,723	FedEx Corp.	455,830
4,950	Honeywell International, Inc.	475,794
3,640	Illinois Tool Works, Inc.	331,422
2,404	Lockheed Martin Corp.	458,130
2,937	Norfolk Southern Corp.	324,950
2,912	PACCAR, Inc.	190,212
5,539	United Parcel Service, Inc., Class B	581,096
7,179	United Technologies Corp.	768,153

		6,697,673

	Information Technology—10.3%
60,517	Intel Corp.	2,058,183
8,515	International Business Machines Corp.	1,399,866
6,333	Micron Technology, Inc.(b)	209,559
7,088	Texas Instruments, Inc.	351,990
4,576	Yahoo!, Inc.(b)	210,725

		4,230,323

	Materials—3.8%
1,678	Air Products & Chemicals, Inc.	225,959
8,116	E.I. du Pont de Nemours & Co.	561,221
3,826	Mosaic Co. (The)	169,530
11,099	Newmont Mining Corp.	208,217
917	PPG Industries, Inc.	186,784
1,848	Praxair, Inc.	232,830

		1,584,541

	Utilities—4.0%
12,106	AES Corp. (The)	170,331
8,943	Duke Energy Corp.	734,667
4,344	NextEra Energy, Inc.	435,356
8,653	PPL Corp.	302,769

		1,643,123

	Total Common Stocks and Other Equity Interests (Cost $34,017,473)	41,171,189

	Money Market Fund—0.1%
36,030	Invesco Premier Portfolio—Institutional Class(c) (Cost $36,030)	36,030

	Total Investments (Cost $34,053,503)—100.1%	41,207,219
	Other assets less liabilities—(0.1%)	(22,732)

	Net Assets—100.0%	$41,184,487

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Information Technology	36.2
Health Care	14.5
Financials	11.8
Consumer Discretionary	10.8
Energy	10.3
Consumer Staples	7.7
Industrials	3.8
Materials	2.8
Telecommunication Services	2.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—10.8%
3,394	Amazon.com, Inc.(b)	$1,036,731
88,566	Comcast Corp., Class A	4,902,128
15,752	NIKE, Inc., Class B	1,464,463
15,490	TJX Cos., Inc. (The)	980,827
10,618	Viacom, Inc., Class B	771,716
38,597	Walt Disney Co. (The)	3,526,994
11,990	Yum! Brands, Inc.	861,242

		13,544,101

	Consumer Staples—7.7%
143,211	Coca-Cola Co. (The)	5,997,676
20,783	Costco Wholesale Corp.	2,771,829
15,342	Kraft Foods Group, Inc.	864,522

		9,634,027

	Energy—10.3%
20,149	Baker Hughes, Inc.	1,067,091
11,200	EOG Resources, Inc.	1,064,560
27,424	Halliburton Co.	1,512,159
26,192	Kinder Morgan, Inc.	1,013,630
17,795	National Oilwell Varco, Inc.	1,292,629
41,329	Phillips 66	3,244,327
37,520	Schlumberger Ltd.	3,701,723

		12,896,119

	Financials—11.8%
3,586	BlackRock, Inc., Class A	1,223,220
15,567	CME Group, Inc., Class A	1,304,670
15,288	Discover Financial Services	975,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
6,599	Simon Property Group, Inc. REIT	$1,182,607
3,302	Washington Prime Group, Inc. REIT	58,214
189,295	Wells Fargo & Co.	10,049,672

		14,793,452

	Health Care—14.5%
14,041	Amgen, Inc.	2,277,169
11,571	Cigna Corp.	1,152,125
15,040	Covidien PLC	1,390,298
30,665	Express Scripts Holding Co.(b)	2,355,685
12,876	Gilead Sciences, Inc.(b)	1,442,112
10,922	Humana, Inc.	1,516,520
123,932	Merck & Co., Inc.	7,180,620
7,260	Thermo Fisher Scientific, Inc.	853,558

		18,168,087

	Industrials—3.8%
5,480	Cummins, Inc.	801,067
12,844	Danaher Corp.	1,032,658
4,455	NOW, Inc.(b)	133,917
24,374	Union Pacific Corp.	2,838,352

		4,805,994

	Information Technology—36.2%
16,575	Accenture PLC, Class A	1,344,564
104,076	Apple, Inc.	11,240,208
13,607	Automatic Data Processing, Inc.	1,112,780
4,535	CDK Global, Inc.(b)	152,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Fundamental Pure Large Growth Portfolio (PXLG) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
165,806	Cisco Systems, Inc.	$4,057,273
64,786	Corning, Inc.	1,323,578
24,571	eBay, Inc.(b)	1,289,978
71,827	EMC Corp.	2,063,590
3,562	Google, Inc., Class A(b)	2,022,753
3,562	Google, Inc., Class C(b)	1,991,443
243,232	Microsoft Corp.	11,419,742
82,796	Oracle Corp.	3,233,184
35,269	QUALCOMM, Inc.	2,768,969
5,805	Visa, Inc., Class A	1,401,501

		45,421,939

	Materials—2.8%
23,163	LyondellBasell Industries NV, Class A	2,122,426
12,369	Monsanto Co.	1,422,930

		3,545,356

	Telecommunication Services—2.0%
62,530	CenturyLink, Inc.	2,593,744

	Total Common Stocks and Other Equity Interests (Cost $99,441,038)	125,402,819

	Money Market Fund—0.1%
130,788	Invesco Premier Portfolio—Institutional Class(c) (Cost $130,788)	130,788

	Total Investments (Cost $99,571,826)—100.0%	125,533,607
	Other assets less liabilities—0.0%	(50,833)

	Net Assets—100.0%	$125,482,774

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	24.5
Energy	19.8
Consumer Staples	12.4
Telecommunication Services	9.0
Health Care	8.7
Utilities	8.0
Industrials	7.2
Consumer Discretionary	4.7
Materials	2.9
Information Technology	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—4.7%
5,451	Best Buy Co., Inc.	$186,097
3,044	Carnival Corp.	122,217
1,710	Kohl’s Corp.	92,716
5,568	Lowe’s Cos., Inc.	318,490
2,354	Macy’s, Inc.	136,108
8,917	Staples, Inc.	113,067
6,002	Target Corp.	371,044
4,549	Time Warner, Inc.	361,509
568	Time, Inc.(b)	12,831

		1,714,079

	Consumer Staples—12.4%
11,511	Altria Group, Inc.	556,442
2,033	Bunge Ltd.	180,225
3,291	ConAgra Foods, Inc.	113,046
1,860	Kellogg Co.	118,966
1,777	Kimberly-Clark Corp.	203,058
6,382	Kroger Co. (The)	355,541
12,655	Mondelez International, Inc., Class A	446,215
13,600	Procter & Gamble Co. (The)	1,186,872
2,020	Reynolds American, Inc.	127,078
4,109	Safeway, Inc.	143,240
4,850	Sysco Corp.	186,919
12,415	Wal-Mart Stores, Inc.	946,892

		4,564,494

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—19.8%
4,607	Chesapeake Energy Corp.	$102,183
16,987	Chevron Corp.	2,037,591
14,724	ConocoPhillips	1,062,337
2,703	Devon Energy Corp.	162,180
30,445	Exxon Mobil Corp.	2,944,336
2,535	Hess Corp.	214,993
7,969	Marathon Oil Corp.	282,103
2,301	Murphy Oil Corp.	122,850
329	Seventy Seven Energy, Inc.(b)	4,300
6,901	Valero Energy Corp.	345,671

		7,278,544

	Financials—24.5%
3,562	Allstate Corp. (The)	230,996
9,715	American International Group, Inc.	520,433
99,002	Bank of America Corp.	1,698,874
7,724	Bank of New York Mellon Corp. (The)	299,073
4,908	BB&T Corp.	185,915
1,748	Chubb Corp. (The)	173,681
23,447	Citigroup, Inc.	1,255,118
5,253	Fifth Third Bancorp	105,007
5,732	Genworth Financial, Inc., Class A(b)	80,191
2,899	Goldman Sachs Group, Inc. (The)	550,781
4,946	Hartford Financial Services Group, Inc. (The)	195,763
28,593	JPMorgan Chase & Co.	1,729,305
6,569	KeyCorp	86,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Fundamental Pure Large Value Portfolio (PXLV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,849	Lincoln National Corp.	$101,251
2,614	Loews Corp.	113,970
6,766	MetLife, Inc.	366,988
9,537	Morgan Stanley	333,318
3,977	Progressive Corp. (The)	105,033
10,693	Regions Financial Corp.	106,181
4,191	SunTrust Banks, Inc.	164,036
3,543	Travelers Cos., Inc. (The)	357,134
6,859	Weyerhaeuser Co. REIT	232,246

		8,992,005

	Health Care—8.7%
12,483	Abbott Laboratories	544,134
3,808	Cardinal Health, Inc.	298,852
5,978	Eli Lilly & Co.	396,521
4,886	HCA Holdings, Inc.(b)	342,264
40,292	Pfizer, Inc.	1,206,745
3,268	WellPoint, Inc.	414,023

		3,202,539

	Industrials—7.2%
1,807	General Dynamics Corp.	252,547
66,617	General Electric Co.	1,719,385
1,498	Northrop Grumman Corp.	206,664
1,707	Raytheon Co.	177,323
2,640	Tyco International Ltd.	113,335
55	Veritiv Corp.(b)	2,481
3,281	Waste Management, Inc.	160,408

		2,632,143

	Information Technology—2.7%
4,825	Applied Materials, Inc.	106,584
672	Blackhawk Network Holdings, Inc., Class B(b)	22,445
19,594	Hewlett-Packard Co.	703,033
11,196	Xerox Corp.	148,683

		980,745

	Materials—2.9%
12,177	Alcoa, Inc.	204,087
7,053	Dow Chemical Co. (The)	348,418
7,890	Freeport-McMoRan, Inc.	224,865
2,941	International Paper Co.	148,873
2,459	Nucor Corp.	132,934

		1,059,177

	Telecommunication Services—9.0%
57,814	AT&T, Inc.	2,014,240
26,034	Verizon Communications, Inc.	1,308,208

		3,322,448

	Utilities—8.0%
2,546	Ameren Corp.	107,797
4,102	American Electric Power Co., Inc.	239,311
3,510	CenterPoint Energy, Inc.	86,170
2,903	Consolidated Edison, Inc.	183,934
2,949	Dominion Resources, Inc.	210,264
1,421	DTE Energy Co.	116,749
2,665	Edison International	166,776
2,303	Entergy Corp.	193,498

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
10,666	Exelon Corp.	$390,269
6,046	FirstEnergy Corp.	225,758
4,193	PG&E Corp.	210,992
4,747	Public Service Enterprise Group, Inc.	196,098
1,201	Sempra Energy	132,110
7,005	Southern Co. (The)	324,752
4,159	Xcel Energy, Inc.	139,202

		2,923,680

	Total Common Stocks and Other Equity Interests (Cost $33,788,609)	36,669,854

	Money Market Fund—0.0%
8,458	Invesco Premier Portfolio—Institutional Class(c) (Cost $8,458)	8,458

	Total Investments (Cost $33,797,067)—99.9%	36,678,312
	Other assets less liabilities—0.1%	26,776

	Net Assets—100.0%	$36,705,088

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	25.0
Consumer Discretionary	15.5
Industrials	14.3
Information Technology	13.1
Health Care	10.4
Materials	6.4
Utilities	5.2
Consumer Staples	5.0
Energy	4.4
Telecommunication Services	0.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.5%
887	Advance Auto Parts, Inc.	$130,353
355	AutoZone, Inc.(b)	196,500
4,096	Bed Bath & Beyond, Inc.(b)	275,825
2,338	BorgWarner, Inc.	133,313
4,236	CarMax, Inc.(b)	236,835
2,720	Cinemark Holdings, Inc.	96,070
5,068	Dana Holding Corp.	103,691
3,617	DISH Network Corp., Class A(b)	230,222
4,809	Dollar General Corp.(b)	301,380
1,280	Expedia, Inc.	108,762
2,018	Family Dollar Stores, Inc.	157,989
1,373	Hanesbrands, Inc.	145,003
8,882	Interpublic Group of Cos., Inc. (The)	172,222
1,746	Jarden Corp.(b)	113,647
2,010	Lennar Corp., Class A	86,591
1,741	Murphy USA, Inc.(b)	99,759
3,199	Nordstrom, Inc.	232,279
1,856	PetSmart, Inc.	134,282
2,227	SeaWorld Entertainment, Inc.	42,847
2,388	Starwood Hotels & Resorts Worldwide, Inc.	183,064
1,431	Tiffany & Co.	137,548
4,524	VF Corp.	306,184
1,483	Williams-Sonoma, Inc.	96,439
2,001	Wyndham Worldwide Corp.	155,418

		3,876,223

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—5.0%
1,819	Brown-Forman Corp., Class B	$168,567
1,207	Casey’s General Stores, Inc.	98,817
1,398	Constellation Brands, Inc., Class A(b)	127,973
1,493	Energizer Holdings, Inc.	183,116
2,086	Hormel Foods Corp.	112,456
1,998	Ingredion, Inc.	154,346
2,619	J.M. Smucker Co. (The)	272,376
1,922	McCormick & Co., Inc.	135,924

		1,253,575

	Energy—4.4%
1,007	Cimarex Energy Co.	114,466
4,978	CONSOL Energy, Inc.	183,190
10,628	Denbury Resources, Inc.	131,787
1,322	Energen Corp.	89,499
4,714	LinnCo LLC	112,995
1,209	Oil States International, Inc.(b)	72,226
4,032	QEP Resources, Inc.	101,082
12,416	SandRidge Energy, Inc.(b)	48,422
4,902	Superior Energy Services, Inc.	123,285
912	Targa Resources Corp.	117,311

		1,094,263

	Financials—25.0%
1,307	Alexandria Real Estate Equities, Inc. REIT	108,481
297	Alleghany Corp.(b)	131,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Fundamental Pure Mid Core Portfolio (PXMC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
3,148	Ameriprise Financial, Inc.	$397,183
2,387	Arthur J. Gallagher & Co.	113,860
3,883	BioMed Realty Trust, Inc. REIT	84,339
2,072	Boston Properties, Inc. REIT	262,626
1,631	Camden Property Trust REIT	125,049
3,927	CBRE Group, Inc., Class A(b)	125,664
11,750	Charles Schwab Corp. (The)	336,872
8,536	E*TRADE Financial Corp.(b)	190,353
5,559	Equity Residential REIT	386,684
867	Federal Realty Investment Trust REIT	114,271
3,485	First American Financial Corp.	105,665
14,997	First Niagara Financial Group, Inc.	112,328
5,611	FNF Group	167,432
1,853	FNFV Group(b)	24,904
5,592	Franklin Resources, Inc.	310,971
10,591	General Growth Properties, Inc. REIT	274,413
4,603	Hatteras Financial Corp. REIT	87,641
7,765	Invesco Ltd.(c)	314,250
642	Jones Lang LaSalle, Inc.	86,805
1,418	LPL Financial Holdings, Inc.	58,691
2,531	Macerich Co. (The) REIT	178,435
196	Markel Corp.(b)	135,414
13,617	MFA Financial, Inc. REIT	114,110
2,743	NASDAQ OMX Group, Inc. (The)	118,662
10,764	Navient Corp.	212,912
1,658	Public Storage REIT	305,636
2,068	Raymond James Financial, Inc.	116,077
2,655	Rayonier, Inc. REIT	88,863
1,547	Reinsurance Group of America, Inc.	130,335
1,387	SL Green Realty Corp. REIT	160,476
10,704	SLM Corp.	102,223
4,909	UDR, Inc. REIT	148,399
3,360	Vornado Realty Trust REIT	367,853
3,914	Voya Financial, Inc.	153,624

		6,253,452

	Health Care—10.4%
2,228	Alere, Inc.(b)	89,053
3,076	Becton, Dickinson and Co.	395,881
835	C.R. Bard, Inc.	136,915
1,351	Centene Corp.(b)	125,197
5,341	Community Health Systems, Inc.(b)	293,595
3,466	DaVita HealthCare Partners, Inc.(b)	270,591
1,892	DENTSPLY International, Inc.	96,057
1,505	Henry Schein, Inc.(b)	180,645
4,591	Mylan, Inc.(b)	245,848
2,190	Omnicare, Inc.	145,832
4,057	Tenet Healthcare Corp.(b)	227,395
1,416	Universal Health Services, Inc., Class B	146,853
2,190	Zimmer Holdings, Inc.	243,616

		2,597,478

	Industrials—14.3%
2,814	Alaska Air Group, Inc.	149,789
733	Alliant Techsystems, Inc.	85,732
3,769	C.H. Robinson Worldwide, Inc.	260,852
1,054	Carlisle Cos., Inc.	93,680
2,422	Civeo Corp.	29,524
4,623	Delta Air Lines, Inc.	185,983

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
3,113	Dover Corp.	$247,297
1,805	EMCOR Group, Inc.	79,655
1,328	Equifax, Inc.	100,583
3,303	Expeditors International of Washington, Inc.	140,906
4,227	Fluor Corp.	280,419
2,247	Fortune Brands Home & Security, Inc.	97,183
788	Hubbell, Inc., Class B	89,367
921	Huntington Ingalls Industries, Inc.	97,460
3,833	Jacobs Engineering Group, Inc.(b)	181,876
2,550	Joy Global, Inc.	134,206
2,697	Parker Hannifin Corp.	342,600
4,500	Quanta Services, Inc.(b)	153,360
8,469	Republic Services, Inc.	325,210
1,652	Rockwell Automation, Inc.	185,602
927	Snap-on, Inc.	122,494
794	W.W. Grainger, Inc.	195,959

		3,579,737

	Information Technology—13.1%
334	Alliance Data Systems Corp.(b)	94,639
2,284	Amdocs Ltd.	108,581
4,408	Analog Devices, Inc.	218,725
1,656	Autodesk, Inc.(b)	95,286
9,466	Brocade Communications Systems, Inc.	101,570
5,888	CA, Inc.	171,105
2,969	Electronic Arts, Inc.(b)	121,640
3,544	Fiserv, Inc.(b)	246,237
2,310	Harris Corp.	160,776
8,073	Juniper Networks, Inc.	170,098
2,435	KLA-Tencor Corp.	192,730
3,024	Lam Research Corp.	235,449
3,372	Microchip Technology, Inc.	145,367
6,716	NVIDIA Corp.	131,231
8,875	ON Semiconductor Corp.(b)	73,574
5,733	Paychex, Inc.	269,107
3,327	SanDisk Corp.	313,204
2,066	Synopsys, Inc.(b)	84,665
11,789	Western Union Co. (The)	199,941
3,226	Xilinx, Inc.	143,493

		3,277,418

	Materials—6.4%
1,111	Airgas, Inc.	123,921
1,448	Albemarle Corp.	84,534
2,557	Celanese Corp., Series A	150,173
9,639	Cliffs Natural Resources, Inc.	108,246
2,278	Eastman Chemical Co.	184,017
7,439	Graphic Packaging Holding Co.(b)	90,235
1,044	International Flavors & Fragrances, Inc.	103,513
688	Martin Marietta Materials, Inc.	80,441
1,202	Packaging Corp. of America	86,640
886	Rayonier Advanced Materials, Inc.	25,277
1,232	Rockwood Holdings, Inc.	94,753
4,099	Sealed Air Corp.	148,589
910	Sherwin-Williams Co. (The)	208,900
1,171	Valspar Corp. (The)	96,209

		1,585,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Fundamental Pure Mid Core Portfolio (PXMC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services—0.7%
2,668	Level 3 Communications, Inc.(b)	$125,156
9,860	Sprint Corp.(b)	58,470

		183,626

	Utilities—5.2%
2,992	AGL Resources, Inc.	161,299
3,323	American Water Works Co., Inc.	177,348
7,242	Northeast Utilities	357,393
11,592	NRG Energy, Inc.	347,528
5,005	Wisconsin Energy Corp.	248,548

		1,292,116

	Total Common Stocks and Other Equity Interests (Cost $21,160,149)	24,993,336

	Money Market Fund—0.2%
59,787	Invesco Premier Portfolio—Institutional Class(d) (Cost $59,787)	59,787

	Total Investments (Cost $21,219,936)—100.2%	25,053,123
	Other assets less liabilities—(0.2%)	(53,440)

	Net Assets—100.0%	$24,999,683

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Portfolio Composition

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	24.3
Information Technology	17.6
Consumer Discretionary	12.5
Health Care	12.2
Energy	12.1
Industrials	11.1
Materials	5.7
Consumer Staples	4.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—12.5%
20,009	Coach, Inc.	$687,909
9,692	Dick’s Sporting Goods, Inc.	439,726
11,709	Discovery Communications, Inc., Class A(b)	413,913
11,709	Discovery Communications, Inc., Class C(b)	409,698
15,763	Dollar Tree, Inc.(b)	954,765
15,803	Las Vegas Sands Corp.	983,895
14,515	Lear Corp.	1,342,637
5,079	Liberty Media Corp., Class A(b)	243,894
10,171	Liberty Media Corp., Class C(b)	487,496
16,193	LKQ Corp.(b)	462,634
5,409	O’Reilly Automotive, Inc.(b)	951,335
5,172	PVH Corp.	591,418
4,201	Ralph Lauren Corp., Class A	692,493
14,162	Ross Stores, Inc.	1,143,157
6,666	Wynn Resorts Ltd.	1,266,607

		11,071,577

	Consumer Staples—4.4%
8,654	Church & Dwight Co., Inc.	626,636
10,277	Estee Lauder Cos., Inc. (The), Class A	772,625
8,287	Hershey Co. (The)	794,806
9,241	Mead Johnson Nutrition Co.	917,724
20,128	Whole Foods Market, Inc.	791,634

		3,903,425

	Energy—12.1%
22,394	Cameron International Corp.(b)	1,333,563
5,270	Concho Resources, Inc.(b)	574,588
7,534	EQT Corp.	708,497

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
14,515	FMC Technologies, Inc.(b)	$813,421
7,516	Helmerich & Payne, Inc.	652,539
36,749	HollyFrontier Corp.	1,667,670
22,322	Noble Energy, Inc.	1,286,417
5,824	Oceaneering International, Inc.	409,252
15,493	PBF Energy, Inc., Class A	403,902
4,474	Pioneer Natural Resources Co.	845,854
5,019	Range Resources Corp.	343,300
22,248	Southwestern Energy Co.(b)	723,282
11,646	Whiting Petroleum Corp.(b)	713,201
5,532	World Fuel Services Corp.	228,140

		10,703,626

	Financials—24.3%
2,336	Affiliated Managers Group, Inc.(b)	466,709
11,310	American Campus Communities, Inc. REIT	444,144
62,529	American Capital Agency Corp. REIT	1,421,909
10,530	American Tower Corp. REIT	1,026,675
9,120	AvalonBay Communities, Inc. REIT	1,421,261
10,421	Crown Castle International Corp. REIT	814,089
46,615	CYS Investments, Inc. REIT	416,272
14,274	Digital Realty Trust, Inc. REIT	984,763
2,741	Essex Property Trust, Inc. REIT	553,024
8,732	First Republic Bank	444,721
51,486	HCP, Inc. REIT	2,263,839
25,856	Health Care REIT, Inc. REIT	1,838,620
2,975	IntercontinentalExchange, Inc.	619,663
23,390	Invesco Mortgage Capital, Inc. REIT(c)	386,871
25,462	Leucadia National Corp.	605,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
7,893	Moody’s Corp.	$783,222
42,007	Prologis, Inc. REIT	1,749,592
9,060	Realogy Holdings Corp.(b)	371,551
10,344	Realty Income Corp. REIT	476,134
24,614	Senior Housing Properties Trust REIT	556,030
17,093	T. Rowe Price Group, Inc.	1,403,164
12,552	TD Ameritrade Holding Corp.	423,505
29,335	Ventas, Inc. REIT	2,009,741

		21,480,985

	Health Care—12.2%
4,478	Actavis PLC(b)	1,086,990
17,703	Agilent Technologies, Inc.	978,622
14,519	Catamaran Corp.(b)	692,121
9,307	Cerner Corp.(b)	589,505
6,639	Endo International PLC(b)	444,282
25,452	Hologic, Inc.(b)	666,588
1,521	Intuitive Surgical, Inc.(b)	754,112
6,915	MEDNAX, Inc.(b)	431,703
17,621	St. Jude Medical, Inc.	1,130,740
19,431	Stryker Corp.	1,700,795
6,296	Varian Medical Systems, Inc.(b)	529,619
3,882	Waters Corp.(b)	430,126
35,731	Zoetis, Inc.	1,327,764

		10,762,967

	Industrials—11.1%
10,758	AMETEK, Inc.	561,030
6,501	B/E Aerospace, Inc.(b)	483,999
14,799	Fastenal Co.	651,748
9,028	Flowserve Corp.	613,814
5,926	J.B. Hunt Transport Services, Inc.	472,717
5,889	Kansas City Southern	723,110
22,197	Nielsen Holdings NV	943,151
6,246	Pall Corp.	571,009
4,898	Roper Industries, Inc.	775,353
18,998	Stanley Black & Decker, Inc.	1,778,973
4,005	Towers Watson & Co., Class A	441,711
2,333	TransDigm Group, Inc.	436,341
15,912	United Continental Holdings, Inc.(b)	840,313
13,386	Xylem, Inc.	486,715

		9,779,984

	Information Technology—17.6%
54,636	Activision Blizzard, Inc.	1,089,988
19,466	Adobe Systems, Inc.(b)	1,364,956
7,296	Akamai Technologies, Inc.(b)	439,949
19,267	Altera Corp.	662,207
14,028	Amphenol Corp., Class A	709,536
41,908	Broadcom Corp., Class A	1,755,107
10,614	Citrix Systems, Inc.(b)	681,737
23,475	Cognizant Technology Solutions Corp., Class A(b)	1,146,754
2,591	Equinix, Inc.	541,260
21,236	Fidelity National Information Services, Inc.	1,239,970
10,067	First Solar, Inc.(b)	592,946
10,041	Intuit, Inc.	883,708
15,190	Linear Technology Corp.	650,740
26,590	NetApp, Inc.	1,138,052

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
11,542	Teradata Corp.(b)	$488,458
22,303	Western Digital Corp.	2,193,946

		15,579,314

	Materials—5.7%
5,823	CF Industries Holdings, Inc.	1,513,980
13,266	Ecolab, Inc.	1,475,577
7,546	FMC Corp.	432,763
13,264	Rock-Tenn Co., Class A	678,454
6,947	Sigma-Aldrich Corp.	944,167

		5,044,941

	Total Common Stocks and Other Equity Interests (Cost $72,444,588)	88,326,819

	Money Market Fund—0.1%
90,228	Invesco Premier Portfolio—Institutional Class(d) (Cost $90,228)	90,228

	Total Investments (Cost $72,534,816)—100.0%	88,417,047
	Other assets less liabilities—0.0%	(37,699)

	Net Assets—100.0%	$88,379,348

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Portfolio Composition

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	21.3
Consumer Discretionary	19.4
Industrials	14.9
Utilities	9.8
Information Technology	7.7
Materials	7.2
Consumer Staples	6.3
Energy	5.7
Health Care	5.2
Telecommunication Services	2.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—19.4%
3,845	Abercrombie & Fitch Co., Class A	$128,731
10,276	American Eagle Outfitters, Inc.	132,252
5,031	Apollo Education Group, Inc.(b)	144,188
3,191	AutoNation, Inc.(b)	182,717
4,507	Big Lots, Inc.	205,745
12,834	Cablevision Systems Corp., Class A	238,969
4,954	Caesars Entertainment Corp.(b)(c)	60,389
1,838	Charter Communications, Inc., Class A(b)	291,121
7,474	CST Brands, Inc.	285,880
5,713	D.R. Horton, Inc.	130,199
5,480	Darden Restaurants, Inc.	283,754
1,082	Dillard’s, Inc., Class A	114,432
4,432	Foot Locker, Inc.	248,236
5,482	GameStop Corp., Class A	234,410
8,520	Gannett Co., Inc.	268,380
6,246	Gap, Inc. (The)	236,661
4,089	Genuine Parts Co.	396,960
15,312	Goodyear Tire & Rubber Co. (The)	371,010
159	Graham Holdings Co., Class B	124,592
3,177	Guess?, Inc.	70,434
6,322	H&R Block, Inc.	204,264
3,778	Harley-Davidson, Inc.	248,215
3,105	Hasbro, Inc.	178,631
9,499	International Game Technology	155,689
56,019	J.C. Penney Co., Inc.(b)(c)	426,305
1,370	Lands’ End, Inc.(b)	65,034

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
5,213	Leggett & Platt, Inc.	$205,288
14,437	Liberty Interactive Corp., Class A(b)	377,383
2,052	Liberty Ventures, Series A(b)	72,025
3,154	Marriott International, Inc., Class A	238,916
9,319	Mattel, Inc.	289,541
8,474	MGM Resorts International(b)	197,020
1,271	Mohawk Industries, Inc.(b)	180,533
6,547	Newell Rubbermaid, Inc.	218,212
19,701	News Corp., Class A(b)	304,971
81	NVR, Inc.(b)	99,434
35,747	Office Depot, Inc.(b)	186,599
4,818	Rent-A-Center, Inc.	149,213
4,003	Royal Caribbean Cruises Ltd.	272,084
4,555	Sears Holdings Corp.(b)(c)	159,061
5,368	Service Corp. International	117,398
2,274	Tenneco, Inc.(b)	119,067
5,074	TRW Automotive Holdings Corp.(b)	514,250
2,222	Visteon Corp.(b)	208,646
3,159	Whirlpool Corp.	543,506

		9,880,345

	Consumer Staples—6.3%
25,745	Avon Products, Inc.	267,748
5,328	Campbell Soup Co.	235,338
3,025	Clorox Co. (The)	300,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
6,201	Coca-Cola Enterprises, Inc.	$268,813
16,612	Dean Foods Co.	244,362
5,119	Dr Pepper Snapple Group, Inc.	354,491
4,491	Molson Coors Brewing Co., Class B	334,041
67,643	Rite Aid Corp.(b)	355,126
46,362	SUPERVALU, Inc.(b)	400,104
11,134	Tyson Foods, Inc., Class A	449,257

		3,210,267

	Energy—5.7%
45,943	Alpha Natural Resources, Inc.(b)(c)	90,048
37,320	Arch Coal, Inc.(c)	80,611
6,023	Diamond Offshore Drilling, Inc.(c)	227,127
2,885	Exterran Holdings, Inc.	113,467
15,860	McDermott International, Inc.(b)(c)	60,902
6,803	Newfield Exploration Co.(b)	221,846
5,959	ONEOK, Inc.	351,224
4,381	Patterson-UTI Energy, Inc.	100,895
18,757	Peabody Energy Corp.(c)	195,636
4,203	Rowan Cos. PLC, Class A	102,007
1,218	SEACOR Holdings, Inc.(b)	100,424
8,623	Tesoro Corp.	615,768
2,152	Tidewater, Inc.	79,344
1,982	Unit Corp.(b)	95,969
2,904	Western Refining, Inc.	132,393
17,042	WPX Energy, Inc.(b)	325,843

		2,893,504

	Financials—21.3%
7,986	American Capital Ltd.(b)	118,432
3,197	American Financial Group, Inc.	191,276
98	American National Insurance Co.	11,180
4,231	Apartment Investment & Management Co., Class A REIT	151,427
6,679	Associated Banc-Corp.	125,565
4,163	Assurant, Inc.	284,000
6,402	Brandywine Realty Trust REIT	98,783
5,859	CBL & Associates Properties, Inc. REIT	112,083
5,843	Cincinnati Financial Corp.	294,896
5,441	CIT Group, Inc.	266,228
9,733	CNO Financial Group, Inc.	176,459
5,625	Columbia Property Trust, Inc. REIT	141,919
5,739	Comerica, Inc.	273,980
2,527	Commerce Bancshares, Inc.	114,372
1,487	Cullen/Frost Bankers, Inc.	120,164
6,007	DDR Corp. REIT	108,967
9,183	Duke Realty Corp. REIT	174,110
4,801	Equity Commonwealth REIT	128,235
4,617	Federated Investors, Inc., Class B	144,374
7,895	First Horizon National Corp.	101,530
1,895	Hanover Insurance Group, Inc. (The)	126,851
3,344	HCC Insurance Holdings, Inc.	174,523
6,671	Hospitality Properties Trust REIT	197,528
14,381	Host Hotels & Resorts, Inc. REIT	335,221
26,820	Hudson City Bancorp, Inc.	258,813
27,026	Huntington Bancshares, Inc.	267,828
5,233	Iron Mountain, Inc. REIT	188,754

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,022	Kemper Corp.	$37,661
9,951	Kimco Realty Corp. REIT	248,277
3,456	Legg Mason, Inc.	179,712
4,367	Liberty Property Trust REIT	151,841
3,751	M&T Bank Corp.	458,297
5,467	Mack-Cali Realty Corp. REIT	102,397
4,564	McGraw Hill Financial, Inc.	412,951
21,169	New York Community Bancorp, Inc.	337,646
5,832	Northern Trust Corp.	386,662
10,952	Old Republic International Corp.	161,761
15,627	People’s United Financial, Inc.	228,467
6,641	PHH Corp.(b)	157,325
8,633	Piedmont Office Realty Trust, Inc., Class A REIT	167,912
4,451	Plum Creek Timber Co., Inc. REIT	182,535
9,424	Principal Financial Group, Inc.	493,535
3,514	Protective Life Corp.	244,856
2,140	Regency Centers Corp. REIT	129,898
7,567	Retail Properties of America, Inc., Class A REIT	118,726
1,688	StanCorp Financial Group, Inc.	117,417
4,337	Synovus Financial Corp.	109,986
5,793	TCF Financial Corp.	89,502
4,056	Torchmark Corp.	214,806
11,667	Unum Group	390,378
10,113	Valley National Bancorp(c)	100,928
4,352	W.R. Berkley Corp.	224,302
3,224	Weingarten Realty Investors REIT	116,870
12,542	XL Group PLC	424,923
6,336	Zions Bancorporation	183,554

		10,860,623

	Health Care—5.2%
32,029	Boston Scientific Corp.(b)	425,345
5,773	CareFusion Corp.(b)	331,197
7,832	Health Net, Inc.(b)	372,098
4,256	Hospira, Inc.(b)	228,547
4,295	Kindred Healthcare, Inc.	93,416
2,578	Laboratory Corp. of America Holdings(b)	281,750
2,431	LifePoint Hospitals, Inc.(b)	170,170
3,928	Owens & Minor, Inc.	130,881
5,429	Quest Diagnostics, Inc.	344,524
991	Teleflex, Inc.	113,093
2,288	WellCare Health Plans, Inc.(b)	155,287

		2,646,308

	Industrials—14.9%
7,114	ADT Corp. (The)	254,966
5,644	AECOM Technology Corp.(b)	183,712
4,474	AGCO Corp.	198,243
11,903	American Airlines Group, Inc.	492,189
2,565	Armstrong World Industries, Inc.(b)	124,197
7,412	Avis Budget Group, Inc.(b)	413,219
2,109	Cintas Corp.	154,463
2,726	Con-way, Inc.	118,227
7,570	Exelis, Inc.	135,125
4,446	General Cable Corp.	63,000
3,961	Harsco Corp.	85,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
16,901	Hertz Global Holdings, Inc.(b)	$370,470
7,428	Ingersoll-Rand PLC	465,141
4,340	ITT Corp.	195,560
14,417	JetBlue Airways Corp.(b)	166,372
6,539	KBR, Inc.	124,764
2,153	Kennametal, Inc.	83,127
3,892	L-3 Communications Holdings, Inc.	472,722
4,085	Manpowergroup, Inc.	272,674
8,983	Masco Corp.	198,255
4,499	MRC Global, Inc.(b)	94,614
4,599	Navistar International Corp.(b)	162,667
3,009	Oshkosh Corp.	134,683
4,338	Owens Corning	139,076
10,829	Pitney Bowes, Inc.	267,909
16,413	R.R. Donnelley & Sons Co.	286,407
2,542	Robert Half International, Inc.	139,251
2,622	Rockwell Collins, Inc.	220,641
2,708	Ryder System, Inc.	239,577
4,018	Spirit Aerosystems Holdings, Inc., Class A(b)	158,068
1,315	SPX Corp.	124,649
3,389	Terex Corp.	97,502
7,903	Textron, Inc.	328,212
2,537	Timken Co. (The)	109,066
3,865	Trinity Industries, Inc.	138,019
1,937	United Rentals, Inc.(b)	213,186
420	Vectrus, Inc.(b)	10,265
1,682	WESCO International, Inc.(b)	138,614

		7,574,706

	Information Technology—7.7%
30,123	Advanced Micro Devices, Inc.(b)(c)	84,344
1,034	Anixter International, Inc.	88,066
4,487	AOL, Inc.(b)	195,319
5,748	Arrow Electronics, Inc.(b)	326,831
4,059	Booz Allen Hamilton Holding Corp., Class A	106,955
1,282	CACI International, Inc., Class A(b)	105,496
6,253	Computer Sciences Corp.	377,681
3,759	CoreLogic, Inc.(b)	117,920
1,696	Insight Enterprises, Inc.(b)	38,584
12,959	Jabil Circuit, Inc.	271,491
4,947	Leidos Holdings, Inc.	180,912
2,645	Lexmark International, Inc., Class A	114,158
7,115	Maxim Integrated Products, Inc.	208,754
4,449	Motorola Solutions, Inc.	286,960
3,914	NCR Corp.(b)	108,300
7,759	Sanmina Corp.(b)	194,518
2,545	Science Applications International Corp.	124,476
17,980	Symantec Corp.	446,264
1,683	SYNNEX Corp.	116,430
1,958	Tech Data Corp.(b)	116,932
3,146	Total System Services, Inc.	106,303
3,279	Unisys Corp.(b)	84,074
7,056	Vishay Intertechnology, Inc.	95,327

		3,896,095

	Materials—7.2%
4,815	Allegheny Technologies, Inc.	158,173

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
2,130	Ashland, Inc.	$230,189
3,852	Avery Dennison Corp.	180,466
3,442	Ball Corp.	221,768
3,994	Bemis Co., Inc.	153,649
1,875	Cabot Corp.	87,056
7,323	Commercial Metals Co.	126,615
4,670	Crown Holdings, Inc.(b)	223,833
8,487	Huntsman Corp.	207,083
6,782	MeadWestvaco Corp.	299,561
6,831	Owens-Illinois, Inc.(b)	176,035
2,634	Reliance Steel & Aluminum Co.	177,742
3,383	RPM International, Inc.	153,250
3,714	Sonoco Products Co.	151,791
6,126	Southern Copper Corp.	176,306
10,315	Steel Dynamics, Inc.	237,348
1,268	Timkensteel Corp.	51,456
12,041	United States Steel Corp.	482,122
2,772	Vulcan Materials Co.	171,060

		3,665,503

	Telecommunication Services—2.4%
80,357	Frontier Communications Corp.	525,535
6,529	Telephone & Data Systems, Inc.	167,403
52,123	Windstream Holdings, Inc.	546,249

		1,239,187

	Utilities—9.8%
4,225	Alliant Energy Corp.	261,570
3,505	Atmos Energy Corp.	185,765
14,531	Calpine Corp.(b)	331,597
10,351	CMS Energy Corp.	338,167
7,158	Great Plains Energy, Inc.	192,765
3,732	Hawaiian Electric Industries, Inc.(c)	105,093
3,415	Integrys Energy Group, Inc.	248,202
4,920	MDU Resources Group, Inc.	138,646
1,897	National Fuel Gas Co.	131,329
10,827	NiSource, Inc.	455,384
5,836	OGE Energy Corp.	217,624
16,294	Pepco Holdings, Inc.	445,478
5,242	Pinnacle West Capital Corp.	322,226
3,644	Portland General Electric Co.	132,678
5,432	Questar Corp.	130,965
5,663	SCANA Corp.	310,842
1,216	Southwest Gas Corp.	70,637
12,565	TECO Energy, Inc.	246,400
6,855	UGI Corp.	258,365
2,748	Vectren Corp.	123,523
5,334	Westar Energy, Inc.	201,679
2,864	WGL Holdings, Inc.	134,608

		4,983,543

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $42,304,895)—99.9%	50,850,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
1,178,834	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $1,178,834)	$1,178,834

	Total Investments (Cost $43,483,729)—102.2%	52,028,915
	Other assets less liabilities—(2.2%)	(1,141,439)

	Net Assets—100.0%	$50,887,476

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,139,209	$(1,139,209)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Portfolio Composition

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	22.2
Industrials	20.5
Consumer Discretionary	16.9
Information Technology	11.6
Health Care	9.3
Materials	5.8
Consumer Staples	5.3
Energy	5.0
Utilities	1.7
Telecommunication Services	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.8

Schedule of Investments(a)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.2%
	Consumer Discretionary—16.9%
3,030	Aaron’s, Inc.	$75,023
265	America’s Car-Mart, Inc.(b)	12,185
4,007	Ascena Retail Group, Inc.(b)	49,887
587	Bally Technologies, Inc.(b)	47,195
610	BJ’s Restaurants, Inc.(b)	26,852
1,460	Bloomin’ Brands, Inc.(b)	27,609
671	Bravo Brio Restaurant Group, Inc.(b)	9,307
365	Bright Horizons Family Solutions, Inc.(b)	16,264
1,488	Buckle, Inc. (The)	73,403
1,032	Cabela’s, Inc.(b)	49,557
228	Capella Education Co.	16,129
303	Carriage Services, Inc.	6,048
1,043	Carter’s, Inc.	81,490
880	Cheesecake Factory, Inc. (The)	40,427
3,941	Chico’s FAS, Inc.	59,430
936	Choice Hotels International, Inc.	50,076
193	Collectors Universe, Inc.	4,748
387	Conn’s, Inc.(b)	12,040
141	Container Store Group, Inc. (The)(b)	2,600
1,720	Core-Mark Holding Co., Inc.	99,812
598	Cracker Barrel Old Country Store, Inc.	68,979
237	Culp, Inc.	4,496
1,717	DeVry Education Group, Inc.	83,120
467	DineEquity, Inc.	41,544
701	Domino’s Pizza, Inc.	62,242

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
382	Drew Industries, Inc.	$18,359
893	Entravision Communications Corp., Class A	4,608
319	Extended Stay America, Inc.	7,356
245	Fiesta Restaurant Group, Inc.(b)	13,512
1,450	Finish Line, Inc. (The), Class A	38,381
849	Genesco, Inc.(b)	65,110
2,342	Gentex Corp.	76,677
614	Houghton Mifflin Harcourt Co.(b)	12,286
674	HSN, Inc.	44,531
543	Interval Leisure Group, Inc.	11,425
364	Jamba, Inc.(b)	4,859
555	Kirkland’s, Inc.(b)	9,879
986	La-Z-Boy, Inc.	22,540
2,307	LeapFrog Enterprises, Inc.(b)	12,273
1,337	Life Time Fitness, Inc.(b)	74,564
493	LIN Media LLC, Class A(b)	11,797
4,298	Live Nation Entertainment, Inc.(b)	111,748
900	Madison Square Garden Co. (The), Class A(b)	68,184
448	MDC Partners, Inc., Class A	9,274
160	Motorcar Parts of America, Inc.(b)	4,646
331	Movado Group, Inc.	11,684
312	Multimedia Games Holding Co., Inc.(b)	10,889
1,880	National CineMedia, Inc.	29,892
1,578	Norwegian Cruise Line Holdings Ltd.(b)	61,542
838	Outerwall, Inc.(b)	53,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
552	Overstock.com, Inc.(b)	$12,762
261	Oxford Industries, Inc.	15,986
508	Papa John’s International, Inc.	23,754
756	Pool Corp.	45,133
4,416	PulteGroup, Inc.	84,743
411	Remy International, Inc.	7,595
2,985	Sally Beauty Holdings, Inc.(b)	87,490
1,156	Select Comfort Corp.(b)	29,698
503	Shoe Carnival, Inc.	9,255
1,316	Sinclair Broadcast Group, Inc., Class A	38,230
608	Skullcandy, Inc.(b)	5,071
1,110	Sotheby’s	44,023
589	Standard Motor Products, Inc.	23,277
2,269	Standard Pacific Corp.(b)	16,791
1,519	Starz, Class A(b)	46,937
91	Strattec Security Corp.	9,438
807	Taylor Morrison Home Corp., Class A(b)	13,913
384	Tilly’s, Inc., Class A(b)	2,734
1,057	Tupperware Brands Corp.	67,384
392	Universal Electronics, Inc.(b)	22,301
2,280	Urban Outfitters, Inc.(b)	69,221
602	Vail Resorts, Inc.	51,989
1,849	Wolverine World Wide, Inc.	50,182
674	Zumiez, Inc.(b)	22,498

		2,609,904

	Consumer Staples—5.3%
1,181	Andersons, Inc. (The)	75,265
1,288	B&G Foods, Inc.	37,944
348	Calavo Growers, Inc.	16,892
700	Diamond Foods, Inc.(b)	21,105
4,248	Flowers Foods, Inc.	80,712
732	Fresh Market, Inc. (The)(b)	26,872
2,439	Harbinger Group, Inc.(b)	32,048
245	J & J Snack Foods Corp.	25,242
414	Lancaster Colony Corp.	37,877
322	Nature’s Sunshine Products, Inc.	4,798
1,326	Pinnacle Foods, Inc.	44,819
536	Sanderson Farms, Inc.	45,013
8	Seaboard Corp.(b)	24,583
1,719	Snyder’s-Lance, Inc.	51,209
390	Tootsie Roll Industries, Inc., Class A	11,564
1,037	TreeHouse Foods, Inc.(b)	88,321
1,353	United Natural Foods, Inc.(b)	92,031
124	USANA Health Sciences, Inc.(b)	14,134
2,305	WhiteWave Foods Co. (The)(b)	85,815

		816,244

	Energy—5.0%
1,716	Atwood Oceanics, Inc.(b)	69,755
860	Bristow Group, Inc.	63,554
166	Clayton Williams Energy, Inc.(b)	13,801
2,285	Delek US Holdings, Inc.	77,439
1,721	Dresser-Rand Group, Inc.(b)	140,606
464	Dril-Quip, Inc.(b)	41,737
546	Era Group, Inc.(b)	12,771
685	Goodrich Petroleum Corp.(b)	5,644

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
1,515	Green Plains, Inc.	$51,813
773	Gulfmark Offshore, Inc., Class A	23,314
514	Hallador Energy Co.	6,168
553	Matrix Service Co.(b)	13,858
2,176	Midstates Petroleum Co., Inc.(b)	6,463
248	Natural Gas Services Group, Inc.(b)	6,381
802	Nuverra Environmental Solutions, Inc.(b)	7,595
232	Panhandle Oil and Gas, Inc., Class A	4,770
676	PDC Energy, Inc.(b)	29,555
224	REX American Resources Corp.(b)	16,298
975	Rosetta Resources, Inc.(b)	37,079
875	SemGroup Corp., Class A	67,156
877	SM Energy Co.	49,375
642	TGC Industries, Inc.(b)	2,016
9,427	Vantage Drilling Co.(b)	9,121
510	Westmoreland Coal Co.(b)	18,651

		774,920

	Financials—22.2%
1,218	Acadia Realty Trust REIT	38,002
258	Access National Corp.	4,347
320	Agree Realty Corp. REIT	9,795
54	Alexander’s, Inc. REIT	23,868
3,542	American Capital Mortgage Investment Corp. REIT	69,388
3,071	American Equity Investment Life Holding Co.	79,263
402	AmREIT, Inc. REIT	9,905
2,046	Apollo Residential Mortgage, Inc. REIT	34,127
393	Arlington Asset Investment Corp., Class A	10,760
64	Artisan Partners Asset Management, Inc., Class A	3,103
346	Banc of California, Inc.	4,072
588	Bancorp, Inc. (The)(b)	5,562
155	Bank of Kentucky Financial Corp. (The)	7,271
149	Bank of Marin Bancorp	7,438
2,203	BankUnited, Inc.	65,870
854	Berkshire Hills Bancorp, Inc.	22,016
4,316	BGC Partners, Inc., Class A	36,600
255	Bridge Bancorp, Inc.	6,696
163	Bridge Capital Holdings(b)	3,932
2,505	Brown & Brown, Inc.	79,809
309	Bryn Mawr Bank Corp.	9,526
87	BSB Bancorp, Inc.(b)	1,661
685	Centerstate Banks, Inc.	7,973
294	CNB Financial Corp.	5,324
1,200	Community Bank System, Inc.	45,780
241	ConnectOne Bancorp, Inc.	4,458
2,428	Corrections Corp. of America REIT	89,302
3,313	Cowen Group, Inc., Class A(b)	13,385
2,074	CubeSmart REIT	43,658
73	Diamond Hill Investment Group, Inc.	9,781
2,620	East West Bancorp, Inc.	96,311
657	EastGroup Properties, Inc. REIT	45,241
2,338	Eaton Vance Corp.	86,109
2,817	Education Realty Trust, Inc. REIT	31,719
160	eHealth, Inc.(b)	3,992
547	Empire State Realty Trust, Inc., Class A REIT	8,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,684	Equity One, Inc. REIT	$40,416
329	Erie Indemnity Co., Class A	27,922
2,992	EZCORP, Inc., Class A(b)	33,750
350	Fidelity Southern Corp.	5,373
2,599	First Financial Bancorp	45,586
1,041	First Financial Bankshares, Inc.	33,083
1,890	First Industrial Realty Trust, Inc. REIT	36,912
301	First of Long Island Corp. (The)	7,928
239	Fox Chase Bancorp, Inc.	3,915
211	Franklin Financial Corp.(b)	4,380
1,721	Geo Group, Inc. (The) REIT	68,737
318	German American Bancorp, Inc.	9,499
547	Gladstone Commercial Corp. REIT	9,901
903	Gladstone Investment Corp.	6,637
3,771	Glimcher Realty Trust REIT	51,776
2,991	Healthcare Realty Trust, Inc. REIT	79,172
1,209	Hercules Technology Growth Capital, Inc.	19,054
780	Heritage Financial Corp.	13,689
6,613	Hersha Hospitality Trust REIT	48,209
2,480	Highwoods Properties, Inc. REIT	106,318
139	Home Bancorp, Inc.(b)	3,168
1,521	Home Properties, Inc. REIT	97,816
432	HomeStreet, Inc.	7,525
802	IBERIABANK Corp.	55,226
654	Independent Bank Corp.	26,683
416	Lakeland Financial Corp.	17,239
2,138	LaSalle Hotel Properties REIT	83,831
601	LTC Properties, Inc. REIT	25,206
4,939	MBIA, Inc.(b)	48,205
121	Meta Financial Group, Inc.	4,539
226	MidSouth Bancorp, Inc.	4,280
180	MidWestOne Financial Group, Inc.	4,802
1,175	Monmouth Real Estate Investment Corp. REIT	13,160
310	National Health Investors, Inc. REIT	20,432
4,013	National Penn Bancshares, Inc.	41,294
2,465	National Retail Properties, Inc. REIT	93,966
399	NewStar Financial, Inc.(b)	5,458
410	Nicholas Financial, Inc.(b)	5,006
254	OmniAmerican Bancorp, Inc.	6,868
307	Pacific Premier Bancorp, Inc.(b)	4,970
1,005	Parkway Properties, Inc. REIT	20,150
460	PICO Holdings, Inc.(b)	10,166
683	Pinnacle Financial Partners, Inc.	26,774
1,052	Post Properties, Inc. REIT	58,849
1,280	PrivateBancorp, Inc.	41,370
1,868	ProAssurance Corp.	87,385
1,112	Prosperity Bancshares, Inc.	67,154
387	PS Business Parks, Inc. REIT	32,593
1,736	Radian Group, Inc.	29,252
5,638	Resource Capital Corp. REIT	29,825
639	Rouse Properties, Inc. REIT	11,636
373	Safeguard Scientifics, Inc.(b)	7,441
2,991	Santander Consumer USA Holdings, Inc.	55,334
278	Saul Centers, Inc. REIT	15,276
2,096	SEI Investments Co.	81,031
708	Select Income REIT	17,353

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
564	Southside Bancshares, Inc.	$18,939
603	Sovran Self Storage, Inc. REIT	51,309
3,307	Spirit Realty Capital, Inc. REIT	39,353
1,379	Sterling Bancorp	19,389
1,871	Summit Hotel Properties, Inc. REIT	21,778
4,875	Symetra Financial Corp.	115,538
970	Taubman Centers, Inc. REIT	73,769
276	Territorial Bancorp, Inc.	5,928
1,386	TFS Financial Corp.	20,707
358	Tompkins Financial Corp.	17,972
912	UMB Financial Corp.	54,337
634	UMH Properties, Inc. REIT	6,403
680	Union Bankshares Corp.	15,286
1,460	United Financial Bancorp, Inc.	20,484
210	Universal Health Realty Income Trust REIT	10,175
427	Walker & Dunlop, Inc.(b)	6,879
1,054	Western Alliance Bancorp(b)	28,057
1,172	Wintrust Financial Corp.	54,287
197	WSFS Financial Corp.	15,494

		3,434,378

	Health Care—9.3%
150	Addus HomeCare Corp.(b)	2,981
318	Almost Family, Inc.(b)	9,362
2,594	Alphatec Holdings, Inc.(b)	3,943
183	Analogic Corp.	13,348
858	AngioDynamics, Inc.(b)	14,586
31	Atrion Corp.	10,230
587	Bio-Rad Laboratories, Inc., Class A(b)	66,225
1,528	Bruker Corp.(b)	31,675
449	Capital Senior Living Corp.(b)	10,103
453	Chemed Corp.	46,822
182	Computer Programs & Systems, Inc.	11,462
553	CONMED Corp.	23,220
148	CorVel Corp.(b)	5,094
864	Covance, Inc.(b)	69,034
210	Cynosure, Inc., Class A(b)	5,311
587	Emergent Biosolutions, Inc.(b)	13,278
1,042	Envision Healthcare Holdings, Inc.(b)	36,418
301	Exactech, Inc.(b)	6,411
664	Greatbatch, Inc.(b)	33,326
1,074	Haemonetics Corp.(b)	40,511
968	Hanger, Inc.(b)	23,164
2,162	HealthSouth Corp.	87,193
270	ICU Medical, Inc.(b)	19,143
1,668	Impax Laboratories, Inc.(b)	48,322
538	Integra LifeSciences Holdings Corp.(b)	27,497
299	Landauer, Inc.	10,701
985	Meridian Bioscience, Inc.	18,262
1,159	Merit Medical Systems, Inc.(b)	17,559
468	Omnicell, Inc.(b)	15,121
2,108	Patterson Cos., Inc.	90,876
2,036	PerkinElmer, Inc.	88,403
978	Prestige Brands Holdings, Inc.(b)	34,641
1,413	Quality Systems, Inc.	21,350
298	Quidel Corp.(b)	8,508
765	Quintiles Transnational Holdings, Inc.(b)	44,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,213	Rigel Pharmaceuticals, Inc.(b)	$4,382
2,089	RTI Surgical, Inc.(b)	10,633
5,095	Select Medical Holdings Corp.	73,470
790	Sirona Dental Systems, Inc.(b)	62,055
1,664	STERIS Corp.	102,835
75	Utah Medical Products, Inc.	4,260
2,210	VCA, Inc.(b)	100,710
668	VIVUS, Inc.(b)	2,265
996	West Pharmaceutical Services, Inc.	51,045
801	Wright Medical Group, Inc.(b)	25,328

		1,445,846

	Industrials—20.5%
1,157	A.O. Smith Corp.	61,726
433	AAON, Inc.	8,508
497	Aceto Corp.	11,302
1,349	Actuant Corp., Class A	42,750
462	Acuity Brands, Inc.	64,417
1,716	Aegion Corp.(b)	31,437
175	Alamo Group, Inc.	7,497
498	Altra Industrial Motion Corp.	15,697
151	AMERCO	40,939
764	Ameresco, Inc., Class A(b)	6,295
155	American Railcar Industries, Inc.	10,201
2,053	Babcock & Wilcox Co. (The)	58,716
106	Barrett Business Services, Inc.	2,492
1,442	Beacon Roofing Supply, Inc.(b)	39,900
1,831	Blount International, Inc.(b)	28,033
505	CAI International, Inc.(b)	10,630
625	Celadon Group, Inc.	12,163
297	CIRCOR International, Inc.	22,320
888	CLARCOR, Inc.	59,461
1,403	Copart, Inc.(b)	46,916
404	Corporate Executive Board Co. (The)	29,775
500	Cubic Corp.	24,120
1,000	Curtiss-Wright Corp.	69,210
800	DigitalGlobe, Inc.(b)	22,872
1,919	Donaldson Co., Inc.	79,792
1,121	EnerSys	70,399
212	Erickson, Inc.(b)	2,976
755	ESCO Technologies, Inc.	28,705
756	Esterline Technologies Corp.(b)	88,535
176	Exponent, Inc.	14,048
469	Forward Air Corp.	22,451
628	Franklin Electric Co., Inc.	23,450
1,524	Generac Holdings, Inc.(b)	69,098
520	Global Power Equipment Group, Inc.	7,088
335	Gorman-Rupp Co. (The)	10,633
303	GP Strategies Corp.(b)	10,047
716	Graco, Inc.	56,206
115	Graham Corp.	3,853
2,153	Griffon Corp.	26,460
1,985	HD Supply Holdings, Inc.(b)	57,247
1,236	Healthcare Services Group, Inc.	36,808
1,642	Hillenbrand, Inc.	54,662
1,262	Hub Group, Inc., Class A(b)	45,798
427	Huron Consulting Group, Inc.(b)	29,723

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,248	IDEX Corp.	$93,488
1,630	InnerWorkings, Inc.(b)	14,800
2,794	KAR Auction Services, Inc.	84,826
1,988	Kratos Defense & Security Solutions, Inc.(b)	13,856
915	Landstar System, Inc.	67,719
1,307	Lincoln Electric Holdings, Inc.	94,731
731	Marten Transport Ltd.	14,342
906	Mobile Mini, Inc.	39,710
1,328	Moog, Inc., Class A(b)	101,645
892	MSC Industrial Direct Co., Inc., Class A	72,225
883	MYR Group, Inc.(b)	22,905
699	Nordson Corp.	53,508
1,566	Orbital Sciences Corp.(b)	41,186
119	Patrick Industries, Inc.(b)	5,084
261	Powell Industries, Inc.	11,883
227	PowerSecure International, Inc.(b)	2,536
356	RBC Bearings, Inc.	21,627
1,242	Regal-Beloit Corp.	88,145
4,466	Southwest Airlines Co.	153,988
517	SP Plus Corp.(b)	11,281
140	Sparton Corp.(b)	3,794
240	Stock Building Supply Holdings, Inc.(b)	3,766
1,920	Swift Transportation Co.(b)	47,424
1,244	TAL International Group, Inc.(b)	53,654
239	TASER International, Inc.(b)	4,503
453	Team, Inc.(b)	19,089
771	Teledyne Technologies, Inc.(b)	79,899
330	Tennant Co.	24,331
2,182	Tetra Tech, Inc.	58,499
446	Thermon Group Holdings, Inc.(b)	10,869
1,750	Titan International, Inc.	18,480
1,708	Titan Machinery, Inc.(b)	23,502
772	Toro Co. (The)	47,656
266	Trex Co., Inc.(b)	11,438
302	UniFirst Corp.	33,691
166	Universal Truckload Services, Inc.	4,369
339	US Ecology, Inc.	17,045
1,222	Wabash National Corp.(b)	12,587
635	WABCO Holdings, Inc.(b)	61,836
782	Watsco, Inc.	79,467
1,084	Wesco Aircraft Holdings, Inc.(b)	19,241
1,262	Woodward, Inc.	64,627

		3,174,608

	Information Technology—11.6%
1,604	ARRIS Group, Inc.(b)	48,152
135	Aspen Technology, Inc.(b)	4,986
249	Badger Meter, Inc.	14,173
614	Blackbaud, Inc.	27,323
2,536	Broadridge Financial Solutions, Inc.	111,406
169	Cass Information Systems, Inc.	8,034
772	Ciena Corp.(b)	12,939
491	Coherent, Inc.(b)	31,989
421	Computer Task Group, Inc.	3,705
329	Comverse, Inc.(b)	7,172
1,032	CSG Systems International, Inc.	27,358
465	Dealertrack Technologies, Inc.(b)	21,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
323	Demand Media, Inc.(b)	$2,274
1,038	Dolby Laboratories, Inc., Class A	43,513
611	DST Systems, Inc.	58,870
358	DTS, Inc.(b)	10,661
1,477	EchoStar Corp., Class A(b)	69,020
605	Electronics for Imaging, Inc.(b)	27,661
2,950	Entropic Communications, Inc.(b)	7,375
900	EPIQ Systems, Inc.	14,436
640	Exar Corp.(b)	6,112
1,596	Extreme Networks, Inc.(b)	5,730
210	FARO Technologies, Inc.(b)	11,760
318	Forrester Research, Inc.	12,809
1,100	Global Payments, Inc.	88,550
920	Heartland Payment Systems, Inc.	47,518
1,539	II-VI, Inc.(b)	20,761
1,641	Infinera Corp.(b)	23,844
1,117	Intralinks Holdings, Inc.(b)	9,651
4,469	JDS Uniphase Corp.(b)	60,153
294	KVH Industries, Inc.(b)	3,798
2,011	Lattice Semiconductor Corp.(b)	13,494
1,942	Limelight Networks, Inc.(b)	4,738
390	Manhattan Associates, Inc.(b)	15,643
1,504	ManTech International Corp., Class A	42,353
2,391	Mentor Graphics Corp.	50,665
1,139	Mercury Systems, Inc.(b)	15,923
107	MicroStrategy, Inc., Class A(b)	17,214
472	MoneyGram International, Inc.(b)	4,059
270	MTS Systems Corp.	17,823
472	Nanometrics, Inc.(b)	6,391
1,636	National Instruments Corp.	51,828
1,183	NETGEAR, Inc.(b)	40,269
1,346	NeuStar, Inc., Class A(b)	35,548
2,567	Oclaro, Inc.(b)	4,030
956	PC Connection, Inc.	22,801
495	PC-Tel, Inc.	3,811
554	Perficient, Inc.(b)	9,185
801	Plantronics, Inc.	41,548
1,288	PTC, Inc.(b)	49,137
1,137	Rambus, Inc.(b)	13,019
323	Rightside Group Ltd.(b)	3,059
345	Rogers Corp.(b)	23,588
548	Rosetta Stone, Inc.(b)	5,244
593	Rubicon Technology, Inc.(b)	2,627
706	Seachange International, Inc.(b)	4,773
1,228	Semtech Corp.(b)	31,167
589	ServiceSource International, Inc.(b)	2,250
585	Silicon Laboratories, Inc.(b)	26,670
656	SunPower Corp.(b)	20,887
2,222	Take-Two Interactive Software, Inc.(b)	58,772
1,195	Telenav, Inc.(b)	8,628
4,440	Teradyne, Inc.	81,696
232	Tessco Technologies, Inc.	7,366
1,089	Tessera Technologies, Inc.	33,095
2,143	TIBCO Software, Inc.(b)	50,082
4,492	TriQuint Semiconductor, Inc.(b)	97,162
947	Veeco Instruments, Inc.(b)	34,082

		1,794,238

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—5.8%
1,470	AptarGroup, Inc.	$91,493
1,452	Axiall Corp.	58,516
3,009	Berry Plastics Group, Inc.(b)	78,294
1,041	Calgon Carbon Corp.(b)	21,892
132	Chase Corp.	4,735
720	Clearwater Paper Corp.(b)	46,332
759	Compass Minerals International, Inc.	65,031
128	Deltic Timber Corp.	8,332
356	Eagle Materials, Inc.	31,125
719	FutureFuel Corp.	9,577
299	Hawkins, Inc.	11,514
765	Innophos Holdings, Inc.	43,605
520	Innospec, Inc.	20,992
2,131	Intrepid Potash, Inc.(b)	28,662
288	KMG Chemicals, Inc.	5,098
967	Landec Corp.(b)	12,175
2,088	Louisiana-Pacific Corp.(b)	30,485
693	LSB Industries, Inc.(b)	26,008
205	NewMarket Corp.	79,542
1,622	OMNOVA Solutions, Inc.(b)	11,403
1,490	PolyOne Corp.	55,145
279	Quaker Chemical Corp.	22,900
712	Schweitzer-Mauduit International, Inc.	30,659
560	Stepan Co.	24,797
3,514	Stillwater Mining Co.(b)	46,139
770	Taminco Corp.(b)	19,935
309	Trecora Resources(b)	4,063
155	UFP Technologies, Inc.(b)	3,413
833	Zep, Inc.	13,378

		905,240

	Telecommunication Services—0.9%
277	Atlantic Tele-Network, Inc.	18,612
983	IDT Corp., Class B	16,200
1,414	Inteliquent, Inc.	23,798
3,839	Iridium Communications, Inc.(b)	36,470
572	Shenandoah Telecommunications Co.	16,925
5,661	Vonage Holdings Corp.(b)	19,700

		131,705

	Utilities—1.7%
1,062	American States Water Co.	37,998
3,862	Aqua America, Inc.	101,185
438	Chesapeake Utilities Corp.	21,212
280	Connecticut Water Service, Inc.	10,408
2,105	UIL Holdings Corp.	86,600
333	York Water Co. (The)	7,319

		264,722

	Total Common Stocks and Other Equity Interests (Cost $13,587,231)	15,351,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.3%
52,911	Invesco Premier Portfolio—Institutional Class(c) (Cost $52,911)	$52,911

	Total Investments (Cost $13,640,142)—99.5%	15,404,716
	Other assets less liabilities—0.5%	70,510

	Net Assets—100.0%	$15,475,226

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Portfolio Composition

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	27.6
Information Technology	22.6
Industrials	13.2
Consumer Discretionary	13.1
Health Care	11.8
Energy	4.4
Consumer Staples	3.0
Materials	2.9
Utilities	1.2
Telecommunication Services	0.2
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.1%
1,842	AMC Networks, Inc., Class A(b)	$111,717
840	American Public Education, Inc.(b)	26,032
1,556	Black Diamond, Inc.(b)	12,075
2,981	Bridgepoint Education, Inc.(b)	37,680
649	Buffalo Wild Wings, Inc.(b)	96,883
338	Cavco Industries, Inc.(b)	24,630
729	Churchill Downs, Inc.	74,343
372	Chuy’s Holdings, Inc.(b)	11,126
5,908	Cumulus Media, Inc., Class A(b)	22,805
1,810	Deckers Outdoor Corp.(b)	158,303
1,152	Del Frisco’s Restaurant Group, Inc.(b)	26,749
651	Diamond Resorts International, Inc.(b)	16,900
1,086	Dorman Products, Inc.(b)	50,347
5,180	DSW, Inc., Class A	153,587
2,831	Dunkin’ Brands Group, Inc.	128,754
2,134	Five Below, Inc.(b)	85,083
2,003	Fossil Group, Inc.(b)	203,625
2,544	Francesca’s Holdings Corp.(b)	30,299
1,089	Gentherm, Inc.(b)	45,411
1,278	G-III Apparel Group Ltd.(b)	101,409
4,347	GNC Holdings, Inc., Class A	180,705
1,144	Grand Canyon Education, Inc.(b)	54,798
6,334	Groupon, Inc.(b)	46,302
1,256	Hibbett Sports, Inc.(b)	57,010
6,086	Hilton Worldwide Holdings, Inc.(b)	153,611

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,529	Iconix Brand Group, Inc.(b)	$141,195
1,002	iRobot Corp.(b)	35,791
2,353	K12, Inc.(b)	29,177
2,353	Krispy Kreme Doughnuts, Inc.(b)	44,519
708	LifeLock, Inc.(b)	11,972
3,814	Lions Gate Entertainment Corp.	126,358
618	Lumber Liquidators Holdings, Inc.(b)	33,230
669	Mattress Firm Holding Corp.(b)	42,274
1,240	Monro Muffler Brake, Inc.	66,266
574	Morningstar, Inc.	39,175
954	Nexstar Broadcasting Group, Inc., Class A	43,044
1,119	Panera Bread Co., Class A(b)	180,875
5,116	Pier 1 Imports, Inc.	65,996
569	Popeyes Louisiana Kitchen, Inc.(b)	26,373
1,125	Restoration Hardware Holdings, Inc.(b)	90,360
2,834	Scripps Networks Interactive, Inc., Class A	218,898
1,643	Shutterfly, Inc.(b)	68,727
3,760	Six Flags Entertainment Corp.	151,528
3,974	Smith & Wesson Holding Corp.(b)(c)	40,376
3,002	Steven Madden Ltd.(b)	94,113
928	Sturm Ruger & Co., Inc.(c)	38,679
3,745	Texas Roadhouse, Inc.	108,118
1,742	Tumi Holdings, Inc.(b)	36,181
1,689	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	204,048
980	Vera Bradley, Inc.(b)	22,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,147	Vitamin Shoppe, Inc.(b)	$100,759
591	WCI Communities, Inc.(b)	11,087

		3,981,647

	Consumer Staples—3.0%
188	Boston Beer Co., Inc. (The), Class A(b)	46,812
2,899	Boulder Brands, Inc.(b)	25,743
788	Chefs’ Warehouse, Inc. (The)(b)	14,082
4,607	Coty, Inc., Class A(b)	76,476
9,100	Darling Ingredients, Inc.(b)	160,160
1,715	Hain Celestial Group, Inc. (The)(b)	185,649
1,099	Inter Parfums, Inc.	31,212
872	Medifast, Inc.(b)	27,677
2,096	Nu Skin Enterprises, Inc., Class A	110,732
747	PriceSmart, Inc.	66,505
1,337	Spectrum Brands Holdings, Inc.	121,119
1,875	Sprouts Farmers Market, Inc.(b)	54,581

		920,748

	Energy—4.4%
539	Antero Resources Corp.(b)	28,265
2,643	Approach Resources, Inc.(b)(c)	26,166
967	Bonanza Creek Energy, Inc.(b)	43,747
6,704	BPZ Resources, Inc.(b)(c)	8,313
3,536	C&J Energy Services, Inc.(b)	68,280
803	CARBO Ceramics, Inc.(c)	41,491
1,747	Carrizo Oil & Gas, Inc.(b)	90,739
3,780	Clean Energy Fuels Corp.(b)(c)	27,632
8,685	Cobalt International Energy, Inc.(b)	101,701
1,094	Contango Oil & Gas Co.(b)	40,008
1,840	Continental Resources, Inc.(b)	103,721
367	Diamondback Energy, Inc.(b)	25,117
3,666	Forum Energy Technologies, Inc.(b)	100,082
404	Geospace Technologies Corp.(b)	12,439
1,687	Gulfport Energy Corp.(b)	84,654
17,329	Halcon Resources Corp.(b)(c)	53,893
7,765	Kodiak Oil & Gas Corp.(b)	83,784
1,926	Laredo Petroleum, Inc.(b)	36,517
3,412	Magnum Hunter Resources Corp.(b)(c)	15,832
1,073	Matador Resources Co.(b)	26,042
2,147	Miller Energy Resources, Inc.(b)	7,471
3,652	Northern Oil and Gas, Inc.(b)(c)	41,268
2,009	Oasis Petroleum, Inc.(b)	60,190
3,115	Renewable Energy Group, Inc.(b)	32,801
6,406	Resolute Energy Corp.(b)	22,293
2,146	Rex Energy Corp.(b)	16,825
424	RigNet, Inc.(b)	18,423
3,671	RPC, Inc.	60,204
500	RSP Permian, Inc.(b)	12,235
774	Sanchez Energy Corp.(b)(c)	13,212
1,586	Triangle Petroleum Corp.(b)	12,291

		1,315,636

	Financials—27.6%
3,073	American Assets Trust, Inc. REIT	117,819
3,765	American Homes 4 Rent, Class A REIT	66,000
1,995	AmTrust Financial Services, Inc.(c)	89,516

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
3,404	Apollo Commercial Real Estate Finance, Inc. REIT	$55,962
899	Ares Commercial Real Estate Corp. REIT	10,932
36,954	ARMOUR Residential REIT, Inc. REIT	146,338
3,531	Associated Estates Realty Corp. REIT	68,960
690	Aviv REIT, Inc. REIT	23,274
2,115	Bank of the Ozarks, Inc.	74,533
3,999	BBCN Bancorp, Inc.	56,546
1,235	BNC Bancorp	21,007
262	BofI Holding, Inc.(b)	20,179
4,238	Campus Crest Communities, Inc. REIT	26,869
2,246	Capital Bank Financial Corp., Class A(b)	58,149
1,908	Cardinal Financial Corp.	36,634
1,462	CareTrust REIT, Inc. REIT(b)	22,705
2,526	CBOE Holdings, Inc.	148,882
18,360	Chambers Street Properties REIT	150,736
1,185	Chatham Lodging Trust REIT	30,360
2,860	Chesapeake Lodging Trust REIT	94,494
52,350	Chimera Investment Corp. REIT	163,332
3,146	Colony Financial, Inc. REIT	70,093
3,336	Columbia Banking System, Inc.	92,674
1,000	CoreSite Realty Corp. REIT	37,020
254	Credit Acceptance Corp.(b)	37,480
1,722	Customers Bancorp, Inc.(b)	32,890
2,167	CyrusOne, Inc. REIT	59,181
4,175	DuPont Fabros Technology, Inc. REIT	129,300
7,230	Dynex Capital, Inc. REIT	60,877
727	Eagle Bancorp, Inc.(b)	26,121
1,288	Encore Capital Group, Inc.(b)	58,617
3,559	Equity Lifestyle Properties, Inc. REIT	174,747
6,893	EverBank Financial Corp.	132,001
803	Evercore Partners, Inc., Class A	41,571
3,163	Excel Trust, Inc. REIT	41,119
3,940	Extra Space Storage, Inc. REIT	229,150
1,505	Fidelity & Guaranty Life	35,744
800	Fidus Investment Corp.	13,584
468	Financial Engines, Inc.	18,659
1,298	First Cash Financial Services, Inc.(b)	76,686
685	First Connecticut Bancorp, Inc.	10,713
475	First NBC Bank Holding Co.(b)	17,447
5,319	Government Properties Income Trust REIT	121,380
2,194	Green Dot Corp., Class A(b)	52,437
1,354	GSV Capital Corp.(b)	13,147
7,842	Hancock Holding Co.	275,960
330	HCI Group, Inc.	16,777
12,197	Healthcare Trust of America, Inc., Class A REIT	156,609
1,036	HFF, Inc., Class A	32,613
1,592	Home BancShares, Inc.	50,817
1,031	Howard Hughes Corp. (The)(b)	151,949
2,167	Hudson Pacific Properties, Inc. REIT	59,181
1,916	INTL FCStone, Inc.(b)	34,680
3,776	Investors Bancorp, Inc.	40,592
1,064	Kennedy-Wilson Holdings, Inc.	28,824
4,489	Kilroy Realty Corp. REIT	304,085
898	MarketAxess Holdings, Inc.	58,056
10,194	Medical Properties Trust, Inc. REIT	137,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,185	Medley Capital Corp.	$25,390
3,227	Mid-America Apartment Communities, Inc. REIT	228,020
5,027	MSCI, Inc.	234,560
616	Nationstar Mortgage Holdings, Inc.(b)	21,634
5,329	New York Mortgage Trust, Inc. REIT(c)	41,619
976	Northfield Bancorp, Inc.	13,898
5,690	Northstar Asset Management Group, Inc.(b)	103,103
5,691	NorthStar Realty Finance Corp. REIT	105,739
4,279	Ocwen Financial Corp.(b)	100,813
6,609	OMEGA Healthcare Investors, Inc. REIT(c)	252,199
2,846	Oritani Financial Corp.	42,035
1,829	Park Sterling Corp.	14,010
3,017	Pebblebrook Hotel Trust REIT	128,524
6,378	PennyMac Mortgage Investment Trust REIT	137,701
2,100	Portfolio Recovery Associates, Inc.(b)	132,825
674	Regional Management Corp.(b)	7,859
3,075	Retail Opportunity Investments Corp. REIT	50,245
8,260	RLJ Lodging Trust REIT	266,137
1,613	Signature Bank(b)	195,383
942	South State Corp.	56,812
1,549	STAG Industrial, Inc. REIT	37,796
11,145	Starwood Property Trust, Inc. REIT	251,431
3,997	Stifel Financial Corp.(b)	189,897
2,287	Sun Communities, Inc. REIT	132,577
2,080	SVB Financial Group(b)	232,939
4,393	Tanger Factory Outlet Centers, Inc. REIT	157,138
525	Tejon Ranch Co.(b)	15,844
908	Terreno Realty Corp. REIT	19,122
1,792	Texas Capital Bancshares, Inc.(b)	109,581
28,447	Two Harbors Investment Corp. REIT	288,168
1,900	ViewPoint Financial Group, Inc.	51,813
180	Virtus Investment Partners, Inc.	32,258
3,562	Waddell & Reed Financial, Inc., Class A	170,050
3,188	Walter Investment Management Corp.(b)	72,431
417	Westwood Holdings Group, Inc.	28,148
1,497	Whitestone REIT	22,455

		8,383,679

	Health Care—11.8%
646	Abaxis, Inc.	34,018
453	Abiomed, Inc.(b)	14,854
597	Acadia Healthcare Co., Inc.(b)	37,044
2,494	Accuray, Inc.(b)	15,787
1,025	Acorda Therapeutics, Inc.(b)	35,690
1,584	Air Methods Corp.(b)	74,812
836	Akorn, Inc.(b)	37,244
1,305	Align Technology, Inc.(b)	68,669
9,564	Allscripts Healthcare Solutions, Inc.(b)	131,218
682	AMAG Pharmaceuticals, Inc.(b)	22,513
400	Anika Therapeutics, Inc.(b)	16,056
900	Auxilium Pharmaceuticals, Inc.(b)	28,953
1,789	Bio-Reference Laboratories, Inc.(b)	53,742
889	Cantel Medical Corp.	37,694
587	Cepheid, Inc.(b)	31,117
1,752	Cooper Cos., Inc. (The)	287,153
1,236	CryoLife, Inc.	12,681

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,054	Cubist Pharmaceuticals, Inc.(b)	$148,484
528	Cyberonics, Inc.(b)	27,720
1,492	Ensign Group, Inc. (The)	57,770
980	ExamWorks Group, Inc.(b)	38,004
3,583	Exelixis, Inc.(b)	6,091
1,954	Globus Medical, Inc., Class A(b)	43,320
397	HealthStream, Inc.(b)	12,291
3,193	HMS Holdings Corp.(b)	74,173
1,327	IDEXX Laboratories, Inc.(b)	187,996
1,743	Infinity Pharmaceuticals, Inc.(b)	23,740
856	IPC The Hospitalist Co., Inc.(b)	35,661
344	Isis Pharmaceuticals, Inc.(b)	15,845
1,559	Luminex Corp.(b)	29,621
3,620	Masimo Corp.(b)	91,369
4,036	MedAssets, Inc.(b)	87,420
2,427	Medicines Co. (The)(b)	61,452
370	Medidata Solutions, Inc.(b)	16,691
5,799	Merge Healthcare, Inc.(b)	15,947
1,619	Momenta Pharmaceuticals, Inc.(b)	17,663
626	MWI Veterinary Supply, Inc.(b)	106,204
2,879	Myriad Genetics, Inc.(b)(c)	113,692
1,336	Natus Medical, Inc.(b)	45,424
814	Neogen Corp.(b)	35,735
690	Neurocrine Biosciences, Inc.(b)	12,779
2,017	NuVasive, Inc.(b)	82,495
1,445	NxStage Medical, Inc.(b)	21,906
2,733	PAREXEL International Corp.(b)	148,429
786	PhotoMedex, Inc.(b)	3,018
371	Premier, Inc., Class A(b)	12,384
5,279	ResMed, Inc.(c)	275,669
769	Salix Pharmaceuticals Ltd.(b)	110,621
3,568	SciClone Pharmaceuticals, Inc.(b)	27,260
322	Seattle Genetics, Inc.(b)	11,808
526	Spectranetics Corp. (The)(b)	16,711
2,499	Spectrum Pharmaceuticals, Inc.(b)(c)	18,942
3,236	Targacept, Inc.(b)	7,572
2,750	Team Health Holdings, Inc.(b)	171,985
1,275	Techne Corp.	116,089
2,429	Thoratec Corp.(b)	66,020
1,391	United Therapeutics Corp.(b)	182,179
760	US Physical Therapy, Inc.	32,794
451	Vascular Solutions, Inc.(b)	13,264
2,560	Volcano Corp.(b)	25,907

		3,589,390

	Industrials—13.2%
3,991	Acacia Research Corp.(c)	71,838
742	Advisory Board Co. (The)(b)	39,823
6,302	Air Lease Corp.	230,590
755	Allegiant Travel Co.	100,770
4,049	Allison Transmission Holdings, Inc.	131,512
560	Argan, Inc.	19,494
450	Astronics Corp.(b)	23,314
1,436	AZZ, Inc.	67,147
1,304	Chart Industries, Inc.(b)	60,701
3,966	Clean Harbors, Inc.(b)	196,833
2,322	Colfax Corp.(b)	126,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
455	DXP Enterprises, Inc.(b)	$30,162
1,573	Echo Global Logistics, Inc.(b)	41,102
1,948	Genesee & Wyoming, Inc., Class A(b)	187,398
1,302	HEICO Corp.	70,620
652	Heritage-Crystal Clean, Inc.(b)	11,827
4,354	Hexcel Corp.(b)	182,389
748	Hyster-Yale Materials Handling, Inc.	58,711
1,215	KEYW Holding Corp. (The)(b)	12,332
2,660	Kirby Corp.(b)	294,143
533	Lindsay Corp.(c)	46,744
755	Manitex International, Inc.(b)	8,630
5,023	MasTec, Inc.(b)	143,859
1,443	Middleby Corp. (The)(b)	127,706
997	Mistras Group, Inc.(b)	16,441
1,041	Multi-Color Corp.	51,321
3,279	Old Dominion Freight Line, Inc.(b)	238,941
2,430	On Assignment, Inc.(b)	70,713
7,211	Pendrell Corp.(b)	12,042
1,648	Performant Financial Corp.(b)	14,222
1,654	Primoris Services Corp.	47,503
203	Proto Labs, Inc.(b)	13,270
1,802	Raven Industries, Inc.	45,681
2,359	Roadrunner Transportation Systems, Inc.(b)	48,619
2,233	Rollins, Inc.	71,166
2,628	RPX Corp.(b)	36,923
2,421	Spirit Airlines, Inc.(b)	176,999
979	Sun Hydraulics Corp.	38,974
4,413	Triumph Group, Inc.	307,277
1,479	Valmont Industries, Inc.(c)	201,395
332	WageWorks, Inc.(b)	18,927
5,604	Waste Connections, Inc.	279,640
789	XPO Logistics, Inc.(b)	31,497

		4,005,466

	Information Technology—22.6%
4,269	ACI Worldwide, Inc.(b)	82,136
1,096	Actua Corp.(b)	20,605
1,309	Advent Software, Inc.	45,239
398	Ambarella, Inc.(b)(c)	17,627
2,322	Aruba Networks, Inc.(b)	50,109
1,761	Bankrate, Inc.(b)	19,124
1,897	Bazaarvoice, Inc.(b)	14,133
508	Blackhawk Network Holdings, Inc., Class A(b)	17,556
2,131	Blucora, Inc.(b)	36,120
1,024	Bottomline Technologies (de), Inc.(b)	25,692
637	BroadSoft, Inc.(b)	14,587
472	CalAmp Corp.(b)	9,100
3,148	Calix, Inc.(b)	34,030
1,786	Cardtronics, Inc.(b)	68,565
698	Cavium, Inc.(b)	35,814
1,064	CEVA, Inc.(b)	17,343
4,444	Cirrus Logic, Inc.(b)	85,769
2,174	Cognex Corp.(b)	86,003
741	CommVault Systems, Inc.(b)	32,856
801	comScore, Inc.(b)	33,754
529	Concur Technologies, Inc.(b)	67,881
967	Constant Contact, Inc.(b)	34,193

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
440	CoStar Group, Inc.(b)	$70,880
1,184	Cray, Inc.(b)	41,037
1,570	Datalink Corp.(b)	19,861
2,189	Ebix, Inc.	32,288
516	Ellie Mae, Inc.(b)	19,804
1,009	EnerNOC, Inc.(b)	14,903
339	Envestnet, Inc.(b)	15,058
761	EPAM Systems, Inc.(b)	36,330
1,931	ExlService Holdings, Inc.(b)	54,049
1,507	FactSet Research Systems, Inc.	198,080
929	FEI Co.	78,296
4,762	Finisar Corp.(b)	79,621
7,539	FLIR Systems, Inc.	252,783
2,541	Fortinet, Inc.(b)	66,193
2,095	Gartner, Inc.(b)	169,087
413	Guidewire Software, Inc.(b)	20,625
1,794	Higher One Holdings, Inc.(b)	4,611
925	HomeAway, Inc.(b)	32,283
2,857	IAC/InterActiveCorp.	193,390
822	iGATE Corp.(b)	30,455
713	Infoblox, Inc.(b)	11,508
3,671	Informatica Corp.(b)	130,908
883	Inphi Corp.(b)	13,669
237	Interactive Intelligence Group, Inc.(b)	11,438
3,771	InterDigital, Inc.	186,401
1,140	InvenSense, Inc.(b)(c)	18,479
825	IPG Photonics Corp.(b)	60,563
3,662	Ixia(b)	35,265
1,567	j2 Global, Inc.	84,759
3,156	Jack Henry & Associates, Inc.	188,792
1,425	Liquidity Services, Inc.(b)	18,212
877	Littelfuse, Inc.	85,543
1,585	LivePerson, Inc.(b)	22,824
473	LogMeIn, Inc.(b)	22,728
1,924	MAXIMUS, Inc.	93,237
1,553	Maxwell Technologies, Inc.(b)	18,108
5,632	Microsemi Corp.(b)	146,826
990	Monolithic Power Systems, Inc.	43,748
887	Monotype Imaging Holdings, Inc.	25,377
1,833	NeoPhotonics Corp.(b)	5,939
1,387	NetScout Systems, Inc.(b)	51,125
2,282	NIC, Inc.	42,057
16,578	Nuance Communications, Inc.(b)	255,799
199	NVE Corp.(b)	14,264
1,207	OSI Systems, Inc.(b)	85,552
211	Palo Alto Networks, Inc.(b)	22,303
335	Pandora Media, Inc.(b)	6,459
772	Pegasystems, Inc.	16,729
735	Power Integrations, Inc.	37,015
939	Procera Networks, Inc.(b)	7,033
1,070	QLIK Technologies, Inc.(b)	30,335
4,009	Rackspace Hosting, Inc.(b)	153,785
1,847	RealD, Inc.(b)	20,908
1,061	RealPage, Inc.(b)	21,082
5,165	Riverbed Technology, Inc.(b)	98,083
8,073	Rovi Corp.(b)	168,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,022	Ruckus Wireless, Inc.(b)	$13,266
5,586	Sapient Corp.(b)	96,750
2,216	ShoreTel, Inc.(b)	17,927
8,132	Skyworks Solutions, Inc.	473,608
1,085	SolarWinds, Inc.(b)	51,592
1,945	Solera Holdings, Inc.	101,043
198	SPS Commerce, Inc.(b)	11,543
2,698	SS&C Technologies Holdings, Inc.(b)	130,367
411	Stamps.com, Inc.(b)	15,166
821	Stratasys Ltd.(b)	98,816
2,456	Super Micro Computer, Inc.(b)	78,494
1,086	Synaptics, Inc.(b)	74,315
1,062	Synchronoss Technologies, Inc.(b)	54,874
562	Syntel, Inc.(b)	48,675
788	Tangoe, Inc.(b)	11,560
2,721	TiVo, Inc.(b)	35,509
397	Tyler Technologies, Inc.(b)	44,432
142	Ultimate Software Group, Inc. (The)(b)	21,372
1,580	Ultratech, Inc.(b)	30,225
684	Universal Display Corp.(b)(c)	21,396
4,128	Vantiv, Inc., Class A(b)	127,638
6,669	VeriFone Systems, Inc.(b)	248,487
1,651	Verint Systems, Inc.(b)	94,916
1,927	ViaSat, Inc.(b)	120,707
902	Virtusa Corp.(b)	36,964
629	Web.com Group, Inc.(b)	12,913
1,473	WEX, Inc.(b)	167,274
127	Yelp, Inc., Class A(b)	7,620
176	Zillow, Inc., Class A(b)(c)	19,136
24,097	Zynga, Inc., Class A(b)	61,447

		6,861,319

	Materials—2.9%
8,937	Allied Nevada Gold Corp.(b)(c)	12,422
1,247	American Vanguard Corp.	14,390
798	Balchem Corp.	51,631
1,197	Flotek Industries, Inc.(b)	26,526
3,401	Globe Specialty Metals, Inc.	63,973
4,499	Gold Resource Corp.	17,501
30,147	Hecla Mining Co.	65,721
2,766	KapStone Paper and Packaging Corp.(b)	85,082
11,701	Molycorp, Inc.(b)(c)	16,147
16,111	Rentech, Inc.(b)	25,617
2,099	Royal Gold, Inc.	119,958
5,839	Tronox Ltd., Class A	141,187
2,229	US Silica Holdings, Inc.	100,082
1,902	Westlake Chemical Corp.	134,186

		874,423

	Telecommunication Services—0.2%
1,406	8x8, Inc.(b)	11,051
2,049	Boingo Wireless, Inc.(b)	14,364
759	Cogent Communications Group, Inc.	25,760
1,680	ORBCOMM, Inc.(b)	10,618

		61,793

	Utilities—1.2%
7,738	ITC Holdings Corp.	306,502
699	NRG Yield, Inc., Class A	34,929

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
518	Pattern Energy Group, Inc., Class A	$14,908

		356,339

	Total Common Stocks and Other Equity Interests (Cost $26,155,479)	30,350,440

	Warrant—0.0%
	Energy—0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16 (Cost $0)	0

	Money Market Fund—0.2%
57,050	Invesco Premier Portfolio—Institutional Class(d) (Cost $57,050)	57,050

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,212,529)—100.2%	30,407,490

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
1,072,449	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $1,072,449)	1,072,449

	Total Investments (Cost $27,284,978)—103.7%	31,479,939
	Other assets less liabilities—(3.7%)	(1,129,546)

	Net Assets—100.0%	$30,350,393

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,052,434	$(1,052,434)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Portfolio Composition

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	25.1
Industrials	19.5
Consumer Discretionary	17.7
Information Technology	12.4
Materials	7.0
Utilities	6.1
Health Care	4.3
Energy	3.5
Consumer Staples	3.0
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.7%
3,562	1-800-FLOWERS.COM, Inc., Class A(b)	$28,603
26,455	Aeropostale, Inc.(b)(c)	79,630
2,398	AH Belo Corp., Class A	27,601
2,094	AMC Entertainment Holdings, Inc., Class A	53,188
3,583	American Axle & Manufacturing Holdings, Inc.(b)	69,259
4,623	ANN INC.(b)	177,477
5,199	Aramark	145,104
714	Arctic Cat, Inc.	24,033
2,908	Asbury Automotive Group, Inc.(b)	203,676
902	Ascent Capital Group, Inc., Class A(b)	57,999
11,573	Barnes & Noble, Inc.(b)	252,523
1,510	Bassett Furniture Industries, Inc.	26,244
2,919	Beazer Homes USA, Inc.(b)	52,338
5,801	bebe stores, Inc.	13,284
2,612	Big 5 Sporting Goods Corp.	32,154
126	Biglari Holdings, Inc.(b)	43,994
556	Blue Nile, Inc.(b)	19,738
2,813	Blyth, Inc.(c)	23,601
2,713	Bob Evans Farms, Inc.	132,530
9,940	Bon-Ton Stores, Inc. (The)(c)	87,571
10,514	Boyd Gaming Corp.(b)	121,437
4,670	Brinker International, Inc.	250,499
5,187	Brown Shoe Co., Inc.	137,922
3,535	Brunswick Corp.	165,438

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,848	Build-A-Bear Workshop, Inc.(b)	$31,324
2,642	Burger King Worldwide, Inc.(c)	86,341
4,276	Burlington Stores, Inc.(b)	179,335
6,158	Callaway Golf Co.	48,279
25,300	Career Education Corp.(b)	146,740
1,283	Carmike Cinemas, Inc.(b)	41,120
3,701	Cato Corp. (The), Class A	132,015
2,776	Children’s Place, Inc. (The)	136,718
4,188	Christopher & Banks Corp.(b)	27,348
3,384	Cinedigm Corp., Class A(b)	5,245
2,671	Citi Trends, Inc.(b)	60,498
8,178	Clear Channel Outdoor Holdings, Inc., Class A	59,372
1,285	ClubCorp Holdings, Inc.	24,492
1,754	Columbia Sportswear Co.	67,599
8,941	Cooper Tire & Rubber Co.	287,990
792	Cooper-Standard Holding, Inc.(b)	43,227
6,085	Crocs, Inc.(b)	71,073
1,324	CSS Industries, Inc.	37,813
6,892	Denny’s Corp.(b)	59,409
1,111	Destination Maternity Corp.	16,643
4,478	Destination XL Group, Inc.(b)	23,465
835	Dixie Group, Inc. (The)(b)	6,580
3,460	DreamWorks Animation SKG, Inc., Class A(b)	77,089
2,297	E.W. Scripps Co. (The), Class A(b)	44,102
5,326	Education Management Corp.(b)(c)	3,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,894	Einstein Noah Restaurant Group, Inc.	$38,353
2,900	Entercom Communications Corp., Class A(b)	29,812
2,353	Ethan Allen Interiors, Inc.	66,590
8,602	Express, Inc.(b)	128,772
4,904	Federal-Mogul Holdings Corp.(b)	76,551
536	Flexsteel Industries, Inc.	18,390
5,417	Fred’s, Inc., Class A	85,047
2,507	Fuel Systems Solutions, Inc.(b)	23,140
3,006	Gray Television, Inc.(b)	27,775
3,808	Group 1 Automotive, Inc.	325,317
9,612	Harte-Hanks, Inc.	62,574
1,400	Haverty Furniture Cos., Inc.	30,814
5,855	hhgregg, Inc.(b)	30,329
1,253	Hooker Furniture Corp.	19,158
10,100	Hovnanian Enterprises, Inc., Class A(b)(c)	37,976
3,060	Hyatt Hotels Corp., Class A(b)	181,213
2,444	International Speedway Corp., Class A	76,571
5,398	Isle of Capri Casinos, Inc.(b)	40,107
5,498	ITT Educational Services, Inc.(b)(c)	55,585
3,130	Jack in the Box, Inc.	222,355
2,855	John Wiley & Sons, Inc., Class A	166,703
3,917	Journal Communications, Inc., Class A(b)	38,426
2,506	Kate Spade & Co.(b)	67,988
5,744	KB Home	90,411
3,620	Lamar Advertising Co., Class A	186,973
14,237	Lee Enterprises, Inc.(b)(c)	53,104
1,854	Libbey, Inc.(b)	53,303
1,397	Lifetime Brands, Inc.	23,903
1,757	Lithia Motors, Inc., Class A	136,378
1,891	Loral Space & Communications, Inc.(b)	144,662
2,093	Luby’s, Inc.(b)	10,444
1,254	M/I Homes, Inc.(b)	27,011
2,886	Marcus Corp. (The)	49,437
2,492	MarineMax, Inc.(b)	47,772
2,792	Marriott Vacations Worldwide Corp.	193,876
16,739	McClatchy Co. (The), Class A(b)	59,591
4,143	MDC Holdings, Inc.	101,172
1,891	Media General, Inc.(b)	28,252
4,178	Men’s Wearhouse, Inc. (The)	196,491
3,527	Meredith Corp.	183,898
1,891	Meritage Homes Corp.(b)	69,570
5,026	Modine Manufacturing Co.(b)	64,484
710	Monarch Casino & Resort, Inc.(b)	11,552
1,412	Morgans Hotel Group Co.(b)	11,282
869	NACCO Industries, Inc., Class A	50,897
1,310	Nautilus, Inc.(b)	17,528
5,171	New York & Co., Inc.(b)	16,909
10,722	New York Times Co. (The), Class A	137,670
3,325	Nutrisystem, Inc.	55,993
3,588	Orbitz Worldwide, Inc.(b)	29,673
10,211	Pacific Sunwear of California, Inc.(b)	15,521
5,431	Penske Automotive Group, Inc.	245,698
8,985	Pep Boys-Manny, Moe & Jack (The)(b)	85,627
3,697	Perry Ellis International, Inc.(b)	75,604
2,271	PetMed Express, Inc.(c)	30,000
4,936	Pinnacle Entertainment, Inc.(b)	126,510

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
15,260	Quiksilver, Inc.(b)	$26,705
4,983	Radio One, Inc., Class D(b)	12,408
98,858	RadioShack Corp.(b)(c)	90,949
1,678	Reading International, Inc., Class A(b)	16,730
966	Red Robin Gourmet Burgers, Inc.(b)	53,101
13,263	Regal Entertainment Group, Class A(c)	293,775
10,004	Regis Corp.	169,868
18,566	Ruby Tuesday, Inc.(b)	142,587
2,312	Ruth’s Hospitality Group, Inc.	28,137
1,688	Ryland Group, Inc. (The)	60,447
320	Saga Communications, Inc., Class A	12,832
1,376	Salem Communications Corp., Class A	10,609
3,667	Scholastic Corp.	127,648
5,062	Scientific Games Corp., Class A(b)	59,580
3,317	Sears Hometown and Outlet Stores, Inc.(b)	49,888
640	Shiloh Industries, Inc.(b)	10,906
3,027	Skechers U.S.A., Inc., Class A(b)	165,728
8,693	Sonic Automotive, Inc., Class A	216,369
3,470	Sonic Corp.(b)	87,479
4,883	Spartan Motors, Inc.	27,784
1,679	Speedway Motorsports, Inc.	32,858
5,156	Stage Stores, Inc.	86,982
3,524	Stein Mart, Inc.	47,151
4,313	Stoneridge, Inc.(b)	56,026
2,847	Strayer Education, Inc.(b)	208,372
3,881	Superior Industries International, Inc.	75,718
1,368	Systemax, Inc.(b)	20,930
1,781	Tempur Sealy International, Inc.(b)	93,752
3,249	Thor Industries, Inc.	171,840
6,823	Toll Brothers, Inc.(b)	217,995
4,774	Tower International, Inc.(b)	116,008
4,063	Town Sports International Holdings, Inc.	24,053
18,002	TravelCenters of America LLC(b)	174,259
3,817	Tuesday Morning Corp.(b)	77,829
1,976	Unifi, Inc.(b)	55,269
2,931	Universal Technical Institute, Inc.	34,908
3,734	ValueVision Media, Inc., Class A(b)	21,134
3,927	VOXX International Corp., Class A(b)	33,497
4,729	Weight Watchers International, Inc.(b)(c)	123,190
22,203	Wendy’s Co. (The)	178,068
2,718	West Marine, Inc.(b)	26,745
20,723	Wet Seal, Inc. (The), Class A(b)(c)	7,046
704	Weyco Group, Inc.	21,930
969	Winnebago Industries, Inc.(b)	20,552
2,267	World Wrestling Entertainment, Inc., Class A(c)	27,997

		12,041,210

	Consumer Staples—3.0%
20,553	Alliance One International, Inc.(b)	41,722
1,196	Cal-Maine Foods, Inc.	104,997
14,279	Central Garden & Pet Co., Class A(b)	122,657
16,253	Chiquita Brands International, Inc.(b)	234,531
635	Coca-Cola Bottling Co. Consolidated	57,429
3,002	Elizabeth Arden, Inc.(b)(c)	49,233
6,783	Fresh Del Monte Produce, Inc.	217,802
4,580	Ingles Markets, Inc., Class A	123,202
1,211	John B. Sanfilippo & Son, Inc.	44,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
1,239	National Beverage Corp.(b)	$31,124
798	Nutraceutical International Corp.(b)	17,939
400	Oil-Dri Corp. of America	12,072
2,466	Omega Protein Corp.(b)	35,634
3,395	Pilgrim’s Pride Corp.(b)	96,452
3,019	Post Holdings, Inc.(b)	113,212
982	Revlon, Inc., Class A(b)	33,682
18,089	Roundy’s, Inc.	60,960
1,265	Seneca Foods Corp., Class A(b)	34,003
5,293	SpartanNash Co.	118,616
4,178	Universal Corp.	185,921
7,799	Vector Group Ltd.(c)	174,230
1,022	Village Super Market, Inc., Class A	28,360
691	WD-40 Co.	52,979
1,645	Weis Markets, Inc.	73,433

		2,065,179

	Energy—3.5%
3,855	Abraxas Petroleum Corp.(b)	15,921
516	Adams Resources & Energy, Inc.	21,698
5,430	Alon USA Energy, Inc.	87,097
5,412	Basic Energy Services, Inc.(b)	69,815
7,394	Bill Barrett Corp.(b)	112,389
4,685	Callon Petroleum Co.(b)	30,734
10,676	Cloud Peak Energy, Inc.(b)	127,792
6,053	Comstock Resources, Inc.	71,667
2,043	CVR Energy, Inc.	99,249
1,102	Dawson Geophysical Co.	18,723
3,256	EP Energy Corp., Class A(b)	47,538
16,275	EXCO Resources, Inc.(c)	49,639
51,500	Forest Oil Corp.(b)	41,715
1,554	Gulf Island Fabrication, Inc.	32,851
5,098	Harvest Natural Resources, Inc.(b)	18,965
9,741	Helix Energy Solutions Group, Inc.(b)	259,500
29,000	Hercules Offshore, Inc.(b)(c)	47,850
2,888	Hornbeck Offshore Services, Inc.(b)	88,546
15,538	ION Geophysical Corp.(b)	43,506
22,496	Key Energy Services, Inc.(b)	68,388
1,493	Mitcham Industries, Inc.(b)	15,229
7,947	Newpark Resources, Inc.(b)	90,834
15,266	Parker Drilling Co.(b)	67,781
7,593	Penn Virginia Corp.(b)	65,072
7,768	PetroQuest Energy, Inc.(b)	36,510
1,208	PHI, Inc.(b)	54,046
9,830	Pioneer Energy Services Corp.(b)	90,239
28,570	Quicksilver Resources, Inc.(b)	15,616
4,904	Stone Energy Corp.(b)	120,148
12,213	Swift Energy Co.(b)(c)	83,659
2,653	Tesco Corp.	50,513
9,637	TETRA Technologies, Inc.(b)	91,841
4,157	Ultra Petroleum Corp.(b)(c)	94,780
5,693	VAALCO Energy, Inc.(b)	42,242
5,855	W&T Offshore, Inc.	53,222
7,118	Warren Resources, Inc.(b)	24,628
8,859	Willbros Group, Inc.(b)	52,002

		2,401,945

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—25.1%
1,151	1st Source Corp.	$36,015
6,530	AG Mortgage Investment Trust, Inc. REIT	124,527
2,199	Alexander & Baldwin, Inc.	88,026
871	American National Bankshares, Inc.	21,078
1,169	American Residential Properties, Inc. REIT(b)	22,211
1,174	Ameris Bancorp	29,115
1,164	AMERISAFE, Inc.	48,539
792	Ames National Corp.	19,642
33,664	Anworth Mortgage Asset Corp. REIT	174,716
3,432	Arbor Realty Trust, Inc. REIT	23,097
1,075	Armada Hoffler Properties, Inc. REIT	10,083
1,269	Arrow Financial Corp.	34,758
11,581	Ashford Hospitality Trust, Inc. REIT	130,865
12,710	Astoria Financial Corp.	167,136
1,317	Baldwin & Lyons, Inc., Class B	35,454
508	BancFirst Corp.	33,020
7,404	BancorpSouth, Inc.	170,514
4,490	Bank Mutual Corp.	29,589
4,087	Bank of Hawaii Corp.	239,294
1,715	BankFinancial Corp.	20,460
1,199	Banner Corp.	51,821
523	Bar Harbor Bankshares	15,219
671	BBX Capital Corp., Class A(b)	12,346
2,055	Beneficial Mutual Bancorp, Inc.(b)	27,599
1,015	Blackstone Mortgage Trust, Inc., Class A REIT	28,339
1,963	BOK Financial Corp.	134,583
4,484	Boston Private Financial Holdings, Inc.	58,965
2,322	Brixmor Property Group, Inc. REIT	56,564
8,897	Brookline Bancorp, Inc.	85,322
4,423	Calamos Asset Management, Inc., Class A	60,595
925	Camden National Corp.	37,842
1,600	Capital City Bank Group, Inc.	24,176
20,950	Capitol Federal Financial, Inc.	268,369
16,087	Capstead Mortgage Corp. REIT	204,466
3,335	Cash America International, Inc.	163,915
4,861	Cathay General Bancorp	128,379
8,642	Cedar Realty Trust, Inc. REIT	59,457
1,759	Central Pacific Financial Corp.	33,245
302	Century Bancorp, Inc., Class A	11,470
1,908	Charter Financial Corp.	21,637
2,854	Chemical Financial Corp.	84,992
1,114	Citizens & Northern Corp.	22,169
3,245	Citizens, Inc.(b)	23,656
1,405	City Holding Co.	63,211
3,358	City National Corp.	264,308
2,532	CNA Financial Corp.	98,951
2,156	CoBiz Financial, Inc.	25,915
1,171	Cohen & Steers, Inc.(c)	50,189
1,459	Community Trust Bancorp, Inc.	52,451
2,403	Consumer Portfolio Services, Inc.(b)	16,965
8,874	Corporate Office Properties Trust REIT	242,615
7,801	Cousins Properties, Inc. REIT	101,491
3,525	Crawford & Co., Class B	35,884
6,799	CVB Financial Corp.	107,288
23,640	DCT Industrial Trust, Inc. REIT	202,595
15,666	DiamondRock Hospitality Co. REIT	224,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
3,147	Dime Community Bancshares, Inc.	$49,565
1,126	Donegal Group, Inc., Class A	17,813
8,589	Douglas Emmett, Inc. REIT	241,609
688	EMC Insurance Group, Inc.	22,044
2,814	Employers Holdings, Inc.	57,377
606	Enterprise Bancorp, Inc.	14,259
1,422	Enterprise Financial Services Corp.	26,805
3,801	EPR Properties REIT	213,236
902	ESB Financial Corp.	16,831
16,169	F.N.B. Corp.	206,802
1,397	FBL Financial Group, Inc., Class A	69,263
755	FBR & Co.(b)	18,226
987	Federal Agricultural Mortgage Corp., Class C	32,867
5,961	FelCor Lodging Trust, Inc. REIT	63,962
1,296	Financial Institutions, Inc.	32,581
1,970	First Bancorp	35,696
724	First Bancorp, Inc.	12,808
7,959	First Busey Corp.	49,744
519	First Citizens BancShares, Inc., Class A	130,378
10,651	First Commonwealth Financial Corp.	99,587
1,833	First Community Bancshares, Inc.	30,006
958	First Defiance Financial Corp.	29,344
1,128	First Financial Corp.	39,119
1,050	First Financial Northwest, Inc.	12,180
1,743	First Interstate BancSystem, Inc.	51,140
2,360	First Merchants Corp.	53,454
5,953	First Midwest Bancorp, Inc.	99,951
6,216	First Potomac Realty Trust REIT	77,700
11,850	FirstMerit Corp.	217,447
2,187	Flagstar Bancorp, Inc.(b)	34,380
2,764	Flushing Financial Corp.	55,667
6,485	Forest City Enterprises, Inc., Class A(b)	135,472
2,311	Forestar Group, Inc.(b)	40,327
8,263	Franklin Street Properties Corp. REIT	99,073
19,920	Fulton Financial Corp.	236,650
2,671	FXCM, Inc., Class A	43,965
257	GAMCO Investors, Inc., Class A	21,233
311	Gaming and Leisure Properties, Inc. REIT	9,719
2,616	Getty Realty Corp. REIT	48,684
12,768	GFI Group, Inc.	70,224
4,958	Glacier Bancorp, Inc.	142,245
5,463	Gramercy Property Trust, Inc. REIT	34,144
1,267	Great Southern Bancorp, Inc.	48,159
1,888	Greenhill & Co., Inc.	84,960
961	Guaranty Bancorp	15,155
2,505	Hallmark Financial Services, Inc.(b)	29,208
1,529	Hanmi Financial Corp.	32,797
1,449	Heartland Financial USA, Inc.	38,543
1,150	HomeTrust Bancshares, Inc.(b)	17,767
4,582	Horace Mann Educators Corp.	139,339
742	Horizon Bancorp	19,084
1,712	Hudson Valley Holding Corp.	38,931
529	Independence Holding Co.	7,485
1,133	Independent Bank Corp.	13,675
1,202	Infinity Property & Casualty Corp.	87,758
7,959	Inland Real Estate Corp. REIT	84,445

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
10,670	Interactive Brokers Group, Inc., Class A	$275,499
6,548	International Bancshares Corp.	185,767
2,004	Intervest Bancshares Corp., Class A	19,539
4,828	Investment Technology Group, Inc.(b)	86,566
11,858	Investors Real Estate Trust REIT	99,607
6,762	iStar Financial, Inc. REIT(b)	95,953
12,489	Janus Capital Group, Inc.(c)	187,210
1,420	JMP Group, Inc.	10,366
557	Kansas City Life Insurance Co.	27,644
2,046	Kite Realty Group Trust REIT	52,971
3,035	Lakeland Bancorp, Inc.	33,355
643	LCNB Corp.	9,645
15,228	Lexington Realty Trust REIT	166,899
1,904	MainSource Financial Group, Inc.	34,634
522	Marlin Business Services Corp.	11,035
4,169	MB Financial, Inc.	131,532
10,323	Meadowbrook Insurance Group, Inc.	65,758
614	Mercantile Bank Corp.	12,114
523	Merchants Bancshares, Inc.	15,580
4,124	Mercury General Corp.	219,067
1,197	Metro Bancorp, Inc.(b)	29,973
6,407	MGIC Investment Corp.(b)	57,150
577	National Bankshares, Inc.	18,066
672	National Interstate Corp.	19,112
300	National Western Life Insurance Co., Class A	81,300
1,331	Navigators Group, Inc. (The)(b)	90,628
3,947	NBT Bancorp, Inc.	101,359
2,368	Nelnet, Inc., Class A	112,693
4,633	Newcastle Investment Corp. REIT	111,887
611	Northrim BanCorp, Inc.	17,658
8,799	Northwest Bancshares, Inc.	112,891
1,449	OceanFirst Financial Corp.	24,010
10,053	Old National Bancorp	146,271
1,139	One Liberty Properties, Inc. REIT	26,072
5,244	OneBeacon Insurance Group Ltd., Class A	83,537
1,828	Oppenheimer Holdings, Inc., Class A	44,877
1,346	Pacific Continental Corp.	19,409
6,916	PacWest Bancorp	295,037
1,470	Park National Corp.	124,024
702	Peapack Gladstone Financial Corp.	12,811
366	Penns Woods Bancorp, Inc.	17,762
6,369	Pennsylvania Real Estate Investment Trust REIT	136,488
1,198	Peoples Bancorp, Inc.	29,531
2,785	Phoenix Cos., Inc. (The)(b)	165,318
1,794	Piper Jaffray Cos.(b)	101,289
3,450	Potlatch Corp. REIT	151,765
560	Preferred Bank	14,885
5,248	Primerica, Inc.	268,435
717	Provident Financial Holdings, Inc.	10,454
5,953	Provident Financial Services, Inc.	108,523
9,353	RAIT Financial Trust REIT	68,557
4,147	Ramco-Gershenson Properties Trust REIT	72,490
9,954	Redwood Trust, Inc. REIT	187,036
2,090	Renasant Corp.	63,014
1,358	Republic Bancorp, Inc., Class A	32,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,336	Resource America, Inc., Class A	$12,745
4,457	RLI Corp.	221,023
2,733	Ryman Hospitality Properties, Inc. REIT(c)	134,874
3,300	S&T Bancorp, Inc.	91,047
3,831	Sabra Health Care REIT, Inc. REIT	109,452
1,728	Safety Insurance Group, Inc.	107,793
2,170	Sandy Spring Bancorp, Inc.	55,986
6,714	Selective Insurance Group, Inc.	173,355
1,056	Sierra Bancorp	18,121
2,414	Silver Bay Realty Trust Corp. REIT	40,869
1,327	Simmons First National Corp., Class A	55,721
1,396	Southwest Bancorp, Inc.	25,170
1,857	Springleaf Holdings, Inc.(b)	69,489
1,315	St. Joe Co. (The)(b)	25,182
1,750	State Auto Financial Corp.	36,628
2,292	State Bank Financial Corp.	41,073
2,062	Stewart Information Services Corp.	72,830
1,058	Stock Yards Bancorp, Inc.	35,210
7,121	Strategic Hotels & Resorts, Inc. REIT(b)	91,505
1,140	Suffolk Bancorp	26,174
9,243	Sunstone Hotel Investors, Inc. REIT	141,510
22,416	Susquehanna Bancshares, Inc.	219,901
4,959	SWS Group, Inc.(b)	36,647
2,859	TowneBank	43,342
1,132	Trico Bancshares	29,772
9,934	TrustCo Bank Corp. NY	72,518
7,649	Trustmark Corp.	186,100
13,039	Umpqua Holdings Corp.	229,486
4,920	United Bankshares, Inc.	168,658
2,313	United Community Banks, Inc.	41,703
4,366	United Community Financial Corp.	22,354
1,759	United Fire Group, Inc.	57,132
3,193	Universal Insurance Holdings, Inc.	55,878
2,089	Univest Corp. of Pennsylvania	42,866
2,048	Urstadt Biddle Properties, Inc., Class A REIT	44,298
7,559	Washington Real Estate Investment Trust REIT	213,617
9,303	Washington Federal, Inc.	203,084
1,124	Washington Trust Bancorp, Inc.	43,128
6,832	Webster Financial Corp.	214,115
3,017	WesBanco, Inc.	103,966
1,135	West Bancorporation, Inc.	18,818
2,165	Westamerica Bancorp.	106,821
1,951	Western Asset Mortgage Capital Corp. REIT(c)	29,304
2,955	Westfield Financial, Inc.	20,892
355	White Mountains Insurance Group Ltd.	221,847
3,246	Wilshire Bancorp, Inc.	32,135
3,454	Winthrop Realty Trust REIT	53,986
711	World Acceptance Corp.(b)(c)	50,950
745	Yadkin Financial Corp.(b)	14,460

		17,072,338

	Health Care—4.3%
5,096	Affymetrix, Inc.(b)	45,915
1,501	Albany Molecular Research, Inc.(b)	34,913
921	Alliance HealthCare Services, Inc.(b)	22,224
7,780	Amedisys, Inc.(b)	203,058
4,325	AMN Healthcare Services, Inc.(b)	74,174

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
3,178	Amsurg Corp.(b)	$171,644
8,274	BioScrip, Inc.(b)	53,450
9,232	Brookdale Senior Living, Inc.(b)	311,211
1,443	Cambrex Corp.(b)	30,418
2,564	Charles River Laboratories International, Inc.(b)	161,942
3,376	Cross Country Healthcare, Inc.(b)	32,646
11,401	Five Star Quality Care, Inc.(b)	47,086
8,598	Gentiva Health Services, Inc.(b)	169,381
5,286	Healthways, Inc.(b)	81,933
4,629	Hill-Rom Holdings, Inc.	205,898
4,824	Invacare Corp.	75,785
1,682	LHC Group, Inc.(b)	40,957
3,921	Magellan Health, Inc.(b)	237,299
4,784	Molina Healthcare, Inc.(b)	232,694
1,048	National Healthcare Corp.	63,205
2,095	OraSure Technologies, Inc.(b)	18,750
20,318	PDL BioPharma, Inc.(c)	173,313
5,073	PharMerica Corp.(b)	145,544
1,636	Providence Service Corp. (The)(b)	72,278
5,317	Skilled Healthcare Group, Inc., Class A(b)	36,847
758	Surgical Care Affiliates, Inc.(b)	23,255
660	SurModics, Inc.(b)	14,289
4,655	Symmetry Medical, Inc.(b)	46,084
9,359	Universal American Corp.(b)	87,226

		2,913,419

	Industrials—19.5%
4,730	AAR Corp.	125,345
7,339	ABM Industries, Inc.	202,850
22,598	ACCO Brands Corp.(b)	185,982
10,574	Accuride Corp.(b)	50,967
1,012	Aerovironment, Inc.(b)	31,018
8,226	Air Transport Services Group, Inc.(b)	67,289
8,226	Aircastle Ltd.	156,952
2,247	Albany International Corp., Class A	84,892
611	American Science & Engineering, Inc.	33,788
715	American Woodmark Corp.(b)	29,251
1,719	Apogee Enterprises, Inc.	75,464
2,986	Applied Industrial Technologies, Inc.	145,747
5,419	ARC Document Solutions, Inc.(b)	55,003
2,726	ArcBest Corp.	105,496
1,607	Astec Industries, Inc.	60,921
5,661	Atlas Air Worldwide Holdings, Inc.(b)	209,004
3,461	Baltic Trading Ltd.(c)	12,979
3,109	Barnes Group, Inc.	113,665
5,666	Brady Corp., Class A	135,077
6,906	Briggs & Stratton Corp.	139,570
6,690	Brink’s Co. (The)	140,490
2,140	Builders FirstSource, Inc.(b)	12,690
6,453	Casella Waste Systems, Inc., Class A(b)	29,038
6,433	CBIZ, Inc.(b)	59,377
2,744	CDI Corp.	47,169
25,556	Cenveo, Inc.(b)	58,268
1,842	Columbus McKinnon Corp.	52,405
4,178	Comfort Systems USA, Inc.	64,174
3,978	Commercial Vehicle Group, Inc.(b)	26,056
1,897	Courier Corp.	25,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
14,446	Covanta Holding Corp.	$318,823
1,483	CRA International, Inc.(b)	44,490
2,984	Crane Co.	186,052
4,158	Deluxe Corp.	252,806
2,323	Douglas Dynamics, Inc.	48,156
1,395	Ducommun, Inc.(b)	36,842
2,476	Dun & Bradstreet Corp. (The)	304,078
3,696	Dycom Industries, Inc.(b)	116,017
911	Dynamic Materials Corp.	16,589
1,091	Encore Wire Corp.	41,393
2,911	Engility Holdings, Inc.(b)	125,755
4,177	Ennis, Inc.	61,945
1,308	EnPro Industries, Inc.(b)	84,405
3,830	Federal Signal Corp.	54,386
541	Franklin Covey Co.(b)	10,609
1,199	FreightCar America, Inc.	39,531
5,173	FTI Consulting, Inc.(b)	208,886
1,986	Furmanite Corp.(b)	14,855
1,698	G&K Services, Inc., Class A	107,093
4,221	GATX Corp.	267,611
2,498	GenCorp, Inc.(b)(c)	42,366
3,130	Gibraltar Industries, Inc.(b)	47,732
4,372	Global Brass & Copper Holdings, Inc.	61,208
15,073	GrafTech International Ltd.(b)	64,663
4,199	Granite Construction, Inc.	154,985
6,562	Great Lakes Dredge & Dock Corp.(b)	45,868
1,885	Greenbrier Cos., Inc. (The)(c)	117,888
3,462	H&E Equipment Services, Inc.	129,444
1,261	Hardinge, Inc.	14,148
10,374	Hawaiian Holdings, Inc.(b)	179,885
3,425	Heartland Express, Inc.	86,104
2,394	Heidrick & Struggles International, Inc.	49,843
3,753	Herman Miller, Inc.	120,096
3,504	Hill International, Inc.(b)	13,596
4,091	HNI Corp.	190,845
2,131	Houston Wire & Cable Co.	28,896
742	Hurco Cos., Inc.	28,589
2,208	ICF International, Inc.(b)	80,239
3,378	Insperity, Inc.	106,610
1,262	Insteel Industries, Inc.	30,086
3,137	Interface, Inc.	50,286
1,171	International Shipholding Corp.	23,467
1,895	John Bean Technologies Corp.	56,793
964	Kadant, Inc.	39,852
2,473	Kaman Corp.	106,487
6,634	Kelly Services, Inc., Class A	116,957
2,165	Kforce, Inc.	50,120
3,131	Kimball International, Inc., Class B	56,295
4,475	Knight Transportation, Inc.	130,938
4,703	Knoll, Inc.	93,543
3,810	Korn/Ferry International(b)	106,413
4,751	Layne Christensen Co.(b)	34,207
821	LB Foster Co., Class A	44,408
2,166	Lennox International, Inc.	192,601
1,705	LMI Aerospace, Inc.(b)	22,472
3,167	LSI Industries, Inc.	22,676

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,478	Lydall, Inc.(b)	$45,715
2,393	Macquarie Infrastructure Co. LLC	171,435
7,810	Manitowoc Co., Inc. (The)	162,760
1,169	Masonite International Corp.(b)	63,196
6,185	Matson, Inc.	176,211
2,296	Matthews International Corp., Class A	105,800
2,052	McGrath RentCorp	74,960
15,064	Meritor, Inc.(b)	173,085
1,290	Miller Industries, Inc.	25,503
2,161	MSA Safety, Inc.	124,193
4,373	Mueller Industries, Inc.	141,948
9,734	Mueller Water Products, Inc., Class A	96,075
1,094	National Presto Industries, Inc.(c)	68,988
5,257	Navigant Consulting, Inc.(b)	80,905
1,338	NCI Building Systems, Inc.(b)	26,586
1,245	NN, Inc.	31,125
1,059	Nortek, Inc.(b)	88,194
1,098	Northwest Pipe Co.(b)	39,286
3,019	Orion Marine Group, Inc.(b)	33,088
611	P.A.M. Transportation Services, Inc.(b)	26,261
898	Park-Ohio Holdings Corp.	47,693
422	Patriot Transportation Holding, Inc.(b)	17,876
1,226	PGT, Inc.(b)	11,531
4,947	Pike Corp.(b)	59,067
1,550	Ply Gem Holdings, Inc.(b)	17,593
3,232	Polypore International, Inc.(b)	141,949
312	Preformed Line Products Co.	17,781
7,340	Quad Graphics, Inc.	161,847
3,103	Quality Distribution, Inc.(b)	40,215
3,071	Quanex Building Products Corp.	61,481
24,351	Republic Airways Holdings, Inc.(b)	304,875
3,538	Resources Connection, Inc.	54,733
2,817	Rexnord Corp.(b)	83,242
4,919	Rush Enterprises, Inc., Class A(b)	187,414
2,171	Saia, Inc.(b)	106,422
2,532	Simpson Manufacturing Co., Inc.	83,759
20,171	SkyWest, Inc.	232,370
874	Standex International Corp.	75,383
13,805	Steelcase, Inc., Class A	244,625
2,420	Sterling Construction Co., Inc.(b)	21,344
1,506	TRC Cos., Inc.(b)	10,964
2,662	TriMas Corp.(b)	84,279
3,214	TrueBlue, Inc.(b)	79,450
10,334	Tutor Perini Corp.(b)	289,455
1,086	Twin Disc, Inc.	28,258
5,838	United Stationers, Inc.	243,853
1,788	Universal Forest Products, Inc.	89,346
3,966	USG Corp.(b)	106,527
11,639	UTi Worldwide, Inc.(b)	127,214
2,513	Viad Corp.	64,107
1,088	Vicor Corp.(b)	14,808
772	VSE Corp.	46,536
1,815	Watts Water Technologies, Inc., Class A	110,043
7,146	Werner Enterprises, Inc.	196,801
3,532	West Corp.	113,024
869	Willis Lease Finance Corp.(b)	19,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,079	Xerium Technologies, Inc.(b)	$31,019
10,600	YRC Worldwide, Inc.(b)	227,264

		13,226,881

	Information Technology—12.4%
2,935	Actuate Corp.(b)	12,591
2,947	Acxiom Corp.(b)	55,521
3,857	ADTRAN, Inc.	81,807
1,670	Advanced Energy Industries, Inc.(b)	33,033
1,430	Agilysys, Inc.(b)	16,159
2,455	Alpha & Omega Semiconductor Ltd.(b)	22,758
1,691	American Software, Inc., Class A	16,335
32,743	Amkor Technology, Inc.(b)	221,998
6,309	ANADIGICS, Inc.(b)	4,479
1,269	Applied Micro Circuits Corp.(b)	8,210
21,874	Atmel Corp.(b)	162,305
4,905	AVX Corp.	70,828
9,657	Axcelis Technologies, Inc.(b)	21,052
1,187	Bel Fuse, Inc., Class B	33,580
1,947	Belden, Inc.	138,607
8,357	Benchmark Electronics, Inc.(b)	198,228
2,775	Black Box Corp.	61,022
5,263	Brooks Automation, Inc.	64,893
3,059	Cabot Microelectronics Corp.(b)	147,536
8,710	Cadence Design Systems, Inc.(b)	156,344
6,597	CDW Corp.	203,451
5,219	Checkpoint Systems, Inc.(b)	69,204
14,719	Ciber, Inc.(b)	48,131
2,910	Cohu, Inc.	29,682
3,971	CommScope Holding Co., Inc.(b)	85,535
13,994	Compuware Corp.	142,039
2,211	Comtech Telecommunications Corp.	84,173
8,294	Convergys Corp.	167,290
3,312	Conversant, Inc.(b)	116,748
1,962	Covisint Corp.(b)	5,670
2,108	CTS Corp.	38,787
6,456	Cypress Semiconductor Corp.(b)	63,979
3,016	Daktronics, Inc.	40,143
3,231	Dice Holdings, Inc.(b)	32,213
6,907	Diebold, Inc.	244,715
2,965	Digi International, Inc.(b)	24,550
3,178	Digital River, Inc.(b)	81,261
2,857	Diodes, Inc.(b)	73,796
2,065	Dot Hill Systems Corp.(b)	8,157
3,062	DSP Group, Inc.(b)	29,671
33,837	EarthLink Holdings Corp.	121,136
2,929	Eastman Kodak Co.(b)(c)	63,179
2,271	Electro Rent Corp.	34,610
3,314	Electro Scientific Industries, Inc.	23,529
9,277	Emulex Corp.(b)	52,508
7,712	Entegris, Inc.(b)	104,729
582	ePlus, Inc.(b)	35,543
2,814	Euronet Worldwide, Inc.(b)	151,027
1,460	Fair Isaac Corp.	90,958
15,420	Fairchild Semiconductor International, Inc.(b)	236,697
4,242	FormFactor, Inc.(b)	33,809
5,398	Freescale Semiconductor Ltd.(b)	107,366

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
6,739	Global Cash Access Holdings, Inc.(b)	$49,127
2,641	GSI Group, Inc.(b)	33,937
1,397	GSI Technology, Inc.(b)	6,720
2,497	Hackett Group, Inc. (The)	17,504
9,404	Harmonic, Inc.(b)	62,725
7,956	Imation Corp.(b)	23,311
6,151	Integrated Device Technology, Inc.(b)	100,938
2,559	Integrated Silicon Solution, Inc.	34,751
3,625	Internap Network Services Corp.(b)	29,036
5,343	International Rectifier Corp.(b)	212,491
14,700	Intersil Corp., Class A	195,363
1,551	Intevac, Inc.(b)	11,477
5,808	Itron, Inc.(b)	226,105
1,967	IXYS Corp.	22,955
10,192	Kemet Corp.(b)	48,922
2,655	Kofax Ltd. (United Kingdom)(b)	16,859
3,212	Kopin Corp.(b)	12,206
3,213	Lionbridge Technologies, Inc.(b)	15,519
1,410	Methode Electronics, Inc.	55,526
3,287	Micrel, Inc.	39,904
3,502	MKS Instruments, Inc.	127,473
7,814	ModusLink Global Solutions, Inc.(b)(c)	27,349
16,221	Monster Worldwide, Inc.(b)	62,613
1,266	Move, Inc.(b)	26,523
1,729	Multi-Fineline Electronix, Inc.(b)	17,549
1,295	NCI, Inc., Class A(b)	13,183
2,545	Newport Corp.(b)	45,530
6,902	OmniVision Technologies, Inc.(b)	184,836
1,471	Oplink Communications, Inc.	30,670
1,977	Park Electrochemical Corp.	51,007
2,586	Pericom Semiconductor Corp.(b)	28,265
9,998	Photronics, Inc.(b)	89,882
3,808	Plexus Corp.(b)	157,461
10,923	PMC - Sierra, Inc.(b)	85,090
13,712	Polycom, Inc.(b)	179,353
2,661	PRGX Global, Inc.(b)	14,077
3,453	Progress Software Corp.(b)	89,433
9,413	QLogic Corp.(b)	111,168
31,233	Quantum Corp.(b)	39,978
4,730	QuinStreet, Inc.(b)	19,156
3,461	RealNetworks, Inc.(b)	23,881
16,692	RF Micro Devices, Inc.(b)	217,163
1,194	Richardson Electronics Ltd.	11,952
3,058	Rofin-Sinar Technologies, Inc.(b)	68,469
2,228	Rudolph Technologies, Inc.(b)	19,562
4,190	ScanSource, Inc.(b)	159,974
3,487	Sigma Designs, Inc.(b)	13,913
2,114	Silicon Graphics International Corp.(b)	18,350
3,458	Silicon Image, Inc.(b)	18,535
10,244	Sonus Networks, Inc.(b)	35,547
6,508	Spansion, Inc., Class A(b)	133,935
4,502	Speed Commerce, Inc.(b)(c)	13,371
11,972	SunEdison, Inc.(b)	233,574
4,669	Sykes Enterprises, Inc.(b)	100,570
1,953	TeleTech Holdings, Inc.(b)	50,407
9,701	TTM Technologies, Inc.(b)	67,034
1,901	Ultra Clean Holdings, Inc.(b)	16,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
11,067	United Online, Inc.	$124,172
1,850	VASCO Data Security International, Inc.(b)	46,842
489	Viasystems Group, Inc.(b)	7,760
1,504	Vishay Precision Group, Inc.(b)	25,553
1,376	WebMD Health Corp.(b)	58,728
2,530	Xcerra Corp.(b)	21,480
1,192	XO Group, Inc.(b)	15,174
2,353	Zebra Technologies Corp., Class A(b)	173,534

		8,463,715

	Materials—7.0%
3,624	A. Schulman, Inc.	128,326
3,424	A.M. Castle & Co.(b)(c)	25,166
958	AEP Industries, Inc.(b)	44,058
37,208	AK Steel Holding Corp.(b)(c)	281,665
1,661	Ampco-Pittsburgh Corp.	36,193
3,766	Boise Cascade Co.(b)	135,802
2,975	Carpenter Technology Corp.	148,899
7,489	Century Aluminum Co.(b)	219,278
8,224	Chemtura Corp.(b)	191,537
18,731	Coeur Mining, Inc.(b)	69,305
5,037	Cytec Industries, Inc.	234,875
7,773	Ferro Corp.(b)	101,982
4,154	Greif, Inc., Class A	183,025
2,677	H.B. Fuller Co.	112,354
752	Handy & Harman Ltd.(b)	26,553
952	Haynes International, Inc.	44,259
3,697	Headwaters, Inc.(b)	46,952
2,631	Horsehead Holding Corp.(b)	41,333
1,866	Kaiser Aluminum Corp.	129,780
2,551	Koppers Holdings, Inc.	100,713
4,341	Kraton Performance Polymers, Inc.(b)	77,661
2,579	Kronos Worldwide, Inc.	34,662
2,417	Materion Corp.	95,351
1,892	Minerals Technologies, Inc.	145,135
2,833	Myers Industries, Inc.	42,325
1,196	Neenah Paper, Inc.	72,968
21,313	Noranda Aluminum Holding Corp.	93,990
9,206	Olin Corp.	223,153
1,618	Olympic Steel, Inc.	32,554
5,125	OM Group, Inc.	133,404
4,097	P.H. Glatfelter Co.	103,367
841	Penford Corp.(b)	15,853
2,676	RTI International Metals, Inc.(b)	63,020
6,588	Schnitzer Steel Industries, Inc., Class A	155,147
3,163	Scotts Miracle-Gro Co. (The), Class A	187,376
3,677	Sensient Technologies Corp.	217,605
3,819	Silgan Holdings, Inc.	187,742
6,055	SunCoke Energy, Inc.(b)	144,715
46,133	Thompson Creek Metals Co., Inc.(b)	87,191
2,449	Tredegar Corp.	46,580
796	Universal Stainless & Alloy Products, Inc.(b)	20,465
1,260	US Concrete, Inc.(b)	31,122
19,675	Walter Energy, Inc.(c)	47,417
4,843	Wausau Paper Corp.	47,897
3,551	Worthington Industries, Inc.	137,246

		4,746,001

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services—1.4%
52,904	Cincinnati Bell, Inc.(b)	$194,158
6,653	Consolidated Communications Holdings, Inc.(c)	172,313
5,814	FairPoint Communications, Inc.(b)	96,512
4,700	General Communication, Inc., Class A(b)	55,131
1,226	Hawaiian Telcom Holdco, Inc.(b)	32,979
26,440	Leap Wireless Corp.(b)	66,629
1,618	Lumos Networks Corp.	27,830
4,967	NTELOS Holdings Corp.(c)	50,067
4,777	Premiere Global Services, Inc.(b)	50,015
5,455	Spok Holdings, Inc.	88,589
2,373	United States Cellular Corp.(b)	86,425

		920,648

	Utilities—6.1%
3,950	ALLETE, Inc.	206,348
781	Artesian Resources Corp., Class A	17,393
55,661	Atlantic Power Corp.(c)	123,567
7,643	Avista Corp.	270,944
4,003	Black Hills Corp.	219,084
3,881	California Water Service Group	101,022
5,073	Cleco Corp.	272,724
10,092	Dynegy, Inc.(b)	307,806
3,639	El Paso Electric Co.	137,700
5,879	Empire District Electric Co. (The)	167,199
1,047	Genie Energy Ltd., Class B(b)	7,591
4,604	IDACORP, Inc.	291,111
3,286	Laclede Group, Inc. (The)	166,830
2,941	MGE Energy, Inc.	130,786
1,517	Middlesex Water Co.	34,208
5,124	New Jersey Resources Corp.	299,652
3,747	Northwest Natural Gas Co.	175,847
4,176	NorthWestern Corp.	220,660
1,004	Ormat Technologies, Inc.	29,066
4,262	Otter Tail Corp.	132,122
7,714	Piedmont Natural Gas Co., Inc.(c)	293,209
10,123	PNM Resources, Inc.	292,049
1,422	SJW Corp.	45,447
2,617	South Jersey Industries, Inc.	153,461
1,582	Unitil Corp.	55,117

		4,150,943

	Total Common Stocks and Other Equity Interests (Cost $59,551,633)	68,002,279

	Money Market Fund—0.1%
64,551	Invesco Premier Portfolio—Institutional Class(d) (Cost $64,551)	64,551

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,616,184)—100.1%	68,066,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.6%
2,444,020	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $2,444,020)	$2,444,020

	Total Investments (Cost $62,060,204)—103.7%	70,510,850
	Other assets less liabilities—(3.7%)	(2,487,387)

	Net Assets—100.0%	$68,023,463

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$2,365,693	$(2,365,693)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Portfolio Composition

PowerShares Zacks Micro Cap Portfolio (PZI)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Financials	39.1
Industrials	13.5
Information Technology	13.4
Consumer Discretionary	11.4
Energy	8.2
Health Care	6.8
Materials	2.7
Telecommunication Services	2.2
Consumer Staples	2.2
Utilities	0.5
Pharmaceuticals	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.4%
7,780	AH Belo Corp., Class A	$89,548
244	Biglari Holdings, Inc.(b)	85,195
10,981	Black Diamond, Inc.(b)	85,213
6,347	Build-A-Bear Workshop, Inc.(b)	107,582
16,341	Career Education Corp.(b)	94,778
2,680	Carmike Cinemas, Inc.(b)	85,894
1,221	Cavco Industries, Inc.(b)	88,974
16,182	Century Casinos, Inc.(b)	88,030
9,043	China Automotive Systems, Inc. (China)(b)	83,105
15,176	China XD Plastics Co. Ltd. (China)(b)(c)	80,888
3,756	Citi Trends, Inc.(b)	85,073
9,575	Dixie Group, Inc. (The)(b)	75,451
6,883	Escalade, Inc.	78,742
2,461	Flexsteel Industries, Inc.	84,437
11,310	Gaiam, Inc., Class A(b)	85,617
10,535	Gray Television, Inc.(b)	97,343
11,692	JAKKS Pacific, Inc.(b)(c)	74,595
9,848	Journal Communications, Inc., Class A(b)	96,609
6,391	Kandi Technologies Group, Inc. (China)(b)(c)	105,579
9,966	Lakes Entertainment, Inc.(b)	85,209
5,422	Lifetime Brands, Inc.	92,770
4,188	M/I Homes, Inc.(b)	90,210
5,037	Manchester United PLC (United Kingdom) Class A(b)	80,491

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
5,254	Marcus Corp. (The)	$90,001
4,927	MarineMax, Inc.(b)	94,451
24,707	McClatchy Co. (The), Class A(b)	87,957
6,994	Modine Manufacturing Co.(b)	89,733
3,051	Motorcar Parts of America, Inc.(b)	88,601
22,316	Quantum Fuel Systems Technologies Worldwide, Inc.(b)(c)	88,818
26,105	Radio One, Inc., Class D(b)	65,002
7,533	RCI Hospitality Holdings, Inc.(b)	89,643
9,883	Reading International, Inc., Class A(b)	98,534
10,909	Salem Communications Corp., Class A	84,108
4,880	Shiloh Industries, Inc.(b)	83,155
10,657	Skullcandy, Inc.(b)	88,879
1,020	Strattec Security Corp.	105,794
4,736	Superior Industries International, Inc.	92,399
6,657	Systemax, Inc.(b)	101,852
8,402	TravelCenters of America LLC(b)	81,331
4,278	Tuesday Morning Corp.(b)	87,228
3,205	Unifi, Inc.(b)	89,644
1,681	Universal Electronics, Inc.(b)	95,632
4,502	WCI Communities, Inc.(b)	84,458
3,756	William Lyon Homes, Class A(b)	88,867
14,877	ZAGG, Inc.(b)	99,973

		3,997,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—2.2%
5,301	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	$92,290
10,325	Central Garden & Pet Co., Class A(b)	88,692
2,902	Diamond Foods, Inc.(b)	87,495
2,565	John B. Sanfilippo & Son, Inc.	95,290
6,641	Omega Protein Corp.(b)	95,962
4,104	Pantry, Inc. (The)(b)	105,760
4,268	SpartanNash Co.	95,646
6,878	SunOpta, Inc. (Canada)(b)	97,393

		758,528

	Energy—8.2%
16,309	Advantage Oil & Gas Ltd. (Canada)(b)	69,639
2,856	American Midstream Partners LP(c)	81,396
7,616	Ardmore Shipping Corp. (Ireland)	77,150
9,423	Callon Petroleum Co.(b)	61,815
8,318	Capital Product Partners LP (Greece)(c)	76,775
2,497	Contango Oil & Gas Co.(b)	91,315
13,476	DHT Holdings, Inc.	89,750
13,498	Emerald Oil, Inc.(b)(c)	42,924
7,346	Enduro Royalty Trust	64,718
3,817	Era Group, Inc.(b)	89,280
14,142	Gastar Exploration, Inc.(b)	56,568
22,620	Harvest Natural Resources, Inc.(b)	84,146
3,325	KNOT Offshore Partners LP (United Kingdom)(c)	80,033
38,974	Magellan Petroleum Corp.(b)	70,153
3,442	Matrix Service Co.(b)	86,257
18,867	Miller Energy Resources, Inc.(b)(c)	65,657
3,449	Natural Gas Services Group, Inc.(b)	88,743
3,481	New Source Energy Partners LP(c)	64,085
6,652	Niska Gas Storage Partners LLC, Class U	38,515
10,442	Nordic American Tankers Ltd.(c)	88,235
12,890	North American Energy Partners, Inc. (Canada)	69,735
5,947	Pacific Ethanol, Inc.(b)	83,912
16,805	Parker Drilling Co.(b)	74,614
2,017	PHI, Inc.(b)	90,241
3,504	QEP Midstream Partners LP	56,590
13,240	Resolute Energy Corp.(b)(c)	46,075
1,139	REX American Resources Corp.(b)	82,874
6,941	Rhino Resource Partners LP	24,849
3,888	Southcross Energy Partners LP	77,255
9,112	StealthGas, Inc. (Greece)(b)	76,541
8,647	Swift Energy Co.(b)(c)	59,232
22,256	Teekay Tankers Ltd., Class A(c)	94,365
4,182	Tesco Corp.	79,625
7,540	Triangle Petroleum Corp.(b)(c)	58,435
13,012	Tsakos Energy Navigation Ltd.	88,091
26,023	US Energy Corp. Wyoming(b)	67,920
3,418	USA Compression Partners LP	77,930
9,766	VAALCO Energy, Inc.(b)	72,464
11,927	Vertex Energy, Inc.(b)	75,379
15,663	Warren Resources, Inc.(b)	54,194

		2,877,475

	Financials—39.1%
2,915	1st Source Corp.	91,210
4,664	AG Mortgage Investment Trust, Inc. REIT	88,943

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,526	American Residential Properties, Inc. REIT(b)	$85,994
3,782	Ameris Bancorp	93,794
17,331	Anworth Mortgage Asset Corp. REIT	89,948
5,284	Apollo Commercial Real Estate Finance, Inc. REIT	86,869
5,380	Apollo Residential Mortgage, Inc. REIT	89,738
12,317	Arbor Realty Trust, Inc. REIT	82,893
7,101	Ares Commercial Real Estate Corp. REIT	86,348
3,267	Arlington Asset Investment Corp., Class A	89,451
5,998	Atlas Financial Holdings, Inc. (Canada)(b)	88,950
3,361	Baldwin & Lyons, Inc., Class B	90,478
7,138	Banc of California, Inc.	84,014
1,796	Bank of Kentucky Financial Corp. (The)	84,250
7,998	BankFinancial Corp.	95,416
2,158	Banner Corp.	93,269
4,763	BBX Capital Corp., Class A(b)	87,639
3,534	Berkshire Hills Bancorp, Inc.	91,107
9,721	BlackRock Kelso Capital Corp.	85,739
5,301	BNC Bancorp	90,170
9,709	Brookline Bancorp, Inc.	93,109
7,366	Calamos Asset Management, Inc., Class A	100,914
3,476	Capital Bank Financial Corp., Class A(b)	89,994
6,131	Capital City Bank Group, Inc.	92,639
2,321	Capital Southwest Corp.	85,088
4,863	Cardinal Financial Corp.	93,370
14,070	Cedar Realty Trust, Inc. REIT	96,802
8,021	Centerstate Banks, Inc.	93,364
4,630	Central Pacific Financial Corp.	87,507
7,758	Charter Financial Corp.	87,976
3,597	Chatham Lodging Trust REIT	92,155
2,468	Community Trust Bancorp, Inc.	88,725
4,358	ConnectOne Bancorp, Inc.	80,623
11,098	CorEnergy Infrastructure Trust, Inc. REIT	83,346
2,526	CoreSite Realty Corp. REIT	93,513
22,137	Cowen Group, Inc., Class A(b)	89,434
4,622	Customers Bancorp, Inc.(b)	88,280
3,453	CyrusOne, Inc. REIT	94,301
5,765	Dime Community Bancshares, Inc.	90,799
10,274	Dynex Capital, Inc. REIT	86,507
2,609	Eagle Bancorp, Inc.(b)	93,741
3,736	Ellington Financial LLC	84,023
5,128	Ellington Residential Mortgage REIT	91,432
2,874	EMC Insurance Group, Inc.	92,083
7,053	Excel Trust, Inc. REIT	91,689
3,017	FBR & Co.(b)	72,830
2,583	Federal Agricultural Mortgage Corp., Class C	86,014
2,955	Federated National Holding Co.	98,874
3,693	Financial Institutions, Inc.	92,842
33,339	First Acceptance Corp.(b)	85,348
5,182	First Bancorp	93,898
1,891	First Business Financial Services, Inc.	88,745
9,894	First Commonwealth Financial Corp.	92,509
3,073	First Defiance Financial Corp.	94,126
8,131	First Financial Northwest, Inc.	94,320
4,108	First Merchants Corp.	93,046
2,535	First NBC Bank Holding Co.(b)	93,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
3,925	Firsthand Technology Value Fund, Inc.	$88,352
7,906	Five Oaks Investment Corp. REIT	87,994
4,544	Flushing Financial Corp.	91,516
4,461	Franklin Financial Corp.(b)	92,610
5,238	FXCM, Inc., Class A	86,218
5,737	Garrison Capital, Inc.	84,621
9,466	Gladstone Capital Corp.	86,993
11,676	Gladstone Investment Corp.	85,819
3,290	Global Indemnity PLC(b)	95,344
5,205	Golub Capital BDC, Inc.	90,203
14,412	Gramercy Property Trust, Inc. REIT	90,075
8,293	GSV Capital Corp.(b)	80,525
8,052	Hallmark Financial Services, Inc.(b)	93,886
4,118	Hanmi Financial Corp.	88,331
6,007	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	83,978
5,741	Hercules Technology Growth Capital, Inc.	90,478
4,112	Heritage Financial Group, Inc.	87,133
11,859	Heritage Oaks Bancorp	93,330
3,655	Home Bancorp, Inc.(b)	83,297
5,682	HomeTrust Bancshares, Inc.(b)	87,787
6,168	Horizon Technology Finance Corp.	86,907
12,871	Imperial Holdings, Inc.(b)	80,701
6,246	Independence Holding Co.	88,381
8,576	Independence Realty Trust, Inc. REIT	84,302
6,964	Independent Bank Corp.	84,056
2,324	Independent Bank Corp.	94,819
1,750	Independent Bank Group, Inc.	78,208
1,297	Infinity Property & Casualty Corp.	94,694
8,684	Intervest Bancshares Corp.	84,669
4,793	INTL FCStone, Inc.(b)	86,753
5,267	Investment Technology Group, Inc.(b)	94,437
6,912	JAVELIN Mortgage Investment Corp. REIT	87,368
1,872	Kansas City Life Insurance Co.	92,907
2,214	Lakeland Financial Corp.	91,748
5,809	LNB Bancorp, Inc.	81,558
7,492	Maiden Holdings Ltd.	89,529
4,812	MainSource Financial Group, Inc.	87,530
7,861	Meridian Bancorp, Inc.(b)	89,144
7,715	MVC Capital, Inc.	86,948
4,342	National Bank Holdings Corp., Class A	85,060
336	National Western Life Insurance Co., Class A	91,056
1,350	Navigators Group, Inc. (The)(b)	91,922
5,651	New Mountain Finance Corp.	82,957
11,482	New York Mortgage Trust, Inc. REIT(c)	89,674
10,937	NewBridge Bancorp(b)	97,230
6,095	Northfield Bancorp, Inc.	86,793
5,542	OFG Bancorp	86,289
6,878	OFS Capital Corp.	80,473
4,099	Oppenheimer Holdings, Inc., Class A	100,630
6,256	Orchid Island Capital, Inc.(c)	86,771
7,609	PennantPark Investment Corp.	82,786
3,495	Peoples Bancorp, Inc.	86,152
1,481	Phoenix Cos., Inc. (The)(b)	87,912
6,051	Physicians Realty Trust REIT	92,822
4,161	PICO Holdings, Inc.(b)	91,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,589	Piper Jaffray Cos.(b)	$89,715
9,978	Preferred Apartment Communities, Inc., Class A REIT	84,813
3,686	Preferred Bank	97,974
11,173	RAIT Financial Trust REIT	81,898
3,069	Renasant Corp.	92,530
17,046	Resource Capital Corp. REIT	90,173
5,998	Rexford Industrial Realty, Inc. REIT	92,669
3,539	S&T Bancorp, Inc.	97,641
4,512	Safeguard Scientifics, Inc.(b)	90,014
1,540	Safety Insurance Group, Inc.	96,065
3,627	Sandy Spring Bancorp, Inc.	93,577
5,121	Silver Bay Realty Trust Corp. REIT	86,699
2,155	Simmons First National Corp., Class A	90,488
2,497	Southside Bancshares, Inc.	83,849
5,062	Southwest Bancorp, Inc.	91,268
5,112	State Bank Financial Corp.	91,607
4,998	Steel Partners Holdings LP(b)	84,216
5,977	Stellus Capital Investment Corp.	81,825
6,491	Sterling Bancorp	91,264
2,828	Stewart Information Services Corp.	99,885
4,277	Suffolk Bancorp	98,200
7,701	Summit Hotel Properties, Inc. REIT	89,640
5,166	TCP Capital Corp.	87,254
4,409	Terreno Realty Corp. REIT	92,854
1,883	Tompkins Financial Corp.	94,527
6,113	TowneBank	92,673
3,670	Trico Bancshares	96,521
5,043	United Community Banks, Inc.	90,925
6,542	United Financial Bancorp, Inc.	91,784
2,989	United Fire Group, Inc.	97,083
5,534	United Insurance Holdings Corp.	108,466
6,420	Universal Insurance Holdings, Inc.	112,350
7,187	Waterstone Financial, Inc.	87,969
2,714	WesBanco, Inc.	93,524
5,617	Western Asset Mortgage Capital Corp. REIT	84,367
8,994	Wilshire Bancorp, Inc.	89,041
5,509	Winthrop Realty Trust REIT	86,106
1,159	WSFS Financial Corp.	91,155
4,571	Yadkin Financial Corp.(b)	88,723
4,810	ZAIS Financial Corp. REIT	87,253

		13,645,516

	Health Care—6.8%
10,403	Affymetrix, Inc.(b)	93,731
3,761	Albany Molecular Research, Inc.(b)	87,481
3,055	Almost Family, Inc.(b)	89,939
4,116	Amedisys, Inc.(b)	107,428
6,051	AngioDynamics, Inc.(b)	102,867
2,935	ANI Pharmaceuticals, Inc.(b)	99,673
2,264	Anika Therapeutics, Inc.(b)	90,877
5,620	Arrowhead Research Corp.(b)(c)	36,642
5,640	AtriCure, Inc.(b)	98,362
16,976	China Cord Blood Corp. (Hong Kong)(b)	86,408
8,936	Cross Country Healthcare, Inc.(b)	86,411
8,411	CryoLife, Inc.	86,297
36,251	Idera Pharmaceuticals, Inc.(b)(c)	92,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
7,029	Invacare Corp.	$110,425
6,988	Merit Medical Systems, Inc.(b)	105,868
2,813	Natus Medical, Inc.(b)	95,642
11,498	OraSure Technologies, Inc.(b)	102,907
2,681	Orthofix International NV(b)	78,687
10,809	Pernix Therapeutics Holdings, Inc.(b)	105,388
3,398	PharMerica Corp.(b)	97,489
3,746	Prothena Corp. PLC (Ireland)(b)	82,150
8,227	Symmetry Medical, Inc.(b)	81,447
3,927	Tekmira Pharmaceuticals Corp. (Canada)(b)	65,502
12,119	Tonix Pharmaceuticals Holding Corp.(b)	91,741
4,172	Triple-S Management Corp., Class B(b)	92,368
10,325	Universal American Corp.(b)	96,229

		2,364,399

	Industrials—13.5%
12,031	ACCO Brands Corp.(b)	99,015
4,297	Aceto Corp.	97,714
2,761	Aerovironment, Inc.(b)	84,625
11,403	Air Transport Services Group, Inc.(b)	93,277
2,025	Alamo Group, Inc.	86,751
10,249	ARC Document Solutions, Inc.(b)	104,027
2,487	Argan, Inc.	86,572
25,543	Arotech Corp.(b)(c)	75,352
20,052	Baltic Trading Ltd.(c)	75,195
11,083	Broadwind Energy, Inc.(b)	70,710
10,548	CBIZ, Inc.(b)	97,358
4,478	China Yuchai International Ltd.	81,455
3,775	Columbus McKinnon Corp.	107,399
4,466	Covenant Transportation Group, Inc., Class A(b)	92,625
3,264	CRA International, Inc.(b)	97,920
16,151	Danaos Corp. (Greece)(b)	88,507
3,029	Ducommun, Inc.(b)	79,996
2,663	Engility Holdings, Inc.(b)	115,042
2,493	FreightCar America, Inc.	82,194
19,533	Fuel Tech, Inc.(b)	79,109
8,402	Gencor Industries, Inc.(b)	81,415
9,359	General Finance Corp.(b)	80,675
6,064	Gibraltar Industries, Inc.(b)	92,476
7,288	Griffon Corp.	89,569
6,172	Hawaiian Holdings, Inc.(b)	107,022
4,042	Heidrick & Struggles International, Inc.	84,154
10,455	Highpower International, Inc. (China)(b)(c)	67,644
20,754	Hill International, Inc.(b)	80,525
2,204	Hurco Cos., Inc.	84,920
2,696	ICF International, Inc.(b)	97,973
10,482	Jinpan International Ltd. (China)(c)	80,502
2,126	Kadant, Inc.	87,889
5,298	Kelly Services, Inc., Class A	93,404
5,516	Kimball International, Inc., Class B	99,178
9,380	Knightsbridge Tankers Ltd. (Bermuda)(c)	82,356
5,998	LS Starrett Co. (The), Class A	88,650
3,073	Lydall, Inc.(b)	95,048
7,353	Manitex International, Inc.(b)	84,045
4,661	Marten Transport Ltd.	91,449
3,447	MYR Group, Inc.(b)	89,415
5,968	Navigant Consulting, Inc.(b)	91,847

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
13,836	Navios Maritime Holdings, Inc.(c)	$81,494
3,107	NN, Inc.	77,675
2,434	Northwest Pipe Co.(b)	87,089
15,517	Orion Energy Systems, Inc.(b)	89,223
2,290	P.A.M. Transportation Services, Inc.(b)	98,424
7,472	Republic Airways Holdings, Inc.(b)	93,549
5,955	Resources Connection, Inc.	92,124
12,465	Safe Bulkers, Inc. (Greece)	66,563
2,758	SIFCO Industries, Inc.	93,827
10,670	SkyWest, Inc.	122,918
7,533	Star Bulk Carriers Corp. (Greece)(b)(c)	77,741
4,046	Willis Lease Finance Corp.(b)	92,289

		4,717,915

	Information Technology—13.4%
5,182	Actua Corp.(b)	97,422
8,831	Alpha & Omega Semiconductor Ltd.(b)	81,863
7,758	Amtech Systems, Inc.(b)	81,692
5,156	Applied Optoelectronics, Inc.(b)	83,218
9,664	Autobytel, Inc.(b)	89,295
3,355	Bel Fuse, Inc., Class B	94,913
7,899	Brooks Automation, Inc.	97,395
21,123	Camtek Ltd. (Israel)(b)(c)	69,917
8,195	Cascade Microtech, Inc.(b)	88,014
3,670	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	78,832
24,203	Ciber, Inc.(b)	79,144
7,439	Communications Systems, Inc.	88,003
2,235	Comtech Telecommunications Corp.	85,086
5,224	CTS Corp.	96,122
5,854	Ebix, Inc.(c)	86,347
14,590	EMCORE Corp.(b)	75,284
16,805	Emulex Corp.(b)	95,116
4,895	EnerNOC, Inc.(b)	72,299
4,727	EPIQ Systems, Inc.	75,821
5,686	Fabrinet (Thailand)(b)	103,542
11,578	FormFactor, Inc.(b)	92,277
7,225	GSI Group, Inc.(b)	92,841
22,682	Hutchinson Technology, Inc.(b)	80,975
6,042	Integrated Silicon Solution, Inc.	82,050
12,446	Intevac, Inc.(b)	92,100
10,249	Intralinks Holdings, Inc.(b)	88,551
7,906	IXYS Corp.	92,263
20,149	Kemet Corp.(b)	96,715
11,069	Lattice Semiconductor Corp.(b)	74,273
9,520	Maxwell Technologies, Inc.(b)(c)	111,003
42,139	MeetMe, Inc.(b)(c)	83,435
7,540	Mercury Systems, Inc.(b)	105,409
23,253	ModusLink Global Solutions, Inc.(b)	81,386
15,094	Monster Worldwide, Inc.(b)	58,263
8,729	NCI, Inc., Class A(b)	88,861
4,685	Newport Corp.(b)	83,815
5,328	Orbotech Ltd. (Israel)(b)	85,461
3,867	PC Connection, Inc.	92,228
8,497	PCM, Inc.(b)	82,081
8,523	Pericom Semiconductor Corp.(b)	93,156
10,312	Photronics, Inc.(b)	92,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
19,533	Rubicon Technology, Inc.(b)	$86,531
12,483	ShoreTel, Inc.(b)	100,988
3,105	Sierra Wireless, Inc. (Canada)(b)	85,015
4,155	Sykes Enterprises, Inc.(b)	89,499
9,664	TechTarget, Inc.(b)	92,195
29,754	TeleCommunication Systems, Inc., Class A(b)	85,692
12,390	Telenav, Inc.(b)	89,456
8,163	Tower Semiconductor Ltd. (Israel)(b)(c)	79,997
12,190	TTM Technologies, Inc.(b)	84,233
9,275	Ultra Clean Holdings, Inc.(b)	81,435
5,557	Vishay Precision Group, Inc.(b)	94,413
8,480	Xcerra Corp.(b)	71,995
30,746	Zhone Technologies, Inc.(b)(c)	70,101

		4,680,723

	Materials—2.7%
4,151	Ampco-Pittsburgh Corp.	90,450
5,854	Core Molding Technologies, Inc.(b)	77,858
5,022	Horsehead Holding Corp.(b)	78,896
2,707	Materion Corp.	106,791
42,354	McEwen Mining, Inc.(b)	52,519
8,514	Mercer International, Inc.(b)	107,106
22,996	Nevsun Resources Ltd. (Canada)	77,956
18,366	Noranda Aluminum Holding Corp.	80,994
17,116	Primero Mining Corp. (Canada)(b)	58,537
3,452	Schnitzer Steel Industries, Inc., Class A	81,295
13,609	Silver Standard Resources, Inc. (Canada)(b)	59,471
2,821	SunCoke Energy Partners LP	73,290

		945,163

	Pharmaceuticals—0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services—2.2%
1,540	Atlantic Tele-Network, Inc.	103,473
7,609	General Communication, Inc., Class A(b)	89,254
3,231	Hawaiian Telcom Holdco, Inc.(b)	86,914
6,668	Inteliquent, Inc.	112,222
9,380	Iridium Communications, Inc.(b)(c)	89,110
14,437	ORBCOMM, Inc.(b)	91,242
3,346	Shenandoah Telecommunications Co.	99,008
6,381	Spok Holdings, Inc.	103,627

		774,850

	Utilities—0.5%
7,107	Consolidated Water Co. Ltd. (Cayman Islands)	85,213
14,538	Star Gas Partners LP	90,717

		175,930

	Total Common Stocks and Other Equity Interests (Cost $34,052,461)	34,940,101

Number of Shares		Value
	Money Market Fund—0.2%
60,782	Invesco Premier Portfolio—Institutional Class(d) (Cost $60,782)	$60,782

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $34,113,243)—100.2%	35,000,883

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.9%
1,714,856	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $1,714,856)	1,714,856

	Total Investments (Cost $35,828,099)—105.1%	36,715,739
	Other assets less liabilities—(5.1%)	(1,775,577)

	Net Assets—100.0%	$34,940,162

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$1,643,164	$(1,643,164)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)
Assets:
Unaffiliated investments, at value(a)	$280,635,651	$928,368,389	$41,171,189	$125,402,819
Affiliated investments, at value	296,427	—	36,030	130,788

Total investments, at value	280,932,078	928,368,389	41,207,219	125,533,607
Foreign currencies, at value	—	—	—	—
Receivables:
Investments sold	2,777,249	—	—	—
Dividends	176,365	1,183,933	42,587	42,188
Expenses absorbed	—	—	—	—
Foreign tax reclaims	—	—	—	—
Securities lending	—	—	—	—
Shares sold	—	3,011,046	—	—
Other assets	1,313	3,944	1,282	1,375

Total Assets	283,887,005	932,567,312	41,251,088	125,577,170

Liabilities:
Due to custodian	173,098	708,926	946	379
Payables:
Investments purchased	—	3,004,372	—	—
Collateral upon return of securities loaned	—	—	—	—
Shares repurchased	2,749,812	—	—	—
Accrued advisory fees	114,878	376,525	4,046	26,234
Accrued trustees’ and officer’s fees	26,867	32,963	12,138	7,766
Accrued expenses	108,085	277,400	49,471	60,017

Total Liabilities	3,172,740	4,400,186	66,601	94,396

Net Assets	$280,714,265	$928,167,126	$41,184,487	$125,482,774

Net Assets Consist of:
Shares of beneficial interest	$488,100,697	$930,079,715	$43,971,708	$100,075,158
Undistributed net investment income	33,047	2,051,608	71,508	176,105
Undistributed net realized gain (loss)	(237,880,164)	(105,277,679)	(10,012,445)	(730,270)
Net unrealized appreciation	30,460,685	101,313,482	7,153,716	25,961,781

Net Assets	$280,714,265	$928,167,126	$41,184,487	$125,482,774

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,950,000	30,250,000	1,050,000	3,900,000
Net asset value	$28.21	$30.68	$39.22	$32.18

Market price	$28.20	$30.68	$39.16	$32.20

Unaffiliated investments, at cost	$250,174,966	$827,054,907	$34,017,473	$99,441,038

Affiliated investments, at cost	$296,427	$—	$36,030	$130,788

Total investments, at cost	$250,471,393	$827,054,907	$34,053,503	$99,571,826

Foreign currencies, at cost	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements

48

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$36,669,854	$24,679,086	$87,939,948	$50,850,081	$15,351,805	$30,350,440	$68,002,279	$34,940,101
8,458	374,037	477,099	1,178,834	52,911	1,129,499	2,508,571	1,775,638

36,678,312	25,053,123	88,417,047	52,028,915	15,404,716	31,479,939	70,510,850	36,715,739
—	—	—	136,078	—	—	—	—

—	—	—	—	118,684	15,390	2,502	6,790
76,121	8,135	58,690	54,517	6,014	13,984	26,783	23,621
—	—	—	—	4,883	1,091	—	—
—	—	—	—	—	—	—	465
—	—	—	3,122	—	2,519	9,057	11,752
—	—	—	—	—	—	—	—
1,292	688	1,697	1,291	1,244	1,261	1,296	1,036

36,755,725	25,061,946	88,477,434	52,223,923	15,535,541	31,514,184	70,550,488	36,759,403

354	667	2,245	82,560	440	1,162	2,715	1,787

—	—	—	—	—	24,438	—	—
—	—	—	1,178,834	—	1,072,449	2,444,020	1,714,856
—	—	—	—	—	—	—	—
2,542	252	15,818	5,284	—	—	1,838	7,165
6,687	11,627	19,011	12,978	11,251	12,498	14,080	13,850
41,054	49,717	61,012	56,791	48,624	53,244	64,372	81,583

50,637	62,263	98,086	1,336,447	60,315	1,163,791	2,527,025	1,819,241

$36,705,088	$24,999,683	$88,379,348	$50,887,476	$15,475,226	$30,350,393	$68,023,463	$34,940,162

$33,778,909	$30,454,098	$243,236,950	$87,162,439	$23,692,159	$76,643,733	$104,535,824	$125,047,553
111,687	28,557	117,133	100,460	13,250	118,886	168,659	52,904
(66,753)	(9,316,159)	(170,856,966)	(44,919,772)	(9,994,757)	(50,607,187)	(45,131,666)	(91,047,935)
2,881,245	3,833,187	15,882,231	8,544,349	1,764,574	4,194,961	8,450,646	887,640

$36,705,088	$24,999,683	$88,379,348	$50,887,476	$15,475,226	$30,350,393	$68,023,463	$34,940,162

1,200,000	650,000	2,850,000	1,900,000	450,000	1,250,000	2,700,000	2,150,000
$30.59	$38.46	$31.01	$26.78	$34.39	$24.28	$25.19	$16.25

$30.59	$38.45	$30.99	$26.79	$34.38	$24.28	$25.20	$16.23

$33,788,609	$20,923,034	$72,038,766	$42,304,895	$13,587,231	$26,155,479	$59,551,633	$34,052,461

$8,458	$296,902	$496,050	$1,178,834	$52,911	$1,129,499	$2,508,571	$1,775,638

$33,797,067	$21,219,936	$72,534,816	$43,483,729	$13,640,142	$27,284,978	$62,060,204	$35,828,099

$—	$—	$—	$136,915	$—	$—	$—	$—

$—	$—	$—	$1,139,209	$—	$1,052,434	$2,365,693	$1,643,164

49

Statements of Operations

For the six months ended October 31, 2014

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)
Investment Income:
Unaffiliated dividend income	$1,518,070	$11,306,170	$482,480	$1,123,986
Affiliated dividend income	11	44	3	7
Securities lending income	—	—	—	—
Foreign withholding tax	—	—	—	—

Total Income	1,518,081	11,306,214	482,483	1,123,993

Expenses:
Advisory fees	692,035	2,168,060	61,707	167,809
Sub-licensing	41,522	130,084	11,604	30,893
Accounting & administration fees	28,183	79,592	18,467	18,467
Professional fees	14,979	19,029	13,006	14,245
Trustees’ and officer’s fees	6,229	11,248	4,080	4,730
Custodian & transfer agent fees	3,562	9,711	3,301	3,532
Other expenses	13,536	26,874	7,460	7,682

Total Expenses	800,046	2,444,598	119,625	247,358

Less: Waivers	(124)	(355)	(36,676)	(21,765)

Net Expenses	799,922	2,444,243	82,949	225,593

Net Investment Income	718,159	8,861,971	399,534	898,400

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(6,171,199)	(3,905,629)	5,769	221
In-kind redemptions	25,594,477	46,626,018	804,152	394,967
Foreign currencies	—	—	—	—

Net realized gain (loss)	19,423,278	42,720,389	809,921	395,188

Change in net unrealized appreciation (depreciation) on:
Investment securities	7,095,630	(10,568,919)	1,394,444	9,492,012
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	7,095,630	(10,568,919)	1,394,444	9,492,012

Net realized and unrealized gain (loss)	26,518,908	32,151,470	2,204,365	9,887,200

Net increase in net assets resulting from operations	$27,237,067	$41,013,441	$2,603,899	$10,785,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements

50

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$422,931	$253,941	$780,535	$468,022	$100,223	$174,902	$503,007	$328,056
2	5,025	24,629	—	4	5	5	6
—	—	—	17,272	—	14,051	54,281	124,208
—	—	(1,755)	—	(25)	(68)	(1,229)	(1,297)

422,933	258,966	803,409	485,294	100,202	188,890	556,064	450,973

43,751	46,045	134,205	69,123	21,870	43,975	96,016	118,923
5,144	9,007	26,521	12,467	4,598	8,688	19,014	23,843
18,467	18,467	18,467	18,467	18,467	18,467	18,467	18,467
12,814	12,940	13,497	13,031	12,945	13,053	13,247	13,750
3,913	3,991	4,553	4,114	3,841	3,979	4,312	4,248
3,807	4,604	4,597	10,764	7,451	9,404	22,941	10,396
6,757	7,492	9,603	8,142	7,780	8,597	10,718	9,712

94,653	102,546	211,443	136,108	76,952	106,163	184,715	199,339

(35,838)	(40,668)	(31,029)	(43,152)	(47,587)	(47,077)	(55,643)	(32,858)

58,815	61,878	180,414	92,956	29,365	59,086	129,072	166,481

364,118	197,088	622,995	392,338	70,837	129,804	426,992	284,492

(1,884)	211,940	694,373	212,292	125,932	52,787	141,142	(3,424,946)
—	1,310,618	965,582	—	—	—	—	3,940,443
—	—	—	—	—	—	(188)	—

(1,884)	1,522,558	1,659,955	212,292	125,932	52,787	140,954	515,497

1,103,743	13,822	1,334,143	1,280,290	574,195	480,029	1,213,132	(688,585)
—	—	—	(14,517)	—	—	(9)	—

1,103,743	13,822	1,334,143	1,265,773	574,195	480,029	1,213,123	(688,585)

1,101,859	1,536,380	2,994,098	1,478,065	700,127	532,816	1,354,077	(173,088)

$1,465,977	$1,733,468	$3,617,093	$1,870,403	$770,964	$662,620	$1,781,069	$111,404

51

Statements of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$718,159	$1,071,782	$8,861,971	$14,117,950
Net realized gain (loss)	19,423,278	61,188,563	42,720,389	93,058,616
Net change in unrealized appreciation (depreciation)	7,095,630	(17,475,378)	(10,568,919)	14,932,987

Net increase in net assets resulting from operations	27,237,067	44,784,967	41,013,441	122,109,553

Distributions to Shareholders from:
Net investment income	(882,603)	(1,108,791)	(8,399,934)	(13,897,107)
Capital gains	—	—	—	—

Total distributions to shareholders	(882,603)	(1,108,791)	(8,399,934)	(13,897,107)

Shareholder Transactions:
Proceeds from shares sold	153,418,721	323,660,690	397,871,489	868,969,018
Value of shares repurchased	(184,733,478)	(294,559,223)	(303,405,773)	(750,918,793)

Net increase (decrease) in net assets resulting from shares transactions	(31,314,757)	29,101,467	94,465,716	118,050,225

Increase (Decrease) in Net Assets	(4,960,293)	72,777,643	127,079,223	226,262,671

Net Assets:
Beginning of period	285,674,558	212,896,915	801,087,903	574,825,232

End of period	$280,714,265	$285,674,558	$928,167,126	$801,087,903

Undistributed net investment income at end of period	$33,047	$197,491	$2,051,608	$1,589,571

Changes in Shares Outstanding:
Shares sold	5,650,000	13,350,000	13,050,000	32,150,000
Shares repurchased	(6,850,000)	(12,200,000)	(9,950,000)	(27,800,000)
Shares outstanding, beginning of period	11,150,000	10,000,000	27,150,000	22,800,000

Shares outstanding, end of period	9,950,000	11,150,000	30,250,000	27,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements

52

PowerShares Fundamental Pure Large Core Portfolio (PXLC)		PowerShares Fundamental Pure Large Growth Portfolio (PXLG)		PowerShares Fundamental Pure Large Value Portfolio (PXLV)		PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$399,534	$628,419	$898,400	$1,734,307	$364,118	$286,110	$197,088	$312,711
809,921	3,306,997	395,188	2,797,144	(1,884)	741,217	1,522,558	2,534,338
1,394,444	2,610,982	9,492,012	13,154,514	1,103,743	1,060,399	13,822	2,159,025

2,603,899	6,546,398	10,785,600	17,685,965	1,465,977	2,087,726	1,733,468	5,006,074

(358,974)	(612,506)	(924,593)	(2,133,201)	(299,443)	(263,618)	(208,420)	(309,864)
—	—	—	(65,835)	—	(7,335)	—	—

(358,974)	(612,506)	(924,593)	(2,199,036)	(299,443)	(270,953)	(208,420)	(309,864)

1,927,148	21,427,256	10,864,638	30,772,536	20,837,863	8,206,110	—	17,246,882
(3,757,982)	(14,464,293)	(1,564,595)	(22,754,152)	(29)	(2,871,073)	(7,392,512)	(10,844,266)

(1,830,834)	6,962,963	9,300,043	8,018,384	20,837,834	5,335,037	(7,392,512)	6,402,616

414,091	12,896,855	19,161,050	23,505,313	22,004,368	7,151,810	(5,867,464)	11,098,826

40,770,396	27,873,541	106,321,724	82,816,411	14,700,720	7,548,910	30,867,147	19,768,321

$41,184,487	$40,770,396	$125,482,774	$106,321,724	$36,705,088	$14,700,720	$24,999,683	$30,867,147

$71,508	$30,948	$176,105	$202,298	$111,687	$47,012	$28,557	$39,889

50,000	600,000	350,000	1,100,000	700,000	300,000	—	500,000
(100,000)	(400,000)	(50,001)	(800,000)	(1)	(100,000)	(200,000)	(300,000)
1,100,000	900,000	3,600,001	3,300,001	500,001	300,001	850,000	650,000

1,050,000	1,100,000	3,900,000	3,600,001	1,200,000	500,001	650,000	850,000

53

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)		PowerShares Fundamental Pure Mid Value Portfolio (PXMV)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$622,995	$1,029,330	$392,338	$572,308
Net realized gain	1,659,955	6,742,034	212,292	3,996,687
Net change in unrealized appreciation (depreciation)	1,334,143	5,747,374	1,265,773	3,640,616

Net increase in net assets resulting from operations	3,617,093	13,518,738	1,870,403	8,209,611

Distributions to Shareholders from:
Net investment income	(703,536)	(1,178,058)	(351,409)	(549,786)

Shareholder Transactions:
Proceeds from shares sold	—	24,086,636	6,659,517	18,202,301
Value of shares repurchased	(6,089,348)	(26,973,280)	—	(11,473,851)

Net increase (decrease) in net assets resulting from shares transactions	(6,089,348)	(2,886,644)	6,659,517	6,728,450

Increase (Decrease) in Net Assets	(3,175,791)	9,454,036	8,178,511	14,388,275

Net Assets:
Beginning of period	91,555,139	82,101,103	42,708,965	28,320,690

End of period	$88,379,348	$91,555,139	$50,887,476	$42,708,965

Undistributed net investment income at end of period	$117,133	$197,674	$100,460	$59,531

Changes in Shares Outstanding:
Shares sold	—	800,000	250,000	750,000
Shares repurchased	(200,000)	(900,000)	—	(450,000)
Shares outstanding, beginning of period	3,050,000	3,150,000	1,650,000	1,350,000

Shares outstanding, end of period	2,850,000	3,050,000	1,900,000	1,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements

54

PowerShares Fundamental Pure Small Core Portfolio (PXSC)		PowerShares Fundamental Pure Small Growth Portfolio (PXSG)		PowerShares Fundamental Pure Small Value Portfolio (PXSV)		PowerShares Zacks Micro Cap Portfolio (PZI)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$70,837	$166,719	$129,804	$252,303	$426,992	$751,850	$284,492	$701,465
125,932	2,710,573	52,787	2,796,204	140,954	8,481,682	515,497	10,130,819
574,195	(109,024)	480,029	2,457,284	1,213,123	3,919,701	(688,585)	(1,734,740)

770,964	2,768,268	662,620	5,505,791	1,781,069	13,153,233	111,404	9,097,544

(79,384)	(198,389)	(184,438)	(268,388)	(334,642)	(729,968)	(597,123)	(512,267)

—	9,749,513	—	8,700,003	1,201,255	28,894,203	11,123,940	48,525,479
—	(12,825,382)	—	(10,711,283)	—	(24,025,732)	(37,479,590)	(37,384,029)

—	(3,075,869)	—	(2,011,280)	1,201,255	4,868,471	(26,355,650)	11,141,450

691,580	(505,990)	478,182	3,226,123	2,647,682	17,291,736	(26,841,369)	19,726,727

14,783,646	15,289,636	29,872,211	26,646,088	65,375,781	48,084,045	61,781,531	42,054,804

$15,475,226	$14,783,646	$30,350,393	$29,872,211	$68,023,463	$65,375,781	$34,940,162	$61,781,531

$13,250	$21,797	$118,886	$173,520	$168,659	$76,309	$52,904	$365,535

—	300,000	—	350,000	50,000	1,150,000	650,000	3,050,000
—	(400,000)	—	(450,000)	—	(950,000)	(2,300,000)	(2,350,000)
450,000	550,000	1,250,000	1,350,000	2,650,000	2,450,000	3,800,000	3,100,000

450,000	450,000	1,250,000	1,250,000	2,700,000	2,650,000	2,150,000	3,800,000

55

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$25.62		$21.29	$18.73	$17.63	$14.91	$11.03
Net investment income(a)	0.07		0.10	0.21	0.15	0.11	0.06
Net realized and unrealized gain on investments	2.61		4.34	2.55	1.09	2.72	3.91
Total from investment operations	2.68		4.44	2.76	1.24	2.83	3.97
Distributions to shareholders from:
Net investment income	(0.09)		(0.11)	(0.20)	(0.14)	(0.11)	(0.09)
Net asset value at end of period	$28.21		$25.62	$21.29	$18.73	$17.63	$14.91
Market price at end of period(b)	$28.20		$25.62	$21.28	$18.72	$17.63	$14.91
Net Asset Value Total Return(c)	10.46%		20.91%	14.91%	7.18%	19.08%	36.15%
Market Price Total Return(c)	10.42%		20.96%	14.92%	7.12%	19.08%	36.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,714		$285,675	$212,897	$191,013	$196,574	$230,334
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.58%	0.59%	0.61%	0.63%	0.61%
Expenses, prior to Waivers	0.58	%(d)	0.58%	0.59%	0.62%	0.64%	0.61%
Net investment income, after Waivers	0.52	%(d)	0.43%	1.08%	0.89%	0.73%	0.45%
Portfolio turnover rate(e)	75%		123%	47%	64%	45%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$29.51		$25.21	$20.73	$20.35	$18.05	$13.54
Net investment income(a)	0.31		0.55	0.52	0.46	0.40	0.39
Net realized and unrealized gain on investments	1.15		4.30	4.48	0.38	2.33	4.52
Total from investment operations	1.46		4.85	5.00	0.84	2.73	4.91
Distributions to shareholders from:
Net investment income	(0.29)		(0.55)	(0.52)	(0.46)	(0.43)	(0.40)
Net asset value at end of period	$30.68		$29.51	$25.21	$20.73	$20.35	$18.05
Market price at end of period(b)	$30.68		$29.49	$25.22	$20.71	$20.36	$18.05
Net Asset Value Total Return(c)	4.96%		19.48%	24.55%	4.34%	15.50%	36.69%
Market Price Total Return(c)	5.03%		19.35%	24.72%	4.20%	15.49%	36.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$928,167		$801,088	$574,825	$419,740	$422,319	$349,265
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.57%	0.59%	0.59%	0.61%	0.63%
Expenses, prior to Waivers	0.56	%(d)	0.57%	0.59%	0.59%	0.61%	0.60%
Net investment income, after Waivers	2.04	%(d)	2.04%	2.36%	2.39%	2.22%	2.46%
Portfolio turnover rate(e)	36%		103%	58%	41%	40%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights (continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$37.06		$30.97	$26.66	$26.42	$23.26	$17.56
Net investment income(a)	0.36		0.63	0.65	0.57	0.37	0.27
Net realized and unrealized gain on investments	2.13		6.03	4.35	0.32	3.16	5.74
Total from investment operations	2.49		6.66	5.00	0.89	3.53	6.01
Distributions to shareholders from:
Net investment income	(0.33)		(0.57)	(0.69)	(0.65)	(0.37)	(0.31)
Net asset value at end of period	$39.22		$37.06	$30.97	$26.66	$26.42	$23.26
Market price at end of period(b)	$39.16		$37.08	$30.98	$26.66	$26.42	$23.26
Net Asset Value Total Return(c)	6.71%		21.69%	19.10%	3.64%	15.40%	34.56%
Market Price Total Return(c)	6.50%		21.72%	19.15%	3.64%	15.40%	34.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,184		$40,770	$27,874	$25,326	$35,673	$38,376
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.43%	0.65%	0.65%
Expenses, prior to Waivers	0.56	%(d)	0.60%	0.80%	0.90%	0.99%	0.88%
Net investment income, after Waivers	1.88	%(d)	1.85%	2.38%	2.32%	1.61%	1.32%
Portfolio turnover rate(e)	1%		38%	43%	58%	41%	62%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,		For the Period June 13, 2011(a) Through April 30, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.53		$25.10	$22.20	$20.00
Net investment income(b)	0.24		0.50	0.39	0.28
Net realized and unrealized gain on investments	2.66		4.57	2.87	2.09
Total from investment operations	2.90		5.07	3.26	2.37
Distributions to shareholders from:
Net investment income	(0.25)		(0.62)	(0.36)	(0.17)
Capital gains	—		(0.02)	—	—
Total distributions	(0.25)		(0.64)	(0.36)	(0.17)
Net asset value at end of period	$32.18		$29.53	$25.10	$22.20
Market price at end of period(c)	$32.20		$29.52	$25.08	$22.19
Net Asset Value Total Return(d)	9.84%		20.54%	14.87%	11.99	%(e)
Market Price Total Return(d)	9.95%		20.59%	14.83%	11.94	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$125,483		$106,322	$82,816	$4,440
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.43	%(f)	0.45%	0.79%	7.69	%(f)
Net investment income, after Waivers	1.55	%(f)	1.84%	1.63%	1.54	%(f)
Portfolio turnover rate(g)	1%		22%	90%	3%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 13.81%. The market price total return from Fund Inception to April 30, 2012 was 13.87%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights (continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,		For the Period June 13, 2011(a) Through April 30, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.40		$25.16	$20.37	$20.00
Net investment income(b)	0.36		0.63	0.52	0.39
Net realized and unrealized gain on investments	1.13		4.17	4.77	0.33
Total from investment operations	1.49		4.80	5.29	0.72
Distributions to shareholders from:
Net investment income	(0.30)		(0.54)	(0.50)	(0.35)
Capital gains	—		(0.02)	—	—
Total distributions	(0.30)		(0.56)	(0.50)	(0.35)
Net asset value at end of period	$30.59		$29.40	$25.16	$20.37
Market price at end of period(c)	$30.59		$29.39	$25.16	$20.35
Net Asset Value Total Return(d)	5.07%		19.27%	26.41%	3.80	%(e)
Market Price Total Return(d)	5.10%		19.23%	26.53%	3.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,705		$14,701	$7,549	$8,148
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.63	%(f)	1.05%	2.10%	2.87	%(f)
Net investment income, after Waivers	2.41	%(f)	2.32%	2.43%	2.38	%(f)
Portfolio turnover rate(g)	1%		23%	9%	2%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 5.17%. The market price total return from Fund Inception to April 30, 2012 was 5.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$36.31		$30.41	$26.60	$27.15	$23.05	$16.30
Net investment income(a)	0.24		0.40	0.43	0.29	0.21	0.18
Net realized and unrealized gain (loss) on investments	2.16		5.90	3.80	(0.57)	4.10	6.73
Total from investment operations	2.40		6.30	4.23	(0.28)	4.31	6.91
Distributions to shareholders from:
Net investment income	(0.25)		(0.40)	(0.42)	(0.27)	(0.21)	(0.16)
Net asset value at end of period	$38.46		$36.31	$30.41	$26.60	$27.15	$23.05
Market price at end of period(b)	$38.45		$36.25	$30.39	$26.62	$27.15	$23.04
Net Asset Value Total Return(c)	6.60%		20.85%	16.16%	(0.93)%	18.84%	42.59%
Market Price Total Return(c)	6.75%		20.73%	16.00%	(0.85)%	18.89%	42.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,000		$30,867	$19,768	$18,623	$23,081	$25,353
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.43%	0.65%	0.65%
Expenses, prior to Waivers	0.65	%(d)	0.69%	1.00%	1.01%	1.20%	1.11%
Net investment income, after Waivers	1.24	%(d)	1.19%	1.58%	1.16%	0.88%	0.92%
Portfolio turnover rate(e)	2%		50%	38%	83%	47%	76%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights (continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$30.02		$26.06	$22.65	$24.13	$19.11	$13.87
Net investment income (loss)(a)	0.21		0.33	0.26	0.13	(0.01)	0.00	(b)
Net realized and unrealized gain (loss) on investments	1.01		4.01	3.38	(1.53)	5.09	5.25
Total from investment operations	1.22		4.34	3.64	(1.40)	5.08	5.25
Distributions to shareholders from:
Net investment income	(0.23)		(0.38)	(0.23)	(0.08)	—	(0.00	)(b)
Return of capital	—		—	—	—	(0.06)	(0.01)
Total distributions	(0.23)		(0.38)	(0.23)	(0.08)	(0.06)	(0.01)
Net asset value at end of period	$31.01		$30.02	$26.06	$22.65	$24.13	$19.11
Market price at end of period(c)	$30.99		$29.99	$26.04	$22.63	$24.13	$19.10
Net Asset Value Total Return(d)	4.08%		16.80%	16.23%	(5.74)%	26.61%	37.89%
Market Price Total Return(d)	4.12%		16.77%	16.25%	(5.83)%	26.67%	38.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,379		$91,555	$82,101	$87,203	$130,290	$128,044
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.43%	0.63%	0.63%
Expenses, prior to Waivers	0.46	%(e)	0.45%	0.54%	0.55%	0.69%	0.66%
Net investment income (loss), after Waivers	1.35	%(e)	1.19%	1.14%	0.61%	(0.06)%	0.03%
Portfolio turnover rate(f)	2%		33%	33%	75%	49%	75%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$25.88		$20.98	$17.06	$17.07	$15.37	$11.16
Net investment income(a)	0.22		0.37	0.37	0.25	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.88		4.87	3.94	(0.03)	1.70	4.24
Total from investment operations	1.10		5.24	4.31	0.22	1.85	4.47
Distributions to shareholders from:
Net investment income	(0.20)		(0.34)	(0.39)	(0.23)	(0.15)	(0.26)
Net asset value at end of period	$26.78		$25.88	$20.98	$17.06	$17.07	$15.37
Market price at end of period(b)	$26.79		$25.87	$20.98	$17.04	$17.07	$15.36
Net Asset Value Total Return(c)	4.24%		25.19%	25.74%	1.42%	12.16%	40.58%
Market Price Total Return(c)	4.31%		25.14%	25.89%	1.30%	12.24%	40.88%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,887		$42,709	$28,321	$32,408	$40,970	$43,818
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)(e)	0.39%	0.39%	0.43%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(d)(e)	0.62%	0.82%	0.79%	0.91%	0.84%
Net investment income, after Waivers	1.65	%(d)	1.56%	2.08%	1.57%	0.99%	1.76%
Portfolio turnover rate(f)	2%		33%	25%	83%	65%	86%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights (continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$32.85		$27.80	$24.21	$25.32	$21.07	$15.03
Net investment income(a)	0.16		0.33	0.46	0.22	0.09	0.11
Net realized and unrealized gain (loss) on investments	1.56		5.12	3.60	(1.18)	4.25	6.08
Total from investment operations	1.72		5.45	4.06	(0.96)	4.34	6.19
Distributions to shareholders from:
Net investment income	(0.18)		(0.40)	(0.47)	(0.15)	(0.09)	(0.14)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.18)		(0.40)	(0.47)	(0.15)	(0.09)	(0.15)
Net asset value at end of period	$34.39		$32.85	$27.80	$24.21	$25.32	$21.07
Market price at end of period(b)	$34.38		$32.84	$27.76	$24.18	$25.33	$21.05
Net Asset Value Total Return(c)	5.23%		19.76%	17.05%	(3.70)%	20.64%	41.37%
Market Price Total Return(c)	5.24%		19.90%	17.03%	(3.85)%	20.80%	41.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,475		$14,784	$15,290	$15,735	$18,991	$18,960
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)(e)	0.39%	0.39%	0.43%	0.65%	0.65%
Expenses, prior to Waivers	1.02	%(d)(e)	0.94%	1.22%	1.25%	1.41%	1.26%
Net investment income, after Waivers	0.94	%(d)	1.06%	1.88%	0.97%	0.42%	0.59%
Portfolio turnover rate(f)	2%		50%	45%	97%	68%	93%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$23.90		$19.74		$17.66		$19.03	$14.12	$10.49
Net investment income (loss)(a)	0.10		0.20		0.13		0.07	(0.05)	0.05
Net realized and unrealized gain (loss) on investments	0.43		4.17		2.08		(1.44)	4.96	3.67
Total from investment operations	0.53		4.37		2.21		(1.37)	4.91	3.72
Distributions to shareholders from:
Net investment income	(0.15)		(0.21)		(0.13)		—	—	(0.07)
Return of capital	—		—		—		—	—	(0.02)
Total distributions	(0.15)		(0.21)		(0.13)		—	—	(0.09)
Net asset value at end of period	$24.28		$23.90		$19.74		$17.66	$19.03	$14.12
Market price at end of period(b)	$24.28		$23.89		$19.72		$17.64	$19.05	$14.10
Net Asset Value Total Return(c)	2.19%		22.31%		12.63%		(7.20)%	34.77%	35.60%
Market Price Total Return(c)	2.24%		22.38%		12.65%		(7.40)%	35.11%	35.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,350		$29,872		$26,646		$30,913	$109,451	$32,473
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)(e)	0.39	%(e)	0.39	%(e)	0.48%	0.63%	0.63%
Expenses, prior to Waivers	0.70	%(d)(e)	0.70	%(e)	0.92	%(e)	0.69%	0.93%	0.94%
Net investment income (loss), after Waivers	0.86	%(d)	0.90%		0.72%		0.41%	(0.37)%	0.41%
Portfolio turnover rate(f)	2%		39%		39%		189%	57%	113%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights (continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$24.67		$19.63	$16.35	$17.07	$14.64	$10.38
Net investment income(a)	0.16		0.30	0.32	0.19	0.16	0.09
Net realized and unrealized gain (loss) on investments	0.49		5.03	3.31	(0.72)	2.45	4.25
Total from investment operations	0.65		5.33	3.63	(0.53)	2.61	4.34
Distributions to shareholders from:
Net investment income	(0.13)		(0.29)	(0.35)	(0.19)	(0.18)	(0.08)
Net asset value at end of period	$25.19		$24.67	$19.63	$16.35	$17.07	$14.64
Market price at end of period(b)	$25.20		$24.68	$19.61	$16.33	$17.08	$14.62
Net Asset Value Total Return(c)	2.62%		27.29%	22.56%	(3.01)%	18.03%	42.03%
Market Price Total Return(c)	2.62%		27.47%	22.58%	(3.18)%	18.26%	42.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,023		$65,376	$48,084	$52,312	$72,540	$72,453
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.43%	0.63%	0.63%
Expenses, prior to Waivers	0.56	%(d)	0.54%	0.70%	0.64%	0.80%	0.74%
Net investment income, after Waivers	1.29	%(d)	1.31%	1.87%	1.28%	1.14%	0.73%
Portfolio turnover rate(e)	2%		43%	31%	109%	90%	116%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$16.26		$13.57	$11.34	$12.53	$11.69	$8.10
Net investment income(a)	0.10		0.20	0.20	0.10	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.08		2.65	2.25	(1.16)	0.88	3.62
Total from investment operations	0.18		2.85	2.45	(1.06)	0.92	3.66
Distributions to shareholders from:
Net investment income	(0.19)		(0.16)	(0.22)	(0.13)	(0.08)	(0.07)
Net asset value at end of period	$16.25		$16.26	$13.57	$11.34	$12.53	$11.69
Market price at end of period(b)	$16.23		$16.25	$13.54	$11.32	$12.52	$11.68
Net Asset Value Total Return(c)	1.08%		21.06%	21.95%	(8.34)%	7.97%	45.49%
Market Price Total Return(c)	1.02%		21.25%	21.90%	(8.42)%	7.97%	45.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,940		$61,782	$42,055	$34,019	$98,964	$53,758
Ratio to average net assets of:
Expenses, after Waivers(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers(d)	0.84	%(e)	0.79%	0.98%	0.92%	0.85%	0.93%
Net investment income, after Waivers	1.20	%(e)	1.29%	1.72%	0.92%	0.39%	0.38%
Portfolio turnover rate(f)	51%		123%	96%	67%	61%	78%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2014, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	“Dynamic Large Cap Growth Portfolio”
PowerShares Dynamic Large Cap Value Portfolio (PWV)	“Dynamic Large Cap Value Portfolio”
PowerShares Fundamental Pure Large Core Portfolio (PXLC)	“Fundamental Pure Large Core Portfolio”
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	“Fundamental Pure Large Growth Portfolio”
PowerShares Fundamental Pure Large Value Portfolio (PXLV)	“Fundamental Pure Large Value Portfolio”
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	“Fundamental Pure Mid Core Portfolio”
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	“Fundamental Pure Mid Growth Portfolio”
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	“Fundamental Pure Mid Value Portfolio”
PowerShares Fundamental Pure Small Core Portfolio (PXSC)	“Fundamental Pure Small Core Portfolio”
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	“Fundamental Pure Small Growth Portfolio”
PowerShares Fundamental Pure Small Value Portfolio (PXSV)	“Fundamental Pure Small Value Portfolio”
PowerShares Zacks Micro Cap Portfolio (PZI)	“Zacks Micro Cap Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index
Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index
Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index
Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index
Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index
Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index
Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index
Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index
Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index
Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Fundamental Pure Large Growth Portfolio and Fundamental Pure Large Value Portfolio are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Core Risk. For Fundamental Pure Large Core Portfolio, Fundamental Pure Mid Core Portfolio and Fundamental Pure Small Core Portfolio, the returns on “core” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Small and Medium Capitalization Company Risk. For Fundamental Pure Mid Core Portfolio, Fundamental Pure Mid Growth Portfolio, Fundamental Pure Mid Value Portfolio, Fundamental Pure Small Core Portfolio, Fundamental Pure Small Growth Portfolio and Fundamental Pure Small Value Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. For Dynamic Large Cap Growth Portfolio, Fundamental Pure Large Growth Portfolio, Fundamental Pure Mid Growth Portfolio and Fundamental Pure Small Growth Portfolio, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Micro Capitalization Company Risk. Zacks Micro Cap Portfolio’s investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

REIT Risk. For each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio), although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

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Value Risk. For Dynamic Large Cap Value Portfolio, Fundamental Pure Large Value Portfolio, Fundamental Pure Mid Value Portfolio and Fundamental Pure Small Value Portfolio, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-month period ended October 31, 2014, Fundamental Pure Mid Value Portfolio, Fundamental Pure Small Growth Portfolio, Fundamental Pure Small Value Portfolio and Zacks Micro Cap Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of

65

the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2015. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2015, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Offering costs excluded from each Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2015. The Expense Agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Large Cap Growth Portfolio and Dynamic Large Cap Value Portfolio.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended October 31, 2014, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth Portfolio	$124
Dynamic Large Cap Value Portfolio	355
Fundamental Pure Large Core Portfolio	36,676
Fundamental Pure Large Growth Portfolio	21,765
Fundamental Pure Large Value Portfolio	35,838
Fundamental Pure Mid Core Portfolio	40,668
Fundamental Pure Mid Growth Portfolio	31,029
Fundamental Pure Mid Value Portfolio	43,152
Fundamental Pure Small Core Portfolio	47,587
Fundamental Pure Small Growth Portfolio	47,077
Fundamental Pure Small Value Portfolio	55,643
Zacks Micro Cap Portfolio	32,858

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

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For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2014 are as follows:

	Total Potential Recapture Amount	Potential Recapture Amounts Expiring
		04/30/15	04/30/16	04/30/17	10/31/17
Fundamental Pure Large Core Portfolio	$273,082	$58,805	$105,264	$72,372	$36,641
Fundamental Pure Large Growth Portfolio	263,148	91,755	94,097	55,612	21,684
Fundamental Pure Large Value Portfolio	308,030	91,491	99,141	81,582	35,816
Fundamental Pure Mid Core Portfolio	290,221	60,267	109,592	79,739	40,623
Fundamental Pure Mid Growth Portfolio	267,219	65,801	117,856	52,602	30,960
Fundamental Pure Mid Value Portfolio	309,653	56,205	125,577	84,721	43,150
Fundamental Pure Small Core Portfolio	312,490	61,683	114,500	88,766	47,541
Fundamental Pure Small Growth Portfolio	344,249	66,139	142,898	88,188	47,024
Fundamental Pure Small Value Portfolio	349,295	60,052	145,112	88,541	55,590
Zacks Micro Cap Portfolio	220,014	50,688	86,324	50,214	32,788

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Large Cap Growth Portfolio	NYSE Arca, Inc.
Dynamic Large Cap Value Portfolio	NYSE Arca, Inc.
Fundamental Pure Large Core Portfolio	Research Affiliates, LLC
Fundamental Pure Large Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Large Value Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Core Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Value Portfolio	Research Affiliates, LLC
Fundamental Pure Small Core Portfolio	Research Affiliates, LLC
Fundamental Pure Small Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Small Value Portfolio	Research Affiliates, LLC
Zacks Micro Cap Portfolio	Zacks Investment Research

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in, and earnings from, its investments in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2014.

Fundamental Pure Mid Core Portfolio

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2014	Dividend Income
Invesco Ltd.	$353,579	$4,950	$(90,672)	$25,657	$20,736	$314,250	$5,021

67

Fundamental Pure Mid Growth Portfolio

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2014	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$417,084	$1,770	$(29,260)	$(1,937)	$(786)	$386,871	$24,623

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Fundamental Pure Small Growth Portfolio
Equity Securities	$31,479,939	$0	$—	$31,479,939

Fundamental Pure Small Value Portfolio
Equity Securities	$70,444,221	$—	$66,629	$70,510,850

Zacks Micro Cap Portfolio
Equity Securities	$36,713,530	$—	$2,209	$36,715,739

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

68

The following Funds had capital loss carryforwards as of April 30, 2014, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short- Term	Long- Term	Total*	Utilized	Expiring
Dynamic Large Cap Growth Portfolio	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$15,645,106	$—	$256,926,405	$2,545,279	$191,864
Dynamic Large Cap Value Portfolio	1,378,743	2,783,761	22,558,581	56,819,182	17,964,198	29,535,406	7,209,548	138,249,419	—	70,814
Fundamental Pure Large Core Portfolio	—	87,112	2,328,337	5,621,834	1,626,267	1,058,078	—	10,721,628	37,665	—
Fundamental Pure Large Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Fundamental Pure Large Value Portfolio	—	—	—	—	—	—	—	—	—	—
Fundamental Pure Mid Core Portfolio	—	628,828	3,815,763	3,611,366	741,893	1,482,320	12,280	10,292,450	147,225	—
Fundamental Pure Mid Growth Portfolio	8,055,857	5,112,579	54,769,394	82,364,246	12,021,724	7,286,499	895,020	170,505,319	—	422,220
Fundamental Pure Mid Value Portfolio	2,384,765	5,347,255	12,697,113	18,996,863	2,751,107	2,681,305	15,979	44,874,387	158,728	237,806
Fundamental Pure Small Core Portfolio	—	1,028,299	2,738,120	2,009,294	2,491,519	1,324,219	186,315	9,777,766	—	—
Fundamental Pure Small Growth Portfolio	13,094,039	6,666,558	9,888,431	10,392,627	4,547,805	4,797,048	290,655	49,677,163	—	823,782
Fundamental Pure Small Value Portfolio	3,929,009	8,615,687	16,547,947	9,588,502	5,376,983	588,434	—	44,646,562	581,242	703,862
Zacks Micro Cap Portfolio	15,172,527	14,330,930	28,782,755	12,380,833	7,234,973	12,284,744	868,129	91,054,891	—	1,951,245

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$209,353,880	$210,518,932
Dynamic Large Cap Value Portfolio	316,188,767	313,793,098
Fundamental Pure Large Core Portfolio	410,102	364,753
Fundamental Pure Large Growth Portfolio	1,756,350	1,242,013
Fundamental Pure Large Value Portfolio	320,671	240,460
Fundamental Pure Mid Core Portfolio	687,737	672,040
Fundamental Pure Mid Growth Portfolio	1,853,676	1,831,961
Fundamental Pure Mid Value Portfolio	790,396	767,674
Fundamental Pure Small Core Portfolio	370,472	440,238
Fundamental Pure Small Growth Portfolio	724,078	743,251
Fundamental Pure Small Value Portfolio	1,607,810	1,369,543
Zacks Micro Cap Portfolio	24,437,647	24,722,429

69

For the six-month period ended October 31, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Large Cap Growth Portfolio	$153,263,082	$183,496,537
Dynamic Large Cap Value Portfolio	396,105,302	303,236,502
Fundamental Pure Large Core Portfolio	1,925,041	3,751,879
Fundamental Pure Large Growth Portfolio	10,333,467	1,567,962
Fundamental Pure Large Value Portfolio	20,795,303	—
Fundamental Pure Mid Core Portfolio	—	7,391,714
Fundamental Pure Mid Growth Portfolio	—	6,088,838
Fundamental Pure Mid Value Portfolio	6,646,020	—
Fundamental Pure Small Core Portfolio	—	—
Fundamental Pure Small Growth Portfolio	—	—
Fundamental Pure Small Value Portfolio	1,196,318	—
Zacks Micro Cap Portfolio	11,085,645	37,340,719

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$250,848,430	$30,083,648	$33,109,418	$(3,025,770)
Dynamic Large Cap Value Portfolio	831,062,093	97,306,296	111,779,165	(14,472,869)
Fundamental Pure Large Core Portfolio	34,134,529	7,072,690	7,552,101	(479,411)
Fundamental Pure Large Growth Portfolio	99,702,133	25,831,474	26,009,342	(177,868)
Fundamental Pure Large Value Portfolio	33,846,115	2,832,197	3,116,385	(284,188)
Fundamental Pure Mid Core Portfolio	21,269,721	3,783,402	4,368,422	(585,020)
Fundamental Pure Mid Growth Portfolio	72,787,126	15,629,921	17,989,868	(2,359,947)
Fundamental Pure Mid Value Portfolio	43,733,344	8,295,571	10,222,215	(1,926,644)
Fundamental Pure Small Core Portfolio	13,673,998	1,730,718	2,372,030	(641,312)
Fundamental Pure Small Growth Portfolio	27,410,918	4,069,021	6,005,862	(1,936,841)
Fundamental Pure Small Value Portfolio	62,705,289	7,805,561	12,489,178	(4,683,617)
Zacks Micro Cap Portfolio	36,067,484	648,255	3,310,615	(2,662,360)

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and Officer of the Funds. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

70

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

71

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

In addition to the fees and expenses which the PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Zacks Micro Cap Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in each Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB)
Actual	$1,000.00	$1,104.59	0.58%	$3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
PowerShares Dynamic Large Cap Value Portfolio (PWV)
Actual	1,000.00	1,049.59	0.56	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
PowerShares Fundamental Pure Large Core Portfolio (PXLC)
Actual	1,000.00	1,067.14	0.39	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)
Actual	1,000.00	1,098.09	0.39	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Large Value Portfolio (PXLV)
Actual	1,000.00	1,050.71	0.39	2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

72

Fees and Expenses (continued)

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
Actual	$1,000.00	$1,066.03	0.39%	$2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)
Actual	1,000.00	1,040.82	0.39	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)
Actual	1,000.00	1,042.36	0.39	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Small Core Portfolio (PXSC)
Actual	1,000.00	1,052.33	0.39	2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)
Actual	1,000.00	1,021.92	0.39	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Small Value Portfolio (PXSV)
Actual	1,000.00	1,026.17	0.39	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Zacks Micro Cap Portfolio (PZI)
Actual	1,000.00	1,010.80	0.70	3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-5
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2014

2014 Semi-Annual Report to Shareholders

PPA	PowerShares Aerospace & Defense Portfolio

PZD	PowerShares CleantechTM Portfolio

PDP	PowerShares DWA Momentum Portfolio

PSP	PowerShares Global Listed Private Equity Portfolio

PGJ	PowerShares Golden Dragon China Portfolio

PBP	PowerShares S&P 500 BuyWrite Portfolio

SPHQ	PowerShares S&P 500® High Quality Portfolio

PHO	PowerShares Water Resources Portfolio

PBW	PowerShares WilderHill Clean Energy Portfolio

PUW	PowerShares WilderHill Progressive Energy Portfolio

2

Portfolio Composition

PowerShares Aerospace & Defense Portfolio (PPA)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Aerospace & Defense	79.2
IT Services	8.0
Communications Equipment	4.2
Containers & Packaging	3.4
Electronic Equipment, Instruments & Components	2.5
Machinery	1.5
Diversified Telecommunication Services	0.8
Trading Companies & Distributors	0.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—79.2%
24,258	AAR Corp.	$642,837
14,208	Aerovironment, Inc.(b)	435,475
19,426	Alliant Techsystems, Inc.	2,272,065
4,813	American Science & Engineering, Inc.	266,159
76,134	Boeing Co. (The)	9,509,898
16,296	Cubic Corp.	786,119
45,944	DigitalGlobe, Inc.(b)	1,313,539
6,629	Ducommun, Inc.(b)	175,072
10,718	Engility Holdings, Inc.(b)	463,017
19,430	Esterline Technologies Corp.(b)	2,275,447
114,562	Exelis, Inc.	2,044,932
35,708	GenCorp, Inc.(b)	605,608
71,305	General Dynamics Corp.	9,965,587
40,466	HEICO Corp.	2,194,876
58,601	Hexcel Corp.(b)	2,454,796
104,330	Honeywell International, Inc.	10,028,200
29,544	Huntington Ingalls Industries, Inc.	3,126,346
22,853	KEYW Holding Corp. (The)(b)	231,958
35,129	Kratos Defense & Security Solutions, Inc.(b)	244,849
52,457	L-3 Communications Holdings, Inc.	6,371,427
7,936	LMI Aerospace, Inc.(b)	104,596
54,876	Lockheed Martin Corp.	10,457,719
26,203	Moog, Inc., Class A(b)	2,005,578
53,426	Northrop Grumman Corp.	7,370,651
36,859	Orbital Sciences Corp.(b)	969,392
30,601	Precision Castparts Corp.	6,753,641
68,727	Raytheon Co.	7,139,361
78,151	Rockwell Collins, Inc.	6,576,407

Number of Shares		Value
	Common Stocks (continued)
	Aerospace & Defense (continued)
6,162	Sparton Corp.(b)	$166,990
31,957	TASER International, Inc.(b)	602,070
22,830	Teledyne Technologies, Inc.(b)	2,365,873
169,844	Textron, Inc.	7,053,621
31,941	TransDigm Group, Inc.	5,973,925
31,282	Triumph Group, Inc.	2,178,166
92,291	United Technologies Corp.	9,875,137
6,083	Vectrus, Inc.(b)	148,668

		125,150,002

	Communications Equipment—4.2%
9,754	Comtech Telecommunications Corp.	371,335
63,562	Harris Corp.	4,423,915
28,416	ViaSat, Inc.(b)	1,779,978

		6,575,228

	Containers & Packaging—3.4%
84,215	Ball Corp.	5,425,972

	Diversified Telecommunication Services—0.8%
64,124	Intelsat SA(b)	1,247,853

	Electronic Equipment, Instruments & Components—2.5%
86,217	FLIR Systems, Inc.	2,890,856
20,660	Mercury Systems, Inc.(b)	288,827
12,043	OSI Systems, Inc.(b)	853,608

		4,033,291

	IT Services—8.0%
91,553	Booz Allen Hamilton Holding Corp., Class A	2,412,422
14,305	CACI International, Inc., Class A(b)	1,177,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Aerospace & Defense Portfolio (PPA) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
88,246	Computer Sciences Corp.	$5,330,058
45,039	Leidos Holdings, Inc.	1,647,076
22,672	ManTech International Corp., Class A	638,444
28,604	Science Applications International Corp.	1,399,022

		12,604,180

	Machinery—1.5%
51,716	Oshkosh Corp.	2,314,808

	Trading Companies & Distributors—0.4%
16,481	Kaman Corp.	709,672

	Total Common Stocks (Cost $136,141,142)	158,061,006

	Money Market Fund—0.1%
97,480	Invesco Premier Portfolio—Institutional Class(c) (Cost $97,480)	97,480

	Total Investments (Cost $136,238,622)—100.1%	158,158,486
	Other assets less liabilities—(0.1%)	(110,734)

	Net Assets—100.0%	$158,047,752

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares Cleantech™ Portfolio (PZD)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Electrical Equipment	18.7
Machinery	17.5
Chemicals	8.7
Software	8.0
Industrial Conglomerates	7.1
Electronic Equipment, Instruments & Components	6.4
Professional Services	6.3
Auto Components	6.3
Semiconductors & Semiconductor Equipment	4.8
Commercial Services & Supplies	4.3
Aerospace & Defense	2.6
Independent Power Producers & Energy Traders	2.6
Life Sciences Tools & Services	2.3
Construction & Engineering	2.1
Building Products	1.4
Communications Equipment	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Aerospace & Defense—2.6%
45,661	Hexcel Corp.(b)	$1,912,739

	Auto Components—6.3%
40,206	BorgWarner, Inc.	2,292,546
50,418	Johnson Controls, Inc.	2,382,251

		4,674,797

	Building Products—1.4%
66,877	Kingspan Group PLC (Ireland)	1,045,702

	Chemicals—8.7%
638	Gurit Holding AG (Switzerland)	267,808
35,888	Koninklijke DSM NV (Netherlands)	2,246,631
51,963	Novozymes A/S, Class B (Denmark)	2,409,724
38,898	Umicore SA (Belgium)	1,522,491

		6,446,654

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies—4.3%
29,847	Ceco Environmental Corp.	$427,409
32,718	Mix Telematics Ltd. ADR (South Africa)(b)	291,518
34,846	Tetra Tech, Inc.	934,221
112,096	Tomra Systems ASA (Norway)	838,520
622,025	United Envirotech Ltd. (Singapore)	708,881

		3,200,549

	Communications Equipment—0.8%
30,408	CalAmp Corp.(b)	586,266

	Construction & Engineering—2.1%
30,298	Aegion Corp.(b)	555,059
31,817	Arcadis NV (Netherlands)	977,653

		1,532,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Cleantech™ Portfolio (PZD) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment—18.7%
100,196	ABB Ltd. (Switzerland)	$2,192,454
19,762	EnerSys	1,241,054
107,156	Gamesa Corp. Tecnologica SA (Spain)(b)	1,056,593
21,482	Polypore International, Inc.(b)	943,489
20,218	Saft Groupe SA (France)	600,348
29,026	Schneider Electric SE (France)	2,286,737
45,087	Sensata Technologies Holding NV(b)	2,200,697
38,664	SGL Carbon SE (Germany)(b)(c)	597,776
20,346	Vacon Oyj (Finland)	861,358
56,708	Vestas Wind Systems A/S (Denmark)(b)	1,897,633

		13,878,139

	Electronic Equipment, Instruments & Components—6.4%
10,833	Badger Meter, Inc.	616,614
24,277	Horiba Ltd. (Japan)	868,389
22,574	Itron, Inc.(b)	878,806
255,795	Opus Group AB (Sweden)(c)	387,136
75,395	Trimble Navigation Ltd.(b)	2,025,110

		4,776,055

	Independent Power Producers & Energy Traders—2.6%
7,038,659	Energy Development Corp. (Philippines)	1,207,748
24,129	Ormat Technologies, Inc.	698,534

		1,906,282

	Industrial Conglomerates—7.1%
27,685	Raven Industries, Inc.	701,815
15,439	Roper Industries, Inc.	2,443,994
18,867	Siemens AG (Germany)	2,125,335

		5,271,144

	Life Sciences Tools & Services—2.3%
6,946	Eurofins Scientific (France)	1,754,889

	Machinery—17.5%
109,119	Alfa Laval AB (Sweden)	2,238,338
19,001	CLARCOR, Inc.	1,272,307
46,485	Donaldson Co., Inc.	1,932,846
11,360	Kadant, Inc.	469,622
9,780	Lindsay Corp.(c)	857,706
70,854	Meyer Burger Technology AG (Switzerland)(b)(c)	595,573
27,192	Pall Corp.	2,485,893
24,592	Woodward, Inc.	1,259,356
51,110	Xylem, Inc.	1,858,360

		12,970,001

	Professional Services—6.3%
44,488	Intertek Group PLC (United Kingdom)	1,937,358
22,247	Mistras Group, Inc.(b)	366,853
1,088	SGS SA (Switzerland)	2,387,507

		4,691,718

	Semiconductors & Semiconductor Equipment—4.8%
29,299	Advanced Energy Industries, Inc.(b)	579,534
42,415	Cree, Inc.(b)(c)	1,335,224
446,000	Lextar Electronics Corp. (Taiwan)	370,976
16,073	Power Integrations, Inc.	809,437
19,589	SMA Solar Technology AG (Germany)(b)(c)	486,444

		3,581,615

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Software—8.0%
27,310	ANSYS, Inc.(b)	$2,145,474
41,052	Autodesk, Inc.(b)	2,362,132
27,454	FleetMatics Group PLC(b)(c)	1,019,642
43,273	Silver Spring Networks, Inc.(b)(c)	414,555

		5,941,803

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,830,172)—99.9%	74,171,065

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.7%
3,450,043	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $3,450,043)	3,450,043

	Total Investments (Cost $63,280,215)—104.6%	77,621,108
	Other assets less liabilities—(4.6%)	(3,394,169)

	Net Assets—100.0%	$74,226,939

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$3,339,005	$(3,339,005)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares DWA Momentum Portfolio (PDP)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Consumer Discretionary	25.7
Industrials	19.0
Health Care	16.2
Materials	11.2
Information Technology	8.5
Consumer Staples	5.7
Energy	5.6
Financials	5.1
Utilities	2.4
Telecommunication Services	0.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—25.7%
58,131	Advance Auto Parts, Inc.	$8,542,932
35,425	Chipotle Mexican Grill, Inc.(b)	22,601,150
319,977	Dillard’s, Inc., Class A	33,840,768
116,417	DISH Network Corp., Class A(b)	7,409,942
350,045	Domino’s Pizza, Inc.	31,080,496
153,356	Foot Locker, Inc.	8,589,470
154,282	Hanesbrands, Inc.	16,293,722
152,599	Jarden Corp.(b)	9,932,669
406,177	Liberty Interactive Corp., Class A(b)	10,617,467
57,722	Liberty Ventures, Series A(b)	2,026,042
240,262	Lions Gate Entertainment Corp.	7,959,880
143,584	Macy’s, Inc.	8,302,027
29,822	Netflix, Inc.(b)	11,713,187
216,292	NIKE, Inc., Class B	20,108,667
249,645	O’Reilly Automotive, Inc.(b)	43,907,563
193,608	Penske Automotive Group, Inc.	8,758,826
104,618	Polaris Industries, Inc.	15,782,671
417,196	Service Corp. International	9,124,077
154,336	Signet Jewelers Ltd.	18,521,863
61,182	Tesla Motors, Inc.(b)	14,787,689
246,961	Under Armour, Inc., Class A(b)	16,195,702
322,480	VF Corp.	21,825,446
312,472	Wyndham Worldwide Corp.	24,269,700

		372,191,956

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—5.7%
142,344	Brown-Forman Corp., Class B	$13,191,019
173,663	Coca-Cola Enterprises, Inc.	7,528,291
88,666	Constellation Brands, Inc., Class A(b)	8,116,486
77,709	Hain Celestial Group, Inc. (The)(b)	8,411,999
200,129	Hormel Foods Corp.	10,788,954
77,897	Keurig Green Mountain, Inc.	11,820,870
121,799	Monster Beverage Corp.(b)	12,287,083
358,944	Pilgrim’s Pride Corp.(b)	10,197,599

		82,342,301

	Energy—5.6%
329,223	Cheniere Energy, Inc.(b)	24,691,725
106,549	ConocoPhillips	7,687,510
133,912	Continental Resources, Inc.(b)	7,548,620
336,099	ONEOK, Inc.	19,809,675
69,890	Pioneer Natural Resources Co.	13,213,403
57,488	Targa Resources Corp.	7,394,681

		80,345,614

	Financials—5.1%
92,733	ACE Ltd.	10,135,717
131,128	American Financial Group, Inc.	7,845,388
67,284	Ameriprise Financial, Inc.	8,489,222
95,271	Capital One Financial Corp.	7,885,581
144,007	Discover Financial Services	9,184,766
155,685	Extra Space Storage, Inc. REIT	9,054,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Momentum Portfolio (PDP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
260,227	HCC Insurance Holdings, Inc.	$13,581,247
432,531	NorthStar Realty Finance Corp. REIT	8,036,426

		74,212,987

	Health Care—16.2%
66,770	Actavis PLC(b)	16,207,750
98,610	AmerisourceBergen Corp.	8,422,280
57,303	athenahealth, Inc.(b)	7,019,617
95,583	Cigna Corp.	9,517,199
75,849	Cooper Cos., Inc. (The)	12,431,651
367,564	Gilead Sciences, Inc.(b)	41,167,168
252,960	Henry Schein, Inc.(b)	30,362,789
50,316	Illumina, Inc.(b)	9,689,855
265,109	Jazz Pharmaceuticals PLC(b)	44,761,004
48,161	McKesson Corp.	9,796,429
280,841	Medivation, Inc.(b)	29,684,894
34,155	Mettler-Toledo International, Inc.(b)	8,828,043
49,192	Salix Pharmaceuticals Ltd.(b)	7,076,269

		234,964,948

	Industrials—19.0%
276,766	Alaska Air Group, Inc.	14,732,254
32,127	AMERCO	8,710,272
145,586	Avis Budget Group, Inc.(b)	8,116,419
172,904	Danaher Corp.	13,901,482
207,638	Delta Air Lines, Inc.	8,353,277
138,035	IDEX Corp.	10,340,202
193,558	Kirby Corp.(b)	21,403,644
102,298	Lockheed Martin Corp.	19,494,930
111,833	Middleby Corp. (The)(b)	9,897,220
174,151	Old Dominion Freight Line, Inc.(b)	12,690,383
92,591	Pall Corp.	8,464,669
167,377	Roper Industries, Inc.	26,495,779
66,964	Snap-on, Inc.	8,848,623
124,364	Spirit Airlines, Inc.(b)	9,092,252
52,119	TransDigm Group, Inc.	9,747,817
160,448	Trinity Industries, Inc.	5,729,598
183,795	Union Pacific Corp.	21,402,928
261,070	United Rentals, Inc.(b)	28,733,364
585,560	Waste Connections, Inc.	29,219,444

		275,374,557

	Information Technology—8.5%
362,980	Amphenol Corp., Class A	18,359,529
404,992	Apple, Inc.	43,739,136
95,301	Facebook, Inc., Class A(b)	7,146,622
161,557	Fiserv, Inc.(b)	11,224,980
53,906	FleetCor Technologies, Inc.(b)	8,116,087
144,394	Gartner, Inc.(b)	11,654,040
235,490	Micron Technology, Inc.(b)	7,792,364
262,692	Skyworks Solutions, Inc.	15,299,182

		123,331,940

	Materials—11.2%
476,677	Ball Corp.	30,712,299
160,847	Cytec Industries, Inc.	7,500,296
77,472	Eagle Materials, Inc.	6,773,377
93,443	Eastman Chemical Co.	7,548,325

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
93,926	Ecolab, Inc.	$10,447,389
94,673	International Flavors & Fragrances, Inc.	9,386,828
82,694	LyondellBasell Industries NV, Class A	7,577,251
37,056	NewMarket Corp.	14,378,099
185,034	RPM International, Inc.	8,382,040
94,037	Sherwin-Williams Co. (The)	21,587,134
304,017	W.R. Grace & Co.(b)	28,760,008
131,296	Westlake Chemical Corp.	9,262,933

		162,315,979

	Telecommunication Services—0.6%
73,939	SBA Communications Corp., Class A(b)	8,305,568

	Utilities—2.4%
83,108	NextEra Energy, Inc.	8,329,084
90,007	Sempra Energy	9,900,770
424,542	UGI Corp.	16,000,988

		34,230,842

	Total Common Stocks and Other Equity Interests (Cost $1,238,479,314)	1,447,616,692

	Money Market Fund—0.1%
662,346	Invesco Premier Portfolio—Institutional Class(c) (Cost $662,346)	662,346

	Total Investments (Cost $1,239,141,660)—100.1%	1,448,279,038
	Other assets less liabilities—(0.1%)	(782,526)

	Net Assets—100.0%	$1,447,496,512

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition

PowerShares Global Listed Private Equity Portfolio (PSP)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Capital Markets	51.9
Diversified Financial Services	24.5
Machinery	4.0
Internet Software & Services	3.4
Metals & Mining	3.2
Food Products	1.0
Industrial Conglomerates	1.0
Money Market Funds Plus Other Assets Less Liabilities	11.0

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—89.0%
	Capital Markets—51.9%
3,690,971	3i Group PLC (United Kingdom)	$23,436,930
179,061	Alaris Royalty Corp. (Canada)(b)	5,363,333
251,809	Altamir (France)	3,154,916
717,300	American Capital Ltd.(c)	10,637,559
527,642	Apollo Global Management LLC, Class A	12,003,855
621,960	Apollo Investment Corp.(b)	5,131,170
897,583	Ares Capital Corp.	14,352,352
187,248	Aurelius AG (Germany)	6,503,198
301,446	BlackRock Kelso Capital Corp.(b)	2,658,754
1,981,459	Brait SE (South Africa)(c)	14,865,875
622,997	Bure Equity AB (Sweden)	2,601,345
68,061	Capital Southwest Corp.	2,495,116
384,416	Carlyle Group LP (The)	10,671,388
104,358	Deutsche Beteiligungs AG (Germany)	2,854,277
422,900	Fifth Street Finance Corp.	3,763,810
749,520	FS Investment Corp.(b)	7,944,912
140,055	Gimv NV (Belgium)	6,360,968
180,235	Golub Capital BDC, Inc.(b)	3,123,473
1,273,298	GP Investments Ltd. (Brazil)(c)	2,600,103
233,270	Hercules Technology Growth Capital, Inc.(b)	3,676,335
1,781,870	Intermediate Capital Group PLC (United Kingdom)	11,690,815
2,530,825	IP Group PLC (United Kingdom)(c)	8,377,252
297,006	JAFCO Co. Ltd. (Japan)	11,193,527
124,257	Main Street Capital Corp.(b)	3,948,887
214,348	Medley Capital Corp.(b)	2,490,724
116,490	MVC Capital, Inc.	1,312,842
180,059	New Mountain Finance Corp.(b)	2,643,266
89,840	Partners Group Holding AG (Switzerland)	23,873,012
258,322	PennantPark Investment Corp.	2,810,543

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
428,814	Princess Private Equity Holding Ltd. (Guernsey)	$3,787,692
919,420	Prospect Capital Corp.(b)	8,808,044
1,962,591	Ratos AB, Class B (Sweden)	13,130,351
111,529	Safeguard Scientifics, Inc.(c)	2,225,004
150,048	Solar Capital Ltd.	2,789,392
969,188	SVG Capital PLC (United Kingdom)(c)	6,620,867
4,412,228	Symphony International Holdings Ltd. (Singapore)	3,529,782
159,595	TCP Capital Corp.(b)	2,695,560
260,371	TICC Capital Corp.(b)	2,283,454
101,321	Triangle Capital Corp.	2,569,501
5,075,932	Zeder Investments Ltd. (South Africa)	2,665,014

		263,645,198

	Diversified Financial Services—24.5%
107,383	Ackermans & van Haaren NV (Belgium)	13,385,406
1,773,330	Better Capital PCC Ltd. (United Kingdom)(c)	2,376,038
1,628,913	China Merchants China Direct Investments Ltd. (China)	2,797,751
188,161	Compass Diversified Holdings	3,471,570
214,156	Electra Private Equity PLC (United Kingdom)(c)	8,736,740
272,340	Eurazeo SA (France)	18,203,816
229,341	HgCapital Trust PLC (United Kingdom)	3,889,256
341,187	JZ Capital Partners Ltd. (United Kingdom)	2,295,290
787,212	Leucadia National Corp.	18,719,901
5,924,873	Marfin Investment Group Holdings SA (Greece)(c)	1,566,311
491,947	Onex Corp. (Canada)	27,746,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Global Listed Private Equity Portfolio (PSP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
101,455	PICO Holdings, Inc.(c)	$2,242,156
184,434	TPG Specialty Lending, Inc.(b)	3,092,958
143,040	Wendel SA (France)	15,760,157

		124,283,955

	Food Products—1.0%
121,251	A/S Schouw & Co. (Denmark)	5,367,753

	Industrial Conglomerates—1.0%
361,233	Hosken Consolidated Investments Ltd. (South Africa)	4,879,441

	Internet Software & Services—3.4%
149,476	Actua Corp.(c)	2,810,149
214,234	IAC/InterActiveCorp.	14,501,499

		17,311,648

	Machinery—4.0%
4,911,201	Melrose Industries PLC (United Kingdom)	20,122,238

	Metals & Mining—3.2%
13,648,245	Fosun International Ltd. (China)	16,173,325

	Total Common Stocks and Other Equity Interests (Cost $433,881,938)	451,783,558

	Money Market Fund—9.8%
49,734,438	Invesco Premier Portfolio—Institutional Class(d) (Cost $49,734,438)	49,734,438

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $483,616,376)—98.8%	501,517,996

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.8%
34,652,545	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $34,652,545)	34,652,545

	Total Investments (Cost $518,268,921)—105.6%	536,170,541
	Other assets less liabilities—(5.6%)	(28,730,052)

	Net Assets—100.0%	$507,440,489

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$33,860,267	$(33,860,267)	$—

*	Amount does not include excess collateral received, if any.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.3%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition

PowerShares Golden Dragon China Portfolio (PGJ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Information Technology	52.9
Consumer Discretionary	23.0
Telecommunication Services	8.0
Health Care	7.8
Energy	4.0
Financials	2.0
Industrials	1.8
Utilities	0.3
Materials	0.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.0%
19,739	500.com Ltd., Class A ADR (China)(b)(c)	$608,948
82,235	Bona FILM Group Ltd. ADR (China)(b)(c)	575,645
83,170	China Automotive Systems, Inc. (China)(c)	764,332
57,331	China Distance Education Holdings Ltd. ADR (China)	859,965
85,795	China Lodging Group Ltd. ADR (China)(c)	2,358,505
147,070	China XD Plastics Co. Ltd. (China)(b)(c)	783,883
351,064	Ctrip.com International Ltd. ADR (China)(c)	20,467,031
163,504	E-Commerce China Dangdang, Inc., Class A ADR (China)(b)(c)	2,146,807
36,000	eLong, Inc. ADR(b)(c)	698,400
108,319	Home Inns & Hotels Management, Inc. ADR (China)(c)	3,272,317
124,964	Kandi Technologies Group, Inc. (China)(b)(c)	2,064,405
66,561	LightInTheBox Holding Co. Ltd. ADR (China)(b)(c)	435,975
416,916	New Oriental Education & Technology
	Group, Inc. ADR (China)(c)	9,005,386
37,887	Qunar Cayman Islands Ltd. ADR (China)(c)	1,019,160
116,012	TAL Education Group ADR (China)(b)(c)	3,684,541
57,316	Vipshop Holdings Ltd. ADR (China)(c)	13,141,986

		61,887,286

	Energy—4.0%
34,205	China Petroleum & Chemical Corp. ADR (China)(b)	2,975,151
24,197	CNOOC Ltd. ADR (China)	3,783,685

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
31,960	PetroChina Co. Ltd. ADR (China)	$4,010,980
26,179	Sino Clean Energy, Inc. (China)(c)	0

		10,769,816

	Financials—2.0%
28,673	China Life Insurance Co. Ltd. ADR (China)	1,283,117
104,235	CNinsure, Inc. ADR (China)(c)	570,687
232,877	E-House China Holdings Ltd. ADR (China)(b)	2,326,441
53,151	Noah Holdings Ltd. ADR (China)(b)(c)	871,676
130,107	Xinyuan Real Estate Co. Ltd. ADR (China)	370,805

		5,422,726

	Health Care—7.8%
72,597	China Biologic Products, Inc. (China)(c)	4,373,969
56,680	Concord Medical Services Holdings Ltd. ADR (China)	419,432
258,933	Mindray Medical International Ltd. ADR (China)(b)	7,545,308
164,801	Sinovac Biotech Ltd. (China)(b)(c)	871,797
208,261	WuXi PharmaTech Cayman, Inc. ADR (China)(c)	7,851,440

		21,061,946

	Industrials—1.8%
69,844	51job, Inc. ADR (China)(c)	2,144,211
283,881	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	715,380
110,528	China Yuchai International Ltd.	2,010,504

		4,870,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Golden Dragon China Portfolio (PGJ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—52.9%
137,154	21Vianet Group, Inc. ADR (China)(b)(c)	$2,869,262
71,912	58.Com, Inc. ADR (China)(b)(c)	2,845,558
26,671	Autohome, Inc. ADR (China)(c)	1,410,629
105,001	Baidu, Inc. ADR (China)(c)	25,071,089
76,355	Bitauto Holdings Ltd. ADR (China)(c)	6,392,441
162,793	Canadian Solar, Inc. (Canada)(b)(c)	5,193,097
36,231	Changyou.com Ltd. ADR (China)(b)(c)	870,993
115,346	China Digital TV Holding Co. Ltd. ADR (China)(b)	454,463
88,898	China Information Technology, Inc. (China)(b)(c)	352,925
41,234	China Mobile Games & Entertainment Group Ltd. ADR (China)(b)(c)	1,002,399
46,137	ChinaCache International Holdings Ltd. ADR (China)(b)(c)	475,211
163,161	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	339,375
174,679	Hollysys Automation Technologies Ltd. (China)(c)	4,284,876
128,292	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	1,073,804
66,261	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	1,634,659
94,770	KongZhong Corp. ADR (China)	557,248
132,863	Nam Tai Property, Inc. (China)	733,404
212,367	NetEase, Inc. ADR (China)	20,115,402
160,943	NQ Mobile, Inc. ADR (China)(b)(c)	1,176,493
131,812	Perfect World Co. Ltd. ADR (China)	2,739,053
102,467	Phoenix New Media Ltd. ADR (China)(c)	1,051,311
256,528	Qihoo 360 Technology Co. Ltd. ADR (China)(b)(c)	18,721,413
243,467	ReneSola Ltd. ADR (China)(b)(c)	584,321
338,930	Renren, Inc. ADR (China)(c)	1,176,087
73,003	Semiconductor Manufacturing International Corp. ADR (China)(c)	375,235
183,531	Shanda Games Ltd. ADR (China)(c)	1,186,528
195,984	SINA Corp. (China)(c)	8,029,465
114,114	Sohu.com, Inc. (China)(c)	5,544,799
643,708	SouFun Holdings Ltd. ADR (China)(b)	6,276,153
221,236	Trina Solar Ltd. ADR (China)(b)(c)	2,336,252
381,365	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	1,117,399
387,601	Youku Tudou, Inc. ADR (China)(b)(c)	7,596,980
109,798	YY, Inc. ADR (China)(b)(c)	9,097,862

		142,686,186

	Materials—0.2%
506,791	Silvercorp Metals, Inc. (Canada)(b)	608,149

	Telecommunication Services—8.0%
303,364	China Mobile Ltd. ADR (China)	18,835,871
19,703	China Telecom Corp. Ltd. ADR (China)	1,252,717
102,736	China Unicom (Hong Kong) Ltd. ADR (China)	1,538,985

		21,627,573

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—0.3%
14,474	Huaneng Power International, Inc. ADR (China)	$717,187

	Total Common Stocks and Other Equity Interests (Cost $246,905,265)	269,650,964

	Money Market Fund—0.1%
197,247	Invesco Premier Portfolio—Institutional Class(d) (Cost $197,247)	197,247

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $247,102,512)—100.1%	269,848,211

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—17.7%
47,877,357	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $47,877,357)	47,877,357

	Total Investments (Cost $294,979,869)—117.8%	317,725,568
	Other assets less liabilities—(17.8%)	(48,051,592)

	Net Assets—100.0%	$269,673,976

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$47,653,063	$(47,653,063)	$—

*	Amount does not include excess collateral received, if any.

This Fund has holdings greater than 10% of net assets in the following country:

China	96.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition

PowerShares S&P 500 BuyWrite Portfolio (PBP)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Information Technology	20.8
Financials	17.5
Health Care	15.2
Consumer Discretionary	12.4
Industrials	11.1
Consumer Staples	10.2
Energy	9.8
Materials	3.5
Utilities	3.4
Telecommunication Services	2.5
Other Assets Less Liabilities	(6.4)

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b)—106.4%
	Consumer Discretionary—12.4%
8,193	Amazon.com, Inc.(c)	$2,502,634
1,691	AutoNation, Inc.(c)	96,827
705	AutoZone, Inc.(c)	390,232
4,007	Bed Bath & Beyond, Inc.(c)	269,831
6,274	Best Buy Co., Inc.	214,194
4,939	BorgWarner, Inc.	281,622
4,691	Cablevision Systems Corp., Class A	87,346
4,738	CarMax, Inc.(c)	264,902
9,737	Carnival Corp.	390,941
10,479	CBS Corp., Class B	568,171
670	Chipotle Mexican Grill, Inc.(c)	427,460
5,938	Coach, Inc.	204,148
55,962	Comcast Corp., Class A	3,097,497
7,173	D.R. Horton, Inc.	163,473
2,862	Darden Restaurants, Inc.	148,194
6,481	Delphi Automotive PLC (United Kingdom)	447,059
10,859	DIRECTV(c)	942,453
3,200	Discovery Communications, Inc., Class A(c)	113,120
5,908	Discovery Communications, Inc., Class C(c)	206,721
6,559	Dollar General Corp.(c)	411,053
4,445	Dollar Tree, Inc.(c)	269,234
2,146	Expedia, Inc.	182,346
2,069	Family Dollar Stores, Inc.	161,982
83,860	Ford Motor Co.	1,181,587
1,006	Fossil Group, Inc.(c)	102,270
2,436	GameStop Corp., Class A	104,163

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Discretionary (continued)
4,879	Gannett Co., Inc.	$153,688
5,923	Gap, Inc. (The)	224,422
2,626	Garmin Ltd.	145,690
29,145	General Motors Co.	915,153
3,312	Genuine Parts Co.	321,529
5,953	Goodyear Tire & Rubber Co. (The)	144,241
5,948	H&R Block, Inc.	192,180
4,704	Harley-Davidson, Inc.	309,053
1,473	Harman International Industries, Inc.	158,112
2,481	Hasbro, Inc.	142,732
29,101	Home Depot, Inc. (The)	2,837,929
9,111	Interpublic Group of Cos., Inc. (The)	176,662
14,400	Johnson Controls, Inc.	680,400
4,424	Kohl’s Corp.	239,869
5,310	L Brands, Inc.	382,957
2,970	Leggett & Platt, Inc.	116,959
3,845	Lennar Corp., Class A	165,643
21,343	Lowe’s Cos., Inc.	1,220,820
7,634	Macy’s, Inc.	441,398
4,714	Marriott International, Inc., Class A	357,085
7,304	Mattel, Inc.	226,935
21,233	McDonald’s Corp.	1,990,169
4,437	Michael Kors Holdings Ltd.(c)	348,704
1,338	Mohawk Industries, Inc.(c)	190,049
1,298	Netflix, Inc.(c)	509,815
5,920	Newell Rubbermaid, Inc.	197,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Discretionary (continued)
10,766	News Corp., Class A(c)	$166,658
15,209	NIKE, Inc., Class B	1,413,981
3,081	Nordstrom, Inc.	223,711
5,432	Omnicom Group, Inc.	390,343
2,245	O’Reilly Automotive, Inc.(c)	394,851
2,148	PetSmart, Inc.	155,408
1,135	Priceline Group, Inc. (The)(c)	1,369,048
7,315	PulteGroup, Inc.	140,375
1,782	PVH Corp.	203,772
1,311	Ralph Lauren Corp., Class A	216,105
4,537	Ross Stores, Inc.	366,227
2,244	Scripps Networks Interactive, Inc., Class A	173,327
13,928	Staples, Inc.	176,607
16,244	Starbucks Corp.	1,227,397
4,118	Starwood Hotels & Resorts Worldwide, Inc.	315,686
13,702	Target Corp.	847,058
2,432	Tiffany & Co.	233,764
6,025	Time Warner Cable, Inc.	886,940
18,482	Time Warner, Inc.	1,468,765
14,982	TJX Cos., Inc. (The)	948,660
2,979	Tractor Supply Co.	218,122
2,408	TripAdvisor, Inc.(c)	213,493
40,724	Twenty-First Century Fox, Inc., Class A	1,404,164
3,598	Under Armour, Inc., Class A(c)	235,957
2,209	Urban Outfitters, Inc.(c)	67,065
7,458	VF Corp.	504,757
8,234	Viacom, Inc., Class B	598,447
34,147	Walt Disney Co. (The)	3,120,353
1,686	Whirlpool Corp.	290,076
2,705	Wyndham Worldwide Corp.	210,097
1,753	Wynn Resorts Ltd.	333,088
9,507	Yum! Brands, Inc.	682,888

		45,216,158

	Consumer Staples—10.2%
42,887	Altria Group, Inc.	2,073,158
13,957	Archer-Daniels-Midland Co.	655,979
9,397	Avon Products, Inc.	97,729
3,415	Brown-Forman Corp., Class B	316,468
3,869	Campbell Soup Co.	170,894
2,786	Clorox Co. (The)	277,207
85,351	Coca-Cola Co. (The)	3,574,500
4,884	Coca-Cola Enterprises, Inc.	211,721
18,562	Colgate-Palmolive Co.	1,241,427
9,135	ConAgra Foods, Inc.	313,787
3,624	Constellation Brands, Inc., Class A(c)	331,741
9,477	Costco Wholesale Corp.	1,263,947
25,043	CVS Health Corp.	2,148,940
4,219	Dr Pepper Snapple Group, Inc.	292,166
4,864	Estee Lauder Cos., Inc. (The), Class A	365,675
13,243	General Mills, Inc.	688,106
3,227	Hershey Co. (The)	309,502
2,906	Hormel Foods Corp.	156,662
2,203	J.M. Smucker Co. (The)	229,112
5,528	Kellogg Co.	353,571
2,632	Keurig Green Mountain, Inc.	399,406
8,085	Kimberly-Clark Corp. when-issued	885,523

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Staples (continued)
12,841	Kraft Foods Group, Inc.	$723,590
10,572	Kroger Co. (The)	588,966
7,785	Lorillard, Inc.	478,777
2,807	McCormick & Co., Inc.	198,511
4,373	Mead Johnson Nutrition Co.	434,283
3,441	Molson Coors Brewing Co., Class B	255,942
36,452	Mondelez International, Inc., Class A	1,285,298
3,108	Monster Beverage Corp.(c)	313,535
32,579	PepsiCo, Inc.	3,133,122
33,778	Philip Morris International, Inc.	3,006,580
58,545	Procter & Gamble Co. (The)	5,109,222
6,663	Reynolds American, Inc.	419,169
4,983	Safeway, Inc.	173,707
12,688	Sysco Corp.	488,996
6,333	Tyson Foods, Inc., Class A	255,537
19,029	Walgreen Co.	1,222,042
34,143	Wal-Mart Stores, Inc.	2,604,087
7,812	Whole Foods Market, Inc.	307,246

		37,355,831

	Energy—9.8%
10,941	Anadarko Petroleum Corp.	1,004,165
8,268	Apache Corp.	638,290
9,406	Baker Hughes, Inc.	498,142
9,022	Cabot Oil & Gas Corp.	280,584
4,389	Cameron International Corp.(c)	261,365
11,228	Chesapeake Energy Corp.	249,037
41,059	Chevron Corp.	4,925,027
1,883	Cimarex Energy Co.	214,041
26,585	ConocoPhillips	1,918,108
4,977	CONSOL Energy, Inc.	183,154
7,616	Denbury Resources, Inc.	94,438
8,314	Devon Energy Corp.	498,840
1,454	Diamond Offshore Drilling, Inc.	54,830
5,055	Ensco PLC, Class A	205,182
11,836	EOG Resources, Inc.	1,125,012
3,277	EQT Corp.	308,169
92,211	Exxon Mobil Corp.	8,917,726
5,080	FMC Technologies, Inc.(c)	284,683
18,392	Halliburton Co.	1,014,135
2,339	Helmerich & Payne, Inc.	203,072
5,656	Hess Corp.	479,685
14,222	Kinder Morgan, Inc.	550,391
14,582	Marathon Oil Corp.	516,203
6,128	Marathon Petroleum Corp.	557,035
3,610	Murphy Oil Corp.	192,738
6,256	Nabors Industries Ltd.	111,670
9,301	National Oilwell Varco, Inc.	675,625
2,956	Newfield Exploration Co.(c)	96,395
5,496	Noble Corp. PLC	114,976
7,790	Noble Energy, Inc.	448,938
16,857	Occidental Petroleum Corp.	1,499,093
4,497	ONEOK, Inc.	265,053
12,086	Phillips 66	948,751
3,093	Pioneer Natural Resources Co.	584,763
3,583	QEP Resources, Inc.	89,826
3,649	Range Resources Corp.	249,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Energy (continued)
28,031	Schlumberger Ltd.	$2,765,538
7,635	Southwestern Energy Co.(c)	248,214
14,508	Spectra Energy Corp.	567,698
2,772	Tesoro Corp.	197,948
7,361	Transocean Ltd.	219,579
11,414	Valero Energy Corp.	571,727
14,544	Williams Cos., Inc. (The)	807,337

		35,636,775

	Financials—17.5%
7,257	ACE Ltd.	793,190
1,203	Affiliated Managers Group, Inc.(c)	240,347
9,795	Aflac, Inc.	585,055
9,370	Allstate Corp. (The)	607,644
19,463	American Express Co.	1,750,697
30,852	American International Group, Inc.	1,652,742
8,567	American Tower Corp. REIT	835,282
4,046	Ameriprise Financial, Inc.	510,484
6,280	Aon PLC	540,080
3,159	Apartment Investment & Management Co., Class A REIT	113,061
1,545	Assurant, Inc.	105,400
2,837	AvalonBay Communities, Inc. REIT	442,118
227,375	Bank of America Corp.	3,901,755
24,466	Bank of New York Mellon Corp. (The)	947,324
15,560	BB&T Corp.	589,413
39,419	Berkshire Hathaway, Inc., Class B(c)	5,524,967
2,727	BlackRock, Inc., Class A	930,207
3,312	Boston Properties, Inc. REIT	419,796
12,135	Capital One Financial Corp.	1,004,414
6,033	CBRE Group, Inc., Class A(c)	193,056
24,798	Charles Schwab Corp. (The)	710,959
5,199	Chubb Corp. (The)	516,573
3,185	Cincinnati Financial Corp.	160,747
65,553	Citigroup, Inc.	3,509,052
6,831	CME Group, Inc., Class A	572,506
3,910	Comerica, Inc.	186,663
7,217	Crown Castle International Corp. REIT	563,792
9,989	Discover Financial Services	637,098
6,242	E*TRADE Financial Corp.(c)	139,197
7,823	Equity Residential REIT	544,168
1,372	Essex Property Trust, Inc. REIT	276,815
18,040	Fifth Third Bancorp	360,620
8,519	Franklin Resources, Inc.	473,742
13,567	General Growth Properties, Inc. REIT	351,521
10,736	Genworth Financial, Inc., Class A(c)	150,197
8,860	Goldman Sachs Group, Inc. (The)	1,683,311
9,681	Hartford Financial Services Group, Inc. (The)	383,174
9,922	HCP, Inc. REIT	436,270
7,006	Health Care REIT, Inc.	498,197
16,365	Host Hotels & Resorts, Inc. REIT	381,468
10,403	Hudson City Bancorp, Inc.	100,389
17,667	Huntington Bancshares, Inc.	175,080
2,453	IntercontinentalExchange, Inc.	510,935
9,359	Invesco Ltd.(d)	378,759
3,715	Iron Mountain, Inc. REIT	134,000
81,326	JPMorgan Chase & Co.	4,918,596

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Financials (continued)
18,959	KeyCorp	$250,259
8,888	Kimco Realty Corp. REIT	221,756
2,205	Legg Mason, Inc.	114,660
6,851	Leucadia National Corp.	162,917
5,645	Lincoln National Corp.	309,120
6,591	Loews Corp.	287,368
2,854	M&T Bank Corp.	348,702
3,041	Macerich Co. (The) REIT	214,390
11,767	Marsh & McLennan Cos., Inc.	639,772
5,856	McGraw Hill Financial, Inc.	529,851
24,320	MetLife, Inc.	1,319,117
4,020	Moody’s Corp.	398,905
33,114	Morgan Stanley	1,157,334
2,555	NASDAQ OMX Group, Inc. (The)	110,529
9,069	Navient Corp.	179,385
4,787	Northern Trust Corp.	317,378
6,710	People’s United Financial, Inc.	98,100
3,829	Plum Creek Timber Co., Inc. REIT	157,027
11,689	PNC Financial Services Group, Inc. (The)	1,009,813
5,909	Principal Financial Group, Inc.	309,454
11,639	Progressive Corp. (The)	307,386
10,810	Prologis, Inc. REIT	450,236
9,948	Prudential Financial, Inc.	880,796
3,135	Public Storage REIT	577,906
29,806	Regions Financial Corp.	295,974
6,720	Simon Property Group, Inc. REIT	1,204,291
9,158	State Street Corp.	691,063
11,479	SunTrust Banks, Inc.	449,288
5,689	T. Rowe Price Group, Inc.	467,010
2,824	Torchmark Corp.	149,559
7,330	Travelers Cos., Inc. (The)	738,864
38,962	U.S. Bancorp	1,659,781
5,508	Unum Group	184,298
6,365	Ventas, Inc. REIT	436,066
3,773	Vornado Realty Trust REIT	413,068
102,716	Wells Fargo & Co.	5,453,192
11,421	Weyerhaeuser Co. REIT	386,715
5,742	XL Group PLC	194,539
4,387	Zions Bancorporation	127,091

		63,643,821

	Health Care—15.2%
32,512	Abbott Laboratories	1,417,198
34,416	AbbVie, Inc.	2,184,039
5,715	Actavis PLC(c)	1,387,259
7,667	Aetna, Inc.	632,604
7,209	Agilent Technologies, Inc. when-issued	284,988
4,278	Alexion Pharmaceuticals, Inc.(c)	818,638
6,427	Allergan, Inc.	1,221,516
4,610	AmerisourceBergen Corp.	393,740
16,424	Amgen, Inc.	2,663,644
11,714	Baxter International, Inc.	821,620
4,147	Becton, Dickinson and Co.	533,719
5,104	Biogen Idec, Inc.(c)	1,638,792
28,663	Boston Scientific Corp.(c)	380,645
35,848	Bristol-Myers Squibb Co.	2,085,995
1,612	C.R. Bard, Inc.	264,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Health Care (continued)
7,278	Cardinal Health, Inc.	$571,177
4,388	CareFusion Corp.(c)	251,740
17,288	Celgene Corp.(c)	1,851,372
6,562	Cerner Corp.(c)	415,637
5,705	Cigna Corp.	568,047
9,767	Covidien PLC	902,861
3,713	DaVita HealthCare Partners, Inc.(c)	289,874
3,064	DENTSPLY International, Inc.	155,559
2,291	Edwards Lifesciences Corp.(c)	277,028
21,258	Eli Lilly & Co.	1,410,043
16,118	Express Scripts Holding Co.(c)	1,238,185
32,686	Gilead Sciences, Inc.(c)	3,660,832
3,650	Hospira, Inc.(c)	196,005
3,333	Humana, Inc.	462,787
778	Intuitive Surgical, Inc.(c)	385,732
60,980	Johnson & Johnson	6,572,424
1,837	Laboratory Corp. of America Holdings(c)	200,766
2,449	Mallinckrodt PLC(c)	225,749
5,009	McKesson Corp.	1,018,881
21,181	Medtronic, Inc.	1,443,697
62,371	Merck & Co., Inc.	3,613,776
8,088	Mylan, Inc.(c)	433,112
1,872	Patterson Cos., Inc.	80,702
2,441	PerkinElmer, Inc.	105,988
2,894	Perrigo Co. PLC	467,236
137,102	Pfizer, Inc.	4,106,205
3,122	Quest Diagnostics, Inc.	198,122
1,593	Regeneron Pharmaceuticals, Inc.(c)	627,196
6,154	St. Jude Medical, Inc.	394,902
6,468	Stryker Corp.	566,144
2,117	Tenet Healthcare Corp.(c)	118,658
8,624	Thermo Fisher Scientific, Inc.	1,013,924
21,008	UnitedHealth Group, Inc.	1,995,970
1,971	Universal Health Services, Inc., Class B	204,412
2,233	Varian Medical Systems, Inc.(c)	187,840
5,147	Vertex Pharmaceuticals, Inc.(c)	579,758
1,816	Waters Corp.(c)	201,213
5,929	WellPoint, Inc.	751,145
3,654	Zimmer Holdings, Inc.	406,471
10,836	Zoetis, Inc.	402,666

		55,282,553

	Industrials—11.1%
14,010	3M Co.	2,154,318
3,761	ADT Corp. (The)	134,794
2,077	Allegion PLC	110,268
5,315	AMETEK, Inc.	277,177
14,492	Boeing Co. (The)	1,810,196
3,182	C.H. Robinson Worldwide, Inc.	220,226
13,574	Caterpillar, Inc.	1,376,539
2,089	Cintas Corp.	152,998
21,611	CSX Corp.	770,000
3,696	Cummins, Inc.	540,281
13,179	Danaher Corp.	1,059,592
7,750	Deere & Co.	662,935
18,227	Delta Air Lines, Inc.	733,272
3,602	Dover Corp.	286,143

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Industrials (continued)
787	Dun & Bradstreet Corp. (The)	$96,652
10,291	Eaton Corp. PLC	703,802
15,090	Emerson Electric Co.	966,665
2,631	Equifax, Inc.	199,272
4,219	Expeditors International of Washington, Inc.	179,983
5,903	Fastenal Co.	259,968
5,741	FedEx Corp.	961,043
2,960	Flowserve Corp.	201,250
3,405	Fluor Corp.	225,888
6,865	General Dynamics Corp.	959,452
216,955	General Electric Co.	5,599,609
16,921	Honeywell International, Inc.	1,626,447
7,889	Illinois Tool Works, Inc.	718,294
5,786	Ingersoll-Rand PLC	362,319
2,878	Jacobs Engineering Group, Inc.(c)	136,561
2,123	Joy Global, Inc.	111,734
2,385	Kansas City Southern	292,854
1,866	L-3 Communications Holdings, Inc.	226,644
5,832	Lockheed Martin Corp.	1,111,404
7,707	Masco Corp.	170,094
6,577	Nielsen NV	279,457
6,693	Norfolk Southern Corp.	740,514
4,495	Northrop Grumman Corp.	620,130
7,670	PACCAR, Inc.	501,004
2,308	Pall Corp.	210,997
3,218	Parker Hannifin Corp.	408,783
4,163	Pentair PLC (United Kingdom)	279,129
4,387	Pitney Bowes, Inc.	108,534
3,102	Precision Castparts Corp.	684,611
4,689	Quanta Services, Inc.(c)	159,801
6,719	Raytheon Co.	697,970
5,459	Republic Services, Inc.	209,626
2,975	Robert Half International, Inc.	162,971
2,983	Rockwell Automation, Inc.	335,140
2,922	Rockwell Collins, Inc.	245,886
2,164	Roper Industries, Inc.	342,561
1,149	Ryder System, Inc.	101,652
1,255	Snap-on, Inc.	165,836
14,815	Southwest Airlines Co.	510,821
3,378	Stanley Black & Decker, Inc.	316,316
1,835	Stericycle, Inc.(c)	231,210
6,038	Textron, Inc.	250,758
9,591	Tyco International Ltd.	411,742
19,405	Union Pacific Corp.	2,259,712
15,210	United Parcel Service, Inc., Class B	1,595,681
2,073	United Rentals, Inc.(c)	228,154
18,397	United Technologies Corp.	1,968,479
1,315	W.W. Grainger, Inc.	324,542
9,378	Waste Management, Inc.	458,491
3,951	Xylem, Inc.	143,658

		40,352,840

	Information Technology—20.8%
13,648	Accenture PLC, Class A	1,107,126
10,217	Adobe Systems, Inc.(c)	716,416
3,852	Akamai Technologies, Inc.(c)	232,276
1,202	Alliance Data Systems Corp.(c)	340,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Information Technology (continued)
6,681	Altera Corp.	$229,626
6,783	Amphenol Corp., Class A	343,084
6,795	Analog Devices, Inc.	337,168
129,470	Apple, Inc.	13,982,760
26,345	Applied Materials, Inc.	581,961
4,913	Autodesk, Inc.(c)	282,694
10,397	Automatic Data Processing, Inc.	850,267
5,441	Avago Technologies Ltd. (Singapore)	469,286
11,629	Broadcom Corp., Class A	487,023
6,928	CA, Inc.	201,328
110,256	Cisco Systems, Inc.	2,697,964
3,557	Citrix Systems, Inc.(c)	228,466
13,146	Cognizant Technology Solutions Corp., Class A(c)	642,182
3,136	Computer Sciences Corp.	189,414
27,913	Corning, Inc.	570,263
24,421	eBay, Inc.(c)	1,282,102
6,760	Electronic Arts, Inc.(c)	276,957
43,864	EMC Corp.	1,260,213
1,600	F5 Networks, Inc.(c)	196,768
45,048	Facebook, Inc., Class A(c)	3,378,150
6,170	Fidelity National Information Services, Inc.	360,266
1,623	First Solar, Inc.(c)	95,595
5,390	Fiserv, Inc.(c)	374,497
3,063	FLIR Systems, Inc.	102,702
6,141	Google, Inc., Class A(c)	3,487,290
6,133	Google, Inc., Class C(c)	3,428,838
2,267	Harris Corp.	157,783
40,353	Hewlett-Packard Co.	1,447,866
107,051	Intel Corp.	3,640,805
20,061	International Business Machines Corp.	3,298,028
6,140	Intuit, Inc.	540,381
4,322	Jabil Circuit, Inc.	90,546
8,681	Juniper Networks, Inc.	182,909
3,576	KLA-Tencor Corp.	283,040
3,504	Lam Research Corp.	272,821
5,156	Linear Technology Corp.	220,883
21,281	MasterCard, Inc., Class A	1,782,284
4,334	Microchip Technology, Inc.	186,839
23,153	Micron Technology, Inc.(c)	766,133
178,162	Microsoft Corp.	8,364,706
4,772	Motorola Solutions, Inc.	307,794
6,902	NetApp, Inc.	295,406
11,130	NVIDIA Corp.	217,480
70,318	Oracle Corp.	2,745,918
7,066	Paychex, Inc.	331,678
36,240	QUALCOMM, Inc.	2,845,202
4,087	Red Hat, Inc.(c)	240,806
12,449	Salesforce.com, Inc.(c)	796,612
4,848	SanDisk Corp.	456,391
7,067	Seagate Technology PLC	444,020
14,928	Symantec Corp.	370,513
8,850	TE Connectivity Ltd. (Switzerland)	541,000
3,350	Teradata Corp.(c)	141,772
23,082	Texas Instruments, Inc.	1,146,252
3,574	Total System Services, Inc.	120,765
2,433	VeriSign, Inc.(c)	145,396

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Information Technology (continued)
10,645	Visa, Inc., Class A	$2,570,022
4,754	Western Digital Corp.	467,651
11,453	Western Union Co. (The)	194,243
23,437	Xerox Corp.	311,243
5,803	Xilinx, Inc.	258,117
20,000	Yahoo!, Inc.(c)	921,000

		75,837,574

	Materials—3.5%
4,145	Air Products & Chemicals, Inc.	558,166
1,451	Airgas, Inc.	161,845
25,437	Alcoa, Inc.	426,324
2,350	Allegheny Technologies, Inc.	77,197
2,026	Avery Dennison Corp.	94,918
2,991	Ball Corp.	192,710
2,160	Bemis Co., Inc.	83,095
1,074	CF Industries Holdings, Inc.	279,240
24,270	Dow Chemical Co. (The)	1,198,938
19,791	E.I. du Pont de Nemours & Co.	1,368,548
3,225	Eastman Chemical Co.	260,515
5,829	Ecolab, Inc.	648,360
2,880	FMC Corp.	165,168
22,466	Freeport-McMoRan, Inc.	640,281
1,755	International Flavors & Fragrances, Inc.	174,008
9,234	International Paper Co.	467,425
9,195	LyondellBasell Industries NV, Class A	842,538
1,330	Martin Marietta Materials, Inc.	155,504
3,644	MeadWestvaco Corp.	160,955
11,344	Monsanto Co.	1,305,014
6,884	Mosaic Co. (The)	305,030
10,783	Newmont Mining Corp.	202,289
6,893	Nucor Corp.	372,636
3,565	Owens-Illinois, Inc.(c)	91,870
2,982	PPG Industries, Inc.	607,404
6,314	Praxair, Inc.	795,501
4,585	Sealed Air Corp.	166,206
1,798	Sherwin-Williams Co. (The)	412,749
2,574	Sigma-Aldrich Corp.	349,832
2,831	Vulcan Materials Co.	174,701

		12,738,967

	Telecommunication Services—2.5%
112,135	AT&T, Inc.	3,906,783
12,329	CenturyLink, Inc.	511,407
21,667	Frontier Communications Corp.	141,702
89,630	Verizon Communications, Inc.	4,503,908
13,032	Windstream Holdings, Inc.	136,575

		9,200,375

	Utilities—3.4%
14,388	AES Corp. (The)	202,439
2,585	AGL Resources, Inc.	139,357
5,246	Ameren Corp.	222,116
10,567	American Electric Power Co., Inc.	616,479
9,295	CenterPoint Energy, Inc.	228,192
5,945	CMS Energy Corp.	194,223
6,333	Consolidated Edison, Inc.	401,259
12,598	Dominion Resources, Inc.	898,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Utilities (continued)
3,827	DTE Energy Co.	$314,426
15,291	Duke Energy Corp.	1,256,156
7,045	Edison International	440,876
3,884	Entergy Corp.	326,334
18,577	Exelon Corp.	679,733
9,088	FirstEnergy Corp.	339,346
1,729	Integrys Energy Group, Inc.	125,664
9,435	NextEra Energy, Inc.	945,576
6,820	NiSource, Inc.	286,849
6,834	Northeast Utilities	337,258
7,301	NRG Energy, Inc.	218,884
5,430	Pepco Holdings, Inc.	148,456
10,193	PG&E Corp.	512,912
2,386	Pinnacle West Capital Corp.	146,667
14,365	PPL Corp.	502,631
10,940	Public Service Enterprise Group, Inc.	451,931
3,071	SCANA Corp.	168,567
4,999	Sempra Energy	549,890
19,368	Southern Co. (The)	897,901
5,046	TECO Energy, Inc.	98,952
4,876	Wisconsin Energy Corp.	242,142
10,928	Xcel Energy, Inc.	365,760

		12,259,213

	Total Investments (Cost $320,760,651)—106.4%	387,524,107
	Other assets less liabilities—(6.4%)	(23,185,046)

	Net Assets—100.0%	$364,339,061

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the portfolio are subject to call options written. In addition, the unrealized appreciation (depreciation) of call options written was based on Level 1 inputs. See Note 2G and Note 6.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Portfolio Composition

PowerShares S&P 500® High Quality Portfolio (SPHQ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Industrials	27.9
Consumer Discretionary	18.9
Consumer Staples	18.8
Health Care	9.9
Materials	8.2
Financials	5.6
Information Technology	5.1
Utilities	3.6
Energy	2.0
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.9%
31,077	Comcast Corp., Class A	$1,720,112
33,807	Darden Restaurants, Inc.	1,750,526
63,292	Family Dollar Stores, Inc.	4,955,131
89,970	Gap, Inc. (The)	3,408,963
37,534	Genuine Parts Co.	3,643,801
28,954	Harley-Davidson, Inc.	1,902,278
59,446	Hasbro, Inc.	3,419,928
35,324	Home Depot, Inc. (The)	3,444,796
30,453	Lowe’s Cos., Inc.	1,741,912
106,395	Mattel, Inc.	3,305,693
35,431	McDonald’s Corp.	3,320,948
56,257	NIKE, Inc., Class B	5,230,213
46,699	Nordstrom, Inc.	3,390,814
74,862	Omnicom Group, Inc.	5,379,583
50,433	PetSmart, Inc.	3,648,828
20,378	Ralph Lauren Corp., Class A	3,359,109
63,266	Ross Stores, Inc.	5,106,832
53,962	Target Corp.	3,335,931
17,875	Tiffany & Co.	1,718,145
79,658	TJX Cos., Inc. (The)	5,043,945
50,668	VF Corp.	3,429,210
56,859	Walt Disney Co. (The)	5,195,775
70,760	Yum! Brands, Inc.	5,082,691

		82,535,164

	Consumer Staples—18.8%
35,001	Altria Group, Inc.	1,691,948
37,698	Brown-Forman Corp., Class B	3,493,474

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
38,747	Campbell Soup Co.	$1,711,455
33,683	Clorox Co. (The)	3,351,458
110,287	Coca-Cola Co. (The)	4,618,820
75,115	Colgate-Palmolive Co.	5,023,691
25,376	Costco Wholesale Corp.	3,384,397
59,460	CVS Health Corp.	5,102,263
45,003	Estee Lauder Cos., Inc. (The), Class A	3,383,326
65,642	General Mills, Inc.	3,410,758
17,542	Hershey Co. (The)	1,682,453
94,746	Hormel Foods Corp.	5,107,757
33,470	J.M. Smucker Co. (The)	3,480,880
81,332	Kellogg Co.	5,201,995
31,459	Kimberly-Clark Corp. when-issued	3,449,167
81,101	Lorillard, Inc.	4,987,711
72,534	McCormick & Co., Inc.	5,129,604
34,540	PepsiCo, Inc.	3,321,712
57,908	Procter & Gamble Co. (The)	5,053,631
44,142	Sysco Corp.	1,701,233
51,909	Walgreen Co.	3,333,596
62,641	Wal-Mart Stores, Inc.	4,777,629

		82,398,958

	Energy—2.0%
28,703	Chevron Corp.	3,442,925
35,690	Exxon Mobil Corp.	3,451,580
19,813	Hess Corp.	1,680,340

		8,574,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® High Quality Portfolio (SPHQ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—5.6%
28,924	Aflac, Inc.	$1,727,631
14,280	Ameriprise Financial, Inc.	1,801,708
10,585	BlackRock, Inc., Class A	3,610,649
35,011	Chubb Corp. (The)	3,478,693
24,592	Health Care REIT, Inc.	1,748,737
72,091	Kimco Realty Corp. REIT	1,798,671
17,755	Moody’s Corp.	1,761,829
21,705	T. Rowe Price Group, Inc.	1,781,763
63,497	Torchmark Corp.	3,362,801
17,393	Travelers Cos., Inc. (The)	1,753,214
32,291	Wells Fargo & Co.	1,714,329

		24,540,025

	Health Care—9.9%
78,718	Abbott Laboratories	3,431,318
42,528	AmerisourceBergen Corp.	3,632,317
45,884	Baxter International, Inc.	3,218,304
25,572	Becton, Dickinson and Co.	3,291,116
21,819	C.R. Bard, Inc.	3,577,661
36,384	DENTSPLY International, Inc.	1,847,216
48,449	Johnson & Johnson	5,221,833
8,436	McKesson Corp.	1,715,967
51,009	Medtronic, Inc.	3,476,773
33,133	Mylan, Inc.(b)	1,774,272
28,015	Quest Diagnostics, Inc.	1,777,832
39,920	Stryker Corp.	3,494,198
57,436	UnitedHealth Group, Inc.	5,456,994
15,737	Universal Health Services, Inc., Class B	1,632,084

		43,547,885

	Industrials—27.9%
36,652	3M Co.	5,635,978
68,974	AMETEK, Inc.	3,596,994
75,894	C.H. Robinson Worldwide, Inc.	5,252,624
35,110	Caterpillar, Inc.	3,560,505
23,852	Cintas Corp.	1,746,921
109,212	CSX Corp.	3,891,224
12,840	Cummins, Inc.	1,876,951
68,254	Danaher Corp.	5,487,622
40,372	Deere & Co.	3,453,421
43,152	Dover Corp.	3,427,995
82,522	Emerson Electric Co.	5,286,359
85,255	Expeditors International of Washington, Inc.	3,636,978
76,864	Fastenal Co.	3,385,091
26,007	Fluor Corp.	1,725,304
26,972	General Dynamics Corp.	3,769,607
67,355	General Electric Co.	1,738,433
37,195	Honeywell International, Inc.	3,575,184
20,241	Illinois Tool Works, Inc.	1,842,943
42,592	L-3 Communications Holdings, Inc.	5,173,224
28,114	Lockheed Martin Corp.	5,357,685
31,948	Norfolk Southern Corp.	3,534,727
26,369	Northrop Grumman Corp.	3,637,867
39,873	Pall Corp.	3,645,190
30,008	Parker Hannifin Corp.	3,811,916
51,381	Raytheon Co.	5,337,458
42,725	Republic Services, Inc.	1,640,640

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
43,702	Rockwell Collins, Inc.	$3,677,523
23,058	Roper Industries, Inc.	3,650,081
28,237	Snap-on, Inc.	3,731,237
48,398	Union Pacific Corp.	5,635,947
49,082	United Technologies Corp.	5,251,774
20,375	W.W. Grainger, Inc.	5,028,550

		122,003,953

	Information Technology—5.1%
35,781	Amphenol Corp., Class A	1,809,803
44,997	Automatic Data Processing, Inc.	3,679,855
26,387	International Business Machines Corp.	4,338,023
20,390	Intuit, Inc.	1,794,524
41,628	Linear Technology Corp.	1,783,343
37,129	Microsoft Corp.	1,743,206
42,911	Oracle Corp.	1,675,674
75,323	Paychex, Inc.	3,535,662
22,960	QUALCOMM, Inc.	1,802,590

		22,162,680

	Materials—8.2%
26,590	Air Products & Chemicals, Inc.	3,580,609
30,920	Airgas, Inc.	3,448,817
52,221	Ball Corp.	3,364,599
24,570	E.I. du Pont de Nemours & Co.	1,699,015
44,881	Ecolab, Inc.	4,992,114
17,592	International Flavors & Fragrances, Inc.	1,744,247
30,633	Monsanto Co.	3,524,020
40,611	Praxair, Inc.	5,116,580
15,339	Sherwin-Williams Co. (The)	3,521,221
36,213	Sigma-Aldrich Corp.	4,921,709

		35,912,931

	Utilities—3.6%
63,105	AGL Resources, Inc.	3,401,991
21,015	Entergy Corp.	1,765,680
34,916	NextEra Energy, Inc.	3,499,281
33,094	SCANA Corp.	1,816,530
36,256	Southern Co. (The)	1,680,828
71,772	Wisconsin Energy Corp.	3,564,198

		15,728,508

	Total Investments (Cost $347,269,630)—100.0%	437,404,949
	Other assets less liabilities—0.0%	91,003

	Net Assets—100.0%	$437,495,952

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Portfolio Composition

PowerShares Water Resources Portfolio (PHO)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Machinery	49.0
Water Utilities	16.4
Life Sciences Tools & Services	8.6
Industrial Conglomerates	8.5
Electronic Equipment, Instruments & Components	4.6
Commercial Services & Supplies	4.2
Construction & Engineering	3.3
Electrical Equipment	2.3
Chemicals	1.9
Multi-Utilities	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Chemicals—1.9%
878,290	Calgon Carbon Corp.(b)	$18,470,439

	Commercial Services & Supplies—4.2%
1,514,123	Tetra Tech, Inc.	40,593,638

	Construction & Engineering—3.3%
1,077,028	Aegion Corp.(b)	19,731,153
914,131	Layne Christensen Co.(b)	6,581,743
143,876	Northwest Pipe Co.(b)	5,147,883

		31,460,779

	Electrical Equipment—2.3%
581,570	Franklin Electric Co., Inc.	21,715,824

	Electronic Equipment, Instruments & Components—4.6%
143,425	Badger Meter, Inc.	8,163,751
914,502	Itron, Inc.(b)	35,601,563

		43,765,314

	Industrial Conglomerates—8.5%
512,897	Roper Industries, Inc.	81,191,595

	Life Sciences Tools & Services—8.6%
746,594	Waters Corp.(b)	82,722,615

	Machinery—49.0%
1,098,044	Energy Recovery, Inc.(b)	5,029,042
1,017,527	Flowserve Corp.	69,181,661
300,196	Gorman-Rupp Co. (The)	9,528,221

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Machinery (continued)
496,402	Lindsay Corp.	$43,534,455
3,700,507	Mueller Water Products, Inc., Class A	36,524,004
457,627	Pall Corp.	41,836,260
1,134,426	Pentair PLC (United Kingdom)	76,063,263
627,502	Toro Co. (The)	38,735,698
548,633	Valmont Industries, Inc.	74,707,356
610,058	Watts Water Technologies, Inc., Class A	36,987,817
1,036,234	Xylem, Inc.	37,677,468

		469,805,245

	Multi-Utilities—1.1%
683,679	Veolia Environnement SA ADR (France)	11,123,457

	Water Utilities—16.4%
517,861	American States Water Co.	18,529,067
762,899	American Water Works Co., Inc.	40,715,920
1,543,789	Aqua America, Inc.	40,447,272
563,035	California Water Service Group	14,655,801
4,090,058	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	31,738,850
94,058	Connecticut Water Service, Inc.	3,496,136
634,746	Consolidated Water Co. Ltd. (Cayman Islands)	7,610,604

		157,193,650

	Total Common Stocks and Other Equity Interests (Cost $744,672,041)	958,042,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Water Resources Portfolio (PHO) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
1,007,269	Invesco Premier Portfolio—Institutional Class(c) (Cost $1,007,269)	$1,007,269

	Total Investments (Cost $745,679,310)—100.0%	959,049,825
	Other assets less liabilities—(0.0%)	(297,384)

	Net Assets—100.0%	$958,752,441

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Portfolio Composition

PowerShares WilderHill Clean Energy Portfolio (PBW)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Semiconductors & Semiconductor Equipment	28.2
Electrical Equipment	20.4
Chemicals	9.3
Electronic Equipment, Instruments & Components	8.0
Independent Power Producers & Energy Traders	7.4
Oil, Gas & Consumable Fuels	6.7
Construction & Engineering	4.5
Software	4.4
Auto Components	3.7
Electric Utilities	2.7
Automobiles	2.4
Internet Software & Services	2.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Components—3.7%
93,421	Fuel Systems Solutions, Inc.(b)	$862,276
85,957	Gentherm, Inc.(b)	3,584,407
241,269	Quantum Fuel Systems Technologies Worldwide, Inc.(b)(c)	960,251
645,140	UQM Technologies, Inc.(b)(c)	716,105

		6,123,039

	Automobiles—2.4%
16,380	Tesla Motors, Inc.(b)	3,959,046

	Chemicals—9.3%
30,077	Air Products & Chemicals, Inc.	4,050,169
83,155	Cytec Industries, Inc.	3,877,517
149,511	OM Group, Inc.	3,891,771
151,942	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,605,584

		15,425,041

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Construction & Engineering—4.5%
507,767	Ameresco, Inc., Class A(b)	$4,184,000
99,325	Quanta Services, Inc.(b)	3,384,996

		7,568,996

	Electric Utilities—2.7%
111,930	ITC Holdings Corp.	4,433,547

	Electrical Equipment—20.4%
626,969	American Superconductor Corp.(b)	821,329
1,191,603	Ballard Power Systems, Inc. (Canada)(b)(c)	3,336,488
111,010	Broadwind Energy, Inc.(b)	708,244
1,333,498	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	3,360,415
236,736	Enphase Energy, Inc.(b)	3,555,775
1,699,699	FuelCell Energy, Inc.(b)(c)	3,433,392
47,156	Hydrogenics Corp. (Canada)(b)(c)	834,661
160,412	Orion Energy Systems, Inc.(b)	922,369
806,727	Plug Power, Inc.(b)(c)	3,799,684
103,204	Polypore International, Inc.(b)	4,532,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares WilderHill Clean Energy Portfolio (PBW) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
377,165	PowerSecure International, Inc.(b)(c)	$4,212,933
626,969	Real Goods Solar, Inc., Class A(b)(c)	504,773
66,443	SolarCity Corp.(b)(c)	3,932,097

		33,954,880

	Electronic Equipment, Instruments & Components—8.0%
392,197	Echelon Corp.(b)	823,614
93,528	Itron, Inc.(b)	3,641,045
465,537	Maxwell Technologies, Inc.(b)(c)	5,428,161
110,332	Universal Display Corp.(b)(c)	3,451,185

		13,344,005

	Independent Power Producers & Energy Traders—7.4%
179,047	Calpine Corp.(b)	4,085,852
150,768	Ormat Technologies, Inc.	4,364,734
131,314	Pattern Energy Group, Inc., Class A	3,779,217

		12,229,803

	Internet Software & Services—2.3%
211,553	Opower, Inc.(b)(c)	3,841,803

	Oil, Gas & Consumable Fuels—6.7%
1,024,632	Amyris, Inc.(b)(c)	3,094,389
390,704	Renewable Energy Group, Inc.(b)	4,114,113
509,064	Solazyme, Inc.(b)(c)	3,904,521

		11,113,023

	Semiconductors & Semiconductor Equipment—28.2%
200,467	Advanced Energy Industries, Inc.(b)	3,965,237
294,689	Aixtron SE ADR (Germany)(b)(c)	3,574,578
83,518	Amtech Systems, Inc.(b)	879,445
107,806	Canadian Solar, Inc. (Canada)(b)	3,439,011
87,819	Cree, Inc.(b)(c)	2,764,542
101,685	Daqo New Energy Corp. ADR (China)(b)(c)	3,957,580
60,320	First Solar, Inc.(b)	3,552,848
1,681,748	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	3,498,036
422,720	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,538,166
1,147,362	ReneSola Ltd. ADR (China)(b)(c)	2,753,669
187,825	Rubicon Technology, Inc.(b)	832,065
189,967	SunEdison, Inc.(b)	3,706,256
116,253	SunPower Corp.(b)(c)	3,701,495
298,936	Trina Solar Ltd. ADR (China)(b)(c)	3,156,764
1,181,105	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	3,460,638

		46,780,330

	Software—4.4%
202,662	EnerNOC, Inc.(b)	2,993,318
444,344	Silver Spring Networks, Inc.(b)(c)	4,256,815

		7,250,133

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $172,332,301)—100.0%	166,023,646

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—28.4%
47,233,325	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $47,233,325)	$47,233,325

	Total Investments (Cost $219,565,626)—128.4%	213,256,971
	Other assets less liabilities—(28.4%)	(47,168,040)

	Net Assets—100.0%	$166,088,931

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$46,037,567	$(46,037,567)	$—

*	Amount does not include excess collateral received, if any.

This Fund has holdings greater than 10% of net assets in the following country:

China	12.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Portfolio Composition

PowerShares WilderHill Progressive Energy Portfolio (PUW)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Oil, Gas & Consumable Fuels	18.7
Electrical Equipment	16.4
Machinery	13.3
Chemicals	9.2
Construction & Engineering	7.2
Building Products	5.9
Auto Components	5.4
Electric Utilities	5.2
Automobiles	4.0
Commercial Services & Supplies	2.4
Energy Equipment & Services	2.2
Food & Staples Retailing	2.1
Aerospace & Defense	2.0
Semiconductors & Semiconductor Equipment	2.0
Electronic Equipment, Instruments & Components	1.8
Industrial Conglomerates	1.6
Real Estate Investment Trusts	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—2.0%
17,455	Hexcel Corp.(b)	$731,190

	Auto Components—5.4%
15,148	Johnson Controls, Inc.	715,743
33,294	Remy International, Inc.	615,273
11,615	Tenneco, Inc.(b)	608,162

		1,939,178

	Automobiles—4.0%
46,691	Kandi Technologies Group, Inc. (China)(b)(c)	771,335
14,595	Tata Motors Ltd. ADR (India)	687,425

		1,458,760

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Building Products—5.9%
13,908	A.O. Smith Corp.	$741,992
16,407	Apogee Enterprises, Inc.	720,267
20,728	Owens Corning	664,540

		2,126,799

	Chemicals—9.2%
32,086	Advanced Emissions Solutions, Inc.(b)	648,779
18,329	LSB Industries, Inc.(b)	687,887
11,071	Methanex Corp. (Canada)	656,953
431,469	Rentech, Inc.(b)	686,036
8,572	Rockwood Holdings, Inc.	659,273

		3,338,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares WilderHill Progressive Energy Portfolio (PUW) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies—2.4%
57,465	Blue Earth, Inc.(b)(c)	$87,921
35,057	Covanta Holding Corp.	773,708

		861,629

	Construction & Engineering—7.2%
25,085	Abengoa SA ADR (Spain)(c)	539,327
12,544	Chicago Bridge & Iron Co. NV	685,404
22,025	Foster Wheeler AG	683,436
23,815	MasTec, Inc.(b)	682,062

		2,590,229

	Electric Utilities—5.2%
226,016	Centrais Eletricas Brasileiras SA ADR (Brazil)(c)	571,820
106,760	Companhia Energetica de Minas Gerais ADR (Brazil)	617,073
13,672	NRG Yield, Inc., Class A	683,190

		1,872,083

	Electrical Equipment—16.4%
5,489	Acuity Brands, Inc.	765,331
177,140	Capstone Turbine Corp.(b)	177,140
10,460	Eaton Corp. PLC	715,359
10,525	Emerson Electric Co.	674,232
12,171	EnerSys	764,339
39,290	General Cable Corp.	556,739
12,779	Global Power Equipment Group, Inc.	174,178
138,410	GrafTech International Ltd.(b)	593,779
9,142	Power Solutions International, Inc.(b)	598,801
10,253	Regal-Beloit Corp.	727,655
113,578	Revolution Lighting Technologies, Inc.(b)(c)	196,490

		5,944,043

	Electronic Equipment, Instruments & Components—1.8%
32,515	Corning, Inc.	664,282

	Energy Equipment & Services—2.2%
107,620	McDermott International, Inc.(b)(c)	413,261
41,948	Nuverra Environmental Solutions, Inc.(b)(c)	397,247

		810,508

	Food & Staples Retailing—2.1%
12,128	Andersons, Inc. (The)	772,918

	Industrial Conglomerates—1.6%
21,066	Koninklijke Philips NV (Netherlands)	588,584

	Machinery—13.3%
24,762	Altra Industrial Motion Corp.	780,498
11,728	Chart Industries, Inc.(b)	545,938
50,945	Energy Recovery, Inc.(b)(c)	233,328
19,182	ESCO Technologies, Inc.	729,300
38,914	Luxfer Holdings PLC ADR (United Kingdom)	619,900
8,059	WABCO Holdings, Inc.(b)	784,786
68,147	Westport Innovations, Inc. (Canada)(b)(c)	420,467
13,592	Woodward, Inc.	696,046

		4,810,263

	Oil, Gas & Consumable Fuels—18.7%
42,836	Cameco Corp. (Canada)	744,490
32,275	Chesapeake Energy Corp.	715,860
85,474	Clean Energy Fuels Corp.(b)(c)	624,815

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels (continued)
67,511	Cosan Ltd., Class A (Brazil)	$714,941
643,608	Denison Mines Corp. (Canada)(b)(c)	598,877
10,705	Golar LNG Ltd. (Norway)	600,658
20,557	Green Plains, Inc.	703,049
11,203	Range Resources Corp.	766,285
11,784	Sasol Ltd. ADR (South Africa)	591,439
21,634	Southwestern Energy Co.(b)	703,321

		6,763,735

	Real Estate Investment Trusts—0.6%
14,156	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	197,901

	Semiconductors & Semiconductor Equipment—2.0%
19,957	Veeco Instruments, Inc.(b)	718,252

	Total Common Stocks and Other Equity Interests (Cost $34,884,447)	36,189,282

	Money Market Fund—0.1%
32,804	Invesco Premier Portfolio—Institutional Class(d) (Cost $32,804)	32,804

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $34,917,251)—100.1%	36,222,086

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.6%
3,475,467	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $3,475,467)	3,475,467

	Total Investments (Cost $38,392,718)—109.7%	39,697,553
	Other assets less liabilities—(9.7%)	(3,492,101)

	Net Assets—100.0%	$36,205,452

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares WilderHill Progressive Energy Portfolio (PUW) (continued)

October 31, 2014

(Unaudited)

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$3,377,105	$(3,377,105)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Assets:
Unaffiliated investments, at value(a)	$158,061,006	$74,171,065	$1,447,616,692	$451,783,558
Affiliated investments, at value	97,480	3,450,043	662,346	84,386,983

Total investments, at value	158,158,486	77,621,108	1,448,279,038	536,170,541
Foreign currencies, at value	—	—	—	20,276
Receivables:
Dividends	48,222	27,910	499,803	305,687
Foreign tax reclaims	—	82,090	—	645,235
Securities lending	—	8,149	—	38,008
Shares sold	—	—	16,061,801	—
Investments sold	—	—	—	5,051,144
Unrealized appreciation on swap agreements	—	—	—	424,720
Settlement proceeds	—	105,540	—	—
Other assets	1,274	1,100	3,585	2,011

Total Assets	158,207,982	77,845,897	1,464,844,227	542,657,622

Liabilities:
Due to custodian	4,435	57,359	44,809	17,347
Payables:
Expenses recaptured	3,921	—	—	—
Collateral upon return of securities loaned	—	3,450,043	—	34,652,545
Investments purchased	—	—	16,073,084	—
Payable for swaps	—	—	—	1,973
Shares repurchased	—	—	—	—
Open options written, at value	—	—	—	—
Accrued advisory fees	63,024	26,557	566,209	206,323
Accrued trustees’ and officer’s fees	17,656	16,297	37,430	24,919
Accrued expenses	71,194	68,702	626,183	314,026

Total Liabilities	160,230	3,618,958	17,347,715	35,217,133

Net Assets	$158,047,752	$74,226,939	$1,447,496,512	$507,440,489

Net Assets Consist of:
Shares of beneficial interest	$165,045,321	$142,642,662	$1,320,140,633	$589,133,700
Undistributed net investment income	(50,220)	(5,916)	(870,349)	(21,627,092)
Undistributed net realized gain (loss)	(28,867,213)	(82,745,885)	(80,911,150)	(78,356,610)
Net unrealized appreciation (depreciation)	21,919,864	14,336,078	209,137,378	18,290,491

Net Assets	$158,047,752	$74,226,939	$1,447,496,512	$507,440,489

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,700,000	2,550,000	35,900,000	45,650,000
Net asset value	$33.63	$29.11	$40.32	$11.12

Market price	$33.63	$29.12	$40.33	$11.13

Unaffiliated investments, at cost	$136,141,142	$59,830,172	$1,238,479,314	$433,881,938

Affiliated investments, at cost	$97,480	$3,450,043	$662,346	$84,386,983

Total investments, at cost	$136,238,622	$63,280,215	$1,239,141,660	$518,268,921

Foreign currencies, at cost	$—	$—	$—	$20,290

Premium received on written options	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$3,339,005	$—	$33,860,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$269,650,964	$387,145,348	$437,404,949	$958,042,556	$166,023,646	$36,189,282
48,074,604	378,759	—	1,007,269	47,233,325	3,508,271

317,725,568	387,524,107	437,404,949	959,049,825	213,256,971	39,697,553
—	—	—	—	—	—

83,703	389,191	415,411	613,386	23,335	21,234
—	144	—	—	32,697	18,254
82,360	—	—	—	444,894	23,356
—	—	9,999,414	—	—	—
4,622,842	151,872	145,663	1,293,275	—	—
—	—	—	—	—	—
—	—	—	—	—	—
1,398	—	1,523	2,194	1,548	1,263

322,515,871	388,065,314	447,966,960	960,958,680	213,759,445	39,761,660

9,398	107,654	118,945	33,839	165,277	1,925

820	—	—	—	—	—
47,877,357	—	—	—	47,233,325	3,475,467
—	—	10,133,929	—	11,082	—
—	—	—	—	—	—
4,596,191	—	—	1,293,820	—	—
—	23,383,015	—	—	—	—
112,937	235,584	69,553	386,667	64,626	9,101
29,333	—	19,476	79,519	42,079	13,118
215,859	—	129,105	412,394	154,125	56,597

52,841,895	23,726,253	10,471,008	2,206,239	47,670,514	3,556,208

$269,673,976	$364,339,061	$437,495,952	$958,752,441	$166,088,931	$36,205,452

$513,281,476	$363,144,564	$478,175,292	$1,294,714,882	$1,629,091,104	$65,073,002
(1,523,404)	(8,551,813)	722,131	469,271	(395,348)	77,186
(264,829,795)	(40,605,668)	(131,536,790)	(549,802,227)	(1,456,298,170)	(30,249,571)
22,745,699	50,351,978	90,135,319	213,370,515	(6,308,655)	1,304,835

$269,673,976	$364,339,061	$437,495,952	$958,752,441	$166,088,931	$36,205,452

8,600,000	17,550,000	19,500,000	37,050,000	27,450,000	1,250,000
$31.36	$20.76	$22.44	$25.88	$6.05	$28.96

$31.34	$20.77	$22.43	$25.87	$6.05	$28.96

$246,905,265	$320,471,654	$347,269,630	$744,672,041	$172,332,301	$34,884,447

$48,074,604	$288,997	$—	$1,007,269	$47,233,325	$3,508,271

$294,979,869	$320,760,651	$347,269,630	$745,679,310	$219,565,626	$38,392,718

$—	$—	$—	$—	$—	$—

$—	$6,971,537	$—	$—	$—	$—

$47,653,063	$—	$—	$—	$46,037,567	$3,377,105

29

Statements of Operations

For the six months ended October 31, 2014

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Investment Income:
Unaffiliated dividend income	$1,138,221	$681,730	$5,328,815	$11,069,271
Affiliated dividend income	7	2	74	4,605
Securities lending income	—	61,713	—	297,305
Foreign withholding tax	—	(46,145)	(1,278)	(493,919)

Total Income	1,138,228	697,300	5,327,611	10,877,262

Expenses:
Advisory fees	340,647	205,934	3,226,893	1,518,244
Sub-licensing	40,877	30,890	645,379	303,649
Accounting & administration fees	18,467	18,467	128,832	59,996
Recapture (Note 3)	17,502	—	—	32,811
Professional fees	13,388	13,415	22,368	18,847
Trustees’ and officer’s fees	4,904	4,491	15,285	9,561
Custodian & transfer agent fees	2,751	8,185	8,802	24,562
Other expenses	11,118	11,081	49,930	27,539

Total Expenses	449,654	292,463	4,097,489	1,995,209

Less: Waivers	(77)	(14,471)	(802)	(51,439)

Net Expenses	449,577	277,992	4,096,687	1,943,770

Net Investment Income	688,651	419,308	1,230,924	8,933,492

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(64,620)	106,613	(9,422,531)	(5,692,637)
Swap agreements	—	—	—	(2,039,040)
Written options	—	—	—	—
In-kind redemptions	941,163	2,553,998	136,783,045	25,849,620
Foreign currencies	—	(1,716)	—	(38,605)

Net realized gain (loss)	876,543	2,658,895	127,360,514	18,079,338

Change in net unrealized appreciation (depreciation) on:
Investment securities	5,138,106	(9,826,572)	(14,789,202)	(61,331,701)
Swaps agreements	—	—	—	3,699,794
Written options	—	—	—	—
Foreign currencies	—	(7,953)	—	(60,883)

Net change in unrealized appreciation (depreciation)	5,138,106	(9,834,525)	(14,789,202)	(57,692,790)

Net realized and unrealized gain (loss)	6,014,649	(7,175,630)	112,571,312	(39,613,452)

Net increase (decrease) in net assets resulting from operations	$6,703,300	$(6,756,322)	$113,802,236	$(30,679,960)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$1,727,584	$3,252,516	$4,133,238	$5,604,894	$328,212	$402,086
15	3,742	14	68	9	2
577,356	—	—	—	2,663,310	171,412
(122,240)	(420)	—	—	(17,129)	(1,179)

2,182,715	3,255,838	4,133,252	5,604,962	2,974,402	572,321

673,161	1,214,261	570,509	2,428,922	468,967	108,576
134,632	—	91,281	364,338	93,794	21,715
28,096	—	36,029	99,126	21,875	18,467
4,081	—	—	—	—	—
17,265	—	15,594	21,376	14,672	13,857
5,930	—	7,150	12,824	5,509	4,119
58,732	—	5,582	6,856	31,176	4,379
20,528	—	15,755	52,826	31,931	8,604

942,425	1,214,261	741,900	2,986,268	667,924	179,717

(145)	(380)	(170,552)	(747)	(11,473)	(27,730)

942,280	1,213,881	571,348	2,985,521	656,451	151,987

1,240,435	2,041,957	3,561,904	2,619,441	2,317,951	420,334

(3,526,045)	(227,348)	(333,343)	(11,764,690)	(15,815,970)	92,664
—	—	—	—	—	—
—	(9,309,395)	—	—	—	—
33,465,552	8,131,706	9,722,056	15,598,792	16,615,541	3,236,605
—	—	—	—	—	—

29,939,507	(1,405,037)	9,388,713	3,834,102	799,571	3,329,269

(3,327,468)	14,473,400	18,996,476	(4,187,267)	(16,645,316)	(7,989,971)
—	—	—	—	—	—
—	(15,594,115)	—	—	—	—
—	—	—	—	—	—

(3,327,468)	(1,120,715)	18,996,476	(4,187,267)	(16,645,316)	(7,989,971)

26,612,039	(2,525,752)	28,385,189	(353,165)	(15,845,745)	(4,660,702)

$27,852,474	$(483,795)	$31,947,093	$2,266,276	$(13,527,794)	$(4,240,368)

31

Statements of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares CleantechTM Portfolio (PZD)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$688,651	$881,865	$419,308	$452,908
Net realized gain (loss)	876,543	5,236,366	2,658,895	(41,079)
Net change in unrealized appreciation (depreciation)	5,138,106	17,672,034	(9,834,525)	17,269,664

Net increase (decrease) in net assets resulting from operations	6,703,300	23,790,265	(6,756,322)	17,681,493

Distributions to Shareholders from:
Net investment income	(723,239)	(993,578)	(581,436)	(713,573)

Shareholder Transactions:
Proceeds from shares sold	57,108,686	48,361,326	4,394,717	1,498,269
Value of shares repurchased	(3,127,222)	(20,678,371)	(7,365,438)	(5,244,820)

Net increase (decrease) in net assets resulting from shares transactions	53,981,464	27,682,955	(2,970,721)	(3,746,551)

Increase (Decrease) in Net Assets	59,961,525	50,479,642	(10,308,479)	13,221,369

Net Assets:
Beginning of period	98,086,227	47,606,585	84,535,418	71,314,049

End of period	$158,047,752	$98,086,227	$74,226,939	$84,535,418

Undistributed net investment income at end of period	$(50,220)	$(15,632)	$(5,916)	$156,212

Changes in Shares Outstanding:
Shares sold	1,750,000	1,750,000	150,000	50,000
Shares repurchased	(100,000)	(750,000)	(250,000)	(200,000)
Shares outstanding, beginning of period	3,050,000	2,050,000	2,650,000	2,800,000

Shares outstanding, end of period	4,700,000	3,050,000	2,550,000	2,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares DWA Momentum Portfolio (PDP)		PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$1,230,924	$1,800,480	$8,933,492	$15,159,334	$1,240,435	$2,006,913
127,360,514	56,424,570	18,079,338	35,699,870	29,939,507	39,890,527
(14,789,202)	95,556,132	(57,692,790)	13,948,978	(3,327,468)	28,415,205

113,802,236	153,781,182	(30,679,960)	64,808,182	27,852,474	70,312,645

(2,069,760)	(3,053,165)	(7,044,279)	(65,805,444)	(1,470,298)	(2,898,245)

608,115,800	391,192,705	75,585,089	239,772,662	79,503,122	123,413,615
(532,795,307)	(158,406,142)	(114,021,627)	(63,665,641)	(94,779,896)	(114,003,682)

75,320,493	232,786,563	(38,436,538)	176,107,021	(15,276,774)	9,409,933

187,052,969	383,514,580	(76,160,777)	175,109,759	11,105,402	76,824,333

1,260,443,543	876,928,963	583,601,266	408,491,507	258,568,574	181,744,241

$1,447,496,512	$1,260,443,543	$507,440,489	$583,601,266	$269,673,976	$258,568,574

$(870,349)	$(31,513)	$(21,627,092)	$(23,516,305)	$(1,523,404)	$(1,293,541)

15,500,000	11,150,000	6,200,000	20,100,000	2,500,000	4,350,000
(13,700,000)	(4,650,000)	(10,050,000)	(5,500,000)	(3,250,000)	(4,250,000)
34,100,000	27,600,000	49,500,000	34,900,000	9,350,000	9,250,000

35,900,000	34,100,000	45,650,000	49,500,000	8,600,000	9,350,000

33

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® High Quality Portfolio (SPHQ)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$2,041,957	$2,774,392	$3,561,904	$5,453,071
Net realized gain (loss)	(1,405,037)	(8,894,757)	9,388,713	15,539,020
Net change in unrealized appreciation (depreciation)	(1,120,715)	24,139,096	18,996,476	29,453,789

Net increase (decrease) in net assets resulting from operations	(483,795)	18,018,731	31,947,093	50,445,880

Distributions to Shareholders from:
Net investment income	(11,085,960)	(12,551,907)	(3,499,976)	(5,320,142)
Net realized gains	—	(67,519)	—	—

Total distributions to shareholders	(11,085,960)	(12,619,426)	(3,499,976)	(5,320,142)

Shareholder Transactions:
Proceeds from shares sold	149,495,084	72,951,504	66,787,110	137,479,261
Value of shares repurchased	(23,044,693)	(34,114,213)	(23,424,478)	(45,654,865)

Net increase (decrease) in net assets resulting from shares transactions	126,450,391	38,837,291	43,362,632	91,824,396

Increase (Decrease) in Net Assets	114,880,636	44,236,596	71,809,749	136,950,134

Net Assets:
Beginning of period	249,458,425	205,221,829	365,686,203	228,736,069

End of period	$364,339,061	$249,458,425	$437,495,952	$365,686,203

Undistributed net investment income at end of period	$(8,551,813)	$492,190	$722,131	$660,203

Changes in Shares Outstanding:
Shares sold	6,950,000	3,500,000	3,100,000	7,000,000
Shares repurchased	(1,100,000)	(1,650,000)	(1,100,000)	(2,300,000)
Shares outstanding, beginning of period	11,700,000	9,850,000	17,500,000	12,800,000

Shares outstanding, end of period	17,550,000	11,700,000	19,500,000	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$2,619,441	$6,200,491	$2,317,951	$3,171,838	$420,334	$317,552
3,834,102	84,949,788	799,571	31,745,124	3,329,269	1,303,228
(4,187,267)	62,930,259	(16,645,316)	24,395,717	(7,989,971)	5,713,352

2,266,276	154,080,538	(13,527,794)	59,312,679	(4,240,368)	7,334,132

(4,343,723)	(5,035,124)	(2,376,741)	(5,058,769)	(413,875)	(473,310)
—	—	—	—	—	—

(4,343,723)	(5,035,124)	(2,376,741)	(5,058,769)	(413,875)	(473,310)

15,343,507	157,626,289	26,622,725	125,579,841	5,044,172	5,983,872
(44,760,706)	(193,488,911)	(62,730,483)	(104,226,358)	(10,003,583)	(5,609,711)

(29,417,199)	(35,862,622)	(36,107,758)	21,353,483	(4,959,411)	374,161

(31,494,646)	113,182,792	(52,012,293)	75,607,393	(9,613,654)	7,234,983

990,247,087	877,064,295	218,101,224	142,493,831	45,819,106	38,584,123

$958,752,441	$990,247,087	$166,088,931	$218,101,224	$36,205,452	$45,819,106

$469,271	$2,193,553	$(395,348)	$(336,558)	$77,186	$70,727

600,000	6,100,000	4,000,000	20,650,000	150,000	200,000
(1,750,000)	(7,650,000)	(9,650,000)	(17,300,000)	(300,000)	(200,000)
38,200,000	39,750,000	33,100,000	29,750,000	1,400,000	1,400,000

37,050,000	38,200,000	27,450,000	33,100,000	1,250,000	1,400,000

35

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$32.16		$23.22	$19.99	$20.57	$19.07	$13.38
Net investment income(a)	0.16		0.33	0.44	0.21	0.18	0.17
Net realized and unrealized gain (loss) on investments	1.47		9.00	3.22	(0.60)	1.49	5.73
Total from investment operations	1.63		9.33	3.66	(0.39)	1.67	5.90
Distributions to shareholders from:
Net investment income	(0.16)		(0.39)	(0.43)	(0.19)	(0.17)	(0.21)
Net asset value at end of period	$33.63		$32.16	$23.22	$19.99	$20.57	$19.07
Market price at end of period(b)	$33.63		$32.15	$23.20	$19.98	$20.57	$19.07
Net Asset Value Total Return(c)	5.08%		40.52%	18.69%	(1.82)%	8.91%	44.36%
Market Price Total Return(c)	5.11%		40.59%	18.65%	(1.87)%	8.91%	44.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$158,048		$98,086	$47,607	$54,967	$107,971	$137,338
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(d)	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.66	%(d)	0.69%	0.74%	0.76%	0.73%	0.69%
Net investment income, after Waivers	1.01	%(d)	1.13%	2.18%	1.09%	0.99%	1.08%
Portfolio turnover rate(e)	5%		8%	17%	25%	12%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares CleantechTM Portfolio (PZD)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$31.90		$25.47	$23.06	$30.10	$25.00	$19.25
Net investment income (loss)(a)	0.16		0.17	0.26	0.24	0.06	0.03
Net realized and unrealized gain (loss) on investments	(2.73)		6.53	2.37	(7.07)	5.05	5.77
Total from investment operations	(2.57)		6.70	2.63	(6.83)	5.11	5.80
Distributions to shareholders from:
Net investment income	(0.22)		(0.27)	(0.22)	(0.21)	(0.01)	(0.04)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.22)		(0.27)	(0.22)	(0.21)	(0.01)	(0.05)
Net asset value at end of period	$29.11		$31.90	$25.47	$23.06	$30.10	$25.00
Market price at end of period(b)	$29.12		$31.92	$25.36	$22.98	$30.08	$24.80
Net Asset Value Total Return(c)	(8.13)%		26.52%	11.59%	(22.65)%	20.43%	30.16%
Market Price Total Return(c)	(8.16)%		27.15%	11.50%	(22.87)%	21.32%	28.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,227		$84,535	$71,314	$100,305	$162,530	$160,021
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.71	%(d)	0.72%	0.76%	0.74%	0.74%	0.71%
Net investment income, after Waivers	1.02	%(d)	0.58%	1.16%	0.97%	0.22%	0.11%
Portfolio turnover rate(e)	11%		24%	22%	27%	24%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares DWA Momentum Portfolio (PDP)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$36.96		$31.77		$27.86		$26.52	$21.25	$14.14
Net investment income(a)	0.04		0.06		0.23		0.07	0.04	0.06
Net realized and unrealized gain on investments	3.38		5.23		3.92		1.31	5.29	7.15
Total from investment operations	3.42		5.29		4.15		1.38	5.33	7.21
Distributions to shareholders from:
Net investment income	(0.06)		(0.10)		(0.24)		(0.04)	(0.06)	(0.10)
Net asset value at end of period	$40.32		$36.96		$31.77		$27.86	$26.52	$21.25
Market price at end of period(b)	$40.33		$36.93		$31.76		$27.86	$26.54	$21.24
Net Asset Value Total Return(c)	9.26%		16.71%		15.02%		5.22%	25.11%	51.28%
Market Price Total Return(c)	9.37%		16.65%		14.98%		5.15%	25.26%	51.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,447,497		$1,260,444		$876,929		$571,078	$450,904	$159,371
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)(e)	0.64	%(e)	0.67	%(e)	0.65%	0.70%	0.70%
Expenses, prior to Waivers	0.63	%(d)(e)	0.64	%(e)	0.67	%(e)	0.65%	0.71%	0.73%
Net investment income, after Waivers	0.19	%(d)	0.17%		0.82%		0.29%	0.19%	0.35%
Portfolio turnover rate(f)	39%		75%		66%		96%	42%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$11.79		$11.70		$9.22	$12.17	$10.04	$6.72
Net investment income(a)	0.17		0.38	(b)	0.24	0.26	0.26	0.33	(g)
Net realized and unrealized gain (loss) on investments	(0.70)		1.38		2.64	(2.58)	2.41	3.27
Total from investment operations	(0.53)		1.76		2.88	(2.32)	2.67	3.60
Distributions to shareholders from:
Net investment income	(0.14)		(1.67)		(0.40)	(0.56)	(0.54)	(0.28)
Return of capital	—		—		—	(0.07)	—	—
Total distributions	(0.14)		(1.67)		(0.40)	(0.63)	(0.54)	(0.28)
Net asset value at end of period	$11.12		$11.79		$11.70	$9.22	$12.17	$10.04
Market price at end of period(c)	$11.13		$11.85		$11.75	$9.25	$12.25	$10.06
Net Asset Value Total Return(d)	(4.55)%		16.20%		31.87%	(19.51)%	27.93%	54.20%
Market Price Total Return(d)	(4.95)%		16.31%		32.00%	(19.80)%	28.48%	54.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$507,440		$583,601		$408,492	$296,744	$493,622	$211,879
Ratio to average net assets of:
Expenses, after Waivers(e)	0.64	%(f)	0.69%		0.70%	0.71%	0.70%	0.70%
Expenses, prior to Waivers(e)	0.66	%(f)	0.70%		0.70%	0.76%	0.73%	0.72%
Net investment income, after Waivers	2.94	%(f)	3.20	%(b)	2.47%	2.79%	2.50%	3.66	%(g)
Portfolio turnover rate(h)	15%		53%		53%	88%	112%	121%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.28 and 2.39%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(f)	Annualized.
(g)	Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Capital Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$27.65		$19.65	$21.56		$28.98	$25.03	$17.47
Net investment income(a)	0.14		0.21	0.34		0.48	0.21	0.13
Net realized and unrealized gain (loss) on investments	3.74		8.08	(1.81)		(7.43)	3.92	7.63
Total from investment operations	3.88		8.29	(1.47)		(6.95)	4.13	7.76
Distributions to shareholders from:
Net investment income	(0.17)		(0.29)	(0.44)		(0.47)	(0.18)	(0.17)
Return of capital	—		—	—		—	—	(0.03)
Total distributions	(0.17)		(0.29)	(0.44)		(0.47)	(0.18)	(0.20)
Net asset value at end of period	$31.36		$27.65	$19.65		$21.56	$28.98	$25.03
Market price at end of period(b)	$31.34		$27.60	$19.59		$21.49	$28.87	$25.04
Net Asset Value Total Return(c)	14.04%		42.28%	(6.73	)%(d)	(23.98)%	16.60%	44.51%
Market Price Total Return(c)	14.18%		42.46%	(6.70)%		(23.93)%	16.11%	44.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$269,674		$258,569	$181,744		$245,838	$446,292	$455,523
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%	0.70%		0.69%	0.70%	0.70%
Expenses, prior to Waivers	0.70	%(e)	0.70%	0.75%		0.71%	0.72%	0.71%
Net investment income, after Waivers	0.92	%(e)	0.75%	1.78%		2.08%	0.82%	0.56%
Portfolio turnover rate(f)	9%		37%	63%		23%	15%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.004 per share. Had the pay-in not been made, the net asset value total return would have been (6.77)%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$21.32		$20.83	$20.60	$21.52	$21.52	$17.54
Net investment income(a)	0.14		0.28	0.33	0.29	0.29	0.27
Net realized and unrealized gain on investments	0.04		1.57	0.70	1.00	1.34	4.00
Total from investment operations	0.18		1.85	1.03	1.29	1.63	4.27
Distributions to shareholders from:
Net investment income	(0.74)		(1.35)	(0.65)	(2.10)	(0.27)	(0.29)
Net realized gains	—		(0.01)	(0.15)	(0.11)	(1.36)	—
Total distributions	(0.74)		(1.36)	(0.80)	(2.21)	(1.63)	(0.29)
Net asset value at end of period	$20.76		$21.32	$20.83	$20.60	$21.52	$21.52
Market price at end of period(b)	$20.77		$21.35	$20.83	$20.65	$21.52	$21.52
Net Asset Value Total Return(c)	0.78%		9.34%	5.22%	6.74%	8.11%	24.48%
Market Price Total Return(c)	0.68%		9.50%	4.97%	7.02%	8.09%	24.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$364,339		$249,458	$205,222	$154,528	$120,511	$167,840
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.26	%(d)	1.37%	1.61%	1.42%	1.37%	1.35%
Portfolio turnover rate(e)	21%		32%	22%	58%	61%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$20.90		$17.87	$15.33	$14.64	$12.21	$9.60
Net investment income(a)	0.19		0.36	0.33	0.26	0.20	0.00 (b)
Net realized and unrealized gain on investments	1.54		3.03	2.52	0.74	2.31	2.64
Total from investment operations	1.73		3.39	2.85	1.00	2.51	2.64
Distributions to shareholders from:
Net investment income	(0.19)		(0.36)	(0.31)	(0.31)	(0.08)	(0.03)
Net asset value at end of period	$22.44		$20.90	$17.87	$15.33	$14.64	$12.21
Market price at end of period(c)	$22.43		$20.89	$17.87	$15.33	$14.64	$12.21
Net Asset Value Total Return(d)	8.32%		19.15%	18.86%	7.04%	20.61%	27.63%
Market Price Total Return(d)	8.33%		19.09%	18.86%	7.04%	20.61%	27.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$437,496		$365,686	$228,736	$146,421	$112,695	$67,746
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(e)	0.29%	0.39%	0.50%	0.52%	0.70%
Expenses, prior to Waivers	0.38	%(e)	0.39%	0.55%	0.70%	0.84%	0.80%
Net investment income (loss), after Waivers	1.81	%(e)	1.87%	2.06%	1.82%	1.49%	(0.03)%
Portfolio turnover rate(f)	5%		13%	17%	14%	64%	138%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Water Resources Portfolio (PHO)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$25.92		$22.06	$18.78	$20.25	$18.05	$14.04
Net investment income(a)	0.07		0.16	0.16	0.14	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.01		3.83	3.28	(1.48)	2.19	4.03
Total from investment operations	0.08		3.99	3.44	(1.34)	2.30	4.12
Distributions to shareholders from:
Net investment income	(0.12)		(0.13)	(0.16)	(0.13)	(0.10)	(0.11)
Net asset value at end of period	$25.88		$25.92	$22.06	$18.78	$20.25	$18.05
Market price at end of period(b)	$25.87		$25.91	$22.05	$18.77	$20.24	$18.05
Net Asset Value Total Return(c)	0.28%		18.16%	18.48%	(6.59)%	12.81%	29.48%
Market Price Total Return(c)	0.28%		18.17%	18.49%	(6.59)%	12.75%	29.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$958,752		$990,247	$877,064	$825,510	$1,260,648	$1,335,033
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.61%	0.62%	0.62%	0.66%	0.64%
Expenses, prior to Waivers	0.61	%(d)	0.61%	0.62%	0.62%	0.66%	0.64%
Net investment income, after Waivers	0.54	%(d)	0.66%	0.81%	0.77%	0.63%	0.57%
Portfolio turnover rate(e)	12%		34%	31%	44%	13%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$6.59		$4.79	$5.08	$10.35	$10.12	$9.03
Net investment income (loss)(a)	0.08		0.10	0.11	0.20	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.54)		1.85	(0.26)	(5.33)	0.26	1.11
Total from investment operations	(0.46)		1.95	(0.15)	(5.13)	0.23	1.09
Distributions to shareholders from:
Net investment income	(0.08)		(0.15)	(0.14)	(0.14)	—	—
Net asset value at end of period	$6.05		$6.59	$4.79	$5.08	$10.35	$10.12
Market price at end of period(b)	$6.05		$6.59	$4.79	$5.08	$10.33	$10.11
Net Asset Value Total Return(c)	(7.04)%		41.23%	(2.64)%	(49.78)%	2.27%	12.07%
Market Price Total Return(c)	(7.04)%		41.23%	(2.65)%	(49.68)%	2.18%	12.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$166,089		$218,101	$142,494	$178,016	$541,472	$657,486
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.71	%(d)	0.70%	0.70%	0.76%	0.75%	0.70%
Net investment income (loss), after Waivers	2.47	%(d)	1.55%	2.48%	2.98%	(0.27)%	(0.18)%
Portfolio turnover rate(e)	21%		57%	52%	46%	32%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$32.73		$27.56	$25.87	$30.68	$25.19	$17.38
Net investment income(a)	0.31		0.24	0.35	0.14	0.10	0.14
Net realized and unrealized gain (loss) on investments	(3.76)		5.27	1.54	(4.71)	5.53	7.81
Total from investment operations	(3.45)		5.51	1.89	(4.57)	5.63	7.95
Distributions to shareholders from:
Net investment income	(0.32)		(0.34)	(0.20)	(0.24)	(0.14)	(0.14)
Net asset value at end of period	$28.96		$32.73	$27.56	$25.87	$30.68	$25.19
Market price at end of period(b)	$28.96		$32.71	$27.55	$25.86	$30.70	$25.19
Net Asset Value Total Return(c)	(10.67)%		20.24%	7.38%	(14.84)%	22.47%	45.96%
Market Price Total Return(c)	(10.61)%		20.21%	7.38%	(14.93)%	22.55%	45.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,205		$45,819	$38,584	$47,859	$75,175	$60,451
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Expenses, prior to Waivers	0.83	%(d)	0.84%	0.87%	0.86%	0.86%	0.84%
Net investment income, after Waivers	1.94	%(d)	0.78%	1.40%	0.56%	0.37%	0.63%
Portfolio turnover rate(e)	17%		37%	32%	36%	22%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2014, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	“Aerospace & Defense Portfolio”
PowerShares CleantechTM Portfolio (PZD)	“CleantechTM Portfolio”
PowerShares DWA Momentum Portfolio (PDP)	“DWA Momentum Portfolio”
PowerShares Global Listed Private Equity Portfolio (PSP)	“Global Listed Private Equity Portfolio”
PowerShares Golden Dragon China Portfolio (PGJ)	“Golden Dragon China Portfolio”
PowerShares S&P 500 BuyWrite Portfolio (PBP)	“S&P 500 BuyWrite Portfolio”
PowerShares S&P 500® High Quality Portfolio (SPHQ)	“S&P 500® High Quality Portfolio”
PowerShares Water Resources Portfolio (PHO)	“Water Resources Portfolio”
PowerShares WilderHill Clean Energy Portfolio (PBW)	“WilderHill Clean Energy Portfolio”
PowerShares WilderHill Progressive Energy Portfolio (PUW)	“WilderHill Progressive Energy Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Aerospace & Defense Portfolio	SPADETM Defense Index
CleantechTM Portfolio	The Cleantech IndexTM
DWA Momentum Portfolio	Dorsey Wright Technical LeadersTM Index
Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity Index
Golden Dragon China Portfolio	NASDAQ Golden Dragon China Index
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite IndexTM
S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index
Water Resources Portfolio	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

42

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

43

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except for CleantechTM Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio, S&P 500 BuyWrite Portfolio, S&P 500® High Quality Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For CleantechTM Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Foreign Securities Risk. For Cleantech™ Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio, since their Underlying Indexes may include ADRs and global depositary receipts (“GDRs”), investing in these Funds involve risks of investing in foreign securities, in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

Risk of Investing in Listed Private Equity Companies. For Global Listed Private Equity Portfolio, there are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”). and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940 Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and

44

thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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G. Option Contracts Written

S&P 500 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently “marked-to-market” to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk. The Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

H. Swap Agreements

The Global Listed Private Equity Portfolio may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I. Securities Lending

During the six-month period ended October 31, 2014, CleantechTM Portfolio, Global Listed Private Equity Portfolio, Golden Dragon China Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the

46

market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio and S&P 500® High Quality Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® High Quality Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. As compensation for its services, the S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust on behalf of each Fund (excluding S&P BuyWrite Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2015. The Expense Cap (including sub-licensing fees) for S&P 500® High Quality Portfolio is 0.29% of the Fund’s average daily net assets per year through at least August 31, 2015. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2015. The Expense Agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for DWA Momentum Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended October 31, 2014, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense Portfolio	$77
CleantechTM Portfolio	14,471
DWA Momentum Portfolio	802
Global Listed Private Equity Portfolio	51,349
Golden Dragon China Portfolio	145
S&P 500 BuyWrite Portfolio	380
S&P 500® High Quality Portfolio	170,552
Water Resources Portfolio	747
WilderHill Clean Energy Portfolio	11,473
WilderHill Progressive Energy Portfolio	27,730

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

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For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2014 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/15	04/30/16	04/30/17	10/31/17
Aerospace & Defense Portfolio	$103,785	$44,135	$36,735	$22,915	$—
CleantechTM Portfolio	145,130	34,642	61,862	34,174	14,452
Golden Dragon China Portfolio	157,621	65,966	91,655	—	—
S&P 500® High Quality Portfolio	849,934	121,405	271,138	286,999	170,392
WilderHill Clean Energy Portfolio	133,176	121,807	—	—	11,369
WilderHill Progressive Energy Portfolio	183,919	36,181	64,090	55,938	27,710

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council
CleantechTM Portfolio	Cleantech Indices LLC
DWA Momentum Portfolio	Dorsey Wright & Associates, Inc.
Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC
Golden Dragon China Portfolio	The NASDAQ OMX Group, Inc.
S&P 500 BuyWrite Portfolio	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
S&P 500® High Quality Portfolio	Standard & Poor’s Financial Services LLC
Water Resources Portfolio	The NASDAQ OMX Group, Inc.
WilderHill Clean Energy Portfolio	WilderShares, LLC
WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (other than the S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the six-month period ended October 31, 2014.

S&P 500 BuyWrite Portfolio

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2014	Dividend Income
Invesco Ltd.	$227,034	$162,894	$(52,437)	$30,824	$10,444	$378,759	$3,713

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical

48

assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$536,170,541	$—	$—	$536,170,541
Swap Agreements*	—	424,720	—	424,720

Total Investments	$536,170,541	$424,720	$—	$536,595,261

Golden Dragon China Portfolio
Equity Securities	$317,725,568	$—	$0	$317,725,568

*	Unrealized appreciation.

Note 6. Derivative Investments

Global Listed Private Equity Portfolio and S&P 500 BuyWrite Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by enabling investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Global Listed Private Equity Portfolio
Equity risk:
Swap agreements(a)	$424,720	$—

S&P 500 BuyWrite Portfolio
Equity risk:
Options written contracts(a)	$—	$(23,383,015)

(a)	Values are disclosed on the Statements of Assets and Liabilities under Unrealized appreciation on swap agreements and Open options written, at value, respectively.

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Effect of Derivative Investments for the Six-Month Period Ended October 31, 2014

The table below summarizes each Fund’s gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Swap Agreements*	Options*
Global Listed Private Equity Portfolio*
Realized Gain (Loss)
Equity risk	$(2,039,040)	$—
Change in Unrealized Appreciation (Depreciation)
Equity risk	3,699,794	—

S&P 500 BuyWrite Portfolio*
Realized Gain (Loss)
Equity risk	—	(9,309,395)
Change in Unrealized Appreciation (Depreciation)
Equity risk	—	(15,594,115)

Total	$1,660,754	$(24,903,510)

*	The average notional value of swap agreements and options outstanding during the year was $56,218,115 and $335,590,083, respectively.

Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Swap Agreements	Termination Date	Notional Amount	Value Unrealized Appreciation
Citibank, N.A.	Receive a return equal to common shares of The Blackstone Group LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/15	$21,694,953	$162,559
Citibank, N.A.	Receive a return equal to common shares of KKR & Co. LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/15	23,228,363	262,161
Morgan Stanley Capital Services LLC	Receive a return equal to common shares of Riverstone Energy Ltd. and pay the product of (i) 1-Month LIBOR plus 85 basis points multiplied by (ii) days in the period divided by 365	08/03/16	3,582,011	—

Total				$424,720

S&P 500 BuyWrite Portfolio

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,343	$2,842,312
Written	10,621	23,987,971
Closed	(6,545)	(14,313,407)
Expired	(3,500)	(5,545,339)

End of period	1,919	$6,971,537

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation (Depreciation)	Notional Value*	Value
Call Option S&P 500 Index	Nov-14	$1,895	1,919	$6,971,537	($16,411,478)	$3,636,505	$23,383,015

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price.

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Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on each fund’s financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Funds are not currently netting. The following table presents derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2014.

Global Listed Private Equity Portfolio

Assets:				Collateral Received
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Citibank, N.A.	$424,720	$—	$424,720	$—	$—	$424,720

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of April 30, 2014, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized	Expired
Aerospace & Defense Portfolio	$104,662	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$—	$3,466,723	$29,310,273	$—	$—
CleantechTM Portfolio	—	1,171,839	14,341,075	25,186,026	12,098,616	1,476,508	29,311,493	83,585,557	—	—
DWA Momentum Portfolio	—	5,046,566	92,771,702	60,219,842	10,496,532	21,263,683	—	189,798,325	30,262,612	—
Global Listed Private Equity Portfolio	—	796,018	7,687,052	47,149,399	—	13,517,688	9,858,041	79,008,198	6,727,087	—
Golden Dragon China Portfolio	3,128,677	1,235,904	22,836,421	74,072,167	35,483,714	13,898,904	132,661,873	283,317,660	—	1,018,146
S&P 500 BuyWrite Portfolio	—	—	—	—	—	—	—	—	—	—
S&P 500® High Quality Portfolio	28,563,259	21,013,690	37,241,965	42,466,537	9,869,908	—	523,009	139,678,368	—	—
Water Resources Portfolio	11,876,489	3,553,481	93,208,162	265,948,030	33,978,301	18,359,580	103,953,663	530,877,706	—	—

51

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized	Expired
WilderHill Clean Energy Portfolio	$89,533,576	$44,707,703	$261,712,498	$460,657,845	$241,008,862	$57,314,443	$283,242,997	$1,438,177,924	$—	$2,098,368
WilderHill Progressive Energy Portfolio	—	179,432	8,319,827	12,433,887	2,282,887	3,244,080	5,860,967	32,321,080	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$7,785,955	$7,053,194
CleantechTM Portfolio	9,084,366	9,219,959
DWA Momentum Portfolio	508,959,820	511,827,420
Global Listed Private Equity Portfolio	78,141,473	82,504,295
Golden Dragon China Portfolio	23,145,187	22,970,343
S&P 500 BuyWrite Portfolio	68,605,659	84,287,279
S&P 500® High Quality Portfolio	22,019,368	21,509,263
Water Resources Portfolio	117,433,551	119,093,748
WilderHill Clean Energy Portfolio	39,198,052	38,878,053
WilderHill Progressive Energy Portfolio	7,402,090	7,417,385

For the six-month period ended October 31, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense Portfolio	$56,935,209	$3,109,246
CleantechTM Portfolio	4,389,849	7,356,692
DWA Momentum Portfolio	607,938,027	529,733,167
Global Listed Private Equity Portfolio	66,691,966	97,781,965
Golden Dragon China Portfolio	79,977,333	95,381,349
S&P 500 BuyWrite Portfolio	151,708,724	23,642,185
S&P 500® High Quality Portfolio	66,637,648	23,674,406
Water Resources Portfolio	15,328,655	45,017,608
WilderHill Clean Energy Portfolio	26,643,270	62,577,470
WilderHill Progressive Energy Portfolio	5,021,675	9,957,488

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2014, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$136,603,743	$21,554,743	$23,551,500	$(1,996,757)
CleantechTM Portfolio	64,044,393	13,576,715	18,789,999	(5,213,284)
DWA Momentum Portfolio	1,240,624,890	207,654,148	223,740,052	(16,085,904)
Global Listed Private Equity Portfolio	563,371,016	(27,200,475)	43,166,253	(70,366,728)
Golden Dragon China Portfolio	305,690,097	12,035,471	48,132,246	(36,096,775)
S&P 500 BuyWrite Portfolio	373,050,707	14,473,400	68,847,366	(54,373,966)

52

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P 500® High Quality Portfolio	$348,516,765	$88,888,184	$91,096,592	$(2,208,408)
Water Resources Portfolio	768,437,933	190,611,892	242,224,004	(51,612,112)
WilderHill Clean Energy Portfolio	231,068,573	(17,811,602)	21,826,780	(39,638,382)
WilderHill Progressive Energy Portfolio	39,650,478	47,075	6,679,765	(6,632,690)

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and Officer of the Funds. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

53

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, (excluding PowerShares S&P 500 BuyWrite Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares S&P 500 BuyWrite Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

In addition to the fees and expenses which the PowerShares DWA Momentum Portfolio and PowerShares Global Listed Private Equity Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Aerospace & Defense Portfolio (PPA)
Actual	$1,000.00	$1,050.84	0.66%	$3.41
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.66	3.36
PowerShares CleantechTM Portfolio (PZD)
Actual	1,000.00	918.68	0.67	3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.67	3.41
PowerShares DWA Momentum Portfolio (PDP)
Actual	1,000.00	1,092.59	0.63	3.32
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Global Listed Private Equity Portfolio (PSP)
Actual	1,000.00	954.46	0.64	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26

54

Fees and Expenses (continued)

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Golden Dragon China Portfolio (PGJ)
Actual	$1,000.00	$1,140.44	0.70%	$3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares S&P 500 BuyWrite Portfolio (PBP)
Actual	1,000.00	1,007.84	0.75	3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82
PowerShares S&P 500® High Quality Portfolio (SPHQ)
Actual	1,000.00	1,083.22	0.29	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
PowerShares Water Resources Portfolio (PHO)
Actual	1,000.00	1,002.77	0.61	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11
PowerShares WilderHill Clean Energy Portfolio (PBW)
Actual	1,000.00	929.63	0.70	3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares WilderHill Progressive Energy Portfolio (PUW)
Actual	1,000.00	893.30	0.70	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

55

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-4
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2014

2014 Semi-Annual Report to Shareholders

PKW	PowerShares BuyBack AchieversTM Portfolio

PFM	PowerShares Dividend AchieversTM Portfolio

PGF	PowerShares Financial Preferred Portfolio

PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio

PID	PowerShares International Dividend AchieversTM Portfolio

2

Portfolio Composition

PowerShares Buyback AchieversTM Portfolio (PKW)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Consumer Discretionary	32.0
Information Technology	17.3
Health Care	11.6
Financials	11.4
Industrials	7.8
Telecommunication Services	6.3
Energy	5.5
Materials	5.2
Consumer Staples	2.3
Utilities	0.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—32.0%
73,613	ANN INC.(b)	$2,826,003
52,460	AutoZone, Inc.(b)	29,037,659
61,663	Bally Technologies, Inc.(b)	4,957,705
128,025	bebe stores, Inc.	293,177
324,985	Bed Bath & Beyond, Inc.(b)	21,884,490
25,834	Blyth, Inc.(c)	216,747
37,959	Bob Evans Farms, Inc.	1,854,297
103,983	Brinker International, Inc.	5,577,648
85,518	Carter’s, Inc.	6,681,521
785,217	CBS Corp., Class B	42,574,466
34,704	Children’s Place, Inc. (The)	1,709,172
62,865	Dillard’s, Inc., Class A	6,648,602
808,201	DIRECTV(b)	70,143,765
330,893	Dollar Tree, Inc.(b)	20,042,189
85,141	Fossil Group, Inc.(b)	8,655,434
699,787	Gap, Inc. (The)	26,514,929
2,582,259	General Motors Co.	81,082,933
45,692	hhgregg, Inc.(b)	236,685
1,414,262	Home Depot, Inc. (The)	137,918,830
77,430	Iconix Brand Group, Inc.(b)	3,097,974
397,795	International Game Technology	6,519,860
329,353	Kohl’s Corp.	17,857,520
129,095	Lear Corp.	11,941,288
728,430	Liberty Interactive Corp., Class A(b)	19,041,160
1,588,461	Lowe’s Cos., Inc.	90,859,969

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
568,253	Macy’s, Inc.	$32,856,388
29,991	Marcus Corp. (The)	513,746
467,586	Marriott International, Inc., Class A	35,419,640
50,832	Martha Stewart Living Omnimedia, Inc., Class A(b)	220,103
77,329	Men’s Wearhouse, Inc. (The)	3,636,783
9,730	NACCO Industries, Inc., Class A	569,886
6,751	NVR, Inc.(b)	8,287,393
166,982	O’Reilly Automotive, Inc.(b)	29,368,794
30,078	Outerwall, Inc.(b)(c)	1,903,035
41,330	Panera Bread Co., Class A(b)	6,680,581
65,859	Papa John’s International, Inc.	3,079,567
85,051	Rent-A-Center, Inc.	2,634,030
249,678	Sally Beauty Holdings, Inc.(b)	7,318,062
153,320	Six Flags Entertainment Corp.	6,178,796
85,998	Smith & Wesson Holding Corp.(b)(c)	873,740
65,346	Sonic Automotive, Inc., Class A	1,626,462
17,550	Strayer Education, Inc.(b)	1,284,485
179,004	TRW Automotive Holdings Corp.(b)	18,142,055
81,088	Tupperware Brands Corp.	5,169,360
598,737	Viacom, Inc., Class B	43,516,205
70,779	Visteon Corp.(b)	6,646,148
135,671	Wet Seal, Inc. (The), Class A(b)(c)	46,128
201,414	Wyndham Worldwide Corp.	15,643,825

		849,789,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Buyback AchieversTM Portfolio (PKW) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—2.3%
395,120	Coca-Cola Enterprises, Inc.	$17,128,452
147,696	Herbalife Ltd.(c)	7,748,132
21,756	Ingles Markets, Inc., Class A	585,236
579,341	Lorillard, Inc.	35,629,472

		61,091,292

	Energy—5.5%
566,905	Denbury Resources, Inc.	7,029,622
1,368,672	Halliburton Co.	75,468,574
455,928	Marathon Petroleum Corp.	41,443,855
206,363	Tesoro Corp.	14,736,382
162,670	Western Refining, Inc.	7,416,125

		146,094,558

	Financials—11.4%
155,790	AllianceBernstein Holding LP	4,144,014
697,429	Allstate Corp. (The)	45,228,271
432,238	American Capital Ltd.(b)	6,410,090
301,244	Ameriprise Financial, Inc.	38,007,956
105,344	Aspen Insurance Holdings Ltd.	4,596,159
249,211	Associated Banc-Corp.	4,685,167
114,864	Assurant, Inc.	7,836,022
272,291	Assured Guaranty Ltd.	6,284,476
34,749	Credit Acceptance Corp.(b)	5,127,562
743,298	Discover Financial Services	47,407,546
28,591	eHealth, Inc.(b)	713,345
73,173	Everest Re Group Ltd.	12,486,972
14,311	FBR & Co.(b)	345,468
13,817	First Citizens BancShares, Inc., Class A	3,470,969
150,477	First Commonwealth Financial Corp.	1,406,960
29,613	First Community Bancshares, Inc.	484,765
334,391	Fortress Investment Group LLC, Class A	2,514,620
186,370	Legg Mason, Inc.	9,691,240
161,531	LPL Financial Holdings, Inc.	6,685,768
73,575	Montpelier Re Holdings Ltd. (Bermuda)	2,438,276
36,533	MVC Capital, Inc.	411,727
499,344	People’s United Financial, Inc.(c)	7,300,409
26,161	Piper Jaffray Cos.(b)	1,477,050
42,627	Platinum Underwriters Holdings Ltd.	2,669,729
65,206	RenaissanceRe Holdings Ltd.	6,737,736
680,591	SLM Corp.	6,499,644
681,529	State Street Corp.	51,428,178
84,997	United Financial Bancorp, Inc.	1,192,508
55,970	Universal Insurance Holdings, Inc.	979,475
409,991	Unum Group	13,718,299
15,409	World Acceptance Corp.(b)(c)	1,104,209

		303,484,610

	Health Care—11.6%
120,104	C.R. Bard, Inc.	19,693,453
27,819	Chemed Corp.	2,875,372
33,551	CorVel Corp.(b)	1,154,825
170,629	Edwards Lifesciences Corp.(b)	20,632,459
141,170	HealthSouth Corp.	5,693,386
80,895	IDEXX Laboratories, Inc.(b)	11,460,395
136,621	Laboratory Corp. of America Holdings(b)	14,931,309
601,918	Mylan, Inc.(b)	32,232,709

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
117,142	Myriad Genetics, Inc.(b)(c)	$4,625,938
157,464	Omnicare, Inc.	10,485,528
4,387,677	Pfizer, Inc.	131,410,926
30,655	PhotoMedex, Inc.(b)(c)	117,715
232,393	Quest Diagnostics, Inc.	14,747,660
458,130	St. Jude Medical, Inc.	29,398,202
21,880	SurModics, Inc.(b)	473,702
157,566	Tenet Healthcare Corp.(b)	8,831,574

		308,765,153

	Industrials—7.8%
280,014	ADT Corp. (The)	10,035,702
160,083	AECOM Technology Corp., Class W(b)	5,210,702
12,731	American Science & Engineering, Inc.	704,024
88,259	Armstrong World Industries, Inc.(b)	4,273,501
40,646	Atlas Air Worldwide Holdings, Inc.(b)	1,500,650
172,927	Babcock & Wilcox Co. (The)	4,945,712
236,806	C.H. Robinson Worldwide, Inc.	16,389,343
79,397	CBIZ, Inc.(b)	732,834
58,526	Dun & Bradstreet Corp. (The)	7,187,578
220,145	Flowserve Corp.	14,967,659
27,128	Franklin Covey Co.(b)	531,980
52,690	Kforce, Inc.	1,219,774
138,765	L-3 Communications Holdings, Inc.	16,854,397
334,624	Northrop Grumman Corp.	46,164,727
136,805	Oshkosh Corp.	6,123,392
76,113	PGT, Inc.(b)	715,843
51,399	Pike Corp.(b)	613,704
1,102,530	Southwest Airlines Co.	38,015,234
68,490	SPX Corp.	6,492,167
251,478	Stanley Black & Decker, Inc.	23,548,400

		206,227,323

	Information Technology—17.3%
1,154,574	Activision Blizzard, Inc.	23,033,751
88,031	ADTRAN, Inc.	1,867,138
126,594	AOL, Inc.(b)	5,510,637
233,438	Computer Sciences Corp.	14,099,655
25,802	Comtech Telecommunications Corp.	982,282
162,696	Convergys Corp.	3,281,578
103,121	Conversant, Inc.(b)	3,635,015
87,317	Dice Holdings, Inc.(b)	870,550
51,461	Digital River, Inc.(b)	1,315,858
63,938	DST Systems, Inc.	6,160,426
228,071	FLIR Systems, Inc.	7,647,221
29,365	Forrester Research, Inc.	1,182,822
108,843	Global Payments, Inc.	8,761,861
147,523	Harmonic, Inc.(b)	983,978
168,141	Harris Corp.	11,702,614
76,578	Higher One Holdings, Inc.(b)	196,805
124,869	IAC/InterActiveCorp.	8,452,383
261,401	Lam Research Corp.	20,352,682
827,774	Marvell Technology Group Ltd.	11,125,283
142,934	Monster Worldwide, Inc.(b)	551,725
403,715	Motorola Solutions, Inc.	26,039,618
90,260	NeuStar, Inc., Class A(b)(c)	2,383,767
872,052	NVIDIA Corp.	17,039,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Buyback AchieversTM Portfolio (PKW) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,389,331	Oracle Corp.	$132,353,376
81,522	Progress Software Corp.(b)	2,111,420
141,320	QLogic Corp.(b)	1,668,989
360,830	SanDisk Corp.	33,968,536
125,903	Silicon Image, Inc.(b)	674,840
63,503	Telenav, Inc.(b)	458,492
79,152	TeleTech Holdings, Inc.(b)	2,042,913
234,947	Vantiv, Inc., Class A(b)	7,264,561
201,184	VeriSign, Inc.(b)	12,022,756
62,968	WebMD Health Corp.(b)(c)	2,687,474
852,507	Western Union Co. (The)	14,458,519
1,600,520	Yahoo!, Inc.(b)	73,703,946

		460,593,367

	Materials—5.2%
119,935	Airgas, Inc.	13,377,550
125,906	Albemarle Corp.	7,350,392
222,775	Ball Corp.	14,353,393
79,930	CF Industries Holdings, Inc.	20,781,800
31,871	Clearwater Paper Corp.(b)	2,050,899
115,555	Cytec Industries, Inc.	5,388,330
526,243	Graphic Packaging Holding Co.(b)	6,383,328
221,804	PPG Industries, Inc.	45,179,257
114,635	Rockwood Holdings, Inc.	8,816,578
102,040	Silgan Holdings, Inc.	5,016,286
133,339	Valspar Corp. (The)	10,955,132

		139,652,945

	Telecommunication Services—6.3%
3,681,714	AT&T, Inc.	128,270,916
917,511	CenturyLink, Inc.	38,058,356
336,407	Vonage Holdings Corp.(b)	1,170,696

		167,499,968

	Utilities—0.6%
647,778	Calpine Corp.(b)	14,782,294

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,360,383,358)—100.0%	2,657,980,745

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
18,271,105	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $18,271,105)	18,271,105

	Total Investments (Cost $2,378,654,463)—100.7%	2,676,251,850
	Other assets less liabilities—(0.7%)	(18,864,169)

	Net Assets—100.0%	$2,657,387,681

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$18,478,293	$(18,271,105)	$207,188

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Portfolio Composition

PowerShares Dividend AchieversTM Portfolio (PFM)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Consumer Staples	23.4
Energy	15.6
Industrials	14.5
Information Technology	10.9
Health Care	8.3
Consumer Discretionary	7.2
Financials	6.5
Utilities	5.2
Materials	5.2
Telecommunication Services	3.2
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.2%
4,544	Aaron’s, Inc.	$112,509
1,497	Cracker Barrel Old Country Store, Inc.	172,679
7,160	Family Dollar Stores, Inc.	560,556
9,620	Genuine Parts Co.	933,910
8,011	Hasbro, Inc.	460,873
3,131	John Wiley & Sons, Inc., Class A	182,819
8,625	Leggett & Platt, Inc.	339,652
62,669	Lowe’s Cos., Inc.	3,584,667
61,702	McDonald’s Corp.	5,783,328
2,311	Meredith Corp.	120,496
43,405	NIKE, Inc., Class B	4,035,363
4,145	Polaris Industries, Inc.	625,315
13,296	Ross Stores, Inc.	1,073,253
39,821	Target Corp.	2,461,734
8,125	Tiffany & Co.	780,975
43,543	TJX Cos., Inc. (The)	2,757,143
27,089	VF Corp.	1,833,384

		25,818,656

	Consumer Staples—23.4%
124,636	Altria Group, Inc.	6,024,904
1,785	Andersons, Inc. (The)	113,758
40,563	Archer-Daniels-Midland Co.	1,906,461
8,104	Brown-Forman Corp., Class B	750,998
9,168	Bunge Ltd.	812,743
2,427	Casey’s General Stores, Inc.	198,699

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
8,399	Church & Dwight Co., Inc.	$608,172
8,096	Clorox Co. (The)	805,552
275,602	Coca-Cola Co. (The)	11,542,212
57,390	Colgate-Palmolive Co.	3,838,243
72,774	CVS Health Corp.	6,244,737
13,167	Flowers Foods, Inc.	250,173
38,335	General Mills, Inc.	1,991,887
16,589	Hormel Foods Corp.	894,313
6,398	J.M. Smucker Co. (The)	665,392
23,480	Kimberly-Clark Corp. when-issued	2,571,618
1,718	Lancaster Colony Corp.	157,180
7,392	McCormick & Co., Inc.	522,762
3,722	Nu Skin Enterprises, Inc., Class A	196,633
94,683	PepsiCo, Inc.	9,105,664
170,101	Procter & Gamble Co. (The)	14,844,714
36,871	Sysco Corp.	1,421,008
2,374	Tootsie Roll Industries, Inc.	70,389
1,456	Universal Corp.	64,792
6,627	Vector Group Ltd.	148,047
60,108	Walgreen Co.	3,860,136
189,072	Wal-Mart Stores, Inc.	14,420,521

		84,031,708

	Energy—15.6%
4,654	Alliance Resource Partners LP	223,811
7,468	Buckeye Partners LP	563,087
1,452	CARBO Ceramics, Inc.	75,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dividend AchieversTM Portfolio (PFM) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
110,274	Chevron Corp.	$13,227,366
77,263	ConocoPhillips	5,574,525
4,599	Energen Corp.	311,352
118,005	Enterprise Products Partners LP	4,354,384
34,401	EOG Resources, Inc.	3,269,815
143,524	Exxon Mobil Corp.	13,880,206
5,571	Genesis Energy LP	267,297
6,801	Helmerich & Payne, Inc.	590,463
20,429	Kinder Morgan Energy Partners LP	1,916,240
14,268	Magellan Midstream Partners LP	1,168,121
11,158	Murphy Oil Corp.	595,726
48,990	Occidental Petroleum Corp.	4,356,681
13,070	ONEOK, Inc.	770,346
23,183	Plains All American Pipeline LP	1,306,362
13,208	Sunoco Logistics Partners LP	630,418
3,917	TC Pipelines LP	244,225
46,960	Williams Cos., Inc. (The)	2,606,750

		55,932,200

	Financials—6.5%
1,500	1st Source Corp.	46,935
21,095	ACE Ltd.	2,305,684
28,468	Aflac, Inc.	1,700,394
4,700	American Equity Investment Life Holding Co.	121,307
6,618	Axis Capital Holdings Ltd.	318,591
969	BancFirst Corp.	62,985
5,006	Bank of the Ozarks, Inc.	176,411
9,083	Brown & Brown, Inc.	289,384
15,111	Chubb Corp. (The)	1,501,429
10,283	Cincinnati Financial Corp.	518,983
5,758	Commerce Bancshares, Inc.	260,607
2,557	Community Bank System, Inc.	97,550
1,095	Community Trust Bancorp, Inc.	39,365
3,957	Cullen/Frost Bankers, Inc.	319,765
7,435	Eaton Vance Corp.	273,831
2,902	Erie Indemnity Co., Class A	246,293
3,989	Essex Property Trust, Inc. REIT	804,821
4,255	Federal Realty Investment Trust REIT	560,809
39,292	Franklin Resources, Inc.	2,185,028
6,284	HCC Insurance Holdings, Inc.	327,962
28,831	HCP, Inc. REIT	1,267,699
19,388	Health Care REIT, Inc. REIT	1,378,681
723	Infinity Property & Casualty Corp.	52,786
17,023	McGraw Hill Financial, Inc.	1,540,241
3,455	Mercury General Corp.	183,530
2,077	National Health Investors, Inc. REIT	136,895
7,860	National Retail Properties, Inc. REIT	299,623
16,390	Old Republic International Corp.	242,080
7,995	OMEGA Healthcare Investors, Inc. REIT	305,089
3,122	PartnerRe Ltd.	361,184
19,499	People’s United Financial, Inc.	285,075
4,383	Prosperity Bancshares, Inc.	264,689
13,990	Realty Income Corp. REIT	643,960
2,546	RenaissanceRe Holdings Ltd.	263,078
2,704	RLI Corp.	134,091
10,542	SEI Investments Co.	407,554
12,804	Senior Housing Properties Trust REIT	289,242

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,184	Southside Bancshares, Inc.	$39,759
2,695	StanCorp Financial Group, Inc.	187,464
16,530	T. Rowe Price Group, Inc.	1,356,948
6,025	Tanger Factory Outlet Centers, Inc. REIT	215,514
933	Tompkins Financial Corp.	46,837
2,859	UMB Financial Corp.	170,339
4,347	United Bankshares, Inc.	149,015
812	Universal Health Realty Income Trust REIT	39,341
1,484	Urstadt Biddle Properties, Inc., Class A REIT	32,099
8,014	W.R. Berkley Corp.	413,042
1,634	Westamerica Bancorp.	80,622
521	Westwood Holdings Group, Inc.	35,167
6,247	WP Carey, Inc. REIT	423,047

		23,402,825

	Health Care—8.3%
94,489	Abbott Laboratories	4,118,776
12,055	Becton, Dickinson and Co.	1,551,479
4,690	C.R. Bard, Inc.	769,019
21,155	Cardinal Health, Inc.	1,660,244
137,616	Johnson & Johnson	14,832,252
61,551	Medtronic, Inc.	4,195,316
3,963	Owens & Minor, Inc.	132,047
23,789	Stryker Corp.	2,082,251
4,447	West Pharmaceutical Services, Inc.	227,909

		29,569,293

	Industrials—14.5%
40,717	3M Co.	6,261,053
4,830	A.O. Smith Corp.	257,681
3,519	ABM Industries, Inc.	97,265
2,994	Brady Corp., Class A	71,377
9,247	C.H. Robinson Worldwide, Inc.	639,985
4,029	Carlisle Cos., Inc.	358,098
39,453	Caterpillar, Inc.	4,000,929
7,315	Cintas Corp.	535,751
3,171	CLARCOR, Inc.	212,330
22,522	Deere & Co.	1,926,532
8,983	Donaldson Co., Inc.	373,513
10,466	Dover Corp.	831,419
43,856	Emerson Electric Co.	2,809,415
12,260	Expeditors International of Washington, Inc.	523,012
18,648	Fastenal Co.	821,258
17,843	FedEx Corp.	2,986,918
2,989	Franklin Electric Co., Inc.	111,609
21,008	General Dynamics Corp.	2,936,078
1,650	Gorman-Rupp Co. (The)	52,371
3,775	Graco, Inc.	296,337
4,419	Healthcare Services Group, Inc.	131,598
24,916	Illinois Tool Works, Inc.	2,268,602
5,756	ITT Corp.	259,365
4,993	Lincoln Electric Holdings, Inc.	361,893
800	Lindsay Corp.	70,160
19,944	Lockheed Martin Corp.	3,800,728
2,063	Matthews International Corp., Class A	95,063
1,630	McGrath RentCorp	59,544
2,350	MSA Safety, Inc.	135,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dividend AchieversTM Portfolio (PFM) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
3,079	MSC Industrial Direct Co., Inc., Class A	$249,307
3,979	Nordson Corp.	304,592
19,449	Norfolk Southern Corp.	2,151,837
13,066	Northrop Grumman Corp.	1,802,585
9,350	Parker Hannifin Corp.	1,187,731
12,100	Pentair PLC (United Kingdom)	811,305
2,293	Raven Industries, Inc.	58,128
22,351	Republic Services, Inc.	858,278
9,159	Rollins, Inc.	291,897
6,286	Roper Industries, Inc.	995,074
9,820	Stanley Black & Decker, Inc.	919,545
1,155	Tennant Co.	85,158
3,498	Toro Co. (The)	215,932
57,485	United Technologies Corp.	6,150,895
1,646	Valmont Industries, Inc.	224,136
4,298	W.W. Grainger, Inc.	1,060,746
29,308	Waste Management, Inc.	1,432,868

		52,084,952

	Information Technology—10.9%
19,744	Analog Devices, Inc.	979,697
30,220	Automatic Data Processing, Inc.	2,471,392
908	Badger Meter, Inc.	51,683
725	Cass Information Systems, Inc.	34,467
4,060	Diebold, Inc.	143,846
2,644	FactSet Research Systems, Inc.	347,527
6,583	Harris Corp.	458,177
311,110	Intel Corp.	10,580,851
62,687	International Business Machines Corp.	10,305,743
5,183	Jack Henry & Associates, Inc.	310,047
14,988	Linear Technology Corp.	642,086
17,842	Maxim Integrated Products, Inc.	523,484
221	Mesa Laboratories, Inc.	16,878
12,593	Microchip Technology, Inc.	542,884
105,318	QUALCOMM, Inc.	8,268,516
67,083	Texas Instruments, Inc.	3,331,342

		39,008,620

	Materials—5.2%
13,385	Air Products & Chemicals, Inc.	1,802,424
4,683	Airgas, Inc.	522,342
4,917	Albemarle Corp.	287,054
4,096	AptarGroup, Inc.	254,935
6,276	Bemis Co., Inc.	241,438
18,828	Ecolab, Inc.	2,094,238
3,155	H.B. Fuller Co.	132,415
5,100	International Flavors & Fragrances, Inc.	505,665
32,964	Monsanto Co.	3,792,179
20,035	Nucor Corp.	1,083,092
8,661	PPG Industries, Inc.	1,764,159
18,351	Praxair, Inc.	2,312,043
4,069	Royal Gold, Inc.	232,543
8,389	RPM International, Inc.	380,022
6,145	Sherwin-Williams Co. (The)	1,410,646
7,476	Sigma-Aldrich Corp.	1,016,063
6,393	Sonoco Products Co.	261,282
1,401	Stepan Co.	62,036

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
5,247	Valspar Corp. (The)	$431,094

		18,585,670

	Telecommunication Services—3.2%
325,877	AT&T, Inc.	11,353,555
1,001	Atlantic Tele-Network, Inc.	67,257
6,349	Telephone & Data Systems, Inc.	162,788

		11,583,600

	Utilities—5.2%
7,508	AGL Resources, Inc.	404,756
6,971	Alliant Energy Corp.	431,575
2,432	American States Water Co.	87,017
11,134	Aqua America, Inc.	291,711
6,306	Atmos Energy Corp.	334,218
4,049	Avista Corp.	143,537
2,805	Black Hills Corp.	153,518
3,004	California Water Service Group	78,194
916	Chesapeake Utilities Corp.	44,362
697	Connecticut Water Service, Inc.	25,908
18,404	Consolidated Edison, Inc.	1,166,077
36,614	Dominion Resources, Inc.	2,610,578
2,713	Laclede Group, Inc. (The)	137,739
12,187	MDU Resources Group, Inc.	343,430
2,178	MGE Energy, Inc.	96,856
5,286	National Fuel Gas Co.	365,950
2,653	New Jersey Resources Corp.	155,147
27,420	NextEra Energy, Inc.	2,748,032
19,881	Northeast Utilities	981,127
1,708	Northwest Natural Gas Co.	80,156
4,911	Piedmont Natural Gas Co., Inc.	186,667
41,748	PPL Corp.	1,460,763
11,014	Questar Corp.	265,548
8,926	SCANA Corp.	489,948
2,082	South Jersey Industries, Inc.	122,088
56,284	Southern Co. (The)	2,609,326
10,832	UGI Corp.	408,258
5,184	Vectren Corp.	233,021
8,149	Westar Energy, Inc.	308,114
3,264	WGL Holdings, Inc.	153,408
14,171	Wisconsin Energy Corp.	703,732
31,756	Xcel Energy, Inc.	1,062,873

		18,683,634

	Total Investments (Cost $273,270,249)—100.0%	358,701,158
	Other assets less liabilities—(0.0)%	(107)

	Net Assets—100.0%	$358,701,051

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition

PowerShares Financial Preferred Portfolio (PGF)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Banks	72.2
Capital Markets	13.1
Insurance	10.4
Consumer Finance	4.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—100.0%
	Banks—72.2%
546,681	Bank of America Corp.,
	6.20%, Series D(b)	$13,738,094
75,033	Bank of America Corp.,
	6.38%, Series 3(b)	1,893,083
769,739	Bank of America Corp.,
	6.63%, Series W	19,466,699
14,939	Bank of America Corp.,
	7.25%, Series L	17,078,414
727,246	Barclays Bank PLC,
	6.63%, Series 2 (United Kingdom)	18,435,686
805,298	Barclays Bank PLC,
	7.10%, Series 3 (United Kingdom)	20,599,523
594,055	Barclays Bank PLC,
	7.75%, Series 4 (United Kingdom)	15,249,392
2,288,268	Barclays Bank PLC,
	8.13%, Series 5 (United Kingdom)	59,060,197
116,458	BB&T Corp.,
	5.20%, Series G	2,649,419
1,675,042	BB&T Corp.,
	5.63%, Series E(b)	40,770,522
382,594	BB&T Corp.,
	5.85%	9,629,891
672,436	Citigroup, Inc.,
	5.80%, Series C(b)	16,272,951
1,014,480	Citigroup, Inc.,
	6.88%, Series K	27,147,485
790,433	Citigroup, Inc.,
	7.13%, Series J	21,389,117
368,593	Fifth Third Bancorp,
	6.63%, Series I	9,999,928
284,263	First Niagara Financial Group, Inc.,
	8.63%, Series B	7,930,938

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
474,470	HSBC Finance Corp.,
	6.36%, Series B	$12,027,814
4,046,519	HSBC Holdings PLC,
	8.00%, Series 2 (United Kingdom)	108,446,709
1,505,467	HSBC Holdings PLC,
	8.13% (United Kingdom)(b)	39,563,673
332,692	HSBC USA, Inc.,
	6.50%, Series H	8,473,665
665,372	ING Groep NV,
	6.13% (Netherlands)(b)	16,707,491
155,335	ING Groep NV,
	6.20% (Netherlands)	3,903,569
1,294,703	ING Groep NV,
	6.38% (Netherlands)	32,768,933
2,218,360	ING Groep NV,
	7.38% (Netherlands)	56,568,180
816,167	JPMorgan Chase & Co.,
	5.45%, Series P(b)	18,731,033
1,213,399	JPMorgan Chase & Co.,
	5.50%, Series O(b)	28,017,383
107,358	JPMorgan Chase & Co.,
	6.30%, Series W	2,679,656
529,942	JPMorgan Chase & Co.,
	6.70%, Series T	13,635,408
269,227	KKR Financial Holdings LLC,
	7.38%, Series A	6,999,902
1,559,288	PNC Financial Services Group, Inc. (The),
	6.13%, Series P	42,475,005
427,204	Regions Financial Corp.,
	6.38%, Series A	10,731,364
396,893	Regions Financial Corp.,
	6.38%, Series B	10,160,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
418,596	Royal Bank of Scotland Group PLC,
	5.75%, Series L (United Kingdom)	$9,824,448
71,374	Royal Bank of Scotland Group PLC,
	6.13%, Series R (United Kingdom)	1,715,831
505,397	Royal Bank of Scotland Group PLC,
	6.35%, Series N (United Kingdom)(b)	12,437,820
163,000	Royal Bank of Scotland Group PLC,
	6.40%, Series M (United Kingdom)(b)	4,006,540
438,835	Royal Bank of Scotland Group PLC,
	6.60%, Series S (United Kingdom)	10,891,885
306,965	Royal Bank of Scotland Group PLC,
	6.75%, Series Q (United Kingdom)	7,717,100
1,289,310	Royal Bank of Scotland Group PLC,
	7.25%, Series T (United Kingdom)	32,684,008
355,109	SunTrust Banks, Inc.,
	5.88%, Series E	8,501,309
793,961	U.S. Bancorp,
	5.15%, Series H	18,126,130
440,272	U.S. Bancorp,
	6.00%, Series G	11,913,760
995,609	U.S. Bancorp,
	6.50%, Series F	29,181,300
49,814	Wells Fargo & Co.,
	5.13%, Series O	1,148,711
960,270	Wells Fargo & Co.,
	5.20%(b)	22,307,072
422,276	Wells Fargo & Co.,
	5.25%, Series P(b)	10,016,387
1,287,633	Wells Fargo & Co.,
	5.85%	33,426,953
446,945	Wells Fargo & Co.,
	6.00%, Series T	11,164,686
161,045	Wells Fargo & Co.,
	6.63%(b)	4,520,533
17,140	Wells Fargo & Co.,
	7.50%, Series L	20,636,560
1,700,873	Wells Fargo & Co.,
	8.00%, Series J	49,954,640

		1,013,377,258

	Capital Markets—13.1%
457,841	Bank of New York Mellon Corp. (The),
	5.20%	10,914,930
402,358	Charles Schwab Corp. (The),
	6.00%, Series B	10,280,247
808,802	Goldman Sachs Group, Inc. (The),
	5.50%, Series J	19,354,632
884,179	Goldman Sachs Group, Inc. (The),
	5.95%(b)	21,264,505
580,661	Goldman Sachs Group, Inc. (The),
	6.20%, Series B	14,487,492
356,095	Goldman Sachs Group, Inc. (The),
	6.38%, Series K	9,044,813
523,342	Morgan Stanley,
	6.38%, Series I(c)	13,193,452
334,882	Morgan Stanley,
	6.63%, Series G	8,532,793

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
739,450	Morgan Stanley,
	6.88%	$19,610,214
792,531	Morgan Stanley,
	7.13%, Series E	21,604,395
311,836	Northern Trust Corp.,
	5.85%, Series C(c)	7,721,059
532,671	State Street Corp.,
	5.25%, Series C	13,002,499
545,643	State Street Corp.,
	5.90%, Series D	14,241,282

		183,252,313

	Consumer Finance—4.3%
802,295	Ally Financial, Inc.,
	8.50%, Series A	21,244,772
762,288	Capital One Financial Corp.,
	6.00%, Series B	18,401,632
339,285	Capital One Financial Corp.,
	6.25%, Series C	8,258,197
50,064	Capital One Financial Corp.,
	6.70%, Series D(c)	1,258,609
457,718	Discover Financial Services,
	6.50%, Series B	11,749,621

		60,912,831

	Insurance—10.4%
678,725	Aegon NV,
	6.38% (Netherlands)	17,327,849
234,070	Aegon NV,
	6.50% (Netherlands)	5,964,104
296,814	Allstate Corp. (The),
	5.63%	7,420,350
111,016	Allstate Corp. (The),
	6.25%, Series F	2,913,060
605,308	Allstate Corp. (The),
	6.63%, Series E	15,943,813
269,249	Allstate Corp. (The),
	6.75%, Series C	7,267,030
257,389	Arch Capital Group Ltd.,
	6.75%, Series C	6,882,582
246,418	Aspen Insurance Holdings Ltd.,
	5.95%	6,374,834
311,324	Axis Capital Holdings Ltd.,
	6.88%, Series C	8,296,785
1,152,417	MetLife, Inc.,
	6.50%, Series B	29,905,221
92,947	PartnerRe Ltd.,
	5.88%, Series F	2,319,028
391,246	PartnerRe Ltd.,
	7.25%, Series E	10,712,315
247,175	Principal Financial Group, Inc.,
	6.52%, Series B	6,327,680
292,330	Prudential PLC,
	6.50% (United Kingdom)	7,583,040
175,472	Prudential PLC,
	6.75% (United Kingdom)	4,535,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Insurance (continued)
239,643	RenaissanceRe Holdings Ltd.,
	5.38%, Series E	$5,509,392

		145,283,034

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,313,782,757)—100%	1,402,825,436

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
9,363,870	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $9,363,870)	9,363,870

	Total Investments (Cost $1,323,146,627)—100.7%	1,412,189,306
	Other assets less liabilities—(0.7%)	(9,564,738)

	Net Assets—100.0%	$1,402,624,568

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2014.
(c)	Non-incoming producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$9,158,134	$(9,158,134)	$—

*	Amount does not include excess collateral received, if any.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	25.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Portfolio Composition

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Gas Utilities	10.0
Insurance	9.5
Multi-Utilities	8.9
Tobacco	8.5
Electric Utilities	6.8
Commercial Services & Supplies	6.2
Banks	6.0
Household Products	5.6
Oil, Gas & Consumable Fuels	4.8
Semiconductors & Semiconductor Equipment	4.7
Hotels, Restaurants & Leisure	4.1
Diversified Telecommunication Services	2.9
Thrifts & Mortgage Finance	2.4
Media	2.3
Household Durables	2.2
Leisure Products	1.9
Aerospace & Defense	1.9
Food & Staples Retailing	1.8
Containers & Packaging	1.7
Food Products	1.6
Technology Hardware, Storage & Peripherals	1.6
Beverages	1.6
Pharmaceuticals	1.5
Metals & Mining	1.5
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—1.9%
50,447	Lockheed Martin Corp.	$9,613,685

	Banks—6.0%
257,460	Community Bank System, Inc.	9,822,099
335,828	United Bankshares, Inc.	11,512,184
186,516	Westamerica Bancorp.(b)	9,202,699

		30,536,982

Number of Shares		Value
	Common Stocks (continued)
	Beverages—1.6%
192,984	Coca-Cola Co. (The)	$8,082,170

	Commercial Services & Supplies—6.2%
316,012	Brady Corp., Class A	7,533,726
203,420	McGrath RentCorp	7,430,933
193,023	Republic Services, Inc.	7,412,083
192,595	Waste Management, Inc.	9,415,969

		31,792,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Containers & Packaging—1.7%
213,523	Sonoco Products Co.	$8,726,685

	Diversified Telecommunication Services—2.9%
429,866	AT&T, Inc.	14,976,531

	Electric Utilities—6.8%
328,746	PPL Corp.	11,502,822
279,035	Southern Co. (The)	12,936,063
269,541	Westar Energy, Inc.	10,191,345

		34,630,230

	Food & Staples Retailing—1.8%
230,701	Sysco Corp.	8,891,217

	Food Products—1.6%
159,193	General Mills, Inc.	8,271,668

	Gas Utilities—10.0%
181,840	AGL Resources, Inc.	9,802,994
190,093	Laclede Group, Inc. (The)	9,651,022
237,172	Northwest Natural Gas Co.	11,130,482
239,956	Piedmont Natural Gas Co., Inc.(b)	9,120,728
242,244	WGL Holdings, Inc.	11,385,468

		51,090,694

	Hotels, Restaurants & Leisure—4.1%
92,545	Cracker Barrel Old Country Store, Inc.	10,675,066
105,902	McDonald’s Corp.	9,926,194

		20,601,260

	Household Durables—2.2%
279,794	Leggett & Platt, Inc.	11,018,288

	Household Products—5.6%
104,964	Clorox Co. (The)	10,443,918
81,225	Kimberly-Clark Corp. when-issued	8,906,703
103,503	Procter & Gamble Co. (The)	9,032,707

		28,383,328

	Insurance—9.5%
213,522	Cincinnati Financial Corp.	10,776,455
122,488	Erie Indemnity Co., Class A	10,395,557
268,825	Mercury General Corp.	14,279,984
883,376	Old Republic International Corp.	13,047,463

		48,499,459

	Leisure Products—1.9%
171,891	Hasbro, Inc.	9,888,889

	Media—2.3%
225,606	Meredith Corp.	11,763,097

	Metals & Mining—1.5%
143,758	Nucor Corp.	7,771,557

	Multi-Utilities—8.9%
317,918	Avista Corp.	11,270,193
199,115	Consolidated Edison, Inc.	12,615,927
203,901	SCANA Corp.	11,192,126
225,652	Vectren Corp.	10,143,057

		45,221,303

	Oil, Gas & Consumable Fuels—4.8%
70,928	Chevron Corp.	8,507,813
121,859	ConocoPhillips	8,792,127
127,880	Williams Cos., Inc. (The)	7,098,619

		24,398,559

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals—1.5%
72,575	Johnson & Johnson	$7,822,134

	Semiconductors & Semiconductor Equipment—4.7%
211,894	Intel Corp.	7,206,515
318,929	Maxim Integrated Products, Inc.	9,357,377
171,098	Microchip Technology, Inc.(b)	7,376,035

		23,939,927

	Technology Hardware, Storage & Peripherals—1.6%
229,003	Diebold, Inc.	8,113,576

	Thrifts & Mortgage Finance—2.4%
841,363	People’s United Financial, Inc.	12,300,727

	Tobacco—8.5%
297,012	Altria Group, Inc.	14,357,560
209,368	Universal Corp.	9,316,876
876,778	Vector Group Ltd.(b)	19,587,221

		43,261,657

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $447,117,506)—100.0%	509,596,334

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.4%
32,440,804	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $32,440,804)	32,440,804

	Total Investments (Cost $479,558,310)—106.4%	542,037,138
	Other assets less liabilities—(6.4%)	(32,455,821)

	Net Assets—100.0%	$509,581,317

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$32,429,632	$(32,429,632)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Portfolio Composition

PowerShares International Dividend AchieversTM Portfolio (PID)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Energy	20.2
Telecommunication Services	16.6
Financials	13.2
Health Care	11.8
Industrials	9.6
Consumer Discretionary	8.9
Consumer Staples	8.9
Materials	5.7
Information Technology	2.7
Utilities	2.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio (PID)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—3.4%
397,029	BHP Billiton Ltd. ADR	$23,599,404
464,078	BHP Billiton PLC ADR(a)	24,150,619

		47,750,023

	Bermuda—0.9%
392,544	Montpelier Re Holdings Ltd.	13,008,908

	Brazil—0.4%
135,834	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,677,861

	Canada—17.5%
875,427	BCE, Inc.(a)	38,930,239
129,217	Canadian National Railway Co.	9,120,136
265,588	Canadian Natural Resources Ltd.	9,263,709
25,952	Canadian Pacific Railway Ltd.	5,389,711
396,869	Enbridge, Inc.	18,795,716
155,040	Franco-Nevada Corp.	7,248,120
98,918	Imperial Oil Ltd.	4,736,194
744,555	Ritchie Bros. Auctioneers, Inc.(a)	18,159,696
794,941	Rogers Communications, Inc., Class B(a)	29,929,529
1,221,845	Shaw Communications, Inc., Class B(a)	31,376,980
275,179	Suncor Energy, Inc.	9,779,862
785,120	TELUS Corp.	28,146,552
132,167	Tim Hortons, Inc.	10,708,170
479,118	TransCanada Corp.	23,615,726

		245,200,340

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China—3.8%
436,218	China Mobile Ltd. ADR	$27,084,776
302,622	China Petroleum & Chemical Corp. ADR(a)	26,322,061

		53,406,837

	Colombia—1.3%
315,745	Bancolombia SA ADR	17,861,695

	Denmark—1.0%
311,459	Novo Nordisk A/S ADR	14,071,718

	France—1.7%
505,758	Sanofi ADR	23,386,250

	Germany—0.9%
337,892	Fresenius Medical Care AG & Co. KGaA ADR(a)	12,370,226

	India—2.1%
238,863	Axis Bank Ltd. GDR(b)	8,410,366
109,521	HDFC Bank Ltd. ADR	5,742,186
231,046	Infosys Ltd. ADR(a)	15,447,736

		29,600,288

	Ireland—0.1%
7,925	Shire PLC ADR	1,583,415

	Israel—1.6%
391,870	Teva Pharmaceutical Industries Ltd. ADR	22,128,899

	Japan—3.2%
581,731	Nippon Telegraph & Telephone Corp. ADR	18,312,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares International Dividend AchieversTM Portfolio (PID) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
1,574,253	NTT DOCOMO, Inc. ADR	$26,557,648

		44,870,540

	Jersey Island—0.2%
55,977	Randgold Resources Ltd. ADR	3,258,421

	Mexico—1.9%
467,872	America Movil SAB de CV, Class L ADR	11,420,755
148,466	Coca-Cola Femsa SAB de CV ADR(a)	15,707,703

		27,128,458

	Norway—2.3%
1,440,669	Statoil ASA ADR(a)	33,063,354

	Russia—4.6%
435,876	LUKOIL OAO ADR	21,401,512
7,645,184	Rosneft Oil Co. OAO GDR(b)	42,583,675

		63,985,187

	Switzerland—3.3%
270,954	Novartis AG ADR	25,114,726
346,854	Syngenta AG ADR	21,504,948

		46,619,674

	United Kingdom—20.4%
95,030	ARM Holdings PLC ADR	4,058,731
277,104	British American Tobacco PLC ADR(a)	31,467,930
72,037	Diageo PLC ADR	8,498,205
872,356	GlaxoSmithKline PLC ADR	39,683,474
1,931,039	Pearson PLC ADR	36,206,981
179,555	Pentair PLC	12,039,163
401,242	Prudential PLC ADR	18,589,542
359,415	Smith & Nephew PLC ADR	12,238,081
690,645	Unilever NV	26,748,681
616,872	Unilever PLC ADR	24,816,760
1,576,680	Vodafone Group PLC ADR	52,377,310
203,303	WPP PLC ADR	19,840,340

		286,565,198

	United States—29.4%
224,295	Accenture PLC, Class A	18,194,810
169,626	ACE Ltd.	18,540,122
419,870	Allied World Assurance Co. Holdings AG	15,955,060
361,254	Axis Capital Holdings Ltd.	17,390,768
822,321	Brookfield Infrastructure Partners LP(a)	33,378,009
137,152	Bunge Ltd.	12,158,525
57,793	Core Laboratories NV	8,063,857
134,540	Covidien PLC	12,436,878
305,000	Lazard Ltd., Class A	15,009,050
2,250,814	Maiden Holdings Ltd.	26,897,227
3,029,481	Navios Maritime Partners LP(a)	48,956,413
168,339	PartnerRe Ltd.	19,475,139
14,481	Perrigo Co. PLC	2,337,957
86,153	RenaissanceRe Holdings Ltd.	8,902,190
1,157,122	Teekay LNG Partners LP(a)	45,474,895
1,365,839	Teekay Offshore Partners LP(a)	40,879,561
1,196,916	Textainer Group Holdings Ltd.(a)	41,221,787

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
725,456	Thomson Reuters Corp.	$27,001,472

		412,273,720

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,318,281,604)—100%	1,403,811,012

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—15.3%
214,690,724	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $214,690,724)	214,690,724

	Total Investments (Cost $1,532,972,328)—115.3%	1,618,501,736
	Other assets less liabilities—(15.3%)	(214,304,948)

	Net Assets—100.0%	$1,404,196,788

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2014.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2014 was $50,994,041, which represented 3.63% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$211,125,808	$(211,125,808)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
Assets:
Unaffiliated investments, at value(a)	$2,657,980,745	$358,701,158	$1,402,825,436	$509,596,334	$1,403,811,012
Affiliated investments, at value	18,271,105	—	9,363,870	32,440,804	214,690,724

Total investments, at value	2,676,251,850	358,701,158	1,412,189,306	542,037,138	1,618,501,736
Cash segregated as collateral	—	—	—	—	3,777,655
Receivables:
Investments sold	42,095,639	204,884	1,198,176	374,904	1,478,463
Shares sold	27,254,650	—	1,813,287	2,582,306	7,246,127
Dividends	2,532,144	600,851	2,953,126	1,324,594	862,396
Securities lending	33,912	—	36,745	7,963	166,417
Foreign tax reclaims	—	—	—	—	618,323
Settlement proceeds	—	—	—	—	9,288
Other assets	9,413	1,356	2,592	1,893	4,918

Total Assets	2,748,177,608	359,508,249	1,418,193,232	546,328,798	1,632,665,323

Liabilities:
Due to custodian	283,778	238,113	3,088,068	364,117	1,611,244
Payables:
Investments purchased	46,811,022	237,696	1,765,685	3,541,043	7,245,708
Shares repurchased	22,987,020	—	—	—	—
Collateral upon return of securities loaned	18,271,105	—	9,363,870	32,440,804	214,690,724
Collateral upon receipt of securities in-kind	—	—	—	—	3,777,655
Accrued advisory fees	1,115,845	118,388	591,586	155,847	453,970
Accrued trustees’ and officer’s fees	35,947	20,631	76,375	23,005	44,595
Accrued expenses	1,285,210	192,370	683,080	222,665	644,639

Total Liabilities	90,789,927	807,198	15,568,664	36,747,481	228,468,535

Net Assets	$2,657,387,681	$358,701,051	$1,402,624,568	$509,581,317	$1,404,196,788

Net Assets Consist of:
Shares of beneficial interest	$2,326,173,169	$292,583,454	$1,342,248,230	$569,061,804	$1,564,797,892
Undistributed net investment income	3,320,173	764,728	(723,693)	539,958	2,478,938
Undistributed net realized gain (loss)	30,296,952	(20,078,040)	(27,942,648)	(122,499,273)	(248,609,450)
Net unrealized appreciation	297,597,387	85,430,909	89,042,679	62,478,828	85,529,408

Net Assets	$2,657,387,681	$358,701,051	$1,402,624,568	$509,581,317	$1,404,196,788

Shares outstanding (unlimited amount authorized, $0.01 par value)	57,800,000	16,850,000	77,350,000	38,900,000	76,550,000
Net asset value	$45.98	$21.29	$18.13	$13.10	$18.34

Market price	$46.00	$21.29	$18.16	$13.10	$18.36

Unaffiliated investments, at cost	$2,360,383,358	$273,270,249	$1,313,782,757	$447,117,506	$1,318,281,604

Affiliated investments, at cost	$18,271,105	$—	$9,363,870	$32,440,804	$214,690,724

Total investments, at cost	$2,378,654,463	$273,270,249	$1,323,146,627	$479,558,310	$1,532,972,328

(a) Includes securities on loan with an aggregate value of	$18,478,293	$—	$9,158,134	$32,429,632	$211,125,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Operations

For the six months ended October 31, 2014

(Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
Investment Income:
Unaffiliated dividend income	$25,133,452	$4,628,742	$45,831,644	$8,680,151	$22,727,247
Securities lending income	414,449	—	237,314	43,591	1,327,089
Affiliated dividend income	91	12	148	26	25
Foreign withholding tax	—	—	—	—	(1,865,704)

Total Income	25,547,992	4,628,754	46,069,106	8,723,768	22,188,657

Expenses:
Advisory fees	7,122,950	718,112	3,559,737	869,886	2,618,192
Sub-licensing	1,424,590	179,528	676,373	217,471	654,548
Accounting & administration fees	291,489	34,949	141,832	39,533	117,654
Trustees’ and officer’s fees	30,379	6,952	16,680	7,543	15,048
Custodian & transfer agent fees	20,284	9,442	23,457	5,683	37,760
Other expenses	92,799	32,850	87,426	37,869	63,952

Total Expenses	8,982,491	981,833	4,505,505	1,177,985	3,507,154

Less: Waivers	(1,333)	(147)	(1,429)	(270)	(340)

Net Expenses	8,981,158	981,686	4,504,076	1,177,715	3,506,814

Net Investment Income	16,566,834	3,647,068	41,565,030	7,546,053	18,681,843

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	501,993	344,230	4,857,821	(407,079)	(1,371,230)
In-kind redemptions	80,812,733	2,314,986	6,696,579	9,593,569	24,528,436
Foreign currencies	—	—	—	—	857

Net realized gain	81,314,726	2,659,216	11,554,400	9,186,490	23,158,063

Net change in unrealized appreciation (depreciation) on investment securities	71,795,947	10,827,840	503,792	20,189,476	(45,113,648)

Net realized and unrealized gain (loss)	153,110,673	13,487,056	12,058,192	29,375,966	(21,955,585)

Net increase (decrease) in net assets resulting from operations	$169,677,507	$17,134,124	$53,623,222	$36,922,019	$(3,273,742)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)		PowerShares Dividend AchieversTM Portfolio (PFM)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$16,566,834	$17,305,602	$3,647,068	$6,689,623
Net realized gain	81,314,726	126,786,066	2,659,216	20,581,678
Net change in unrealized appreciation (depreciation)	71,795,947	186,899,277	10,827,840	16,307,260

Net increase (decrease) in net assets resulting from operations	169,677,507	330,990,945	17,134,124	43,578,561

Distributions to Shareholders from:
Net investment income	(20,013,684)	(10,911,610)	(3,679,356)	(6,755,875)

Shareholder Transactions:
Proceeds from shares sold	163,843,078	3,285,171,345	1,036,870	79,961,620
Value of shares repurchased	(561,239,759)	(1,118,751,473)	(7,347,548)	(62,155,717)

Net increase (decrease) in net assets resulting from shares transactions	(397,396,681)	2,166,419,872	(6,310,678)	17,805,903

Increase (Decrease) in Net Assets	(247,732,858)	2,486,499,207	7,144,090	54,628,589

Net Assets:
Beginning of period	2,905,120,539	418,621,332	351,556,961	296,928,372

End of period	$2,657,387,681	$2,905,120,539	$358,701,051	$351,556,961

Undistributed net investment income at end of period	$3,320,173	$6,767,023	$764,728	$797,016

Changes in Shares Outstanding:
Shares sold	3,650,000	82,050,000	50,000	4,100,000
Shares repurchased	(12,750,000)	(27,250,000)	(350,000)	(3,150,000)
Shares outstanding, beginning of period	66,900,000	12,100,000	17,150,000	16,200,000

Shares outstanding, end of period	57,800,000	66,900,000	16,850,000	17,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Financial Preferred Portfolio (PGF)		PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)		PowerShares International Dividend AchieversTM Portfolio (PID)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$41,565,030	$96,727,623	$7,546,053	$12,883,764	$18,681,843	$38,477,799
11,554,400	69,653,790	9,186,490	41,966,345	23,158,063	51,317,591
503,792	(149,768,967)	20,189,476	5,744,238	(45,113,648)	25,895,334

53,623,222	16,612,446	36,922,019	60,594,347	(3,273,742)	115,690,724

(42,218,717)	(96,939,622)	(7,322,781)	(12,646,964)	(18,682,257)	(39,823,589)

6,311,040	84,078,357	123,681,573	143,056,402	348,520,935	406,219,189
(50,649,252)	(459,644,875)	(36,802,601)	(120,376,506)	(83,021,655)	(198,773,646)

(44,338,212)	(375,566,518)	86,878,972	22,679,896	265,499,280	207,445,543

(32,933,707)	(455,893,694)	116,478,210	70,627,279	243,543,281	283,312,678

1,435,558,275	1,891,451,969	393,103,107	322,475,828	1,160,653,507	877,340,829

$1,402,624,568	$1,435,558,275	$509,581,317	$393,103,107	$1,404,196,788	$1,160,653,507

$(723,693)	$(70,006)	$539,958	$316,686	$2,478,938	$2,479,352

350,000	4,800,000	9,900,000	12,250,000	18,350,000	22,950,000
(2,800,000)	(26,300,000)	(2,900,000)	(10,300,000)	(4,350,000)	(11,200,000)
79,800,000	101,300,000	31,900,000	29,950,000	62,550,000	50,800,000

77,350,000	79,800,000	38,900,000	31,900,000	76,550,000	62,550,000

19

Financial Highlights

PowerShares BuyBack AchieversTM Portfolio (PKW)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$43.42		$34.60		$29.40	$27.27	$22.36	$16.15
Net investment income(a)	0.26		0.39		0.37	0.27	0.11	0.19
Net realized and unrealized gain on investments	2.61		8.70		5.18	2.12	4.87	6.29
Total from investment operations	2.87		9.09		5.55	2.39	4.98	6.48
Distributions to shareholders from:
Net investment income	(0.31)		(0.27)		(0.35)	(0.26)	(0.07)	(0.27)
Net asset value at end of period	$45.98		$43.42		$34.60	$29.40	$27.27	$22.36
Market price at end of period(b)	$46.00		$43.42		$34.61	$29.40	$27.27	$22.37
Net Asset Value Total Return(c)	6.62%		26.36%		19.08%	8.91%	22.34%	40.46%
Market Price Total Return(c)	6.67%		26.32%		19.11%	8.91%	22.29%	40.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,657,388		$2,905,121		$418,621	$139,641	$43,637	$38,019
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)(e)	0.66	%(d)	0.70%	0.71%	0.70%	0.70%
Expenses, prior to Waivers	0.63	%(d)(e)	0.66	%(d)	0.70%	0.79%	1.00%	0.97%
Net investment income, after Waivers	1.16	%(e)	0.95%		1.21%	1.00%	0.49%	0.98%
Portfolio turnover rate(f)	3%		92%		80%	32%	26%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$20.50		$18.33	$15.81	$15.29	$13.21	$10.30
Net investment income(a)	0.21		0.39	0.38	0.34	0.31	0.27
Net realized and unrealized gain on investments	0.80		2.16	2.52	0.51	2.08	2.96
Total from investment operations	1.01		2.55	2.90	0.85	2.39	3.23
Distributions to shareholders from:
Net investment income	(0.22)		(0.38)	(0.38)	(0.33)	(0.31)	(0.32)
Net asset value at end of period	$21.29		$20.50	$18.33	$15.81	$15.29	$13.21
Market price at end of period(b)	$21.29		$20.50	$18.32	$15.80	$15.29	$13.21
Net Asset Value Total Return(c)	4.91%		14.11%	18.67%	5.78%	18.39%	31.76%
Market Price Total Return(c)	4.91%		14.17%	18.68%	5.71%	18.39%	31.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$358,701		$351,557	$296,928	$252,988	$217,859	$133,380
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.55%	0.58%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.55	%(d)	0.55%	0.58%	0.60%	0.61%	0.64%
Net investment income, after Waivers	2.03	%(d)	2.05%	2.28%	2.28%	2.30%	2.28%
Portfolio turnover rate(e)	2%		21%	18%	20%	11%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights (continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$17.99		$18.67	$17.79	$18.26	$16.97	$11.41
Net investment income(a)	0.53		1.10	1.18	1.17	1.18	1.31
Net realized and unrealized gain (loss) on investments	0.15		(0.68)	0.85	(0.42)	1.36	5.61
Total from investment operations	0.68		0.42	2.03	0.75	2.54	6.92
Distributions to shareholders from:
Net investment income	(0.54)		(1.10)	(1.15)	(1.17)	(1.21)	(1.30)
Return of capital	—		—	—	(0.05)	(0.04)	(0.06)
Total distributions	(0.54)		(1.10)	(1.15)	(1.22)	(1.25)	(1.36)
Net asset value at end of period	$18.13		$17.99	$18.67	$17.79	$18.26	$16.97
Market price at end of period(b)	$18.16		$17.98	$18.70	$17.83	$18.28	$16.93
Net Asset Value Total Return(c)	3.84%		2.63%	11.78%	4.56%	15.57%	62.16%
Market Price Total Return(c)	4.07%		2.41%	11.71%	4.68%	15.97%	61.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,402,625		$1,435,558	$1,891,452	$1,612,698	$1,832,516	$1,714,824
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.64%	0.66%	0.66%	0.65%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.64%	0.66%	0.66%	0.65%
Net investment income, after Waivers	5.84	%(d)	6.28%	6.47%	6.76%	6.75%	8.30%
Portfolio turnover rate(e)	6%		30%	18%	6%	26%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$12.32		$10.77	$9.36	$9.06	$8.44	$6.12
Net investment income(a)	0.22		0.42	0.42	0.35	0.34	0.32
Net realized and unrealized gain on investments	0.77		1.54	1.41	0.29	0.63	2.35
Total from investment operations	0.99		1.96	1.83	0.64	0.97	2.67
Distributions to shareholders from:
Net investment income	(0.21)		(0.41)	(0.42)	(0.34)	(0.34)	(0.33)
Return of capital	—		—	—	—	(0.01)	(0.02)
Total distributions	(0.21)		(0.41)	(0.42)	(0.34)	(0.35)	(0.35)
Net asset value at end of period	$13.10		$12.32	$10.77	$9.36	$9.06	$8.44
Market price at end of period(b)	$13.10		$12.32	$10.76	$9.36	$9.06	$8.44
Net Asset Value Total Return(c)	8.15%		18.61%	20.16%	7.37%	11.91%	44.59%
Market Price Total Return(c)	8.15%		18.72%	20.05%	7.37%	11.91%	44.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$509,581		$393,103	$322,476	$276,169	$208,471	$127,424
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(d)	0.55%	0.57%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.54	%(d)	0.55%	0.57%	0.60%	0.62%	0.65%
Net investment income, after Waivers	3.47	%(d)	3.70%	4.31%	3.88%	4.02%	4.42%
Portfolio turnover rate(e)	6%		51%	32%	35%	44%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights (continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$18.56		$17.27	$15.35	$16.85	$14.26	$10.14
Net investment income(a)	0.27		0.67 (b)	0.40	0.48	0.47	0.35
Net realized and unrealized gain (loss) on investments	(0.23)		1.26	1.93	(1.49)	2.59	4.24
Total from investment operations	0.04		1.93	2.33	(1.01)	3.06	4.59
Distributions to shareholders from:
Net investment income	(0.26)		(0.64)	(0.41)	(0.49)	(0.47)	(0.47)
Net asset value at end of period	$18.34		$18.56	$17.27	$15.35	$16.85	$14.26
Market price at end of period(c)	$18.36		$18.58	$17.31	$15.37	$16.89	$14.26
Net Asset Value Total Return(d)	0.17%		11.50%	15.63%	(5.87)%	21.95%	45.77%
Market Price Total Return(d)	0.16%		11.35%	15.75%	(5.97)%	22.23%	45.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,404,197		$1,160,654	$877,341	$690,196	$550,282	$427,783
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(e)	0.54%	0.56%	0.55%	0.58%	0.57%
Expenses, prior to Waivers	0.54	%(e)	0.54%	0.56%	0.56%	0.58%	0.57%
Net investment income, after Waivers	2.85	%(e)	3.82%	2.57%	3.20%	3.20%	2.65%
Portfolio turnover rate(f)	16%		49%	46%	33%	42%	63%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.43 and 2.42%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2014, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares BuyBack AchieversTM Portfolio (PKW)	“BuyBack AchieversTM Portfolio”
PowerShares Dividend AchieversTM Portfolio (PFM)	“Dividend AchieversTM Portfolio”
PowerShares Financial Preferred Portfolio (PGF)	“Financial Preferred Portfolio”
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	“High Yield Equity Dividend AchieversTM Portfolio”
PowerShares International Dividend AchieversTM Portfolio (PID)	“International Dividend AchieversTM Portfolio”

Each portfolio (each, a “Fund,” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM Portfolio	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM Portfolio	NASDAQ US Broad Dividend AchieversTM Index
Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM Portfolio	NASDAQ International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

23

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

24

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. BuyBack AchieversTM Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Financial Preferred Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Dividend Paying Security Risk. Dividend AchieversTM Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Foreign Securities Risk. For Financial Preferred Portfolio and International Dividend AchieversTM Portfolio, investments in foreign securities involve risks in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

High Yield Securities Risk. For Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. Financial Preferred Portfolio faces special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt

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instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-month period ended October 31, 2014, BuyBack AchieversTM Portfolio, Financial Preferred Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily

26

less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM Portfolio and Financial Preferred Portfolio, each of which pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for BuyBack AchieversTM Portfolio and Financial Preferred Portfolio) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for the BuyBack AchieversTM Portfolio and Financial Preferred Portfolio) (the “Expense Cap”), through at least August 31, 2015. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2015. The Expense Agreement cannot be terminated during its term. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended October 31, 2014, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Buyback AchieversTM Portfolio	$1,333
Dividend AchieversTM Portfolio	147
Financial Preferred Portfolio	1,429
High Yield Equity Dividend AchieversTM Portfolio	270
International Dividend AchieversTM Portfolio	340

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the six-month period ended October 31, 2014, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
BuyBack AchieversTM Portfolio	NASDAQ OMX Group, Inc.
Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.
Financial Preferred Portfolio	Wells Fargo Securities, LLC
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.
International Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of April 30, 2014, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized	Expired
BuyBack AchieversTM Portfolio	$—	$2,915,681	$800,254	$12,142,749	$2,107,645	$—	$—	$17,966,329	$5,112,463	$—
Dividend AchieversTM Portfolio	—	50,943	1,716,151	14,632,363	2,339,194	271,124	558,548	19,568,323	76,569	7,896
Financial Preferred Portfolio	—	10,308,236	9,034,558	7,354,935	—	—	—	26,697,729	11,880,150	—
High Yield Equity Dividend AchieversTM Portfolio	—	936,776	81,487,358	44,815,128	2,187,574	—	—	129,426,836	12,848,630	—
International Dividend AchieversTM Portfolio	148,582	1,975,339	59,472,841	145,514,837	11,745,409	28,743,478	8,655,506	256,255,992	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 6. Investment Transactions

For the six-month period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
BuyBack AchieversTM Portfolio	$84,205,822	$86,358,270
Dividend AchieversTM Portfolio	7,130,613	6,882,768
Financial Preferred Portfolio	85,222,609	88,990,222
High Yield Equity Dividend AchieversTM Portfolio	28,494,982	28,014,093
International Dividend AchieversTM Portfolio	212,544,627	207,268,091

For the six-month period ended October 31, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
BuyBack AchieversTM Portfolio	$163,370,700	$561,254,869
Dividend AchieversTM Portfolio	1,030,129	7,320,639
Financial Preferred Portfolio	4,391,411	49,069,150
High Yield Equity Dividend AchieversTM Portfolio	123,686,244	36,786,123
International Dividend AchieversTM Portfolio	348,032,876	83,380,492

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
BuyBack AchieversTM Portfolio	$2,391,523,563	$284,728,287	$339,525,340	$(54,797,053)
Dividend AchieversTM Portfolio	275,905,810	82,795,348	86,100,098	(3,304,750)
Financial Preferred Portfolio	1,333,448,702	78,740,604	109,249,896	(30,509,292)
High Yield Equity Dividend AchieversTM Portfolio	481,817,237	60,219,901	65,914,875	(5,694,974)
International Dividend AchieversTM Portfolio	1,548,483,849	70,017,887	130,327,046	(60,309,159)

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and Officer of the Funds. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in

29

the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

In addition to the fees and expenses which the PowerShares BuyBack AchieversTM Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio (PKW)
Actual	$1,000.00	$1,066.00	0.63%	$3.28
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dividend AchieversTM Portfolio (PFM)
Actual	1,000.00	1,049.13	0.55	2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80
PowerShares Financial Preferred Portfolio (PGF)
Actual	1,000.00	1,038.40	0.63	3.24
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)
Actual	1,000.00	1,081.55	0.54	2.83
Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75

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Fees and Expenses (continued)

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares International Dividend AchieversTM Portfolio (PID)
Actual	$1,000.00	$1,001.66	0.54%	$2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2014

2014 Semi-Annual Report to Shareholders

PBE	PowerShares Dynamic Biotechnology & Genome Portfolio

PKB	PowerShares Dynamic Building & Construction Portfolio

PXE	PowerShares Dynamic Energy Exploration & Production Portfolio

PBJ	PowerShares Dynamic Food & Beverage Portfolio

PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio

PBS	PowerShares Dynamic Media Portfolio

PXQ	PowerShares Dynamic Networking Portfolio

PXJ	PowerShares Dynamic Oil & Gas Services Portfolio

PJP	PowerShares Dynamic Pharmaceuticals Portfolio

PMR	PowerShares Dynamic Retail Portfolio

PSI	PowerShares Dynamic Semiconductors Portfolio

PSJ	PowerShares Dynamic Software Portfolio

2

Portfolio Composition

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Biotechnology	70.4
Life Sciences Tools & Services	18.3
Specialty Chemicals	6.2
Health Care Supplies	2.7
Pharmaceuticals	2.5
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—70.4%
961,858	Achillion Pharmaceuticals, Inc.(b)(c)	$11,301,831
341,581	Acorda Therapeutics, Inc.(c)	11,893,850
120,518	Alexion Pharmaceuticals, Inc.(c)	23,062,324
146,382	Amgen, Inc.	23,740,233
2,701,142	Arena Pharmaceuticals, Inc.(b)(c)	11,776,979
59,477	Biogen Idec, Inc.(c)	19,096,875
161,217	Cubist Pharmaceuticals, Inc.(c)	11,654,377
446,937	Emergent Biosolutions, Inc.(c)	10,109,715
189,651	Gilead Sciences, Inc.(c)	21,240,912
941,515	ImmunoGen, Inc.(b)(c)	8,718,429
315,083	Insys Therapeutics, Inc.(b)(c)	12,816,001
273,031	Isis Pharmaceuticals, Inc.(b)(c)	12,575,808
121,946	Medivation, Inc.(c)	12,889,692
307,507	Myriad Genetics, Inc.(b)(c)	12,143,451
368,744	NPS Pharmaceuticals, Inc.(c)	10,103,586
1,102,943	PDL BioPharma, Inc.(b)	9,408,104
164,022	Pharmacyclics, Inc.(c)	21,432,755
58,206	Regeneron Pharmaceuticals, Inc.(c)	22,916,866
583,877	Repligen Corp.(c)	14,725,378
252,867	Seattle Genetics, Inc.(c)	9,272,633
94,447	United Therapeutics Corp.(c)	12,369,724

		303,249,523

	Health Care Supplies—2.7%
264,341	Neogen Corp.(c)	11,604,570

	Life Sciences Tools & Services—18.3%
554,772	Bruker Corp.(c)	11,500,424
408,843	Fluidigm Corp.(c)	11,856,447
113,752	Illumina, Inc.(c)	21,906,360
590,383	Luminex Corp.(c)	11,217,277
116,506	Techne Corp.	10,607,871
107,598	Waters Corp.(c)	11,921,858

		79,010,237

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals—2.5%
780,414	Nektar Therapeutics(c)	$10,761,909

	Specialty Chemicals—6.2%
196,180	Sigma-Aldrich Corp.	26,662,824

	Total Common Stocks (Cost $350,354,663)	431,289,063

	Money Market Fund—0.0%
83,761	Invesco Premier Portfolio—Institutional Class(d) (Cost $83,761)	83,761

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $350,438,424)—100.1%	431,372,824

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.0%
56,112,407	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $56,112,407)	56,112,407

	Total Investments (Cost $406,550,831)—113.1%	487,485,231
	Other assets less liabilities—(13.1%)	(56,332,470)

	Net Assets—100.0%	$431,152,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE) (continued)

October 31, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$54,579,514	$(54,579,514)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares Dynamic Building & Construction Portfolio (PKB)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Construction & Engineering	22.8
Construction Materials	12.7
Homebuilding	11.6
Home Improvement Retail	11.2
Building Products	9.4
Forest Products	9.2
Industrial Machinery	8.3
Environmental & Facilities Services	3.0
Real Estate Development	2.7
Construction Machinery & Heavy Trucks	2.6
Oil & Gas Equipment & Services	2.6
Diversified Real Estate Activities	2.5
Diversified Support Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—9.4%
40,557	A.O. Smith Corp.	$2,163,716
110,219	Quanex Building Products Corp.	2,206,584
42,039	Universal Forest Products, Inc.	2,100,689

		6,470,989

	Construction & Engineering—22.8%
52,604	AECOM Technology Corp.(b)	1,712,260
80,720	Aegion Corp.(b)	1,478,791
63,779	Dycom Industries, Inc.(b)	2,002,023
46,078	EMCOR Group, Inc.	2,033,422
49,389	Fluor Corp.	3,276,466
100,422	Quanta Services, Inc.(b)	3,422,382
66,618	Tutor Perini Corp.(b)	1,865,970

		15,791,314

	Construction Machinery & Heavy Trucks—2.6%
40,067	Oshkosh Corp.	1,793,399

	Construction Materials—12.7%
153,237	Headwaters, Inc.(b)	1,946,110
27,866	Martin Marietta Materials, Inc.	3,258,093
57,579	Vulcan Materials Co.	3,553,200

		8,757,403

Number of Shares		Value
	Common Stocks (continued)
	Diversified Real Estate Activities—2.5%
91,900	St. Joe Co. (The)(b)	$1,759,885

	Diversified Support Services—1.4%
78,337	Civeo Corp.	954,928

	Environmental & Facilities Services—3.0%
78,061	Tetra Tech, Inc.	2,092,815

	Forest Products—9.2%
66,219	Boise Cascade Co.(b)	2,387,857
30,051	Deltic Timber Corp.	1,956,020
139,492	Louisiana-Pacific Corp.(b)	2,036,583

		6,380,460

	Home Improvement Retail—11.2%
39,030	Home Depot, Inc. (The)	3,806,205
69,498	Lowe’s Cos., Inc.	3,975,286

		7,781,491

	Homebuilding—11.6%
98,542	Brookfield Residential Properties, Inc. (Canada)(b)	2,291,101
1,697	NVR, Inc.(b)	2,083,203
189,872	PulteGroup, Inc.	3,643,644

		8,017,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Building & Construction Portfolio (PKB) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrial Machinery—8.3%
60,620	Ingersoll-Rand PLC	$3,796,025
14,142	Valmont Industries, Inc.	1,925,716

		5,721,741

	Oil & Gas Equipment & Services—2.6%
70,562	Matrix Service Co.(b)	1,768,284

	Real Estate Development—2.7%
12,569	Howard Hughes Corp. (The)(b)	1,852,419

	Total Common Stocks (Cost $70,078,598)	69,143,076

	Money Market Fund—0.1%
79,609	Invesco Premier Portfolio—Institutional Class(c) (Cost $79,609)	79,609

	Total Investments (Cost $70,158,207)—100.1%	69,222,685
	Other assets less liabilities—(0.1%)	(81,781)

	Net Assets—100.0%	$69,140,904

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Oil & Gas Exploration & Production	54.9
Oil & Gas Refining & Marketing	39.9
Integrated Oil & Gas	5.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Integrated Oil & Gas—5.1%
61,460	Occidental Petroleum Corp.	$5,465,638

	Oil & Gas Exploration & Production—54.9%
56,574	Anadarko Petroleum Corp.	5,192,362
62,609	Apache Corp.	4,833,415
23,959	Cimarex Energy Co.	2,723,419
78,491	ConocoPhillips	5,663,126
201,939	Denbury Resources, Inc.	2,504,044
58,016	EOG Resources, Inc.	5,514,421
152,919	Marathon Oil Corp.	5,413,333
55,667	Murphy Oil Corp.	2,972,061
77,584	Newfield Exploration Co.(b)	2,530,014
206,375	Northern Oil and Gas, Inc.(b)	2,332,037
97,766	QEP Resources, Inc.	2,450,994
160,770	QR Energy LP	2,636,628
663,624	SandRidge Energy, Inc.(b)	2,588,134
39,051	SM Energy Co.	2,198,571
84,448	Southwestern Energy Co.(b)	2,745,404
98,815	Stone Energy Corp.(b)	2,420,967
233,069	W&T Offshore, Inc.	2,118,597
37,528	Whiting Petroleum Corp.(b)	2,298,215

		59,135,742

	Oil & Gas Refining & Marketing—39.9%
179,153	Alon USA Partners LP	3,484,526
70,065	CVR Energy, Inc.	3,403,757
144,831	CVR Refining LP	3,510,703
99,409	Delek US Holdings, Inc.	3,368,971
69,502	HollyFrontier Corp.	3,154,001
70,046	Marathon Petroleum Corp.	6,367,181
132,826	Northern Tier Energy LP	3,352,528
122,400	PBF Energy, Inc., Class A	3,190,968
53,714	Tesoro Corp.	3,835,717

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil & Gas Refining & Marketing (continued)
117,755	Valero Energy Corp.	$5,898,348
74,730	Western Refining, Inc.	3,406,941

		42,973,641

	Total Common Stocks and Other Equity Interests (Cost $117,614,248)	107,575,021

	Money Market Fund—0.1%
85,595	Invesco Premier Portfolio—Institutional Class(c) (Cost $85,595)	85,595

	Total Investments (Cost $117,699,843)—100.0%	107,660,616
	Other assets less liabilities—(0.0)%	(23,717)

	Net Assets—100.0%	$107,636,899

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Portfolio Composition

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Packaged Foods & Meats	44.3
Soft Drinks	16.6
Agricultural Products	9.9
Food Retail	7.9
Food Distributors	7.4
Distillers & Vintners	5.4
Distributors	3.2
Restaurants	2.7
Brewers	2.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—9.9%
250,142	Archer-Daniels-Midland Co.	$11,756,674
80,365	Bunge Ltd.	7,124,357
85,293	Ingredion, Inc.	6,588,884

		25,469,915

	Brewers—2.6%
91,994	Molson Coors Brewing Co., Class B	6,842,514

	Distillers & Vintners—5.4%
73,416	Brown-Forman Corp., Class B	6,803,461
78,113	Constellation Brands, Inc., Class A(b)	7,150,464

		13,953,925

	Distributors—3.2%
141,257	Core-Mark Holding Co., Inc.	8,197,144

	Food Distributors—7.4%
98,923	Andersons, Inc. (The)	6,304,363
329,687	Sysco Corp.	12,706,137

		19,010,500

	Food Retail—7.9%
244,647	Kroger Co. (The)	13,629,284
195,599	Safeway, Inc.	6,818,581

		20,447,865

	Packaged Foods & Meats—44.3%
85,994	Cal-Maine Foods, Inc.	7,549,413
233,647	General Mills, Inc.	12,140,298
71,829	J & J Snack Foods Corp.	7,400,542
191,966	Kellogg Co.	12,278,145
93,550	Keurig Green Mountain, Inc.	14,196,213
344,625	Mondelez International, Inc., Class A	12,151,478

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
227,752	Pilgrim’s Pride Corp.(b)	$6,470,434
210,228	Pinnacle Foods, Inc.	7,105,706
73,353	Sanderson Farms, Inc.	6,160,185
2,346	Seaboard Corp.(b)	7,208,953
82,440	TreeHouse Foods, Inc.(b)	7,021,415
178,742	Tyson Foods, Inc., Class A	7,212,240
194,258	WhiteWave Foods Co. (The)(b)	7,232,225

		114,127,247

	Restaurants—2.7%
212,326	Burger King Worldwide, Inc.	6,938,814

	Soft Drinks—16.6%
91,486	Coca-Cola Bottling Co. Consolidated	8,273,994
142,380	Coca-Cola Enterprises, Inc.	6,172,173
108,121	Dr Pepper Snapple Group, Inc.	7,487,379
76,948	Monster Beverage Corp.(b)	7,762,514
134,847	PepsiCo, Inc.	12,968,236

		42,664,296

	Total Common Stocks (Cost $231,920,504)	257,652,220

	Money Market Fund—0.0%
118,578	Invesco Premier Portfolio—Institutional Class(c) (Cost $118,578)	118,578

	Total Investments (Cost $232,039,082)—100.0%	257,770,798
	Other assets less liabilities—0.0%	(77,695)

	Net Assets—100.0%	$257,693,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dynamic Food & Beverage Portfolio (PBJ) (continued)

October 31, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Portfolio Composition

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Hotels, Resorts & Cruise Lines	34.0
Restaurants	28.4
Movies & Entertainment	15.4
Internet Retail	9.7
Casinos & Gaming	7.4
Cable & Satellite	2.6
Leisure Facilities	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Cable & Satellite—2.6%
121,164	Starz, Class A(b)	$3,743,968

	Casinos & Gaming—7.4%
154,932	MGM Resorts International(b)	3,602,169
36,035	Wynn Resorts Ltd.	6,847,010

		10,449,179

	Hotels, Resorts & Cruise Lines—34.0%
70,000	Choice Hotels International, Inc.	3,745,000
151,526	Diamond Resorts International, Inc.(b)	3,933,615
274,507	Hilton Worldwide Holdings, Inc.(b)	6,928,557
62,061	Hyatt Hotels Corp., Class A(b)	3,675,252
191,958	La Quinta Holdings, Inc.(b)	3,917,863
100,152	Marriott International, Inc., Class A	7,586,514
63,623	Marriott Vacations Worldwide Corp.	4,417,981
59,461	Royal Caribbean Cruises Ltd.	4,041,564
82,852	Starwood Hotels & Resorts Worldwide, Inc.	6,351,434
46,840	Wyndham Worldwide Corp.	3,638,063

		48,235,843

	Internet Retail—9.7%
44,132	Expedia, Inc.	3,749,896
462,339	Orbitz Worldwide, Inc.(b)	3,823,543
70,142	TripAdvisor, Inc.(b)	6,218,790

		13,792,229

	Leisure Facilities—2.6%
76,603	Cedar Fair LP	3,620,258

	Movies & Entertainment—15.4%
107,428	Cinemark Holdings, Inc.	3,794,357
116,975	Lions Gate Entertainment Corp.	3,875,382

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Movies & Entertainment (continued)
90,230	Time Warner, Inc.	$7,170,578
77,333	Walt Disney Co. (The)	7,066,689

		21,907,006

	Restaurants—28.4%
146,378	Aramark	4,085,410
77,527	Brinker International, Inc.	4,158,548
118,327	Burger King Worldwide, Inc.	3,866,927
10,243	Chipotle Mexican Grill, Inc.(b)	6,535,034
45,566	DineEquity, Inc.	4,053,551
50,249	Domino’s Pizza, Inc.	4,461,609
117,339	El Pollo Loco Holdings, Inc.(b)	4,183,135
63,771	Jack in the Box, Inc.	4,530,292
179,592	Sonic Corp.(b)	4,527,514

		40,402,020

	Total Common Stocks and Other Equity Interests (Cost $131,144,434)	142,150,503

	Money Market Fund—0.0%
51,800	Invesco Premier Portfolio—Institutional Class(c) (Cost $51,800)	51,800

	Total Investments (Cost $131,196,234)—100.1%	142,202,303
	Other assets less liabilities—(0.1%)	(124,113)

	Net Assets—100.0%	$142,078,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ) (continued)

October 31, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Portfolio Composition

PowerShares Dynamic Media Portfolio (PBS)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Cable & Satellite	20.6
Internet Software & Services	20.4
Movies & Entertainment	16.3
Broadcasting	11.0
Publishing	10.7
Advertising	8.2
Internet Retail	4.2
Specialized Finance	3.1
Catalog Retail	3.0
Research & Consulting Services	2.5
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—8.2%
238,524	Interpublic Group of Cos., Inc. (The)	$4,624,980
88,767	Lamar Advertising Co., Class A	4,584,816
64,689	Omnicom Group, Inc.	4,648,551

		13,858,347

	Broadcasting—11.0%
199,762	LIN Media LLC, Class A(b)	4,780,305
102,067	Nexstar Broadcasting Group, Inc., Class A	4,605,263
58,442	Scripps Networks Interactive, Inc., Class A	4,514,060
160,357	Sinclair Broadcast Group, Inc., Class A	4,658,371

		18,557,999

	Cable & Satellite—20.6%
251,664	Cablevision Systems Corp., Class A	4,685,984
98,790	DIRECTV(b)	8,573,984
131,774	DISH Network Corp., Class A(b)	8,387,415
148,879	Starz, Class A(b)	4,600,361
57,734	Time Warner Cable, Inc.	8,499,022

		34,746,766

	Catalog Retail—3.0%
76,886	HSN, Inc.	5,079,858

	Internet Retail—4.2%
17,878	Netflix, Inc.(b)	7,021,942

	Internet Software & Services—20.4%
169,148	Conversant, Inc.(b)	5,962,467
114,148	Facebook, Inc., Class A(b)	8,559,958
65,793	Shutterstock, Inc.(b)	5,116,064

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
171,670	Twitter, Inc.(b)	$7,119,155
96,349	WebMD Health Corp.(b)	4,112,175
32,477	Zillow, Inc., Class A(b)	3,531,224

		34,401,043

	Movies & Entertainment—16.3%
143,736	Lions Gate Entertainment Corp.	4,761,974
69,673	Madison Square Garden Co. (The), Class A(b)	5,278,426
110,868	Time Warner, Inc.	8,810,680
95,020	Walt Disney Co. (The)	8,682,928

		27,534,008

	Publishing—10.7%
137,983	Gannett Co., Inc.	4,346,464
77,709	John Wiley & Sons, Inc., Class A	4,537,429
132,945	Scholastic Corp.	4,627,815
198,401	Time, Inc.(b)	4,481,879

		17,993,587

	Research & Consulting Services—2.5%
32,696	IHS, Inc., Class A(b)	4,284,157

	Specialized Finance—3.1%
57,416	McGraw Hill Financial, Inc.	5,195,000

	Total Common Stocks (Cost $166,144,006)	168,672,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Dynamic Media Portfolio (PBS) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
103,825	Invesco Premier Portfolio—Institutional Class(c) (Cost $103,825)	$103,825

	Total Investments (Cost $166,247,831)—100.1%	168,776,532
	Other assets less liabilities—(0.1%)	(142,850)

	Net Assets—100.0%	$168,633,682

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Portfolio Composition

PowerShares Dynamic Networking Portfolio (PXQ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Communications Equipment	53.2
Systems Software	19.0
Application Software	9.6
Semiconductors	7.7
Electronic Components	7.5
Internet Software & Services	3.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—9.6%
19,868	Citrix Systems, Inc.(b)	$1,276,121
16,527	NetScout Systems, Inc.(b)	609,185
17,794	SolarWinds, Inc.(b)	846,105

		2,731,411

	Communications Equipment—53.2%
32,990	ADTRAN, Inc.	699,718
9,081	Arista Networks, Inc.(b)	737,831
24,875	ARRIS Group, Inc.(b)	746,747
35,663	Aruba Networks, Inc.(b)	769,608
72,172	Brocade Communications Systems, Inc.	774,406
36,801	Ciena Corp.(b)	616,785
55,859	Cisco Systems, Inc.	1,366,870
6,131	F5 Networks, Inc.(b)	753,990
71,967	Infinera Corp.(b)	1,045,681
32,834	Juniper Networks, Inc.	691,812
23,500	Motorola Solutions, Inc.	1,515,750
22,920	NETGEAR, Inc.(b)	780,197
8,959	Palo Alto Networks, Inc.(b)	946,966
18,343	QUALCOMM, Inc.	1,440,109
40,415	Riverbed Technology, Inc.(b)	767,481
54,738	Ruckus Wireless, Inc.(b)	710,499
201,966	Sonus Networks, Inc.(b)	700,822

		15,065,272

	Electronic Components—7.5%
27,102	Amphenol Corp., Class A	1,370,819
10,420	Belden, Inc.	741,800

		2,112,619

	Internet Software & Services—3.0%
18,009	LogMeIn, Inc.(b)	865,332

Number of Shares		Value
	Common Stocks (continued)
	Semiconductors—7.7%
35,447	Broadcom Corp., Class A	$1,484,520
13,553	Cavium, Inc.(b)	695,405

		2,179,925

	Systems Software—19.0%
30,640	Barracuda Networks, Inc.(b)	985,076
49,431	CA, Inc.	1,436,465
29,501	Fortinet, Inc.(b)	768,501
31,334	Qualys, Inc.(b)	1,005,195
14,160	VMware, Inc., Class A(b)	1,183,351

		5,378,588

	Total Common Stocks (Cost $24,047,972)	28,333,147

	Money Market Fund—0.2%
60,237	Invesco Premier Portfolio—Institutional Class(c) (Cost $60,237)	60,237

	Total Investments (Cost $24,108,209)—100.2%	28,393,384
	Other assets less liabilities—(0.2%)	(58,959)

	Net Assets—100.0%	$28,334,425

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Oil & Gas Equipment & Services	75.8
Oil & Gas Drilling	24.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Oil & Gas Drilling—24.1%
67,390	Atwood Oceanics, Inc.(b)	$2,739,403
31,695	Helmerich & Payne, Inc.	2,751,760
122,373	Nabors Industries Ltd.	2,184,358
117,000	Noble Corp. PLC	2,447,640
357,271	Paragon Offshore PLC(b)	1,739,910
530,219	Parker Drilling Co.(b)	2,354,172
96,402	Patterson-UTI Energy, Inc.	2,220,138
216,500	Pioneer Energy Services Corp.(b)	1,987,470
157,948	Transocean Ltd.	4,711,589

		23,136,440

	Oil & Gas Equipment & Services—75.8%
88,293	Baker Hughes, Inc.	4,675,997
137,534	Basic Energy Services, Inc.(b)	1,774,189
82,125	Cameron International Corp.(b)	4,890,544
123,372	Compressco Partners LP	2,646,329
21,076	Core Laboratories NV	2,940,734
32,814	Dril-Quip, Inc.(b)	2,951,619
71,409	Exterran Holdings, Inc.	2,808,516
98,715	FMC Technologies, Inc.(b)	5,531,989
97,787	Forum Energy Technologies, Inc.(b)	2,669,585
90,290	Halliburton Co.	4,978,591
121,877	Helix Energy Solutions Group, Inc.(b)	3,246,803
528,534	Key Energy Services, Inc.(b)	1,606,743
70,631	National Oilwell Varco, Inc.	5,130,636
270,052	Newpark Resources, Inc.(b)	3,086,694
47,868	Oceaneering International, Inc.	3,363,684
51,581	Oil States International, Inc.(b)	3,081,449
146,232	RPC, Inc.	2,398,205
55,678	Schlumberger Ltd.	5,493,192
92,908	Superior Energy Services, Inc.	2,336,636
156,919	Tesco Corp.	2,987,738
257,688	Weatherford International PLC(b)	4,231,237

		72,831,110

	Total Common Stocks and Other Equity Interests (Cost $104,541,930)	95,967,550

Number of Shares		Value
	Money Market Fund—0.1%
48,882	Invesco Premier Portfolio—Institutional Class(c) (Cost $48,882)	$48,882

	Total Investments (Cost $104,590,812)—100.0%	96,016,432
	Other assets less liabilities—0.0%	9,303

	Net Assets—100.0%	$96,025,735

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Portfolio Composition

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Pharmaceuticals	68.2
Biotechnology	26.1
Health Care Equipment	5.7
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—26.1%
482,689	Amgen, Inc.	$78,282,502
196,114	Biogen Idec, Inc.(b)	62,968,283
708,046	Celgene Corp.(b)	75,824,646
625,369	Gilead Sciences, Inc.(b)	70,041,328
816,521	Ligand Pharmaceuticals, Inc.(b)	45,129,116
9,060,046	Novavax, Inc.(b)(c)	50,736,258

		382,982,133

	Health Care Equipment—5.7%
1,005,941	Abbott Laboratories	43,848,968
566,707	Baxter International, Inc.	39,748,829

		83,597,797

	Pharmaceuticals—68.2%
187,190	Actavis PLC(b)	45,438,501
1,088,974	Akorn, Inc.(b)	48,513,792
259,606	Allergan, Inc.	49,340,716
2,284,487	Auxilium Pharmaceuticals, Inc.(b)(c)	73,491,947
2,655,722	BioDelivery Sciences International, Inc.(b)(d)	46,209,563
1,328,292	Bristol-Myers Squibb Co.	77,293,311
2,768,192	Depomed, Inc.(b)	42,630,157
668,516	Eli Lilly & Co.	44,342,666
790,675	Hospira, Inc.(b)	42,459,248
1,724,499	Impax Laboratories, Inc.(b)	49,958,736
648,604	Johnson & Johnson	69,906,539
1,079,029	Lannett Co., Inc.(b)	61,202,525
1,659,179	Medicines Co. (The)(b)	42,010,412
1,119,261	Merck & Co., Inc.	64,849,982
874,303	Mylan, Inc.(b)	46,818,926
285,681	Perrigo Co. PLC	46,123,197
2,289,155	Pfizer, Inc.	68,560,192
1,227,736	Prestige Brands Holdings, Inc.(b)	43,486,409
267,049	Salix Pharmaceuticals Ltd.(b)	38,414,999

		1,001,051,818

	Total Common Stocks (Cost $1,153,322,633)	1,467,631,748

Number of Shares		Value
	Money Market Fund—0.0%
104,571	Invesco Premier Portfolio—Institutional Class(e) (Cost $104,571)	$104,571

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,153,427,204)—100.0%	1,467,736,319

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.0%
58,383,075	Invesco Liquid Assets Portfolio—Institutional Class(e)(f) (Cost $58,383,075)	58,383,075

	Total Investments (Cost $1,211,810,279)—104.0%	1,526,119,394
	Other assets less liabilities—(4.0%)	(58,561,128)

	Net Assets—100.0%	$1,467,558,266

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	Affiliated investments. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Dynamic Pharmaceuticals Portfolio (PJP) (continued)

October 31, 2014

(Unaudited)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$56,926,753	$(56,926,753)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Portfolio Composition

PowerShares Dynamic Retail Portfolio (PMR)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Food Retail	18.8
Apparel Retail	17.2
Hypermarkets & Super Centers	13.0
Drug Retail	12.8
Automotive Retail	11.1
General Merchandise Stores	5.8
Home Improvement Retail	5.1
Department Stores	5.0
Forest Products	3.2
Homefurnishing Retail	3.0
Food Distributors	2.8
Trucking	2.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Apparel Retail—17.2%
15,580	Brown Shoe Co., Inc.	$414,272
13,410	Cato Corp. (The), Class A	478,335
8,286	Foot Locker, Inc.	464,099
18,454	Gap, Inc. (The)	699,222
5,862	Genesco, Inc.(b)	449,557
14,372	Zumiez, Inc.(b)	479,737

		2,985,222

	Automotive Retail—11.1%
3,407	Advance Auto Parts, Inc.	500,692
6,672	Asbury Automotive Group, Inc.(b)	467,307
5,460	O’Reilly Automotive, Inc.(b)	960,305

		1,928,304

	Department Stores—5.0%
4,068	Dillard’s, Inc., Class A	430,232
7,909	Kohl’s Corp.	428,826

		859,058

	Drug Retail—12.8%
10,719	CVS Health Corp.	919,797
74,747	Rite Aid Corp.(b)	392,422
14,072	Walgreen Co.	903,704

		2,215,923

	Food Distributors—2.8%
21,634	SpartanNash Co.	484,818

Number of Shares		Value
	Common Stocks (continued)
	Food Retail—18.8%
13,941	Fresh Market, Inc. (The)(b)	$511,774
16,704	Kroger Co. (The)	930,580
13,367	Safeway, Inc.	465,974
15,027	Sprouts Farmers Market, Inc.(b)	437,436
48,683	SUPERVALU, Inc.(b)	420,134
10,824	Weis Markets, Inc.	483,183

		3,249,081

	Forest Products—3.2%
15,467	Boise Cascade Co.(b)	557,740

	General Merchandise Stores—5.8%
10,031	Big Lots, Inc.	457,915
13,035	Burlington Stores, Inc.(b)	546,688

		1,004,603

	Home Improvement Retail—5.1%
9,108	Home Depot, Inc. (The)	888,212

	Homefurnishing Retail—3.0%
8,115	Mattress Firm Holding Corp.(b)	512,787

	Hypermarkets & Super Centers—13.0%
7,035	Costco Wholesale Corp.	938,258
5,188	PriceSmart, Inc.	461,888
11,280	Wal-Mart Stores, Inc.	860,325

		2,260,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Dynamic Retail Portfolio (PMR) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Trucking—2.2%
6,887	Avis Budget Group, Inc.(b)	$383,950

	Total Common Stocks (Cost $16,506,208)	17,330,169

	Money Market Fund—0.3%
44,245	Invesco Premier Portfolio—Institutional Class(c) (Cost $44,245)	44,245

	Total Investments (Cost $16,550,453)—100.3%	17,374,414
	Other assets less liabilities—(0.3%)	(49,558)

	Net Assets—100.0%	$17,324,856

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Portfolio Composition

PowerShares Dynamic Semiconductors Portfolio (PSI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Semiconductors	71.6
Semiconductor Equipment	23.2
Communications Equipment	5.3
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Communications Equipment—5.3%
20,026	QUALCOMM, Inc.	$1,572,241

	Semiconductor Equipment—23.2%
79,931	Amkor Technology, Inc.(b)	541,932
65,961	Applied Materials, Inc.	1,457,079
19,943	KLA-Tencor Corp.	1,578,488
56,587	Kulicke & Soffa Industries, Inc. (Singapore)(b)	815,985
21,193	Lam Research Corp.	1,650,087
24,493	MKS Instruments, Inc.	891,545

		6,935,116

	Semiconductors—71.6%
24,269	Ambarella, Inc.(b)	1,074,874
38,699	Broadcom Corp., Class A	1,620,714
34,378	Cirrus Logic, Inc.(b)	663,495
32,663	Diodes, Inc.(b)	843,685
47,368	Fairchild Semiconductor International, Inc.(b)	727,099
39,492	Freescale Semiconductor Ltd.(b)	785,496
50,534	Integrated Device Technology, Inc.(b)	829,263
43,643	Intel Corp.	1,484,299
55,253	Intersil Corp., Class A	734,312
110,690	Lattice Semiconductor Corp.(b)	742,730
59,760	Marvell Technology Group Ltd.	803,174
66,343	Micrel, Inc.	805,404
17,025	Microchip Technology, Inc.	733,948
46,749	Micron Technology, Inc.(b)	1,546,924
17,398	Monolithic Power Systems, Inc.	768,818
42,740	NVIDIA Corp.	835,140
30,662	OmniVision Technologies, Inc.(b)	821,128
85,172	ON Semiconductor Corp.(b)	706,076
112,640	PMC-Sierra, Inc.(b)	877,466
14,670	Skyworks Solutions, Inc.	854,381
37,279	Spansion, Inc., Class A(b)	767,202
31,632	Texas Instruments, Inc.	1,570,845
40,226	TriQuint Semiconductor, Inc.(b)	870,088

		21,466,561

	Total Common Stocks (Cost $26,498,196)	29,973,918

Number of Shares		Value
	Money Market Fund—0.1%
41,874	Invesco Premier Portfolio—Institutional Class(c) (Cost $41,874)	$41,874

	Total Investments (Cost $26,540,070)—100.2%	30,015,792
	Other assets less liabilities—(0.2%)	(49,489)

	Net Assets—100.0%	$29,966,303

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Portfolio Composition

PowerShares Dynamic Software Portfolio (PSJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Application Software	40.0
Health Care Technology	13.9
Home Entertainment Software	12.4
Systems Software	12.1
Internet Software & Services	6.1
IT Consulting & Other Services	4.9
Data Processing & Outsourced Services	2.8
Semiconductor Equipment	2.7
Communications Equipment	2.7
Electronic Components	2.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—40.0%
34,380	Adobe Systems, Inc.(b)	$2,410,726
32,814	Aspen Technology, Inc.(b)	1,211,821
46,084	Autodesk, Inc.(b)	2,651,673
76,435	Cadence Design Systems, Inc.(b)	1,372,008
101,251	King Digital Entertainment PLC (Ireland)	1,154,261
46,686	Manhattan Associates, Inc.(b)	1,872,575
29,266	NetScout Systems, Inc.(b)	1,078,745
75,241	Paycom Software, Inc.(b)	1,335,528
34,850	PTC, Inc.(b)	1,329,528
31,510	SolarWinds, Inc.(b)	1,498,301
29,791	SS&C Technologies Holdings, Inc.(b)	1,439,501
32,965	Synopsys, Inc.(b)	1,350,906
26,896	Verint Systems, Inc.(b)	1,546,251

		20,251,824

	Communications Equipment—2.7%
71,566	Riverbed Technology, Inc.(b)	1,359,038

	Data Processing & Outsourced Services—2.8%
14,527	DST Systems, Inc.	1,399,677

	Electronic Components—2.4%
28,946	Dolby Laboratories, Inc., Class A	1,213,416

	Health Care Technology—13.9%
42,871	Cerner Corp.(b)	2,715,449
21,944	Computer Programs & Systems, Inc.	1,382,033
51,938	HealthStream, Inc.(b)	1,608,001
44,988	Veeva Systems, Inc., Class A(b)	1,339,743

		7,045,226

Number of Shares		Value
	Common Stocks (continued)
	Home Entertainment Software—12.4%
105,009	Activision Blizzard, Inc.	$2,094,930
65,325	Electronic Arts, Inc.(b)	2,676,365
57,350	Take-Two Interactive Software, Inc.(b)	1,516,907

		6,288,202

	Internet Software & Services—6.1%
43,256	Constant Contact, Inc.(b)	1,529,532
31,890	LogMeIn, Inc.(b)	1,532,315

		3,061,847

	IT Consulting & Other Services—4.9%
52,483	Amdocs Ltd.	2,495,042

	Semiconductor Equipment—2.7%
45,598	Tessera Technologies, Inc.	1,385,723

	Systems Software—12.1%
54,411	Microsoft Corp.	2,554,596
59,521	Oracle Corp.	2,324,295
58,294	Rovi Corp.(b)	1,217,179

		6,096,070

	Total Common Stocks (Cost $45,214,862)	50,596,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Dynamic Software Portfolio (PSJ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
42,922	Invesco Premier Portfolio—Institutional Class(c) (Cost $42,922)	$42,922

	Total Investments (Cost $45,257,784)—100.1%	50,638,987
	Other assets less liabilities—(0.1%)	(73,390)

	Net Assets—100.0%	$50,565,597

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Assets:
Unaffiliated investments, at value(a)	$431,289,063	$69,143,076	$107,575,021	$257,652,220	$142,150,503
Affiliated investments, at value	56,196,168	79,609	85,595	118,578	51,800

Total investments, at value	487,485,231	69,222,685	107,660,616	257,770,798	142,202,303
Cash	8,275	841	1,190	7,715	4,223
Receivables:
Shares sold	4,984,362	—	—	—	—
Securities lending	98,270	—	—	—	—
Dividends	3	22,146	103,226	150,881	23,370
Investments sold	—	—	—	—	—
Other assets	1,637	1,332	1,361	1,111	1,370

Total Assets	492,577,778	69,247,004	107,766,393	257,930,505	142,231,266

Liabilities:
Payables:
Collateral upon return of securities loaned	56,112,407	—	—	—	—
Investments purchased	4,984,684	—	—	—	—
Expenses recaptured	—	—	819	—	3,012
Accrued advisory fees	168,552	31,196	47,519	98,134	58,761
Accrued trustees’ and officer’s fees	21,162	13,403	15,601	17,949	13,633
Accrued expenses	138,212	61,501	65,555	121,319	77,670

Total Liabilities	61,425,017	106,100	129,494	237,402	153,076

Net Assets	$431,152,761	$69,140,904	$107,636,899	$257,693,103	$142,078,190

Net Assets Consist of:
Shares of beneficial interest	$487,877,744	$86,555,608	$165,715,168	$251,501,532	$146,453,066
Undistributed net investment income (loss)	(192,425)	39,762	65,651	301,881	(26,448)
Undistributed net realized gain (loss)	(137,466,958)	(16,518,944)	(48,104,693)	(19,842,026)	(15,354,497)
Net unrealized appreciation (depreciation)	80,934,400	(935,522)	(10,039,227)	25,731,716	11,006,069

Net Assets	$431,152,761	$69,140,904	$107,636,899	$257,693,103	$142,078,190

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,650,000	3,200,000	3,400,000	8,700,000	4,150,000
Net asset value	$49.84	$21.61	$31.66	$29.62	$34.24

Market price	$49.83	$21.60	$31.67	$29.62	$34.24

Unaffiliated investments, at cost	$350,354,663	$70,078,598	$117,614,248	$231,920,504	$131,144,434

Affiliated investments, at cost	$56,196,168	$79,609	$85,595	$118,578	$51,800

Total investments, at cost	$406,550,831	$70,158,207	$117,699,843	$232,039,082	$131,196,234

(a) Includes securities on loan with an aggregate value of	$54,579,514	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$168,672,707	$28,333,147	$95,967,550	$1,421,422,185	$17,330,169	$29,973,918	$50,596,065
103,825	60,237	48,882	104,697,209	44,245	41,874	42,922

168,776,532	28,393,384	96,016,432	1,526,119,394	17,374,414	30,015,792	50,638,987
9,497	218	1,672	33,841	534	—	1,040

—	—	6,662,045	10,310,437	—	—	—
—	—	—	73,827	—	—	—
29,149	2,970	74,237	656,148	6,513	10,756	2,895
—	—	52,793	—	—	—	—
1,280	1,247	1,105	3,047	1,225	1,269	1,263

168,816,458	28,397,819	102,808,284	1,537,196,694	17,382,686	30,027,817	50,644,185

—	—	—	58,383,075	—	—	—
—	—	6,657,169	10,309,017	—	—	—
—	—	—	—	—	—	—
67,171	5,799	38,972	549,667	1,959	6,630	16,035
15,602	12,760	21,191	26,401	12,009	12,545	13,133
100,003	44,835	65,217	370,268	43,862	42,339	49,420

182,776	63,394	6,782,549	69,638,428	57,830	61,514	78,588

$168,633,682	$28,334,425	$96,025,735	$1,467,558,266	$17,324,856	$29,966,303	$50,565,597

$214,494,718	$57,972,875	$300,867,588	$1,057,673,789	$35,823,493	$79,211,994	$69,267,872
4,130	(35,813)	2,636	135,604	2,870	(16,777)	22,863
(48,393,867)	(33,887,812)	(196,270,109)	95,439,758	(19,325,468)	(52,704,636)	(24,106,341)
2,528,701	4,285,175	(8,574,380)	314,309,115	823,961	3,475,722	5,381,203

$168,633,682	$28,334,425	$96,025,735	$1,467,558,266	$17,324,856	$29,966,303	$50,565,597

6,750,000	850,000	4,300,000	21,350,000	500,000	1,300,000	1,350,000
$24.98	$33.33	$22.33	$68.74	$34.65	$23.05	$37.46

$24.98	$33.34	$22.33	$68.76	$34.65	$23.06	$37.45

$166,144,006	$24,047,972	$104,541,930	$1,110,407,647	$16,506,208	$26,498,196	$45,214,862

$103,825	$60,237	$48,882	$101,402,632	$44,245	$41,874	$42,922

$166,247,831	$24,108,209	$104,590,812	$1,211,810,279	$16,550,453	$26,540,070	$45,257,784

$—	$—	$—	$56,926,753	$—	$—	$—

25

Statements of Operations

For the six months ended October 31, 2014

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Investment Income:
Unaffiliated dividend income	$2,365,227	$466,265	$1,191,144	$2,490,837	$902,711
Affiliated income money market	18	7	10	15	8
Securities lending income	841,569	—	—	—	—
Foreign withholding tax	—	—	—	—	(1,317)

Total Income	3,206,814	466,272	1,191,154	2,490,852	901,402

Expenses:
Advisory fees	955,863	284,980	344,899	827,486	399,478
Sub-licensing	57,352	17,099	20,694	49,649	23,969
Accounting & administration fees	40,120	18,467	18,467	39,795	19,266
Professional fees	15,016	14,323	13,951	15,327	14,087
Recapture (Note 3)	—	6,589	18,519	—	24,704
Trustees’ and officer’s fees	7,115	4,830	5,020	7,108	5,212
Custodian & transfer agent fees	4,015	2,218	2,594	4,429	2,955
Other expenses	17,237	10,568	10,429	12,656	13,671

Total Expenses	1,096,718	359,074	434,573	956,450	503,342

Less: Waivers	(206)	(74)	(80)	(159)	(87)

Net Expenses	1,096,512	359,000	434,493	956,291	503,255

Net Investment Income (Loss)	2,110,302	107,272	756,661	1,534,561	398,147

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	5,943,974	(2,724,738)	(4,156,436)	(13,080,984)	(6,945,445)
In-kind redemptions	18,866,899	5,032,914	6,108,145	33,088,149	4,440,935

Net realized gain (loss)	24,810,873	2,308,176	1,951,709	20,007,165	(2,504,510)

Net change in unrealized appreciation (depreciation) on investment securities	62,466,521	(8,106,833)	(25,682,467)	8,903,891	10,623,145

Net realized and unrealized gain (loss)	87,277,394	(5,798,657)	(23,730,758)	28,911,056	8,118,635

Net increase (decrease) in net assets resulting from operations	$89,387,696	$(5,691,385)	$(22,974,097)	$30,445,617	$8,516,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$810,207	$77,496	$693,331	$6,171,479	$112,474	$150,031	$217,417
8	5	7	41	4	4	4
—	—	—	223,070	—	—	—
(2,682)	—	(5,393)	—	—	—	—

807,533	77,501	687,945	6,394,590	112,478	150,035	217,421

421,587	71,730	295,363	2,989,754	53,653	61,439	129,684
25,295	4,304	17,722	179,385	3,219	3,686	7,781
24,270	18,467	18,467	115,686	18,467	18,467	18,467
15,009	13,514	13,814	19,857	12,983	12,859	13,209
—	—	—	—	—	—	—
5,232	3,980	4,880	14,066	3,883	3,909	4,178
3,728	1,663	2,793	7,401	2,100	1,828	2,038
14,897	7,950	11,724	33,237	7,540	6,933	8,439

510,018	121,608	364,763	3,359,386	101,845	109,121	183,796

(86)	(31,280)	(74)	(403)	(34,289)	(31,746)	(20,440)

509,932	90,328	364,689	3,358,983	67,556	77,375	163,356

297,601	(12,827)	323,256	3,035,607	44,922	72,660	54,065

(8,874,680)	(1,289,589)	(2,560,696)	36,411,408	(1,338,241)	(455,441)	(3,469,270)
9,452,946	2,711,097	8,754,422	66,297,290	1,203,486	1,987,972	2,107,843

578,266	1,421,508	6,193,726	102,708,698	(134,755)	1,532,531	(1,361,427)

8,312,538	518,729	(29,230,529)	118,939,821	857,633	1,085,801	6,267,527

8,890,804	1,940,237	(23,036,803)	221,648,519	722,878	2,618,332	4,906,100

$9,188,405	$1,927,410	$(22,713,547)	$224,684,126	$767,800	$2,690,992	$4,960,165

27

Statements of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$2,110,302	$244,059	$107,272	$11,556
Net realized gain (loss)	24,810,873	87,977,271	2,308,176	15,368,923
Net change in unrealized appreciation (depreciation)	62,466,521	(20,969,168)	(8,106,833)	(5,474,689)

Net increase (decrease) in net assets resulting from operations	89,387,696	67,252,162	(5,691,385)	9,905,790

Distributions to Shareholders from:
Net investment income	(2,402,943)	—	(25,368)	—

Shareholder Transactions:
Proceeds from shares sold	33,504,768	370,953,512	38,347,373	98,038,267
Value of shares repurchased	(50,656,470)	(232,339,347)	(87,177,724)	(88,376,874)

Net increase (decrease) in net assets resulting from shares transactions	(17,151,702)	138,614,165	(48,830,351)	9,661,393

Increase (Decrease) in Net Assets	69,833,051	205,866,327	(54,547,104)	19,567,183

Net Assets:
Beginning of period	361,319,710	155,453,383	123,688,008	104,120,825

End of period	$431,152,761	$361,319,710	$69,140,904	$123,688,008

Undistributed net investment income (loss) at end of period	$(192,425)	$100,216	$39,762	$(42,142)

Changes in Shares Outstanding:
Shares sold	700,000	9,650,000	1,750,000	4,600,000
Shares repurchased	(1,150,000)	(6,050,000)	(4,150,000)	(4,300,000)
Shares outstanding, beginning of period	9,100,000	5,500,000	5,600,000	5,300,000

Shares outstanding, end of period	8,650,000	9,100,000	3,200,000	5,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$756,661	$1,548,772	$1,534,561	$4,131,010	$398,147	$760,630	$297,601	$947,374
1,951,709	19,166,300	20,007,165	36,856,531	(2,504,510)	32,569,351	578,266	64,610,167
(25,682,467)	4,474,440	8,903,891	(2,492,106)	10,623,145	(13,361,430)	8,312,538	(27,651,727)

(22,974,097)	25,189,512	30,445,617	38,495,435	8,516,782	19,968,551	9,188,405	37,905,814

(1,256,357)	(1,698,221)	(3,594,277)	(1,980,743)	(519,579)	(649,713)	(397,467)	(902,729)

86,964,327	188,944,898	92,745,442	418,924,441	19,870,435	250,556,813	106,852,679	437,394,072
(85,369,872)	(186,590,268)	(296,275,029)	(257,294,105)	(63,719,254)	(177,711,187)	(118,439,643)	(453,755,849)

1,594,455	2,354,630	(203,529,587)	161,630,336	(43,848,819)	72,845,626	(11,586,964)	(16,361,777)

(22,635,999)	25,845,921	(176,678,247)	198,145,028	(35,851,616)	92,164,464	(2,796,026)	20,641,308

130,272,898	104,426,977	434,371,350	236,226,322	177,929,806	85,765,342	171,429,708	150,788,400

$107,636,899	$130,272,898	$257,693,103	$434,371,350	$142,078,190	$177,929,806	$168,633,682	$171,429,708

$65,651	$565,347	$301,881	$2,361,597	$(26,448)	$94,984	$4,130	$103,996

2,350,000	5,850,000	3,300,000	16,150,000	600,000	7,900,000	4,300,000	18,700,000
(2,400,000)	(5,850,000)	(10,700,000)	(10,050,000)	(1,950,000)	(5,550,000)	(4,750,000)	(19,000,000)
3,450,000	3,450,000	16,100,000	10,000,000	5,500,000	3,150,000	7,200,000	7,500,000

3,400,000	3,450,000	8,700,000	16,100,000	4,150,000	5,500,000	6,750,000	7,200,000

29

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares Dynamic Networking Portfolio (PXQ)		PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(12,827)	$(37,678)	$323,256	$376,843
Net realized gain (loss)	1,421,508	3,603,157	6,193,726	4,703,749
Net change in unrealized appreciation (depreciation)	518,729	3,901,364	(29,230,529)	22,095,104

Net increase (decrease) in net assets resulting from operations	1,927,410	7,466,843	(22,713,547)	27,175,696

Distributions to Shareholders from:
Net investment income	—	(230,610)	(526,990)	(414,523)

Shareholder Transactions:
Proceeds from shares sold	6,494,397	15,967,749	30,415,875	89,598,341
Value of shares repurchased	(9,730,171)	(23,560,809)	(46,999,053)	(97,482,772)

Net increase (decrease) in net assets resulting from shares transactions	(3,235,774)	(7,593,060)	(16,583,178)	(7,884,431)

Increase (Decrease) in Net Assets	(1,308,364)	(356,827)	(39,823,715)	18,876,742

Net Assets:
Beginning of period	29,642,789	29,999,616	135,849,450	116,972,708

End of period	$28,334,425	$29,642,789	$96,025,735	$135,849,450

Undistributed net investment income (loss) at end of period	$(35,813)	$(22,986)	$2,636	$206,370

Changes in Shares Outstanding:
Shares sold	200,000	550,000	1,150,000	3,650,000
Shares repurchased	(300,000)	(800,000)	(1,700,000)	(4,000,000)
Shares outstanding, beginning of period	950,000	1,200,000	4,850,000	5,200,000

Shares outstanding, end of period	850,000	950,000	4,300,000	4,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)		PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$3,035,607	$4,199,747	$44,922	$307,680	$72,660	$90,462	$54,065	$(6,877)
102,708,698	145,620,775	(134,755)	6,391,166	1,532,531	4,076,053	(1,361,427)	15,011,409
118,939,821	109,005,911	857,633	(3,531,138)	1,085,801	1,207,489	6,267,527	(8,514,120)

224,684,126	258,826,433	767,800	3,167,708	2,690,992	5,374,004	4,960,165	6,490,412

(4,379,288)	(3,255,531)	(136,818)	(250,815)	(116,676)	(107,690)	—	—

334,770,792	645,323,430	6,793,996	52,577,848	15,764,235	20,754,635	11,048,837	50,413,954
(191,524,188)	(265,192,841)	(14,963,682)	(55,381,501)	(8,993,240)	(22,144,327)	(19,778,695)	(50,826,283)

143,246,604	380,130,589	(8,169,686)	(2,803,653)	6,770,995	(1,389,692)	(8,729,858)	(412,329)

363,551,442	635,701,491	(7,538,704)	113,240	9,345,311	3,876,622	(3,769,693)	6,078,083

1,104,006,824	468,305,333	24,863,560	24,750,320	20,620,992	16,744,370	54,335,290	48,257,207

$1,467,558,266	$1,104,006,824	$17,324,856	$24,863,560	$29,966,303	$20,620,992	$50,565,597	$54,335,290

$135,604	$1,479,285	$2,870	$94,766	$(16,777)	$27,239	$22,863	$(31,202)

5,300,000	12,600,000	200,000	1,600,000	700,000	1,150,000	300,000	1,500,000
(3,100,000)	(4,950,000)	(450,000)	(1,700,000)	(400,000)	(1,250,000)	(550,000)	(1,500,000)
19,150,000	11,500,000	750,000	850,000	1,000,000	1,100,000	1,600,000	1,600,000

21,350,000	19,150,000	500,000	750,000	1,300,000	1,000,000	1,350,000	1,600,000

31

Financial Highlights

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$39.71		$28.26	$22.26	$23.14	$19.67	$12.90
Net investment income (loss)(a)	0.24		0.03	(0.05)	(0.04)	(0.05)	0.06	(b)
Net realized and unrealized gain (loss) on investments	10.17		11.42	6.05	(0.84)	3.52	6.79
Total from investment operations	10.41		11.45	6.00	(0.88)	3.47	6.85
Distributions to shareholders from:
Net investment income	(0.28)		—	—	—	—	(0.06)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.28)		—	—	—	—	(0.08)
Net asset value at end of period	$49.84		$39.71	$28.26	$22.26	$23.14	$19.67
Market price at end of period(c)	$49.83		$39.68	$28.27	$22.21	$23.18	$19.68
Net Asset Value Total Return:(d)	26.29%		40.52%	26.96%	(3.80)%	17.64%	53.19%
Market Price Total Return(d)	26.36%		40.36%	27.29%	(4.18)%	17.78%	53.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$431,153		$361,320	$155,453	$136,903	$217,553	$214,391
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(e)	0.59%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(e)	0.59%	0.63%	0.64%	0.65%	0.61%
Net investment income (loss), after Waivers	1.10	%(e)	0.09%	(0.20)%	(0.21)%	(0.23)%	0.36	%(b)
Portfolio turnover rate(f)	45%		64%	53%	53%	81%	80%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011		2010
Per Share Operating Performance:
Net asset value at beginning of period	$22.09		$19.65	$14.23	$14.11	$13.92		$10.92
Net investment income(a)	0.02		0.00 (b)	0.07	0.02	0.68	(c)	0.01
Net realized and unrealized gain (loss) on investments	(0.50)		2.44	5.44	0.12	0.29	(d)	3.01
Total from investment operations	(0.48)		2.44	5.51	0.14	0.97		3.02
Distributions to shareholders from:
Net investment income	(0.00	)(b)	—	(0.09)	(0.02)	(0.66)		(0.02)
Return of capital	—		—	—	—	(0.12)		—
Total distributions	(0.00	)(b)	—	(0.09)	(0.02)	(0.78)		(0.02)
Net asset value at end of period	$21.61		$22.09	$19.65	$14.23	$14.11		$13.92
Market price at end of period(e)	$21.60		$22.10	$19.63	$14.20	$14.09		$13.92
Net Asset Value Total Return:(f)	(2.15)%		12.42%	38.85%	0.99%	7.49%		27.65%
Market Price Total Return(f)	(2.24)%		12.58%	39.01%	0.92%	7.34%		27.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$69,141		$123,688	$104,121	$30,600	$40,204		$50,114
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(g)	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.63	%(g)	0.63%	0.69%	1.01%	0.91%		0.76%
Net investment income, after Waivers	0.19	%(g)	0.01%	0.44%	0.12%	5.25	%(c)	0.07%
Portfolio turnover rate(h)	42%		117%	95%	72%	75%		59%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.
(d)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(e)	The mean between the last bid and ask prices.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$37.76		$30.27	$24.58	$27.67	$18.46	$13.17
Net investment income(a)	0.20		0.48	0.53	0.19	0.12	0.10
Net realized and unrealized gain (loss) on investments	(5.98)		7.55	5.81	(2.94)	9.21	5.27
Total from investment operations	(5.78)		8.03	6.34	(2.75)	9.33	5.37
Distributions to shareholders from:
Net investment income	(0.32)		(0.54)	(0.65)	(0.34)	(0.12)	(0.07)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.32)		(0.54)	(0.65)	(0.34)	(0.12)	(0.08)
Net asset value at end of period	$31.66		$37.76	$30.27	$24.58	$27.67	$18.46
Market price at end of period(b)	$31.67		$37.76	$30.23	$24.57	$27.65	$18.46
Net Asset Value Total Return:(c)	(15.44)%		26.93%	26.14%	(9.86)%	50.80%	40.87%
Market Price Total Return(c)	(15.41)%		27.10%	26.03%	(9.83)%	50.69%	41.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$107,637		$130,273	$104,427	$67,592	$118,975	$59,983
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.64%	0.65%	0.65%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.64%	0.69%	0.73%	0.76%	0.76%
Net investment income, after Waivers	1.10	%(d)	1.46%	1.97%	0.81%	0.57%	0.62%
Portfolio turnover rate(e)	73%		96%	80%	94%	57%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$26.98		$23.62	$19.77	$19.76	$16.00	$12.73
Net investment income(a)	0.13		0.38	0.26	0.22	0.24	0.20
Net realized and unrealized gain (loss) on investments	2.79		3.19	3.92	(0.03)	3.73	3.33
Total from investment operations	2.92		3.57	4.18	0.19	3.97	3.53
Distributions to shareholders from:
Net investment income	(0.28)		(0.21)	(0.33)	(0.18)	(0.21)	(0.26)
Net asset value at end of period	$29.62		$26.98	$23.62	$19.77	$19.76	$16.00
Market price at end of period(b)	$29.62		$26.99	$23.61	$19.77	$19.81	$16.01
Net Asset Value Total Return:(c)	10.89%		15.16%	21.45%	1.02%	24.99%	28.08%
Market Price Total Return(c)	10.85%		15.25%	21.40%	0.77%	25.23%	28.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$257,693		$434,371	$236,226	$169,039	$91,881	$72,795
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.61%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.58	%(d)	0.61%	0.63%	0.64%	0.71%	0.74%
Net investment income, after Waivers	0.93	%(d)	1.47%	1.28%	1.13%	1.39%	1.41%
Portfolio turnover rate(e)	63%		145%	92%	134%	73%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$32.35		$27.23	$22.18	$19.34	$16.52	$10.65
Net investment income(a)	0.08		0.15	0.12	0.15	0.16	0.05
Net realized and unrealized gain on investments	1.92		5.10	5.09	2.82	2.81	5.88
Total from investment operations	2.00		5.25	5.21	2.97	2.97	5.93
Distributions to shareholders from:
Net investment income	(0.11)		(0.13)	(0.16)	(0.13)	(0.15)	(0.06)
Net asset value at end of period	$34.24		$32.35	$27.23	$22.18	$19.34	$16.52
Market price at end of period(b)	$34.24		$32.34	$27.21	$22.20	$19.34	$16.54
Net Asset Value Total Return:(c)	6.19%		19.29%	23.67%	15.49%	18.03%	55.81%
Market Price Total Return(c)	6.22%		19.34%	23.47%	15.59%	17.89%	56.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$142,078		$177,930	$85,765	$57,679	$60,933	$62,794
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.69%	0.80%	0.78%	1.06%
Net investment income, after Waivers	0.50	%(d)	0.48%	0.52%	0.80%	0.92%	0.41%
Portfolio turnover rate(e)	86%		171%	93%	90%	58%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares Dynamic Media Portfolio (PBS)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$23.81		$20.11	$14.84	$15.61	$13.68	$8.25
Net investment income(a)	0.04		0.09	0.12	0.08	0.07	0.06
Net realized and unrealized gain (loss) on investments	1.19		3.70	5.28	(0.76)	1.93	5.42
Total from investment operations	1.23		3.79	5.40	(0.68)	2.00	5.48
Distributions to shareholders from:
Net investment income	(0.06)		(0.09)	(0.13)	(0.09)	(0.07)	(0.05)
Return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions	(0.06)		(0.09)	(0.13)	(0.09)	(0.07)	(0.05)
Net asset value at end of period	$24.98		$23.81	$20.11	$14.84	$15.61	$13.68
Market price at end of period(c)	$24.98		$23.79	$20.10	$14.84	$15.61	$13.70
Net Asset Value Total Return:(d)	5.17%		18.87%	36.62%	(4.33)%	14.68%	66.55%
Market Price Total Return(d)	5.25%		18.83%	36.55%	(4.33)%	14.51%	66.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$168,634		$171,430	$150,788	$137,975	$156,881	$125,875
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.62%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.60	%(e)	0.62%	0.63%	0.65%	0.69%	0.77%
Net investment income, after Waivers	0.35	%(e)	0.38%	0.71%	0.60%	0.57%	0.51%
Portfolio turnover rate(f)	66%		120%	70%	89%	53%	50%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Networking Portfolio (PXQ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$31.20		$25.00	$27.71		$29.20	$21.08	$13.56
Net investment income (loss)(a)	(0.01)		(0.04)	0.20	(b)	(0.06)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	2.14		6.44	(2.85)		(1.43)	8.33	7.61
Total from investment operations	2.13		6.40	(2.65)		(1.49)	8.23	7.52
Distributions to shareholders from:
Net investment income	—		(0.20)	(0.06)		—	—	—
Return of capital	—		—	—		—	(0.11)	—
Total distributions	—		(0.20)	(0.06)		—	(0.11)	—
Net asset value at end of period	$33.33		$31.20	$25.00		$27.71	$29.20	$21.08
Market price at end of period(c)	$33.34		$31.19	$24.97		$27.68	$29.20	$21.11
Net Asset Value Total Return:(d)	6.83%		25.69%	(9.57)%		(5.10)%	39.08%	55.46%
Market Price Total Return(d)	6.89%		25.80%	(9.58)%		(5.20)%	38.89%	55.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,334		$29,643	$30,000		$81,739	$172,291	$47,437
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.64%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.85	%(e)	0.82%	0.75%		0.67%	0.70%	0.95%
Net investment income (loss), after Waivers	(0.07	)%(e)	(0.12)%	0.81	%(b)	(0.22)%	(0.38)%	(0.50)%
Portfolio turnover rate(f)	28%		69%	68%		84%	61%	29%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Tellabs, Inc. on December 24, 2012. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.01) and (0.05)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013	2012		2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$28.01		$22.49		$20.48	$26.38		$18.03	$13.09
Net investment income (loss)(a)	0.08		0.08		0.04	(0.01)		0.07	0.04
Net realized and unrealized gain (loss) on investments	(5.64)		5.53	(b)	2.00	(5.89)		8.36	4.98
Total from investment operations	(5.56)		5.61		2.04	(5.90)		8.43	5.02
Distributions to shareholders from:
Net investment income	(0.12)		(0.09)		(0.03)	(0.00	)(c)	(0.08)	(0.06)
Return of capital	—		—		—	—		—	(0.02)
Total distributions	(0.12)		(0.09)		(0.03)	(0.00	)(c)	(0.08)	(0.08)
Net asset value at end of period	$22.33		$28.01		$22.49	$20.48		$26.38	$18.03
Market price at end of period(d)	$22.33		$28.00		$22.49	$20.48		$26.38	$18.02
Net Asset Value Total Return:(e)	(19.94)%		24.98	%(b)	9.95%	(22.36)%		46.84%	38.41%
Market Price Total Return(e)	(19.92)%		24.94%		9.95%	(22.36)%		46.93%	38.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$96,026		$135,849		$116,973	$147,485		$309,972	$170,358
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(f)	0.61%		0.62%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.62	%(f)	0.61%		0.62%	0.63%		0.64%	0.63%
Net investment income (loss), after Waivers	0.55	%(f)	0.31%		0.18%	(0.03)%		0.36%	0.24%
Portfolio turnover rate(g)	36%		259	%(b)	68%	70%		39%	56%

(a)	Based on average shares outstanding.
(b)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 23.06%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$57.65		$40.72	$32.00		$26.15	$19.55	$13.91
Net investment income(a)	0.16		0.26	0.54	(b)	0.22	0.17	0.14
Net realized and unrealized gain on investments	11.16		16.90	8.72		5.83	6.56	5.76
Total from investment operations	11.32		17.16	9.26		6.05	6.73	5.90
Distributions to shareholders from:
Net investment income	(0.23)		(0.23)	(0.54)		(0.20)	(0.13)	(0.26)
Net asset value at end of period	$68.74		$57.65	$40.72		$32.00	$26.15	$19.55
Market price at end of period(c)	$68.76		$57.60	$40.72		$31.99	$26.17	$19.54
Net Asset Value Total Return:(d)	19.67%		42.27%	29.25%		23.29%	34.55%	42.69%
Market Price Total Return(d)	19.81%		42.15%	29.29%		23.16%	34.73%	42.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,467,558		$1,104,007	$468,305		$270,385	$87,606	$57,662
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(e)	0.58%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.56	%(e)	0.58%	0.63%		0.64%	0.76%	0.74%
Net investment income, after Waivers	0.51	%(e)	0.52%	1.52	%(b)	0.77%	0.78%	0.83%
Portfolio turnover rate(f)	20%		39%	24%		23%	9%	35%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC. on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 0.91%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares Dynamic Retail Portfolio (PMR)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$33.15		$29.12	$25.98	$21.88	$18.67	$14.64
Net investment income(a)	0.07		0.32	0.66	0.16	0.18	0.06
Net realized and unrealized gain on investments	1.65		3.99	3.11	4.17	3.21	4.08
Total from investment operations	1.72		4.31	3.77	4.33	3.39	4.14
Distributions to shareholders from:
Net investment income	(0.22)		(0.28)	(0.63)	(0.23)	(0.18)	(0.11)
Net asset value at end of period	$34.65		$33.15	$29.12	$25.98	$21.88	$18.67
Market price at end of period(b)	$34.65		$33.14	$29.11	$25.98	$21.90	$18.68
Net Asset Value Total Return:(c)	5.22%		14.81%	14.87%	20.06%	18.35%	28.49%
Market Price Total Return(c)	5.25%		14.81%	14.83%	19.95%	18.39%	28.56%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,325		$24,864	$24,750	$76,643	$13,130	$24,273
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.95	%(d)	0.79%	0.74%	0.87%	1.63%	0.89%
Net investment income, after Waivers	0.42	%(d)	0.96%	2.59%	0.75%	1.01%	0.44%
Portfolio turnover rate(e)	63%		184%	83%	111%	102%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$20.62		$15.22	$15.75	$18.19	$14.29	$10.39
Net investment income(a)	0.07		0.10	0.11	0.06	0.01	0.05
Net realized and unrealized gain (loss) on investments	2.47		5.41	(0.52)	(2.47)	3.92	3.91
Total from investment operations	2.54		5.51	(0.41)	(2.41)	3.93	3.96
Distribution to shareholder from:
Net investment income	(0.11)		(0.11)	(0.12)	(0.03)	(0.01)	(0.06)
Return of capital	—		—	—	—	(0.02)	(0.00	)(b)
Total distributions	(0.11)		(0.11)	(0.12)	(0.03)	(0.03)	(0.06)
Net asset value at end of period	$23.05		$20.62	$15.22	$15.75	$18.19	$14.29
Market price at end of period(c)	$23.06		$20.62	$15.19	$15.71	$18.20	$14.29
Net Asset Value Total Return:(d)	12.32%		36.38%	(2.56)%	(13.20)%	27.57%	38.16%
Market Price Total Return(d)	12.37%		36.66%	(2.50)%	(13.47)%	27.64%	38.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,966		$20,621	$16,744	$21,261	$42,749	$28,573
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.89	%(e)	1.05%	1.05%	1.02%	0.97%	0.90%
Net investment income, after Waivers	0.59	%(e)	0.55%	0.77%	0.42%	0.04%	0.39%
Portfolio turnover rate(f)	47%		126%	91%	57%	64%	68%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Dynamic Software Portfolio (PSJ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$33.96		$30.16		$26.87	$27.47	$22.54	$15.37
Net investment income (loss)(a)	0.04		(0.00	)(b)	(0.01)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	3.46		3.80		3.30	(0.53)	5.00	7.24
Total from investment operations	3.50		3.80		3.29	(0.60)	4.93	7.17
Net asset value at end of period	$37.46		$33.96		$30.16	$26.87	$27.47	$22.54
Market price at end of period(c)	$37.45		$33.93		$30.12	$26.87	$27.48	$22.55
Net Asset Value Total Return:(d)	10.30%		12.60%		12.24%	(2.19)%	21.87%	46.65%
Market Price Total Return(d)	10.37%		12.65%		12.09%	(2.22)%	21.86%	46.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,566		$54,335		$48,257	$49,710	$83,774	$67,626
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.71	%(e)	0.69%		0.74%	0.78%	0.77%	0.75%
Net investment income (loss), after Waivers	0.21	%(e)	(0.01)%		(0.03)%	(0.29)%	(0.29)%	(0.38)%
Portfolio turnover rate(f)	60%		150%		95%	100%	46%	33%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2014, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	“Dynamic Biotechnology & Genome Portfolio”
PowerShares Dynamic Building & Construction Portfolio (PKB)	“Dynamic Building & Construction Portfolio”
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	“Dynamic Energy Exploration & Production Portfolio”
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	“Dynamic Food & Beverage Portfolio”
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	“Dynamic Leisure and Entertainment Portfolio”
PowerShares Dynamic Media Portfolio (PBS)	“Dynamic Media Portfolio”
PowerShares Dynamic Networking Portfolio (PXQ)	“Dynamic Networking Portfolio”
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	“Dynamic Oil & Gas Services Portfolio”
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	“Dynamic Pharmaceuticals Portfolio”
PowerShares Dynamic Retail Portfolio (PMR)	“Dynamic Retail Portfolio”
PowerShares Dynamic Semiconductors Portfolio (PSI)	“Dynamic Semiconductors Portfolio”
PowerShares Dynamic Software Portfolio (PSJ)	“Dynamic Software Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome Portfolio	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors Portfolio	Dynamic Semiconductor IntellidexSM Index
Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

40

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

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E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-months period ended October 31, 2014, Dynamic Biotechnology & Genome Portfolio and Dynamic Pharmaceuticals Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2015. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2015. The Expense Agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome Portfolio, Dynamic Building & Construction Portfolio, Dynamic Energy Exploration & Production Portfolio, Dynamic Food & Beverage Portfolio, Dynamic Leisure and Entertainment Portfolio, Dynamic Media Portfolio, Dynamic Oil & Gas Services Portfolio and Dynamic Pharmaceuticals Portfolio.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

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For the six-month period ended October 31, 2014, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome Portfolio	$206
Dynamic Building & Construction Portfolio	74
Dynamic Energy Exploration & Production Portfolio	80
Dynamic Food & Beverage Portfolio	159
Dynamic Leisure and Entertainment Portfolio	87
Dynamic Media Portfolio	86
Dynamic Networking Portfolio	31,280
Dynamic Oil & Gas Services Portfolio	74
Dynamic Pharmaceuticals Portfolio	403
Dynamic Retail Portfolio	34,289
Dynamic Semiconductors Portfolio	31,746
Dynamic Software Portfolio	20,440

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2014 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/15	04/30/16	04/30/17	10/31/17
Dynamic Building & Construction Portfolio	$86,158	$51,151	$35,007	$—	$—
Dynamic Energy Exploration & Production Portfolio	59,108	27,399	31,709	—	—
Dynamic Leisure and Entertainment Portfolio	85,846	46,071	39,775	—	—
Dynamic Networking Portfolio	178,969	36,565	52,287	58,890	31,227
Dynamic Retail Portfolio	178,417	35,618	55,726	52,831	34,242
Dynamic Semiconductors Portfolio	220,272	46,104	73,270	69,191	31,707
Dynamic Software Portfolio	149,021	42,136	51,699	34,792	20,394

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with NYSE Arca, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-months period ended October 31, 2014:

Dynamic Pharmaceuticals Portfolio

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2014	Dividend Income
BioDelivery Seciences International, Inc.	$—	$43,058,289	$(154,923)	$3,294,577	$11,620	$46,209,563	$—

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Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of April 30, 2014, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short- term	Long- term	Total*	Utilized	Expired
Dynamic Biotechnology & Genome Portfolio	$19,612,223	$15,818,255	$34,286,844	$50,397,332	$12,898,182	$27,323,719	$691,335	$161,027,890	$1,291,039	$321,497
Dynamic Building & Construction Portfolio	2,263,182	742,893	2,843,349	3,001,058	6,653,613	2,616,267	—	18,120,362	361,969	—
Dynamic Energy Exploration & Production Portfolio	285,311	3,232,521	7,646,917	21,471,013	1,361,799	10,427,823	1,867,688	46,293,072	—	—
Dynamic Food & Beverage Portfolio	239,185	1,260,041	7,585,250	10,245,302	—	18,413,092	—	37,742,870	6,225,131	—
Dynamic Leisure and Entertainment Portfolio	1,611,839	2,111,801	2,895,936	2,889,449	2,356,106	837,920	—	12,703,051	6,745,537	751,908
Dynamic Media Portfolio	3,187,134	2,505,039	4,930,761	5,161,647	6,294,489	22,487,376	553,794	45,120,240	—	545,973
Dynamic Networking Portfolio	1,939,441	1,064,275	1,975,581	512,618	730,670	19,051,146	9,058,124	34,331,855	—	383,187

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						Post-effective no expiration
	2015	2016	2017	2018	2019	Short- term	Long- term	Total*	Utilized	Expired
Dynamic Oil & Gas Services Portfolio	$15,026,862	$7,909,602	$24,680,663	$85,028,926	$35,877,910	$14,879,231	$11,525,924	$194,929,118	$—	$—
Dynamic Pharmaceuticals Portfolio	—	—	—	1,468,910	1,618,918	—	—	3,087,828	22,307,942	—
Dynamic Retail Portfolio	937,070	1,908,967	2,427,604	1,816,180	2,176,015	8,353,449	83,412	17,702,697	—	—
Dynamic Semiconductors Portfolio	9,158,832	10,196,415	14,001,359	10,902,954	2,120,823	6,716,042	1,081,388	54,177,813	—	271,588
Dynamic Software Portfolio	3,017,278	1,542,190	7,095,351	2,938,722	3,242,208	4,884,417	—	22,720,166	826,186	108,427

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome Portfolio	$171,299,706	$171,568,322
Dynamic Building & Construction Portfolio	46,585,484	46,679,956
Dynamic Energy Exploration & Production Portfolio	98,998,459	99,337,982
Dynamic Food & Beverage Portfolio	204,438,224	205,312,040
Dynamic Leisure and Entertainment Portfolio	137,216,249	137,478,467
Dynamic Media Portfolio	110,444,669	110,294,362
Dynamic Networking Portfolio	8,971,527	7,946,324
Dynamic Oil & Gas Services Portfolio	44,056,372	42,714,275
Dynamic Pharmaceuticals Portfolio	243,938,604	247,944,344
Dynamic Retail Portfolio	14,345,588	13,764,254
Dynamic Semiconductors Portfolio	12,076,251	11,568,082
Dynamic Software Portfolio	31,584,913	30,940,977

For the six-month period ended October 31, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome Portfolio	$33,505,862	$50,507,699
Dynamic Building & Construction Portfolio	38,348,139	86,998,944
Dynamic Energy Exploration & Production Portfolio	86,961,468	85,061,155
Dynamic Food & Beverage Portfolio	92,318,703	297,019,110
Dynamic Leisure and Entertainment Portfolio	19,802,039	63,460,125
Dynamic Media Portfolio	106,281,796	118,144,487
Dynamic Networking Portfolio	6,493,727	10,769,561
Dynamic Oil & Gas Services Portfolio	29,731,662	47,740,245
Dynamic Pharmaceuticals Portfolio	334,426,012	188,256,255
Dynamic Retail Portfolio	6,786,267	15,623,954
Dynamic Semiconductors Portfolio	15,764,096	9,544,168
Dynamic Software Portfolio	11,048,561	20,341,320

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

45

At October 31, 2014, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Biotechnology & Genome Portfolio	$407,800,772	$79,684,459	$89,624,195	$(9,939,736)
Dynamic Building & Construction Portfolio	70,864,965	(1,642,280)	4,317,167	(5,959,447)
Dynamic Energy Exploration & Production Portfolio	119,699,037	(12,038,421)	3,049,867	(15,088,288)
Dynamic Food & Beverage Portfolio	232,482,879	25,287,919	28,063,609	(2,775,690)
Dynamic Leisure and Entertainment Portfolio	131,343,170	10,859,133	13,968,568	(3,109,435)
Dynamic Media Portfolio	166,693,284	2,083,248	7,863,835	(5,780,587)
Dynamic Networking Portfolio	24,234,539	4,158,845	4,570,143	(411,298)
Dynamic Oil & Gas Services Portfolio	107,716,910	(11,700,478)	4,194,854	(15,895,332)
Dynamic Pharmaceuticals Portfolio	1,215,991,391	310,128,003	320,872,327	(10,744,324)
Dynamic Retail Portfolio	16,626,111	748,303	1,516,450	(768,147)
Dynamic Semiconductors Portfolio	26,544,927	3,470,865	3,913,398	(442,533)
Dynamic Software Portfolio	45,282,532	5,356,455	6,268,837	(912,382)

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and Officer of the Funds. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

46

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)
Actual	$1,000.00	$1,262.95	0.57%	$3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
PowerShares Dynamic Building & Construction Portfolio (PKB)
Actual	1,000.00	978.46	0.63	3.14
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)
Actual	1,000.00	845.61	0.63	2.93
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Food & Beverage Portfolio (PBJ)
Actual	1,000.00	1,108.85	0.58	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Actual	1,000.00	1,061.61	0.63	3.27
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Media Portfolio (PBS)
Actual	1,000.00	1,051.66	0.60	3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares Dynamic Networking Portfolio (PXQ)
Actual	1,000.00	1,068.26	0.63	3.28
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
Actual	1,000.00	800.55	0.62	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

47

Fees and Expenses (continued)

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)
Actual	$1,000.00	$1,196.70	0.56%	$3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
PowerShares Dynamic Retail Portfolio (PMR)
Actual	1,000.00	1,052.22	0.63	3.26
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Semiconductors Portfolio (PSI)
Actual	1,000.00	1,123.20	0.63	3.37
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Software Portfolio (PSJ)
Actual	1,000.00	1,102.75	0.63	3.34
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value of the period, then multiplying the results by 184/365.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-7
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2014

2014 Semi-Annual Report to Shareholders

PYZ	PowerShares DWA Basic Materials Momentum Portfolio

PEZ	PowerShares DWA Consumer Cyclicals Momentum Portfolio

PSL	PowerShares DWA Consumer Staples Momentum Portfolio

PXI	PowerShares DWA Energy Momentum Portfolio

PFI	PowerShares DWA Financial Momentum Portfolio

PTH	PowerShares DWA Healthcare Momentum Portfolio

PRN	PowerShares DWA Industrials Momentum Portfolio

PTF	PowerShares DWA Technology Momentum Portfolio

PUI	PowerShares DWA Utilities Momentum Portfolio

PNQI	PowerShares NASDAQ Internet Portfolio

2

Portfolio Composition

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Specialty Chemicals	37.0
Diversified Chemicals	14.5
Steel	11.3
Commodity Chemicals	8.6
Industrial Gases	7.2
Fertilizers & Agricultural Chemicals	5.2
Paper Products	5.1
Aluminum	4.5
Diversified Metals & Mining	4.4
Life Sciences Tools & Services	2.2
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aluminum—4.5%
96,291	Century Aluminum Co.(b)	$2,819,401
27,346	Kaiser Aluminum Corp.	1,901,914

		4,721,315

	Commodity Chemicals—8.6%
45,673	Cabot Corp.	2,120,597
34,840	LyondellBasell Industries NV, Class A	3,192,389
54,174	Westlake Chemical Corp.	3,821,976

		9,134,962

	Diversified Chemicals—14.5%
72,528	Dow Chemical Co. (The)	3,582,883
37,455	E.I. du Pont de Nemours & Co.	2,590,013
45,805	Eastman Chemical Co.	3,700,128
149,002	Huntsman Corp.	3,635,649
75,351	Olin Corp.	1,826,508

		15,335,181

	Diversified Metals & Mining—4.4%
102,456	Horsehead Holding Corp.(b)	1,609,584
67,804	US Silica Holdings, Inc.	3,044,399

		4,653,983

	Fertilizers & Agricultural Chemicals—5.2%
11,360	CF Industries Holdings, Inc.	2,953,600
22,335	Monsanto Co.	2,569,419

		5,523,019

Number of Shares		Value
	Common Stocks (continued)
	Industrial Gases—7.2%
25,012	Air Products & Chemicals, Inc.	$3,368,116
37,979	Airgas, Inc.	4,236,178

		7,604,294

	Life Sciences Tools & Services—2.2%
110,653	Cambrex Corp.(b)	2,332,565

	Paper Products—5.1%
28,422	Clearwater Paper Corp.(b)	1,828,956
115,596	KapStone Paper and Packaging Corp.(b)	3,555,733

		5,384,689

	Specialty Chemicals—37.0%
47,019	A. Schulman, Inc.	1,664,943
41,855	Ashland, Inc.	4,523,270
77,170	Cytec Industries, Inc.	3,598,437
24,748	Ecolab, Inc.	2,752,720
34,706	Innophos Holdings, Inc.	1,978,242
21,678	International Flavors & Fragrances, Inc.	2,149,374
28,244	Minerals Technologies, Inc.	2,166,597
8,250	NewMarket Corp.	3,201,082
17,987	PPG Industries, Inc.	3,663,772
49,349	RPM International, Inc.	2,235,510
41,473	Sensient Technologies Corp.	2,454,372
49,326	Valspar Corp. (The)	4,052,624
49,701	W.R. Grace & Co.(b)	4,701,715

		39,142,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA Basic Materials Momentum Portfolio (PYZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Steel—11.3%
279,017	AK Steel Holding Corp.(b)(c)	$2,112,159
62,504	Allegheny Technologies, Inc.	2,053,256
114,384	Steel Dynamics, Inc.	2,631,976
73,398	United States Steel Corp.	2,938,856
59,165	Worthington Industries, Inc.	2,286,727

		12,022,974

	Total Common Stocks (Cost $100,118,925)	105,855,640

	Money Market Fund—0.1%
66,372	Invesco Premier Portfolio—Institutional Class(d) (Cost $66,372)	66,372

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $100,185,297)—100.1%	105,922,012

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
1,526,625	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $1,526,625)	1,526,625

	Total Investments (Cost $101,711,922)—101.5%	107,448,637
	Other assets less liabilities—(1.5%)	(1,608,620)

	Net Assets—100.0%	$105,840,017

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,540,874	$(1,526,625)	$14,249

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Automotive Retail	14.2
Airlines	11.8
Internet Retail	11.5
Apparel, Accessories & Luxury Goods	11.1
Movies & Entertainment	6.8
Restaurants	6.4
Apparel Retail	4.3
Hotels, Resorts & Cruise Lines	3.7
Specialty Stores	3.6
Automobile Manufacturers	3.5
Leisure Products	3.3
Homefurnishing Retail	3.2
Trucking	3.0
Department Stores	2.7
Home Entertainment Software	2.7
Cable & Satellite	2.6
Footwear	2.0
Internet Software & Services	1.9
General Merchandise Stores	1.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Airlines—11.8%
38,297	Alaska Air Group, Inc.	$2,038,549
40,035	Delta Air Lines, Inc.	1,610,608
41,847	Southwest Airlines Co.	1,442,885
14,785	Spirit Airlines, Inc.(b)	1,080,931

		6,172,973

	Apparel Retail—4.3%
29,077	Brown Shoe Co., Inc.	773,158
26,337	Foot Locker, Inc.	1,475,135

		2,248,293

	Apparel, Accessories & Luxury Goods—11.1%
12,097	G-III Apparel Group Ltd.(b)	959,897
12,712	Hanesbrands, Inc.	1,342,514
25,094	Under Armour, Inc., Class A(b)	1,645,665

Number of Shares		Value
	Common Stocks (continued)
27,785	VF Corp.	$1,880,489

		5,828,565

	Automobile Manufacturers—3.5%
7,543	Tesla Motors, Inc.(b)	1,823,143

	Automotive Retail—14.2%
15,716	Asbury Automotive Group, Inc.(b)	1,100,749
2,752	AutoZone, Inc.(b)	1,523,287
16,346	Lithia Motors, Inc., Class A	1,268,776
14,337	O’Reilly Automotive, Inc.(b)	2,521,592
22,795	Penske Automotive Group, Inc.	1,031,246

		7,445,650

	Cable & Satellite—2.6%
8,619	Charter Communications, Inc., Class A(b)	1,365,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Department Stores—2.7%
24,008	Macy’s, Inc.	$1,388,143

	Footwear—2.0%
19,472	Skechers U.S.A., Inc., Class A(b)	1,066,092

	General Merchandise Stores—1.7%
44,810	Tuesday Morning Corp.(b)	913,676

	Home Entertainment Software—2.7%
33,835	Electronic Arts, Inc.(b)	1,386,220

	Homefurnishing Retail—3.2%
25,427	Williams-Sonoma, Inc.	1,653,518

	Hotels, Resorts & Cruise Lines—3.7%
24,799	Wyndham Worldwide Corp.	1,926,138

	Internet Retail—11.5%
15,168	Expedia, Inc.	1,288,825
24,772	Liberty Ventures, Series A(b)	869,497
4,200	Netflix, Inc.(b)	1,649,634
123,652	Orbitz Worldwide, Inc.(b)	1,022,602
13,188	TripAdvisor, Inc.(b)	1,169,248

		5,999,806

	Internet Software & Services—1.9%
51,766	Pandora Media, Inc.(b)	998,048

	Leisure Products—3.3%
11,427	Polaris Industries, Inc.	1,723,877

	Movies & Entertainment—6.8%
27,010	Carmike Cinemas, Inc.(b)	865,671
44,357	Lions Gate Entertainment Corp.	1,469,547
13,598	Walt Disney Co. (The)	1,242,585

		3,577,803

	Restaurants—6.4%
24,889	Domino’s Pizza, Inc.	2,209,894
20,146	Fiesta Restaurant Group, Inc.(b)	1,111,052

		3,320,946

	Specialty Stores—3.6%
15,607	Signet Jewelers Ltd.	1,872,996

	Trucking—3.0%
28,053	Avis Budget Group, Inc.(b)	1,563,955

	Total Common Stocks (Cost $49,652,216)	52,275,005

	Money Market Fund—0.1%
58,309	Invesco Premier Portfolio—Institutional Class(c) (Cost $58,309)	58,309

	Total Investments (Cost $49,710,525)—100.1%	52,333,314
	Other assets less liabilities—(0.1%)	(66,255)

	Net Assets—100.0%	$52,267,059

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Packaged Foods & Meats	28.8
Soft Drinks	10.4
Tobacco	7.6
Household Products	6.3
Housewares & Specialties	6.2
Distillers & Vintners	6.0
Specialty Stores	4.1
Trading Companies & Distributors	4.1
Specialized Consumer Services	2.6
Food Retail	2.6
Industrial Machinery	2.6
Environmental & Facilities Services	2.5
Home Furnishings	2.5
Health Care Facilities	2.5
Trucking	2.3
Distributors	2.3
Diversified Support Services	2.3
Food Distributors	2.3
Education Services	2.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Distillers & Vintners—6.0%
11,340	Brown-Forman Corp., Class B	$1,050,878
15,862	Constellation Brands, Inc., Class A(b)	1,452,007

		2,502,885

	Distributors—2.3%
16,527	Core-Mark Holding Co., Inc.	959,062

	Diversified Support Services—2.3%
31,072	KAR Auction Services, Inc.	943,346

	Education Services—2.0%
18,715	Bright Horizons Family Solutions, Inc.(b)	833,940

	Environmental & Facilities Services—2.5%
33,123	Rollins, Inc.	1,055,630

Number of Shares		Value
	Common Stocks (continued)
	Food Distributors—2.3%
14,772	Andersons, Inc. (The)	$941,419

	Food Retail—2.6%
124,843	SUPERVALU, Inc.(b)	1,077,395

	Health Care Facilities—2.5%
22,688	VCA, Inc.(b)	1,033,892

	Home Furnishings—2.5%
20,014	Tempur Sealy International, Inc.(b)	1,053,537

	Household Products—6.3%
22,494	Church & Dwight Co., Inc.	1,628,790
10,879	Spectrum Brands Holdings, Inc.	985,529

		2,614,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Consumer Staples Momentum Portfolio (PSL) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Housewares & Specialties—6.2%
18,927	Jarden Corp.(b)	$1,231,959
40,143	Newell Rubbermaid, Inc.	1,337,966

		2,569,925

	Industrial Machinery—2.6%
8,085	Snap-on, Inc.	1,068,352

	Packaged Foods & Meats—28.8%
9,370	Cal-Maine Foods, Inc.	822,592
13,681	Hain Celestial Group, Inc. (The)(b)	1,480,968
17,900	Hormel Foods Corp.	964,989
11,218	J & J Snack Foods Corp.	1,155,791
12,110	Keurig Green Mountain, Inc.	1,837,693
16,754	Kraft Foods Group, Inc.	944,088
9,603	Lancaster Colony Corp.	878,578
43,010	Pilgrim’s Pride Corp.(b)	1,221,914
26,417	Pinnacle Foods, Inc.	892,895
10,345	Sanderson Farms, Inc.	868,773
24,870	WhiteWave Foods Co.(b)	925,910

		11,994,191

	Soft Drinks—10.4%
34,149	Coca-Cola Enterprises, Inc.	1,480,359
19,177	Dr Pepper Snapple Group, Inc.	1,328,007
15,203	Monster Beverage Corp.(b)	1,533,679

		4,342,045

	Specialized Consumer Services—2.6%
50,029	Service Corp. International	1,094,134

	Specialty Stores—4.1%
14,176	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,712,603

	Tobacco—7.6%
32,681	Altria Group, Inc.	1,579,800
25,366	Reynolds American, Inc.	1,595,775

		3,175,575

	Trading Companies & Distributors—4.1%
15,541	United Rentals, Inc.(b)	1,710,442

	Trucking—2.3%
3,540	AMERCO	959,765

	Total Common Stocks (Cost $37,009,571)	41,642,457

	Money Market Fund—0.1%
59,356	Invesco Premier Portfolio—Institutional Class(c) (Cost $59,356)	59,356

	Total Investments (Cost $37,068,927)—100.1%	41,701,813
	Other assets less liabilities—(0.1%)	(60,227)

	Net Assets—100.0%	$41,641,586

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition

PowerShares DWA Energy Momentum Portfolio (PXI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Oil & Gas Exploration & Production	44.5
Oil & Gas Refining & Marketing	19.9
Oil & Gas Storage & Transportation	16.4
Oil & Gas Equipment & Services	8.6
Oil & Gas Drilling	4.7
Specialty Chemicals	3.1
Integrated Oil & Gas	2.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Integrated Oil & Gas—2.8%
50,045	Chevron Corp.	$6,002,898

	Oil & Gas Drilling—4.7%
64,759	Helmerich & Payne, Inc.	5,622,377
188,605	Patterson-UTI Energy, Inc.	4,343,573

		9,965,950

	Oil & Gas Equipment & Services—8.6%
151,556	Exterran Holdings, Inc.	5,960,698
109,273	Forum Energy Technologies, Inc.(b)	2,983,153
114,546	Halliburton Co.	6,316,066
189,968	RPC, Inc.	3,115,475

		18,375,392

	Oil & Gas Exploration & Production—44.5%
62,033	Anadarko Petroleum Corp.	5,693,389
102,595	Bonanza Creek Energy, Inc.(b)	4,641,398
87,523	Carrizo Oil & Gas, Inc.(b)	4,545,945
52,805	Cimarex Energy Co.	6,002,344
108,696	Concho Resources, Inc.(b)	11,851,125
93,517	ConocoPhillips	6,747,251
167,025	Continental Resources, Inc.(b)	9,415,199
86,200	Diamondback Energy, Inc.(b)	5,899,528
65,618	EOG Resources, Inc.	6,236,991
186,334	Marathon Oil Corp.	6,596,224
208,299	Matador Resources Co.(b)	5,055,417
155,474	Newfield Exploration Co.(b)	5,070,007
137,700	Sanchez Energy Corp.(b)	2,350,539
359,259	Synergy Resources Corp.(b)	4,379,367
398,447	Triangle Petroleum Corp.(b)	3,087,964
337,899	VAALCO Energy, Inc.(b)	2,507,210

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Exploration & Production (continued)
75,824	Whiting Petroleum Corp.(b)	$4,643,462

		94,723,360

	Oil & Gas Refining & Marketing—19.9%
200,035	Delek US Holdings, Inc.	6,779,186
89,517	Marathon Petroleum Corp.	8,137,095
87,232	Phillips 66	6,847,712
156,649	Tesoro Corp.	11,186,305
205,562	Western Refining, Inc.	9,371,572

		42,321,870

	Oil & Gas Storage & Transportation—16.4%
178,171	Cheniere Energy, Inc.(b)	13,362,825
71,617	SemGroup Corp., Class A	5,496,605
52,051	Targa Resources Corp.	6,695,320
168,512	Williams Cos., Inc. (The)	9,354,101

		34,908,851

	Specialty Chemicals—3.1%
293,939	Flotek Industries, Inc.(b)	6,513,688

	Total Common Stocks (Cost $219,512,124)	212,812,009

	Money Market Fund—0.1%
215,362	Invesco Premier Portfolio—Institutional Class(c) (Cost $215,362)	215,362

	Total Investments (Cost $219,727,486)—100.1%	213,027,371
	Other assets less liabilities—(0.1%)	(120,971)

	Net Assets—100.0%	$212,906,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares DWA Energy Momentum Portfolio (PXI) (continued)

October 31, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition

PowerShares DWA Financial Momentum Portfolio (PFI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Regional Banks	15.9
Life & Health Insurance	11.4
Residential REITs	9.2
Consumer Finance	8.2
Asset Management & Custody Banks	8.0
Health Care REITs	6.7
Data Processing & Outsourced Services	6.5
Specialized Finance	5.0
Multi-line Insurance	4.3
Specialized REITs	4.1
Real Estate Services	3.6
Mortgage REITs	3.4
Hotel & Resort REITs	3.1
Property & Casualty Insurance	3.0
Diversified Banks	2.7
Investment Banking & Brokerage	2.5
Real Estate Development	1.4
Internet Software & Services	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Asset Management & Custody Banks—8.0%
10,929	Ameriprise Financial, Inc.	$1,378,912
34,507	Invesco Ltd.(b)	1,396,498

		2,775,410

	Consumer Finance—8.2%
8,901	American Express Co.	800,645
10,536	Capital One Financial Corp.	872,065
18,443	Discover Financial Services	1,176,294

		2,849,004

	Data Processing & Outsourced Services—6.5%
14,137	Broadridge Financial Solutions, Inc.	621,038
25,806	Total System Services, Inc.	871,985
3,142	Visa, Inc., Class A	758,573

		2,251,596

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Banks—2.7%
17,268	Wells Fargo & Co.	$916,758

	Health Care REITs—6.7%
60,303	OMEGA Healthcare Investors, Inc. REIT	2,301,163

	Hotel & Resort REITs—3.1%
32,145	FelCor Lodging Trust, Inc. REIT	344,916
56,821	Strategic Hotels & Resorts, Inc. REIT(c)	730,150

		1,075,066

	Internet Software & Services—0.9%
7,325	Envestnet, Inc.(c)	325,377

	Investment Banking & Brokerage—2.5%
16,359	Morgan Stanley	571,747
5,041	Piper Jaffray Cos.(c)	284,615

		856,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares DWA Financial Momentum Portfolio (PFI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life & Health Insurance—11.4%
43,943	CNO Financial Group, Inc.	$796,687
11,591	Lincoln National Corp.	634,723
7,833	Primerica, Inc.	400,658
16,482	Principal Financial Group, Inc.	863,162
9,561	Prudential Financial, Inc.	846,531
7,914	Torchmark Corp.	419,125

		3,960,886

	Mortgage REITs—3.4%
62,982	NorthStar Realty Finance Corp. REIT	1,170,206

	Multi-line Insurance—4.3%
6,316	American Financial Group, Inc.	377,886
14,254	HCC Insurance Holdings, Inc.	743,916
11,902	Horace Mann Educators Corp.	361,940

		1,483,742

	Property & Casualty Insurance—3.0%
15,764	Allstate Corp. (The)	1,022,295

	Real Estate Development—1.4%
3,188	Howard Hughes Corp. (The)(c)	469,847

	Real Estate Services—3.6%
39,435	CBRE Group, Inc., Class A(c)	1,261,920

	Regional Banks—15.9%
12,049	Bank of the Ozarks, Inc.	424,607
11,435	Cathay General Bancorp	301,998
15,666	East West Bancorp, Inc.	575,882
87,009	Fifth Third Bancorp	1,739,310
95,017	Huntington Bancshares, Inc.	941,619
8,870	PacWest Bancorp	378,394
8,792	Pinnacle Financial Partners, Inc.	344,646
11,150	ViewPoint Financial Group, Inc.	304,061
19,157	Western Alliance Bancorp(c)	509,959

		5,520,476

	Residential REITs—9.2%
23,977	Camden Property Trust REIT	1,838,317
9,617	Equity Residential REIT	668,958
3,318	Essex Property Trust, Inc. REIT	669,440

		3,176,715

	Specialized Finance—5.0%
11,576	MarketAxess Holdings, Inc.	748,388
10,054	Moody’s Corp.	997,659

		1,746,047

	Specialized REITs—4.1%
24,498	Extra Space Storage, Inc. REIT	1,424,804

	Total Common Stocks and Other Equity Interests (Cost $31,512,394)	34,587,674

Number of Shares		Value
	Money Market Fund—0.2%
50,182	Invesco Premier Portfolio—Institutional Class(d) (Cost $50,182)	$50,182

	Total Investments (Cost $31,562,576)—100.1%	34,637,856
	Other assets less liabilities—(0.1%)	(21,405)

	Net Assets—100.0%	$34,616,451

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition

PowerShares DWA Healthcare Momentum Portfolio (PTH)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Biotechnology	32.3
Pharmaceuticals	20.0
Managed Health Care	13.1
Health Care Facilities	10.0
Life Sciences Tools & Services	8.4
Health Care Supplies	7.0
Health Care Services	4.8
Health Care Equipment	3.4
Auto Parts & Equipment	1.1
Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Auto Parts & Equipment—1.1%
29,810	Gentherm, Inc.(b)	$1,243,077

	Biotechnology—32.3%
253,530	Achillion Pharmaceuticals, Inc.(b)	2,978,978
17,158	Alnylam Pharmaceuticals, Inc.(b)	1,591,233
29,204	Celgene Corp.(b)	3,127,456
137,624	Dyax Corp.(b)	1,702,409
25,490	Enanta Pharmaceuticals, Inc.(b)	1,096,070
77,563	Exact Sciences Corp.(b)	1,866,941
38,563	Gilead Sciences, Inc.(b)	4,319,056
102,279	Infinity Pharmaceuticals, Inc.(b)	1,393,040
21,481	Insys Therapeutics, Inc.(b)	873,740
64,163	Isis Pharmaceuticals, Inc.(b)	2,955,348
63,949	Medivation, Inc.(b)	6,759,409
11,569	Puma Biotechnology, Inc.(b)	2,899,191
21,400	United Therapeutics Corp.(b)	2,802,758
21,056	Vertex Pharmaceuticals, Inc.(b)	2,371,748

		36,737,377

	Health Care Equipment—3.4%
58,101	DexCom, Inc.(b)	2,611,640
34,612	Natus Medical, Inc.(b)	1,176,808

		3,788,448

	Health Care Facilities—10.0%
16,992	Amsurg Corp.(b)	917,738
50,765	Community Health Systems, Inc.(b)	2,790,552
52,233	HCA Holdings, Inc.(b)	3,658,922
19,465	LifePoint Hospitals, Inc.(b)	1,362,550

Number of Shares		Value
	Common Stocks (continued)
	Health Care Facilities (continued)
25,453	Universal Health Services, Inc., Class B	$2,639,730

		11,369,492

	Health Care Services—4.8%
43,160	Amedisys, Inc.(b)	1,126,476
35,740	Omnicare, Inc.	2,379,927
31,760	Team Health Holdings, Inc.(b)	1,986,270

		5,492,673

	Health Care Supplies—7.0%
38,697	Cooper Cos., Inc. (The)	6,342,438
50,574	Spectranetics Corp. (The)(b)	1,606,736

		7,949,174

	Life Sciences Tools & Services—8.4%
123,297	Affymetrix, Inc.(b)	1,110,906
65,448	Albany Molecular Research, Inc.(b)	1,522,321
29,092	Illumina, Inc.(b)	5,602,537
24,726	PAREXEL International Corp.(b)	1,342,869

		9,578,633

	Managed Health Care—13.1%
31,283	Aetna, Inc.	2,581,160
25,837	Centene Corp.(b)	2,394,315
30,192	Health Net, Inc.(b)	1,434,422
26,471	Humana, Inc.	3,675,498
32,027	Molina Healthcare, Inc.(b)	1,557,793
34,271	UnitedHealth Group, Inc.	3,256,088

		14,899,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares DWA Healthcare Momentum Portfolio (PTH) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals—20.0%
33,098	AbbVie, Inc.	$2,100,399
23,816	Actavis PLC(b)	5,781,096
48,717	Akorn, Inc.(b)	2,170,342
203,376	AVANIR Pharmaceuticals, Inc.(b)	2,631,686
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
74,489	Depomed, Inc.(b)	1,147,131
27,255	Pacira Pharmaceuticals, Inc.(b)	2,529,809
67,486	Prestige Brands Holdings, Inc.(b)	2,390,354
27,188	Salix Pharmaceuticals Ltd.(b)	3,910,994

		22,676,759

	Total Investments (Cost $98,677,393)—100.1%	113,734,909
	Other assets less liabilities—(0.1%)	(107,950)

	Net Assets—100.0%	$113,626,959

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition

PowerShares DWA Industrials Momentum Portfolio (PRN)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Aerospace & Defense	17.5
Construction & Farm Machinery & Heavy Trucks	10.8
Electrical Components & Equipment	8.6
Railroads	8.5
Industrial Machinery	7.8
Data Processing & Outsourced Services	5.4
Paper Packaging	5.0
Specialty Chemicals	4.8
IT Consulting & Other Services	4.0
Trucking	3.4
Building Products	2.9
Construction Materials	2.8
Marine	2.2
Internet Software & Services	2.2
Security & Alarm Services	2.1
Oil & Gas Storage & Transportation	2.0
Human Resource & Employment Services	1.9
Commercial Printing	1.9
Electronic Equipment & Instruments	1.7
Electronic Manufacturing Services	1.2
Electronic Components	1.2
Air Freight & Logistics	1.1
Health Care Services	1.0
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—17.5%
15,709	Huntington Ingalls Industries, Inc.	$1,662,326
26,053	Lockheed Martin Corp.	4,964,920
29,689	Northrop Grumman Corp.	4,095,895
27,892	Raytheon Co.	2,897,421
120,799	TASER International, Inc.(b)	2,275,853
27,057	TransDigm Group, Inc.	5,060,471

		20,956,886

Number of Shares		Value
	Common Stocks (continued)
	Air Freight & Logistics—1.1%
32,574	XPO Logistics, Inc.(b)	$1,300,354

	Building Products—2.9%
29,540	Apogee Enterprises, Inc.	1,296,806
50,479	Trex Co., Inc.(b)	2,170,597

		3,467,403

	Commercial Printing—1.9%
37,117	Deluxe Corp.	2,256,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares DWA Industrials Momentum Portfolio (PRN) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks—10.8%
26,520	American Railcar Industries, Inc.	$1,745,281
24,508	Cummins, Inc.	3,582,580
31,414	Greenbrier Cos., Inc. (The)	1,964,632
135,909	Meritor, Inc.(b)	1,561,594
67,768	Trinity Industries, Inc.	2,419,995
18,832	Wabtec Corp.	1,625,202

		12,899,284

	Construction Materials—2.8%
38,807	Eagle Materials, Inc.	3,392,896

	Data Processing & Outsourced Services—5.4%
25,733	FleetCor Technologies, Inc.(b)	3,874,360
22,667	WEX, Inc.(b)	2,574,065

		6,448,425

	Electrical Components & Equipment—8.6%
114,299	AMETEK, Inc.	5,960,693
14,080	Hubbell, Inc., Class B	1,596,813
24,301	Rockwell Automation, Inc.	2,730,217

		10,287,723

	Electronic Components—1.2%
14,114	Littelfuse, Inc.	1,376,680

	Electronic Equipment & Instruments—1.7%
52,865	Cognex Corp.(b)	2,091,339

	Electronic Manufacturing Services—1.2%
35,082	Methode Electronics, Inc.	1,381,529

	Health Care Services—1.0%
68,696	AMN Healthcare Services, Inc.(b)	1,178,136

	Human Resource & Employment Services—1.9%
40,114	WageWorks, Inc.(b)	2,286,899

	Industrial Machinery—7.8%
24,999	Crane Co.	1,558,688
35,574	Flowserve Corp.	2,418,676
30,604	IDEX Corp.	2,292,545
47,835	Ingersoll-Rand PLC	2,995,428

		9,265,337

	Internet Software & Services—2.2%
12,332	Equinix, Inc.	2,576,155

	IT Consulting & Other Services—4.0%
43,157	Booz Allen Hamilton Holding Corp., Class A	1,137,187
32,667	Gartner, Inc.(b)	2,636,554
27,543	iGATE Corp.(b)	1,020,468

		4,794,209

	Marine—2.2%
24,045	Kirby Corp.(b)	2,658,896

	Oil & Gas Storage & Transportation—2.0%
20,777	Golar LNG Ltd. (Norway)	1,165,797
21,488	Teekay Corp. (Bermuda)	1,256,189

		2,421,986

	Paper Packaging—5.0%
218,559	Graphic Packaging Holding Co.(b)	2,651,120
46,309	Packaging Corp. of America	3,337,953

		5,989,073

Number of Shares		Value
	Common Stocks (continued)
	Railroads—8.5%
40,750	Norfolk Southern Corp.	$4,508,580
48,197	Union Pacific Corp.	5,612,541

		10,121,121

	Security & Alarm Services—2.1%
59,848	Tyco International Ltd.	2,569,275

	Specialty Chemicals—4.8%
25,006	Sherwin-Williams Co. (The)	5,740,377

	Trucking—3.4%
36,889	Old Dominion Freight Line, Inc.(b)	2,688,101
26,946	Saia, Inc.(b)	1,320,893

		4,008,994

	Total Investments (Cost $113,266,719)—100.0%	119,469,691
	Other assets less liabilities—0.0%	(20,965)

	Net Assets—100.0%	$119,448,726

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Portfolio Composition

PowerShares DWA Technology Momentum Portfolio (PTF)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Semiconductors	21.5
Application Software	20.3
Technology Hardware, Storage & Peripherals	15.9
Communications Equipment	11.1
Electronic Components	8.4
Internet Software & Services	4.3
Alternative Carriers	3.7
Semiconductor Equipment	3.7
Wireless Telecommunication Services	2.9
Data Processing & Outsourced Services	1.8
Specialized Consumer Services	1.7
Industrial Machinery	1.6
Electronic Equipment & Instruments	1.6
Construction & Engineering	1.5
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Alternative Carriers—3.7%
96,718	Iridium Communications, Inc.(b)	$918,821
33,261	Level 3 Communications, Inc.(b)	1,560,274

		2,479,095

	Application Software—20.3%
19,442	Adobe Systems, Inc.(b)	1,363,273
22,361	Autodesk, Inc.(b)	1,286,652
77,442	Callidus Software, Inc.(b)	1,091,158
49,684	Ellie Mae, Inc.(b)	1,906,872
39,869	Intuit, Inc.	3,508,871
20,793	NetScout Systems, Inc.(b)	766,430
27,924	PTC, Inc.(b)	1,065,300
21,957	Synchronoss Technologies, Inc.(b)	1,134,518
14,843	Workday, Inc., Class A(b)	1,417,210

		13,540,284

	Communications Equipment—11.1%
38,776	ARRIS Group, Inc.(b)	1,164,055
90,958	Calix, Inc.(b)	983,256
10,572	F5 Networks, Inc.(b)	1,300,145
98,239	Infinera Corp.(b)	1,427,413

Number of Shares		Value
	Common Stocks (continued)
	Communications Equipment (continued)
15,012	Palo Alto Networks, Inc.(b)	$1,586,768
264,547	Sonus Networks, Inc.(b)	917,978

		7,379,615

	Construction & Engineering—1.5%
34,699	Tutor Perini Corp.(b)	971,919

	Data Processing & Outsourced Services—1.8%
20,339	Jack Henry & Associates, Inc.	1,216,679

	Electronic Components—8.4%
83,813	Amphenol Corp., Class A	4,239,261
18,935	Belden, Inc.	1,347,983

		5,587,244

	Electronic Equipment & Instruments—1.6%
14,458	Zebra Technologies Corp., Class A(b)	1,066,277

	Industrial Machinery—1.6%
14,959	Tennant Co.	1,102,927

	Internet Software & Services—4.3%
2,205	Google, Inc., Class A(b)	1,252,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares DWA Technology Momentum Portfolio (PTF) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Internet Software & Services (continued)
35,280	Yahoo!, Inc.(b)	$1,624,644

		2,876,797

	Semiconductor Equipment—3.7%
18,578	KLA-Tencor Corp.	1,470,449
33,105	Tessera Technologies, Inc.	1,006,061

		2,476,510

	Semiconductors—21.5%
24,578	Analog Devices, Inc.	1,219,560
17,571	Avago Technologies Ltd. (Singapore)	1,515,499
20,323	Cavium, Inc.(b)	1,042,773
72,583	Integrated Device Technology, Inc.(b)	1,191,087
26,004	Microchip Technology, Inc.	1,121,033
66,154	Micron Technology, Inc.(b)	2,189,036
27,748	Monolithic Power Systems, Inc.	1,226,184
102,409	RF Micro Devices, Inc.(b)	1,332,341
46,235	Skyworks Solutions, Inc.	2,692,726
39,577	Spansion, Inc., Class A(b)	814,495

		14,344,734

	Specialized Consumer Services—1.7%
69,213	LifeLock, Inc.(b)	1,170,392

	Technology Hardware, Storage & Peripherals—15.9%
43,341	Apple, Inc.	4,680,828
44,809	Hewlett-Packard Co.	1,607,747
26,223	Lexmark International, Inc., Class A	1,131,784
15,598	SanDisk Corp.	1,468,396
17,349	Western Digital Corp.	1,706,621

		10,595,376

	Wireless Telecommunication Services—2.9%
17,533	SBA Communications Corp., Class A(b)	1,969,482

	Total Common Stocks (Cost $59,522,541)	66,777,331

	Money Market Fund—0.1%
67,945	Invesco Premier Portfolio—Institutional Class(c) (Cost $67,945)	67,945

	Total Investments (Cost $59,590,486)—100.1%	66,845,276
	Other assets less liabilities—(0.1%)	(79,525)

	Net Assets—100.0%	$66,765,751

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Portfolio Composition

PowerShares DWA Utilities Momentum Portfolio (PUI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Electric Utilities	36.5
Multi-Utilities	33.0
Oil & Gas Storage & Transportation	7.0
Gas Utilities	6.4
Integrated Telecommunication Services	5.3
Water Utilities	4.6
Oil & Gas Exploration & Production	2.9
Independent Power Producers & Energy Traders	2.2
Internet Software & Services	1.3
Application Software	0.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—0.8%
22,553	EnerNOC, Inc.(b)	$333,108

	Electric Utilities—36.5%
19,446	Cleco Corp.	1,045,417
28,529	Duke Energy Corp.	2,343,657
38,067	Edison International	2,382,233
9,749	IDACORP, Inc.	616,429
23,885	ITC Holdings Corp.	946,085
16,722	NextEra Energy, Inc.	1,675,879
23,492	Northeast Utilities	1,159,330
16,939	OGE Energy Corp.	631,655
27,734	PNM Resources, Inc.	800,126
31,194	Southern Co. (The)	1,446,154
17,969	Westar Energy, Inc.	679,408
49,282	Xcel Energy, Inc.	1,649,469

		15,375,842

	Gas Utilities—6.4%
15,277	AGL Resources, Inc.	823,583
15,636	Atmos Energy Corp.	828,708
6,050	National Fuel Gas Co.	418,841
16,813	UGI Corp.	633,682

		2,704,814

	Independent Power Producers & Energy Traders—2.2%
30,481	NRG Energy, Inc.	913,820

Number of Shares		Value
	Common Stocks (continued)
	Integrated Telecommunication Services—5.3%
10,314	Consolidated Communications Holdings, Inc.	$267,132
164,948	Frontier Communications Corp.	1,078,760
86,043	Windstream Holdings, Inc.	901,731

		2,247,623

	Internet Software & Services—1.3%
10,296	j2 Global, Inc.	556,911

	Multi-Utilities—33.0%
10,345	Alliant Energy Corp.	640,459
11,328	Black Hills Corp.	619,981
53,887	CenterPoint Energy, Inc.	1,322,926
40,139	CMS Energy Corp.	1,311,341
17,657	Dominion Resources, Inc.	1,258,944
14,793	DTE Energy Co.	1,215,393
38,382	NiSource, Inc.	1,614,347
9,984	NorthWestern Corp.	527,555
10,881	SCANA Corp.	597,258
21,043	Sempra Energy	2,314,730
14,776	Vectren Corp.	664,181
36,650	Wisconsin Energy Corp.	1,820,039

		13,907,154

	Oil & Gas Exploration & Production—2.9%
13,090	EQT Corp.	1,230,984

	Oil & Gas Storage & Transportation—7.0%
30,916	ONEOK, Inc.	1,822,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares DWA Utilities Momentum Portfolio (PUI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Storage & Transportation (continued)
28,403	Spectra Energy Corp.	$1,111,409

		2,933,598

	Water Utilities—4.6%
26,305	American Water Works Co., Inc.	1,403,898
20,639	Aqua America, Inc.	540,742

		1,944,640

	Total Common Stocks (Cost $36,943,388)	42,148,494

	Money Market Fund—0.1%
49,013	Invesco Premier Portfolio—Institutional Class(c) (Cost $49,013)	49,013

	Total Investments (Cost $36,992,401)—100.1%	42,197,507
	Other assets less liabilities—(0.1%)	(52,623)

	Net Assets—100.0%	$42,144,884

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Portfolio Composition

PowerShares NASDAQ Internet Portfolio (PNQI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2014 (Unaudited)
Internet Software & Services	73.8
Internet Retail	24.0
Application Software	1.6
Alternative Carriers	0.4
Wireless Telecommunication Services	0.1
Casinos & Gaming	0.0
Systems Software	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Alternative Carriers—0.4%
31,418	Cogent Communications Group, Inc.	$1,066,327

	Application Software—1.6%
36,789	NQ Mobile, Inc. ADR (China)(b)(c)	268,928
82,561	Open Text Corp. (Canada)	4,550,762
6,447	Sungy Mobile Ltd. ADR (China)(b)(c)	43,259

		4,862,949

	Casinos & Gaming—0.0%
4,511	500.com Ltd., Class A ADR (China)(b)(c)	139,164

	Internet Retail—24.0%
71,710	Amazon.com, Inc.(c)	21,904,537
8,025	Blue Nile, Inc.(c)	284,887
102,430	Ctrip.com International Ltd. ADR (China)(c)	5,971,669
77,545	Expedia, Inc.	6,588,999
452,121	Groupon, Inc.(c)	3,305,004
25,452	Netflix, Inc.(c)	9,996,782
19,512	Nutrisystem, Inc.	328,582
74,736	Orbitz Worldwide, Inc.(c)	618,067
16,288	Overstock.com, Inc.(c)	376,579
13,741	PetMed Express, Inc.(b)	181,519
9,770	Priceline Group, Inc. (The)(c)	11,784,672
8,661	Qunar Cayman Islands Ltd. ADR (China)(b)(c)	232,981
36,591	RetailMeNot, Inc.(c)	770,606
26,091	Shutterfly, Inc.(c)	1,091,386
88,119	TripAdvisor, Inc.(c)	7,812,631
23,556	zulily, Inc., Class A(c)	856,967

		72,105,868

	Internet Software & Services—73.8%
31,350	21Vianet Group, Inc. ADR (China)(b)(c)	655,842

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
120,778	Akamai Technologies, Inc.(c)	$7,282,913
39,669	Angie’s List, Inc.(b)(c)	276,493
53,331	AOL, Inc.(c)	2,321,498
56,669	Baidu, Inc. ADR (China)(c)	13,530,857
70,797	Bankrate, Inc.(c)	768,855
52,902	Bazaarvoice, Inc.(b)(c)	394,120
17,273	Benefitfocus, Inc.(b)(c)	478,635
27,879	Blucora, Inc.(c)	472,549
21,847	Brightcove, Inc.(c)	140,039
18,224	Carbonite, Inc.(c)	199,371
10,547	ChinaCache International Holdings Ltd. ADR (China)(b)(c)	108,634
23,166	comScore, Inc.(c)	976,215
21,498	Constant Contact, Inc.(c)	760,169
43,439	Conversant, Inc.(c)	1,531,225
36,192	Cornerstone OnDemand, Inc.(c)	1,312,684
21,897	CoStar Group, Inc.(c)	3,527,388
20,065	Criteo SA ADR (France)(c)	615,795
36,536	Dealertrack Technologies, Inc.(c)	1,719,019
24,491	Demandware, Inc.(c)	1,468,235
36,385	Dice Holdings, Inc.(c)	362,758
21,678	Digital River, Inc.(c)	554,307
19,728	E2open, Inc.(c)	115,212
69,329	EarthLink Holdings Corp.	248,198
438,070	eBay, Inc.(c)	22,998,675
17,256	eGain Corp.(c)	70,750
87,587	Endurance International Group Holdings, Inc.(b)(c)	1,455,696
36,061	Equinix, Inc.	7,533,143
361,026	Facebook, Inc., Class A(c)	27,073,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares NASDAQ Internet Portfolio (PNQI) (continued)

October 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
48,805	Global Eagle Entertainment, Inc.(b)(c)	$596,885
57,760	Gogo, Inc.(b)(c)	959,394
41,748	Google, Inc., Class A(c)	23,707,437
42,534	Google, Inc., Class C(c)	23,779,909
63,716	HomeAway, Inc.(c)	2,223,688
52,604	IAC/InterActiveCorp.	3,560,765
36,869	Internap Network Services Corp.(c)	295,321
32,358	j2 Global, Inc.	1,750,244
20,108	Liquidity Services, Inc.(c)	256,980
36,456	LivePerson, Inc.(c)	524,966
16,688	LogMeIn, Inc.(c)	801,858
25,466	Marchex, Inc., Class B	97,535
23,597	Marin Software, Inc.(b)(c)	211,193
27,642	Marketo, Inc.(b)(c)	892,007
29,933	MercadoLibre, Inc. (Argentina)(b)	4,075,378
60,214	Monster Worldwide, Inc.(c)	232,426
27,234	Move, Inc.(c)	570,552
50,501	NetEase, Inc. ADR (China)	4,783,455
44,242	NIC, Inc.	815,380
139,980	Pandora Media, Inc.(c)	2,698,814
23,338	Perficient, Inc.(c)	386,944
46,414	Perion Network Ltd. (Israel)(b)(c)	255,277
63,280	Qihoo 360 Technology Co. Ltd. ADR (China)(b)(c)	4,618,174
29,700	QuinStreet, Inc.(c)	120,285
96,951	Rackspace Hosting, Inc.(c)	3,719,040
24,307	Rocket Fuel, Inc.(b)(c)	379,675
18,646	SciQuest, Inc.(c)	278,012
23,956	Shutterstock, Inc.(c)	1,862,819
44,799	SINA Corp. (China)(c)	1,835,415
26,083	Sohu.com, Inc. (China)(c)	1,267,373
10,763	Stamps.com, Inc.(c)	397,155
9,985	Travelzoo, Inc.(c)	130,704
25,291	Trulia, Inc.(b)(c)	1,179,825
84,753	VeriSign, Inc.(c)	5,064,839
21,941	Vistaprint NV(b)(c)	1,466,975
35,566	Web.com Group, Inc.(c)	730,170
26,526	WebMD Health Corp.(b)(c)	1,132,130
25,536	Wix.com Ltd. (Israel)(b)(c)	433,857
25,889	Xoom Corp.(c)	390,924
315,669	Yahoo!, Inc.(c)	14,536,557
167,481	Yandex NV, Class A (Russia)(c)	4,793,306
22,134	YuMe, Inc.(b)(c)	110,449
25,044	YY, Inc. ADR (China)(b)(c)	2,075,146
23,130	Zillow, Inc., Class A(b)(c)	2,514,925
40,194	Zix Corp.(c)	132,641

		221,599,419

	Systems Software—0.0%
25,688	Covisint Corp.(b)(c)	74,238

	Wireless Telecommunication Services—0.1%
24,275	Boingo Wireless, Inc.(c)	170,168

	Total Common Stocks and Other Equity Interests (Cost $287,852,003)	300,018,133

Number of Shares		Value
	Money Market Fund—0.0%
38,995	Invesco Premier Portfolio—Institutional Class(d) (Cost $38,995)	$38,995

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $287,890,998)—99.9%	300,057,128

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.6%
16,719,225	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $16,719,225)	16,719,225

	Total Investments (Cost $304,610,223)—105.5%	316,776,353
	Other assets less liabilities—(5.5%)	(16,573,317)

	Net Assets—100.0%	$300,203,036

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$17,363,205	$(16,719,225)	$643,980

*	Amount does not include excess collateral received, if any.

This Fund has holdings greater than 10% of net assets in the following country:

China	11.8%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)
Assets:
Unaffiliated investments, at value(a)	$105,855,640	$52,275,005	$41,642,457	$212,812,009
Affiliated investments, at value	1,592,997	58,309	59,356	215,362

Total investments, at value	107,448,637	52,333,314	41,701,813	213,027,371
Receivables:
Dividends	38,557	10,866	7,151	170,627
Securities lending	293	—	—	—
Other assets	1,571	2,128	1,451	1,763

Total Assets	107,489,058	52,346,308	41,710,415	213,199,761

Liabilities:
Due to custodian	2,958	1,327	1,246	5,065
Payables:
Collateral upon return of securities loaned	1,526,625	—	—	—
Investments purchased	—	—	—	—
Accrued advisory fees	37,464	11,012	9,930	61,763
Accrued trustees’ and officer’s fees	13,439	11,563	12,348	15,522
Accrued expenses	68,555	55,347	45,305	211,011

Total Liabilities	1,649,041	79,249	68,829	293,361

Net Assets	$105,840,017	$52,267,059	$41,641,586	$212,906,400

Net Assets Consist of:
Shares of beneficial interest	$116,471,604	$60,764,976	$44,637,802	$243,246,388
Undistributed net investment income (loss)	105,667	(8,723)	11,337	110,770
Undistributed net realized gain (loss)	(16,473,969)	(11,111,983)	(7,640,439)	(23,750,643)
Net unrealized appreciation (depreciation)	5,736,715	2,622,789	4,632,886	(6,700,115)

Net Assets	$105,840,017	$52,267,059	$41,641,586	$212,906,400

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,950,000	1,250,000	850,000	4,000,000
Net asset value	$54.28	$41.81	$48.99	$53.23

Market price	$54.24	$41.83	$48.97	$53.23

Unaffiliated investments, at cost	$100,118,925	$49,652,216	$37,009,571	$219,512,124

Affiliated investments, at cost	$1,592,997	$58,309	$59,356	$215,362

Total investments, at cost	$101,711,922	$49,710,525	$37,068,927	$219,727,486

(a) Includes securities on loan with an aggregate value of	$1,540,874	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares DWA Financial Momentum Portfolio (PFI)	PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$33,191,176	$113,734,909	$119,469,691	$66,777,331	$42,148,494	$300,018,133
1,446,680	—	—	67,945	49,013	16,758,220

34,637,856	113,734,909	119,469,691	66,845,276	42,197,507	316,776,353

41,317	11,311	111,432	4,681	63,197	281,526
—	—	—	—	—	15,311
1,654	1,495	1,619	2,104	1,448	—

34,680,827	113,747,715	119,582,742	66,852,061	42,262,152	317,073,190

1,067	17,426	13,097	2,161	419	—

—	—	—	—	—	16,719,225
—	—	—	—	46,576	—
6,401	34,407	47,363	16,625	13,173	150,929
11,581	14,539	13,554	12,423	12,683	—
45,327	54,384	60,002	55,101	44,417	—

64,376	120,756	134,016	86,310	117,268	16,870,154

$34,616,451	$113,626,959	$119,448,726	$66,765,751	$42,144,884	$300,203,036

$41,901,435	$152,845,396	$158,264,991	$92,777,882	$50,830,380	$290,270,513
45,071	(259,526)	72,336	(51,738)	105,892	(819,940)
(10,405,335)	(54,016,427)	(45,091,573)	(33,215,183)	(13,996,494)	(1,413,667)
3,075,280	15,057,516	6,202,972	7,254,790	5,205,106	12,166,130

$34,616,451	$113,626,959	$119,448,726	$66,765,751	$42,144,884	$300,203,036

1,150,000	2,150,000	2,550,000	1,850,000	1,800,000	4,400,000
$30.10	$52.85	$46.84	$36.09	$23.41	$68.23

$30.08	$52.83	$46.82	$36.10	$23.40	$68.20

$30,322,561	$98,677,393	$113,266,719	$59,522,541	$36,943,388	$287,852,003

$1,240,015	$—	$—	$67,945	$49,013	$16,758,220

$31,562,576	$98,677,393	$113,266,719	$59,590,486	$36,992,401	$304,610,223

$—	$—	$—	$—	$—	$17,363,205

25

Statements of Operations

For the six months ended October 31, 2014

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)
Investment Income:
Unaffiliated dividend income	$677,978	$159,087	$226,136	$1,401,539
Affiliated dividend income	6	5	4	13
Securities lending income	4,334	—	—	—
Foreign withholding tax	—	—	—	—

Total Income	682,318	159,092	226,140	1,401,552

Expenses:
Advisory fees	256,928	124,697	98,897	611,580
Sub-licensing	41,528	31,538	11,844	200,710
Accounting & administration fees	18,467	18,467	18,467	21,315
Professional fees	14,490	14,236	14,163	15,503
Trustees’ and officer’s fees	4,573	4,153	4,054	5,870
Custodian & transfer agent fees	3,643	2,293	3,077	3,820
Other expenses	9,770	7,431	7,929	12,730

Total Expenses	349,399	202,815	158,431	871,528

Less: Waivers	(41,155)	(53,231)	(39,803)	(137,779)

Net Expenses	308,244	149,584	118,628	733,749

Net Investment Income (Loss)	374,074	9,508	107,512	667,803

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(4,187,137)	(1,654,828)	(730,039)	(12,260,878)
In-kind redemptions	6,384,509	—	961,780	10,645,050

Net realized gain (loss)	2,197,372	(1,654,828)	231,741	(1,615,828)

Net change in unrealized appreciation (depreciation) on investment securities	(907,682)	4,041,629	5,027,022	(30,462,103)

Net realized and unrealized gain (loss)	1,289,690	2,386,801	5,258,763	(32,077,931)

Net increase (decrease) in net assets resulting from operations	$1,663,764	$2,396,309	$5,366,275	$(31,410,128)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares DWA Financial Momentum Portfolio (PFI)	PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$273,861	$149,741	$601,774	$168,508	$683,211	$482,330
18,082	4	8	5	3	6
—	—	—	—	—	111,488
—	—	(412)	—	—	(4,750)

291,943	149,745	601,370	168,513	683,214	589,074

87,897	211,427	351,386	148,594	105,239	949,580
12,125	21,778	36,430	29,827	12,529	—
18,467	18,467	18,467	18,467	18,467	—
14,034	14,546	14,604	14,131	14,244	—
4,039	4,464	5,029	4,239	4,091	—
3,050	3,179	3,644	2,843	3,036	—
7,484	10,047	9,742	7,699	8,088	—

147,096	283,908	439,302	225,800	165,694	949,580

(41,668)	(30,243)	(17,734)	(47,541)	(39,442)	(56)

105,428	253,665	421,568	178,259	126,252	949,524

186,515	(103,920)	179,802	(9,746)	556,962	(360,450)

(1,095,701)	(4,888,886)	(8,856,529)	(3,650,303)	(93,572)	(4,540,649)
960,772	(189,531)	616,783	—	1,148,896	11,851,347

(134,929)	(5,078,417)	(8,239,746)	(3,650,303)	1,055,324	7,310,698

2,963,938	19,559,465	8,542,131	10,193,857	624,283	23,791,670

2,829,009	14,481,048	302,385	6,543,554	1,679,607	31,102,368

$3,015,524	$14,377,128	$482,187	$6,533,808	$2,236,569	$30,741,918

27

Statements of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)		PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income	$374,074	$854,877	$9,508	$112,484
Net realized gain (loss)	2,197,372	17,417,241	(1,654,828)	6,822,592
Net change in unrealized appreciation (depreciation)	(907,682)	(2,979,184)	4,041,629	(4,467,963)

Net increase (decrease) in net assets resulting from operations	1,663,764	15,292,934	2,396,309	2,467,113

Distributions to Shareholders from:
Net investment income	(509,897)	(855,864)	(18,192)	(129,334)

Shareholder Transactions:
Proceeds from shares sold	51,104,049	73,661,881	4,135,299	59,400,392
Value of shares repurchased	(40,607,927)	(74,162,058)	—	(39,917,618)

Net increase (decrease) in net assets resulting from shares transactions	10,496,122	(500,177)	4,135,299	19,482,774

Increase (Decrease) in Net Assets	11,649,989	13,936,893	6,513,416	21,820,553

Net Assets:
Beginning of period	94,190,028	80,253,135	45,753,643	23,933,090

End of period	$105,840,017	$94,190,028	$52,267,059	$45,753,643

Undistributed net investment income at end of period	$105,667	$241,490	$(8,723)	$(39)

Changes in Shares Outstanding:
Shares sold	900,000	1,550,000	100,000	1,500,000
Shares repurchased	(750,000)	(1,600,000)	—	(1,050,000)
Shares outstanding, beginning of period	1,800,000	1,850,000	1,150,000	700,000

Shares outstanding, end of period	1,950,000	1,800,000	1,250,000	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)		PowerShares DWA Energy Momentum Portfolio (PXI)		PowerShares DWA Financial Momentum Portfolio (PFI)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$107,512	$600,840	$667,803	$1,039,264	$186,515	$313,310
231,741	11,759,367	(1,615,828)	28,951,519	(134,929)	5,834,367
5,027,022	(8,568,511)	(30,462,103)	8,823,850	2,963,938	(2,648,471)

5,366,275	3,791,696	(31,410,128)	38,814,633	3,015,524	3,499,206

(265,166)	(519,961)	(1,053,964)	(942,939)	(183,461)	(327,300)

4,591,906	40,671,117	92,267,048	211,564,193	2,924,910	41,859,075
(6,789,846)	(42,912,351)	(61,337,299)	(172,910,991)	(7,307,582)	(29,193,899)

(2,197,940)	(2,241,234)	30,929,749	38,653,202	(4,382,672)	12,665,176

2,903,169	1,030,501	(1,534,343)	76,524,896	(1,550,609)	15,837,082

38,738,417	37,707,916	214,440,743	137,915,847	36,167,060	20,329,978

$41,641,586	$38,738,417	$212,906,400	$214,440,743	$34,616,451	$36,167,060

$11,337	$168,991	$110,770	$496,931	$45,071	$42,017

100,000	950,000	1,450,000	3,950,000	100,000	1,550,000
(150,000)	(1,000,000)	(1,000,000)	(3,250,000)	(250,000)	(1,100,000)
900,000	950,000	3,550,000	2,850,000	1,300,000	850,000

850,000	900,000	4,000,000	3,550,000	1,150,000	1,300,000

29

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	PowerShares DWA Healthcare Momentum Portfolio (PTH)		PowerShares DWA Industrials Momentum Portfolio (PRN)
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(103,920)	$5,402	$179,802	$426,248
Net realized gain (loss)	(5,078,417)	18,995,154	(8,239,746)	20,871,490
Net change in unrealized appreciation (depreciation)	19,559,465	(12,438,845)	8,542,131	(7,691,104)

Net increase in net assets resulting from operations	14,377,128	6,561,711	482,187	13,606,634

Distributions to Shareholders from:
Net investment income	—	(245,316)	(184,228)	(341,196)

Shareholder Transactions:
Proceeds from shares sold	29,098,353	129,950,062	—	216,269,719
Value of shares repurchased	(36,408,954)	(89,776,750)	(50,471,463)	(98,486,362)

Net increase (decrease) in net assets resulting from shares transactions	(7,310,601)	40,173,312	(50,471,463)	117,783,357

Increase (Decrease) in Net Assets	7,066,527	46,489,707	(50,173,504)	131,048,795

Net Assets:
Beginning of period	106,560,432	60,070,725	169,622,230	38,573,435

End of period	$113,626,959	$106,560,432	$119,448,726	$169,622,230

Undistributed net investment income (loss) at end of period	$(259,526)	$(155,606)	$72,336	$76,762

Changes in Shares Outstanding:
Shares sold	600,000	2,850,000	—	4,800,000
Shares repurchased	(800,000)	(2,050,000)	(1,100,000)	(2,200,000)
Shares outstanding, beginning of period	2,350,000	1,550,000	3,650,000	1,050,000

Shares outstanding, end of period	2,150,000	2,350,000	2,550,000	3,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares DWA Technology Momentum Portfolio (PTF)		PowerShares DWA Utilities Momentum Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014

$(9,746)	$50,166	$556,962	$902,306	$(360,450)	$(871,050)
(3,650,303)	9,068,960	1,055,324	7,202,577	7,310,698	34,722,920
10,193,857	(7,416,013)	624,283	(2,181,700)	23,791,670	(19,851,903)

6,533,808	1,703,113	2,236,569	5,923,183	30,741,918	13,999,967

—	(65,769)	(538,430)	(929,718)	—	—

6,706,730	56,477,215	4,604,997	16,775,859	27,090,159	317,679,346
—	(36,642,270)	(5,759,465)	(22,772,053)	(47,256,718)	(106,576,777)

6,706,730	19,834,945	(1,154,468)	(5,996,194)	(20,166,559)	211,102,569

13,240,538	21,472,289	543,671	(1,002,729)	10,575,359	225,102,536

53,525,213	32,052,924	41,601,213	42,603,942	289,627,677	64,525,141

$66,765,751	$53,525,213	$42,144,884	$41,601,213	$300,203,036	$289,627,677

$(51,738)	$(41,992)	$105,892	$87,360	$(819,940)	$(459,490)

200,000	1,700,000	200,000	850,000	400,000	4,950,000
—	(1,150,000)	(250,000)	(1,150,000)	(700,000)	(1,650,000)
1,650,000	1,100,000	1,850,000	2,150,000	4,700,000	1,400,000

1,850,000	1,650,000	1,800,000	1,850,000	4,400,000	4,700,000

31

Financial Highlights

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011		2010
Per Share Operating Performance:
Net asset value at beginning of period	$52.33		$43.38	$38.24	$40.66	$31.30		$20.14
Net investment income(a)	0.20		0.51	0.63	0.47	0.86	(b)	0.28
Net realized and unrealized gain (loss) on investments	2.02		8.95	5.16	(2.46)	9.34		11.20
Total from investment operations	2.22		9.46	5.79	(1.99)	10.20		11.48
Distributions to shareholders from:
Net investment income	(0.27)		(0.51)	(0.65)	(0.43)	(0.84)		(0.32)
Net asset value at end of period	$54.28		$52.33	$43.38	$38.24	$40.66		$31.30
Market price at end of period(c)	$54.24		$52.31	$43.29	$38.20	$40.67		$31.34
Net Asset Value Total Return(d)	4.23%		21.97%	15.37%	(4.76)%	33.12%		57.46%
Market Price Total Return(d)	4.20%		22.18%	15.26%	(4.88)%	32.98%		57.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$105,840		$94,190	$80,253	$66,924	$97,591		$48,517
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.64%	0.65%	0.65%	0.65%		0.65%
Expenses, prior to Waivers	0.68	%(e)	0.68%	0.72%	0.76%	0.79%		0.91%
Net investment income, after Waivers	0.73	%(e)	1.08%	1.59%	1.33%	2.56	%(b)	1.05%
Portfolio turnover rate(f)	40%		158%	63%	78%	28%		46%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$39.79		$34.19	$29.90	$27.54	$23.72	$17.07
Net investment income(a)	0.01		0.17	0.39	0.18	0.20	0.06
Net realized and unrealized gain on investments	2.03		5.63	4.24	2.37	3.79	6.65
Total from investment operations	2.04		5.80	4.63	2.55	3.99	6.71
Distributions to shareholders from:
Net investment income	(0.02)		(0.20)	(0.34)	(0.19)	(0.17)	(0.06)
Net asset value at end of period	$41.81		$39.79	$34.19	$29.90	$27.54	$23.72
Market price at end of period(b)	$41.83		$39.74	$34.16	$29.89	$27.53	$23.74
Net Asset Value Total Return(c)	5.11%		16.97%	15.67%	9.41%	16.91%	39.37%
Market Price Total Return(c)	5.30%		16.93%	15.60%	9.41%	16.77%	39.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,267		$45,754	$23,933	$19,437	$20,657	$21,345
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.64%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.81	%(d)	0.91%	0.93%	1.19%	1.24%	1.32%
Net investment income, after Waivers	0.04	%(d)	0.42%	1.29%	0.69%	0.86%	0.31%
Portfolio turnover rate(e)	77%		236%	130%	88%	68%	86%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$43.04		$39.69	$32.61	$31.36	$26.74	$20.81
Net investment income(a)	0.13		0.66	0.66	0.48	0.52	0.36
Net realized and unrealized gain on investments	6.13		3.26	7.13	1.22	4.61	5.99
Total from investment operations	6.26		3.92	7.79	1.70	5.13	6.35
Distributions to shareholders from:
Net investment income	(0.31)		(0.57)	(0.71)	(0.45)	(0.51)	(0.42)
Net asset value at end of period	$48.99		$43.04	$39.69	$32.61	$31.36	$26.74
Market price at end of period(b)	$48.97		$43.03	$39.67	$32.60	$31.37	$26.74
Net Asset Value Total Return(c)	14.59%		9.93%	24.29%	5.53%	19.46%	30.87%
Market Price Total Return(c)	14.58%		9.97%	24.27%	5.47%	19.50%	30.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,642		$38,738	$37,708	$39,131	$40,772	$38,772
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.64%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.80	%(d)	0.79%	0.82%	0.89%	0.94%	0.87%
Net investment income, after Waivers	0.54	%(d)	1.56%	1.94%	1.54%	1.91%	1.50%
Portfolio turnover rate(e)	45%		175%	57%	35%	54%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Energy Momentum Portfolio (PXI)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$60.41		$48.39	$40.45	$44.63	$29.75	$19.91
Net investment income(a)	0.17		0.34	0.47	0.21	0.32	0.20
Net realized and unrealized gain (loss) on investments	(7.09)		12.01	8.13	(4.15)	14.77	9.87
Total from investment operations	(6.92)		12.35	8.60	(3.94)	15.09	10.07
Distributions to shareholders from:
Net investment income	(0.26)		(0.33)	(0.66)	(0.24)	(0.21)	(0.23)
Net asset value at end of period	$53.23		$60.41	$48.39	$40.45	$44.63	$29.75
Market price at end of period(b)	$53.23		$60.37	$48.36	$40.47	$44.65	$29.75
Net Asset Value Total Return(c)	(11.52)%		25.66%	21.48%	(8.79)%	51.01%	50.81%
Market Price Total Return(c)	(11.46)%		25.66%	21.35%	(8.78)%	51.07%	50.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$212,906		$214,441	$137,916	$141,562	$191,903	$38,671
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.64%	0.66%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.71	%(d)	0.64%	0.69%	0.66%	0.74%	0.93%
Net investment income, after Waivers	0.55	%(d)	0.65%	1.10%	0.54%	0.90%	0.79%
Portfolio turnover rate(e)	57%		198%	80%	107%	35%	63%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares DWA Financial Momentum Portfolio (PFI)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$27.82		$23.92	$20.08	$20.45	$18.46	$14.63
Net investment income(a)	0.15		0.32	0.35	0.25	0.27	0.21
Net realized and unrealized gain (loss) on investments	2.28		3.93	3.83	(0.42)	2.04	3.84
Total from investment operations	2.43		4.25	4.18	(0.17)	2.31	4.05
Distributions to shareholders from:
Net investment income	(0.15)		(0.35)	(0.34)	(0.20)	(0.32)	(0.22)
Net asset value at end of period	$30.10		$27.82	$23.92	$20.08	$20.45	$18.46
Market price at end of period(b)	$30.08		$27.79	$23.90	$20.07	$20.44	$18.45
Net Asset Value Total Return(c)	8.75%		17.89%	21.07%	(0.66)%	12.76%	27.90%
Market Price Total Return(c)	8.79%		17.86%	21.03%	(0.66)%	12.77%	28.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,616		$36,167	$20,330	$18,071	$22,492	$17,539
Ratio to average net assets of:
Expenses, after Waivers(d)	0.60	%(e)	0.64%	0.66%	0.65%	0.65%	0.65%
Expenses, prior to Waivers(d)	0.84	%(e)	0.91%	1.10%	1.21%	1.30%	1.25%
Net investment income, after Waivers	1.06	%(e)	1.20%	1.66%	1.33%	1.50%	1.26%
Portfolio turnover rate(f)	50%		232%	118%	102%	59%	97%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$45.34		$38.76	$32.29	$31.41	$25.68	$17.89
Net investment income (loss)(a)	(0.06)		0.00 (b)	0.43	0.02	(0.05)	0.03
Net realized and unrealized gain on investments	7.57		6.73	6.39	0.86	5.78	7.84
Total from investment operations	7.51		6.73	6.82	0.88	5.73	7.87
Distributions to shareholders from:
Net investment income	—		(0.15)	(0.35)	—	—	(0.05)
Return of capital	—		—	—	—	—	(0.03)
Total distributions	—		(0.15)	(0.35)	—	—	(0.08)
Net asset value at end of period	$52.85		$45.34	$38.76	$32.29	$31.41	$25.68
Market price at end of period(c)	$52.83		$45.34	$38.69	$32.30	$31.44	$25.67
Net Asset Value Total Return(d)	16.56%		17.41%	21.31%	2.80%	22.31%	44.09%
Market Price Total Return(d)	16.52%		17.62%	21.06%	2.74%	22.48%	44.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,627		$106,560	$60,071	$37,134	$62,822	$97,598
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.64%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.67	%(e)	0.68%	0.74%	0.82%	0.84%	0.72%
Net investment income (loss), after Waivers	(0.25	)%(e)	0.01%	1.26%	0.05%	(0.21)%	0.13%
Portfolio turnover rate(f)	97%		278%	93%	99%	63%	79%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Industrials Momentum Portfolio (PRN)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$46.47		$36.74	$30.02	$32.47	$25.21	$18.85
Net investment income(a)	0.06		0.19	0.52	0.22	0.17	0.20
Net realized and unrealized gain (loss) on investments	0.37		9.72	6.89	(2.48)	7.29	6.48
Total from investment operations	0.43		9.91	7.41	(2.26)	7.46	6.68
Distributions to shareholders from:
Net investment income	(0.06)		(0.18)	(0.65)	(0.19)	(0.20)	(0.32)
Return of capital	—		—	(0.04)	—	—	—
Total distributions	(0.06)		(0.18)	(0.69)	(0.19)	(0.20)	(0.32)
Net asset value at end of period	$46.84		$46.47	$36.74	$30.02	$32.47	$25.21
Market price at end of period(b)	$46.82		$46.43	$36.72	$30.00	$32.48	$25.20
Net Asset Value Total Return(c)	0.92%		27.01%	25.18%	(6.91)%	29.83%	35.73%
Market Price Total Return(c)	0.97%		26.97%	25.19%	(7.00)%	29.92%	35.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$119,449		$169,622	$38,573	$30,017	$113,629	$32,779
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.63%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.63	%(d)	0.66%	0.92%	0.80%	0.88%	0.82%
Net investment income, after Waivers	0.26	%(d)	0.43%	1.65%	0.77%	0.62%	0.93%
Portfolio turnover rate(e)	69%		285%	116%	129%	48%	121%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares DWA Technology Momentum Portfolio (PTF)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$32.44		$29.14	$27.29	$27.66	$23.60	$17.29
Net investment income (loss)(a)	(0.01)		0.04	0.17	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	3.66		3.32	1.88	(0.38)	4.09	6.36
Total from investment operations	3.65		3.36	2.05	(0.37)	4.07	6.31
Distributions to shareholders from:
Net investment income	—		(0.06)	(0.20)	—	—	—
Return of capital	—		—	—	—	(0.01)	—
Total distributions	—		(0.06)	(0.20)	—	(0.01)	—
Net asset value at end of period	$36.09		$32.44	$29.14	$27.29	$27.66	$23.60
Market price at end of period(b)	$36.10		$32.45	$29.06	$27.28	$27.65	$23.59
Net Asset Value Total Return(c)	11.25%		11.52%	7.59%	(1.34)%	17.26%	36.50%
Market Price Total Return(c)	11.25%		11.86%	7.34%	(1.34)%	17.27%	36.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$66,766		$53,525	$32,053	$31,387	$49,793	$38,942
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.64%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.76	%(d)	0.80%	0.89%	0.94%	0.91%	0.90%
Net investment income (loss), after Waivers	(0.03	)%(d)	0.13%	0.63%	0.03%	(0.07)%	(0.24)%
Portfolio turnover rate(e)	93%		263%	95%	108%	67%	71%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Utilities Momentum Portfolio (PUI)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$22.49		$19.82	$16.69	$17.12	$14.96	$13.15
Net investment income(a)	0.30		0.47	0.45	0.41	0.48	0.52
Net realized and unrealized gain (loss) on investments	0.91		2.68	3.14	(0.38)	2.19	2.04
Total from investment operations	1.21		3.15	3.59	0.03	2.67	2.56
Distributions to shareholders from:
Net investment income	(0.29)		(0.48)	(0.46)	(0.46)	(0.51)	(0.75)
Net asset value at end of period	$23.41		$22.49	$19.82	$16.69	$17.12	$14.96
Market price at end of period(b)	$23.40		$22.47	$19.79	$16.66	$17.13	$14.96
Net Asset Value Total Return(c)	5.43%		16.27%	21.90%	0.26%	18.36%	19.79%
Market Price Total Return(c)	5.48%		16.35%	21.94%	0.02%	18.42%	19.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,145		$41,601	$42,604	$43,393	$47,089	$38,139
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.79	%(d)	0.77%	0.81%	0.77%	0.89%	0.95%
Net investment income, after Waivers	2.65	%(d)	2.31%	2.54%	2.45%	3.12%	3.71%
Portfolio turnover rate(e)	22%		131%	48%	71%	68%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$61.62		$46.09	$41.08	$41.37	$27.99	$17.89
Net investment income (loss)(a)	(0.08)		(0.27)	(0.01)	(0.08)	(0.06)	(0.12)
Net realized and unrealized gain (loss) on investments	6.69		15.80	5.04	(0.21)	13.44	10.22
Total from investment operations	6.61		15.53	5.03	(0.29)	13.38	10.10
Distributions to shareholders from:
Net investment income	—		—	(0.02)	—	—	—
Net asset value at end of period	$68.23		$61.62	$46.09	$41.08	$41.37	$27.99
Market price at end of period(b)	$68.20		$61.51	$46.08	$41.08	$41.40	$28.01
Net Asset Value Total Return(c)	10.73%		33.70%	12.26%	(0.70)%	47.80%	56.46%
Market Price Total Return(c)	10.88%		33.48%	12.23%	(0.77)%	47.81%	56.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$300,203		$289,628	$64,525	$63,678	$45,507	$15,396
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.23	)%(d)	(0.42)%	(0.02)%	(0.22)%	(0.17)%	(0.46)%
Portfolio turnover rate(e)	14%		21%	20%	23%	20%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2014, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	“DWA Basic Materials Momentum Portfolio”
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	“DWA Consumer Cyclicals Momentum Portfolio”
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	“DWA Consumer Staples Momentum Portfolio”
PowerShares DWA Energy Momentum Portfolio (PXI)	“DWA Energy Momentum Portfolio”
PowerShares DWA Financial Momentum Portfolio (PFI)	“DWA Financial Momentum Portfolio”
PowerShares DWA Healthcare Momentum Portfolio (PTH)	“DWA Healthcare Momentum Portfolio”
PowerShares DWA Industrials Momentum Portfolio (PRN)	“DWA Industrials Momentum Portfolio”
PowerShares DWA Technology Momentum Portfolio (PTF)	“DWA Technology Momentum Portfolio”
PowerShares DWA Utilities Momentum Portfolio (PUI)	“DWA Utilities Momentum Portfolio”
PowerShares NASDAQ Internet Portfolio (PNQI)	“NASDAQ Internet Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of NASDAQ Internet Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum Portfolio	DWA Basic Materials Technical LeadersTM Index
DWA Consumer Cyclicals Momentum Portfolio	DWA Consumer Cyclicals Technical LeadersTM Index
DWA Consumer Staples Momentum Portfolio	DWA Consumer Staples Technical LeadersTM Index
DWA Energy Momentum Portfolio	DWA Energy Technical LeadersTM Index
DWA Financial Momentum Portfolio	DWA Financials Technical LeadersTM Index
DWA Healthcare Momentum Portfolio	DWA Healthcare Technical LeadersTM Index
DWA Industrials Momentum Portfolio	DWA Industrials Technical LeadersTM Index
DWA Technology Momentum Portfolio	DWA Technology Technical LeadersTM Index
DWA Utilities Momentum Portfolio	DWA Utilities Technical LeadersTM Index
NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

38

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

39

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. Each Fund (except NASDAQ Internet Portfolio) employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

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E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-month period ended October 31, 2014, DWA Basic Materials Momentum Portfolio and NASDAQ Internet Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. As compensation for its services, NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust on behalf of each Fund (excluding NASDAQ Internet Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except NASDAQ Internet Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2015. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered

41

for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2015. The Expense Agreement cannot be terminated during its term.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended October 31, 2014, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum Portfolio	$41,155
DWA Consumer Cyclicals Momentum Portfolio	53,231
DWA Consumer Staples Momentum Portfolio	39,803
DWA Energy Momentum Portfolio	137,779
DWA Financial Momentum Portfolio	41,668
DWA Healthcare Momentum Portfolio	30,243
DWA Industrials Momentum Portfolio	17,734
DWA Technology Momentum Portfolio	47,541
DWA Utilities Momentum Portfolio	39,442
NASDAQ Internet Portfolio	56

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to NASDAQ Internet Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2014 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/15	04/30/16	04/30/17	10/31/17
DWA Basic Materials Momentum Portfolio	$161,432	$41,196	$46,379	$32,772	$41,085
DWA Consumer Cyclicals Momentum Portfolio	253,302	51,344	76,493	72,285	53,180
DWA Consumer Staples Momentum Portfolio	203,430	41,541	63,480	58,654	39,755
DWA Energy Momentum Portfolio	178,956	9,506	31,818	—	137,632
DWA Financial Momentum Portfolio	243,270	48,756	83,041	69,854	41,619
DWA Healthcare Momentum Portfolio	160,536	50,671	41,317	38,353	30,195
DWA Industrials Momentum Portfolio	176,358	46,045	82,100	30,573	17,640
DWA Technology Momentum Portfolio	223,722	43,574	72,589	60,072	47,487
DWA Utilities Momentum Portfolio	203,767	38,784	71,758	53,817	39,408

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Full Name	Licensor
DWA Basic Materials Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Consumer Staples Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Energy Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Financial Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Healthcare Momentum Portfolio	Dorsey Wright & Associates, Inc.

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Full Name	Licensor
DWA Industrials Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Technology Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Utilities Momentum Portfolio	Dorsey Wright & Associates, Inc.
NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the six-month period ended October 31, 2014.

DWA Financial Momentum Portfolio

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2014	Dividend Income
Invesco Ltd.	$1,316,326	$154,139	$(266,195)	$171,330	$20,898	$1,396,498	$18,078

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Healthcare Momentum Portfolio
Equity Securities	$113,719,961	$—	$14,948	$113,734,909

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of April 30, 2014, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized
DWA Basic Materials Momentum Portfolio	$—	$205,528	$3,783,798	$4,534,904	$2,521,492	$5,924,971	$1,413,258	$18,383,951	$3,244,639
DWA Consumer Cyclicals Momentum Portfolio	—	1,246,058	1,993,654	—	2,042,056	4,132,216	15,433	9,429,417	—
DWA Consumer Staples Momentum Portfolio	—	562,037	2,156,980	3,935,363	1,180,566	—	—	7,834,946	3,786,332
DWA Energy Momentum Portfolio	—	880,885	2,869,667	3,914,682	1,167,692	12,571,235	—	21,404,161	3,667,877
DWA Financial Momentum Portfolio	—	614,940	1,821,971	4,413,894	1,979,006	1,325,278	—	10,155,089	1,797,635
DWA Healthcare Momentum Portfolio	—	2,234,184	17,890,879	18,737,951	2,739,963	6,942,880	—	48,545,857	3,245,322
DWA Industrials Momentum Portfolio	—	1,476,057	6,525,387	21,245,288	2,746,746	4,807,743	—	36,801,221	6,643,650
DWA Technology Momentum Portfolio	—	2,465,875	8,220,697	7,658,564	3,016,840	7,958,308	—	29,320,284	861,059
DWA Utilities Momentum Portfolio	430,964	2,124,736	1,366,073	5,885,935	874,386	3,694,092	657,810	15,033,996	2,340,748
NASDAQ Internet Portfolio	—	—	—	3,360	74,863	1,343,592	2,359,815	3,781,630	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Basic Materials Momentum Portfolio	$41,365,167	$40,552,856
DWA Consumer Cyclicals Momentum Portfolio	38,293,722	38,312,567
DWA Consumer Staples Momentum Portfolio	17,796,239	17,556,755
DWA Energy Momentum Portfolio	138,270,947	138,894,984
DWA Financial Momentum Portfolio	18,130,130	17,685,190
DWA Healthcare Momentum Portfolio	86,293,939	86,295,875
DWA Industrials Momentum Portfolio	97,349,598	98,016,509
DWA Technology Momentum Portfolio	55,792,829	55,812,679
DWA Utilities Momentum Portfolio	9,371,809	9,572,407
NASDAQ Internet Portfolio	43,437,555	45,992,567

For the six-month period ended October 31, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum Portfolio	$51,100,277	$41,527,150
DWA Consumer Cyclicals Momentum Portfolio	4,135,497	—
DWA Consumer Staples Momentum Portfolio	4,591,580	7,201,220
DWA Energy Momentum Portfolio	92,329,440	61,314,031
DWA Financial Momentum Portfolio	2,924,822	7,770,421
DWA Healthcare Momentum Portfolio	29,124,523	36,475,917
DWA Industrials Momentum Portfolio	—	49,758,530
DWA Technology Momentum Portfolio	6,708,232	—
DWA Utilities Momentum Portfolio	4,599,948	5,504,858
NASDAQ Internet Portfolio	27,092,568	45,354,746

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Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Basic Materials Momentum Portfolio	$101,999,312	$5,449,325	$6,987,133	$(1,537,808)
DWA Consumer Cyclicals Momentum Portfolio	49,738,263	2,595,051	3,786,965	(1,191,914)
DWA Consumer Staples Momentum Portfolio	37,106,161	4,595,652	4,919,233	(323,581)
DWA Energy Momentum Portfolio	220,458,140	(7,430,769)	13,671,790	(21,102,559)
DWA Financial Momentum Portfolio	31,677,893	2,959,963	3,199,851	(239,888)
DWA Healthcare Momentum Portfolio	99,069,546	14,665,363	15,256,815	(591,452)
DWA Industrials Momentum Portfolio	113,317,325	6,152,366	9,160,726	(3,008,360)
DWA Technology Momentum Portfolio	59,835,082	7,010,194	7,765,659	(755,465)
DWA Utilities Momentum Portfolio	37,010,223	5,187,284	5,660,426	(473,142)
NASDAQ Internet Portfolio	308,791,551	7,984,802	31,894,087	(23,909,285)

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and Officer of the Funds. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet Portfolio. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust (excluding PowerShares NASDAQ Internet Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares NASDAQ Internet Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

In addition to the fees and expenses which the PowerShares DWA Financial Momentum Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)
Actual	$1,000.00	$1,042.34	0.60%	$3.09
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
Actual	1,000.00	1,051.15	0.60	3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)
Actual	1,000.00	1,145.93	0.60	3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Energy Momentum Portfolio (PXI)
Actual	1,000.00	884.62	0.60	2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

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Fees and Expenses (continued)

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Financial Momentum Portfolio (PFI)
Actual	$1,000.00	$1,087.45	0.60%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Healthcare Momentum Portfolio (PTH)
Actual	1,000.00	1,165.66	0.60	3.28
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Industrials Momentum Portfolio (PRN)
Actual	1,000.00	1,009.21	0.60	3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Technology Momentum Portfolio (PTF)
Actual	1,000.00	1,112.51	0.60	3.19
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Utilities Momentum Portfolio (PUI)
Actual	1,000.00	1,054.27	0.60	3.11
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares NASDAQ Internet Portfolio (PNQI)
Actual	1,000.00	1,107.24	0.60	3.19
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value of the period, then multiplying the results by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-3
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual period.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics
Not required for a semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name: Andrew Schlossberg
Title: President

Date: January 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name: Andrew Schlossberg
Title: President

Date: January 5, 2015

By:	/s/ Steven Hill

Name: Steven Hill
Title: Treasurer

Date: December 31, 2014